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GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

                              PROSPECTUS SUPPLEMENT

                                   MAY 1, 2003

                SUPPLEMENT TO THE PROSPECTUSES DATED MAY 1, 2003
                                       FOR
            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
  (THE "GOLDENSELECT ES II(R), GENERATIONS(R) AND OPPORTUNITIES PROSPECTUSES")
                ISSUED BY GOLDEN AMERICAN LIFE INSURANCE COMPANY
                     FOR USE ONLY IN THE STATE OF WASHINGTON
                                   ----------

The following information supplements and replaces certain information contained in the Prospectuses dated May 1, 2003 for Deferred Combination Variable and Fixed Annuity Contracts (the "Prospectus").
     The capitalized terms used in this supplement have the same meaning as those in the Prospectus. You should keep this supplement with your Prospectus.

GOLDENSELECT ESII(R), GENERATIONS(R) and OPPORTUNITIES contracts issued for delivery in the State of Washington will have a "5.5% Enhanced Death Benefit" and a "Max 5.5 Enhanced Death Benefit." The "7% Solution Enhanced Death Benefit" and the "Max 7 Enhanced Death Benefit" referred to in the Prospectus are not available and not offered in the State of Washington. All references to the "7% Solution Enhanced Death Benefit" and the "Max 7 Enhanced Death Benefit" as described in the Prospectus should be changed to the "5.5% Solution Enhanced Death Benefit" and a "Max 5.5 Enhanced Death Benefit."

The charges, fees and expenses for the GOLDENSELECT ESII(R), GENERATIONS(R) and OPPORTUNITIES contracts with the "5.5% Solution Enhanced Death Benefit" and "Max 5.5% Enhanced Death Benefit" are as described in the applicable Prospectus with the exception of the mortality and expense risk charges which are as follows:

                                              5.5% Solution        Max 5.5
                                              -------------        -------
     Mortality & Expense Risk Charge              1.40%             1.55%
     Asset-Based Administrative Charge            0.15%             0.15%
                                                  -----             -----
              Total                               1.55%             1.70%

The mortality and expense risk charge is deducted each business day at the rate of .003863% (5.5% Solution), or .004280% (Max 5.5) for each day since the previous business day. The Asset-Based Administrative Charge is deducted each business day at the rate of .000411%.

This supplement should be retained with your GOLDENSELECT ESII(R), GENERATIONS(R) OR OPPORTUNITIES Prospectus.

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GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a stock company domiciled in Delaware.

126076-- ESII/Generations/Opportunities-- Wash.                      May 1, 2003

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  GOLDEN AMERICAN LIFE INSURANCE COMPANY
  SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

  DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS

                              GOLDENSELECT ES II(R)
--------------------------------------------------------------------------------

                                                                     MAY 1, 2003

     This prospectus describes GoldenSelect ES II, a group and individual deferred combination variable annuity contract (the "Contract") offered by Golden American Life Insurance Company ("Golden American," the "Company," "we," "us" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

     The Contract provides a means for you to invest your premium payments in one or more mutual fund investment portfolios. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. The investment portfolios available under your Contract and the portfolio managers are listed on the next page.

     You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

     REPLACING AN EXISTING ANNUITY WITH THE CONTRACT MAY NOT BE BENEFICIAL TO YOU. YOUR EXISTING ANNUITY MAY BE SUBJECT TO FEES OR PENALTIES ON SURRENDER, AND THE CONTRACT MAY HAVE NEW CHARGES.

     This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated May 1, 2003, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN ANY SUBACCOUNT THROUGH A TRUST OR FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY ANY BANK OR BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

--------------------------------------------------------------------------------
     THE INVESTMENT PORTFOLIOS AND THE MANAGERS ARE LISTED ON THE NEXT PAGE.
--------------------------------------------------------------------------------

ES II - 126033

The investment portfolios available under your Contract and the portfolio managers are:

A I M ADVISORS, INC.
  AIM V.I. Dent Demographic Trends Fund (Class II)

A I M CAPITAL MANAGEMENT, INC.
  ING AIM Mid Cap Growth Portfolio (Class S) (1)

ALLIANCE CAPITAL MANAGEMENT L.P.
  ING Alliance Mid Cap Growth Portfolio (Class S) (1)

BARING INTERNATIONAL INVESTMENT LIMITED
  ING Developing World Portfolio (Class S) (1)
  ING Hard Assets Portfolio (Class S) (1)

CAPITAL GUARDIAN TRUST COMPANY
  ING Capital Guardian Large Cap Value Portfolio
   (Class S) (1)
  ING Capital Guardian Managed Global Portfolio
   (Class S) (1)
  ING Capital Guardian Small Cap Portfolio (Class S) (1)

COLUMBIA MANAGEMENT ADVISERS, INC.
  Colonial Small Cap Value Fund (Class B)

EAGLE ASSET MANAGEMENT, INC.
  ING Eagle Asset Value Equity Portfolio (Class S) (1)

FIDELITY(R) MANAGEMENT & RESEARCH CO.
  Fidelity(R)VIP Growth Portfolio (Class S2)
  Fidelity(R)VIP Equity-Income Portfolio (Class S2)
  ING FMR/SM/ Diversified Mid Cap Portfolio (Class S) (1)

GOLDMAN SACHS ASSET MANAGEMENT, L.P.
  ING Goldman Sachs Internet TollkeeperSM Portfolio (Class S) (1) (2)

ING INVESTMENT MANAGEMENT, LLC
  ING Limited Maturity Bond Portfolio (Class S) (1)
  ING Liquid Assets Portfolio (Class S) (1)

ING INVESTMENTS, LLC
  ING International Portfolio (Class S) (1)
  ING VP Bond Portfolio (Class S)
  ING VP Growth Opportunities Portfolio (Service Class)
  ING VP Index Plus LargeCap Portfolio (Class S)
  ING VP MagnaCap Portfolio (Service Class)
  ING VP SmallCap Opportunities Portfolio
   (Service Class)
  ING VP Worldwide Growth Portfolio (Service Class)

INVESCO FUNDS GROUP, INC.
  INVESCO VIF -- Financial Services Fund
  INVESCO VIF -- Health Sciences Fund
  INVESCO VIF -- Leisure Fund
  INVESCO VIF -- Utilities Fund

J.P. MORGAN FLEMING ASSET MANAGEMENT
  (LONDON) LTD.
  ING JPMorgan Fleming International Enhanced EAFE Portfolio (Class S) (1)

J.P. MORGAN FLEMING ASSET MANAGEMENT (USA) INC.
  ING JPMorgan Fleming Small Cap Equity Portfolio (Class S) (1)

JANUS CAPITAL MANAGEMENT LLC
  ING Janus Growth and Income Portfolio (Class S) (1)
  ING Janus Special Equity Portfolio (Class S) (1)

JENNISON ASSOCIATES LLC
  ING Jennison Equity Opportunities Portfolio
   (Class S) (1)
  Jennison Portfolio (Class II) (3)
  SP Jennison International Growth Portfolio (Class II) (3)

MARSICO CAPITAL MANAGEMENT, LLC
  ING Marsico Growth Portfolio (Class S) (1)

MASSACHUSETTS FINANCIAL SERVICES COMPANY
  ING MFS Mid Cap Growth Portfolio (Class S) (1)
  ING MFS Research Portfolio (Class S) (1)
  ING MFS Total Return Portfolio (Class S) (1)

MERCURY ADVISORS
  ING Mercury Focus Value Portfolio (Class S) (1)
  ING Mercury Fundamental Growth Portfolio
   (Class S) (1)

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
  ING PIMCO Core Bond Portfolio (Class S) (1)
  PIMCO High Yield Portfolio

PIONEER INVESTMENT MANAGEMENT, INC.
  Pioneer Fund VCT Portfolio (Class II)
  Pioneer Mid-Cap Value VCT Portfolio (Class II)

PROFUND ADVISORS LLC
  ProFund VP Bull
  ProFund VP Small-Cap
  ProFund VP Europe 30

SALOMON BROTHERS ASSET MANAGEMENT, INC.
  ING Salomon Brothers All Cap Portfolio (Class S) (1)
  ING Salomon Brothers Investors Portfolio (Class S) (1)

T. ROWE PRICE ASSOCIATES, INC.
  ING T. Rowe Price Equity Income Portfolio (Class S) (1)
  ING T. Rowe Price Capital Appreciation  Portfolio (Class S) (1)

UBS GLOBAL ASSET MANAGEMENT
  ING UBS US Balanced Portfolio (Class S) (1)

VAN KAMPEN
  ING Van Kampen Equity Growth Portfolio (Class S) (1)
  ING Van Kampen Global Franchise Portfolio
   (Class S) (1)
  ING Van Kampen Real Estate Portfolio (Class S) (1)
  ING Van Kampen Growth and Income Portfolio
   (Class S) (1)

(1) The investment adviser for this portfolio is Directed Services, Inc. The portfolio manager listed is the sub-adviser. Directed Services, Inc. is an affiliated Company of ING Groep, N.V. Effective May 1, 2003 this fund has changed its name to the name listed above. See Appendix B for a complete list of former and current fund names.

(2)  Internet TollkeeperSM Series is a service mark of Goldman, Sachs & Co.

(3) The investment adviser for this portfolio is Prudential Investments LLC. The portfolio manager listed is the sub-adviser.

The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account B. We refer to the divisions as "subaccounts" and the money you place in the Fixed Account's guaranteed interest periods as "Fixed Interest Allocations" in this prospectus.

ES II - 126033

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TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                     PAGE

Index of Special Terms..............................  ii
Fees and Expenses...................................   2
Condensed Financial Information.....................   6
  Accumulation Unit.................................   6
  The Net Investment Factor.........................   6
  Performance Information...........................   7
  Financial Statements..............................   7
Golden American Life Insurance Company..............   8
Golden American Separate Account B..................   8
The Trusts and Funds................................   8
Covered Funds, Special Funds and Excluded
  Funds  ...........................................  10
Charges and Fees....................................  10
  Charge Deduction Subaccount.......................  11
  Charges Deducted from the Contract Value..........  11
      Surrender Charge..............................  11
      Waiver of Surrender Charge for Extended
         Medical Care...............................  11
      Free Withdrawal Amount........................  11
      Surrender Charge for Excess Withdrawals.......  11
      Premium Taxes.................................  12
      Administrative Charge.........................  12
      Transfer Charge...............................  12
  Charges Deducted from the Subaccounts.............  12
      Mortality and Expense Risk Charge.............  12
      Asset-Based Administrative Charge.............  12
      Earnings Multiplier Benefit Charge............  12
      Optional Rider Charges........................  13
  Trust and Fund Expenses...........................  13
The Annuity Contract................................  14
  Contract Date and Contract Year ..................  14
  Contract Owner....................................  14
  Annuity Start Date................................  15
  Annuitant.........................................  15
  Beneficiary.......................................  15
  Purchase and Availability of the Contract.........  16
  Crediting of Premium Payments.....................  17
  Administrative Procedures.........................  18
  Contract Value....................................  18
  Cash Surrender Value..............................  18
  Addition, Deletion or Substitution of
      Subaccounts and Other Changes.................  19
  The Fixed Account.................................  19
Optional Riders.....................................  19
  Rider Date........................................  20
  No Cancellation...................................  20
  Termination.......................................  20
  Minimum Guaranteed Accumulation
      Benefit Rider.................................  20
  Minimum Guaranteed Income Benefit Rider...........  22
  Minimum Guaranteed Withdrawal
      Benefit Rider.................................  25
  Other Contracts...................................  27
Withdrawals.........................................  30
Transfers Among Your Investments....................  33
Death Benefit Choices...............................  36
  Death Benefit During the Accumulation Phase.......  36
      Standard Death Benefit........................  36
      Enhanced Death Benefit Options................  37
      Earnings Multiplier Benefit Rider.............  40
  Death Benefit During the Income Phase.............  40
  Continuation After Death-- Spouse.................  40
  Continuation After Death-- Not a Spouse...........  41
  Required Distributions Upon Contract
      Owner's Death.................................  41
The Annuity Options.................................  28
Other Contract Provisions...........................  42
Other Information...................................  44
Federal Tax Considerations..........................  45
Statement of Additional Information
  Table of Contents.................................  52
Appendix A
  Condensed Financial Information...................  A1
Appendix B
  The Investment Portfolios.........................  B1
Appendix C
  Fixed Account II..................................  C1
Appendix D
  Fixed Interest Division...........................  D1
Appendix E
  Surrender Charge for Excess Withdrawals
      Example.......................................  E1
Appendix F
  Withdrawal Adjustment for 7% Solution
      Death Benefit Examples........................  F1
Appendix G
  Death Benefits for Category Pre-2001
      Contract Owners...............................  G1
Appendix H
  Death Benefits for Yr-2001 Contract Owners........  H1
Appendix I
  Optional Rider Benefits for Pre-2000 and
      Yr-2000 Contract Owners.......................  I1
Appendix J
  Optional Rider Benefits for Year-2001 and
      May-2001 Contract Owners......................  J1
Appendix K
  Optional Rider Benefits for May-2002
      Contract Owners...............................  K1

ES II - 126033

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INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

   ---------------------------------------------------
   SPECIAL TERM                                  PAGE
   ---------------------------------------------------
   Accumulation Unit                               6
   ---------------------------------------------------
   Annual Ratchet Enhanced Death Benefit          39
   ---------------------------------------------------
   Annuitant                                      15
   ---------------------------------------------------
   Annuity Start Date                             15
   ---------------------------------------------------
   Cash Surrender Value                           18
   ---------------------------------------------------
   Claim Date
   ---------------------------------------------------
   Contract Date                                  14
   ---------------------------------------------------
   Contract Owner                                 14
   ---------------------------------------------------
   Contract Value                                 18
   ---------------------------------------------------
   Contract Year                                  14
   ---------------------------------------------------
   Covered Fund                                   10
   ---------------------------------------------------
   Earnings Multiplier Benefit                    40
   ---------------------------------------------------
   Excluded Fund                                  10
   ---------------------------------------------------
   Free Withdrawal Amount                         11
   ---------------------------------------------------
   Max 7 Enhanced Death Benefit                   40
   ---------------------------------------------------
   Net Investment Factor                           6
   ---------------------------------------------------
   Net Rate of Return
   ---------------------------------------------------
   Restricted Fund                                 9
   ---------------------------------------------------
   Rider Date                                     20
   ---------------------------------------------------
   7% Solution Enhanced Death Benefit             38
   ---------------------------------------------------
   Special Fund                                   10
   ---------------------------------------------------
   Standard Death Benefit                         36
   ---------------------------------------------------

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

   -----------------------------------------------------------------------------
   TERM USED IN THIS PROSPECTUS          CORRESPONDING TERM USED IN THE CONTRACT
   -----------------------------------------------------------------------------
   Accumulation Unit Value               Index of Investment Experience
   -----------------------------------------------------------------------------
   Annuity Start Date                    Annuity Commencement Date
   -----------------------------------------------------------------------------
   Contract Owner                        Owner or Certificate Owner
   -----------------------------------------------------------------------------
   Contract Value                        Accumulation Value
   -----------------------------------------------------------------------------
   Transfer Charge                       Excess Allocation Charge
   -----------------------------------------------------------------------------
   Fixed Interest Allocation             Fixed Allocation
   -----------------------------------------------------------------------------
   Free Look Period                      Right to Examine Period
   -----------------------------------------------------------------------------
   Guaranteed Interest Period            Guarantee Period
   -----------------------------------------------------------------------------
   Subaccount(s)                         Division(s)
   -----------------------------------------------------------------------------
   Net Investment Factor                 Experience Factor
   -----------------------------------------------------------------------------
   Regular Withdrawals                   Conventional Partial Withdrawals
   -----------------------------------------------------------------------------
   Withdrawals                           Partial Withdrawals
   -----------------------------------------------------------------------------

ES II - 126033

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FEES AND EXPENSES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES 1

     Surrender Charge:
     COMPLETE YEARS ELAPSED          0      1      2      3      4      5      6      7      8+
        SINCE PREMIUM PAYMENT

     SURRENDER CHARGE                8%     7%     6%     5%     4%     3%     2%     1%     0%

     Transfer Charge 2...............................................  $25 per transfer, if you make more than 12 transfers in a contract year

     1 If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.

     2    We currently do not impose this charge, but may do so in the future.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE 3.................................  $30
     (We waive this charge if the total of your premium payments is $100,000 or more or if your contract value at the end of a contract year is $100,000 or more.)

SEPARATE ACCOUNT ANNUAL CHARGES 4

  -------------------------------------------------------------------------------------------------
                                                                 ENHANCED DEATH BENEFITS
                                                                 -----------------------
                                           STANDARD       ANNUAL
                                        DEATH BENEFIT     RATCHET     7% SOLUTION       MAX 7
  -------------------------------------------------------------------------------------------------
    Mortality & Expense Risk Charge 5       1.25%          1.50%         1.60%          1.70%
    Asset-Based Administrative Charge       0.15%          0.15%         0.15%          0.15%
       Total                                1.40%          1.65%         1.75%          1.85%
  -------------------------------------------------------------------------------------------------


EARNINGS MULTIPLIER BENEFIT RIDER CHARGE 6

     Quarterly Charge.................................... 0.075% of contract value (0.30% annually)
ES II - 126033

OPTIONAL RIDER CHARGES 7

     Minimum Guaranteed Accumulation Benefit rider:

          ----------------------------------------------------------------------
          Waiting Period      Quarterly Charge
          ----------------------------------------------------------------------
          10 Year             0.1625% of the MGAB Charge Base 8 (0.65% annually)
          20 Year             0.1625% of the MGAB Charge Base (0.65% annually)
          ----------------------------------------------------------------------

     Minimum Guaranteed Income Benefit rider:

          ----------------------------------------------------------------------
          MGIB Rate           Quarterly Charge
          ----------------------------------------------------------------------
          7%                  0.1875% of the MGIB Charge Base 9 (0.75% annually)
          ----------------------------------------------------------------------

     Minimum Guaranteed Withdrawal Benefit rider:

          ----------------------------------------------------------------------
          Quarterly Charge
          ----------------------------------------------------------------------
          0.1625% of the MGWB Eligible Payment Amount 10  (0.65% annually)
          ----------------------------------------------------------------------

          3 We deduct this charge on each contract anniversary and on surrender.

          4 As a percentage of average daily assets in each subaccount. The Separate Account Annual Charges are deducted daily.

          5 Please see Appendix G for the mortality and expense risk charge applicable to Pre-2001 contract owners.

          6 We deduct the rider charge from the subaccounts in which you are invested on each quarterly contract anniversary and pro rata on termination of the Contract; if the value in the subaccounts is insufficient, the rider charge will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

          7 We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and pro rata on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

          8 The MGAB Charge Base is the total of premiums added during the two-year period commencing on the rider date if you purchase the rider on the contract date, or, your contract value on the rider date plus premiums added during the two-year period commencing on the rider date if you purchased the rider after the contract date, reduced pro rata for all withdrawals taken while the MGAB rider is in effect, and reduced pro rata for transfers made during the three year period before the MGAB Date. The MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers may reduce the applicable MGAB Charge Base by more than the amount withdrawn or transferred.

          9 The MGIB Charge Base generally depends on the amount of premiums you pay during the first five contract years after you purchase the rider, when you pay the premiums, less a pro rata deduction for any withdrawal made while the MGIB rider is in effect and accumulated at the MGIB Rate. The MGIB Charge Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers between Covered, Special and Excluded Funds may reduce the applicable MGIB Charge Base by more than the amount withdrawn or transferred.

          10 The MGWB Eligible Payment Amount is (i) the total of premiums paid during the two-year period commencing on the rider date if you purchase the rider on the contract date; or (ii) your contract value on the rider date plus subsequent premiums paid during the two-year period commencing on the rider date.

ES II - 126033

TRUST OR FUND EXPENSES

The next item shows the minimum and maximum total operating expenses charged by the Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.

     -------------------------------------------------------------------------------------------
     TOTAL ANNUAL TRUST OR FUND OPERATING EXPENSES11                  MINIMUM        MAXIMUM
     -------------------------------------------------------------------------------------------
     (expenses that are deducted from Trust or Fund assets,
     including management fees, distribution and/or service            0.53%          2.07%
     (12b-1) fees*, and other expenses):
     -------------------------------------------------------------------------------------------

     * The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

     11 The minimum and maximum total operating expenses charged by a Trust or Fund including applicable expense reimbursement or fee waiver arrangements would be 0.53% to 1.97%. The expense reimbursement or fee arrangement reflected is expected to continue through December 31, 2003.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the above table or in the example below.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds. Specifically, the Example assumes election of the Max 7 Enhanced Death Benefit and election of the earnings multiplier benefit rider with a charge of 0.30% of the contract value annually. The Example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.05% of assets. The Example also assumes you elected an optional benefit rider with the highest cost, an assumed charge of 1.14% annually, where the rider base is equal to the initial premium and increases by 7% annually, and the rider charge is assessed each quarter on a base equal to the hypothetical $10,000 premium increasing at 7% per year. The assumed annual rider charge of 1.14% results from the assumption of a 7% annual increase in the rider base but only a 5% earnings increase in the contract value before expenses. Thus, 1.14% represents an annual charge over the 10-year period which is equivalent to a charge of 0.1875% of rider base per quarter over the same period. Note that surrender charges may apply if you choose to annuitize your Contract within the first 5 contract years, and under certain circumstances, within the first 8 contract years.

The Example reflects the maximum charges for Yr-2003 contract owners. If you elect different options or are not a Yr-2003 contract owner, your expenses will be lower. The example also takes into account contractual limitations on Trust or Fund expenses that require reimbursement or waiver of expenses, but only for the period of the contractual limitation.

ES II - 126033

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     ---------------------------------------------------------------------------
     1) If you surrender your contract at the end of the applicable time period:
     ---------------------------------------------------------------------------
                1 year           3 years           5 years          10 years
                $1,319            $2,182            $3,029           $5,219
     ---------------------------------------------------------------------------
     2) If you annuitize at the end of the applicable time period:
     ---------------------------------------------------------------------------
                1 year           3 years           5 years          10 years
                $1,319            $2,182            $3,029           $5,219
     ---------------------------------------------------------------------------
     3) If you do not surrender your contract:
     ---------------------------------------------------------------------------
                1 year           3 years           5 years          10 years
                 $519             $1,582           $3,029            $5,219
     ---------------------------------------------------------------------------

Compensation is paid for the sale of the Contracts. For information about this compensation, see "Selling the Contract."

--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

ACCUMULATION UNIT

We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of Golden American Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in "Appendix A -- Condensed Financial Information." The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the Contract.

THE NET INVESTMENT FACTOR

The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

     1) We take the net asset value of the subaccount at the end of each business day.

     2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

     3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

     4) We then subtract the applicable daily mortality and expense risk charge and the daily asset-based administrative charge from the subaccount.

Calculations for the subaccounts are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

ES II - 126033

PERFORMANCE INFORMATION

From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Assets subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. We will base total return figures on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Liquid Assets subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Assets subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming no surrender. YOU SHOULD BE AWARE THAT THERE IS NO GUARANTEE THAT THE LIQUID ASSETS SUBACCOUNT WILL HAVE A POSITIVE OR LEVEL RETURN.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

FINANCIAL STATEMENTS

The statement of assets and liabilities of Separate Account B as of December 31, 2002, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended are included in the Statement of Additional Information.
The consolidated financial statements and schedules of Golden American as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 are included in the Statement of Additional Information.

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GOLDEN AMERICAN LIFE INSURANCE COMPANY
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Golden American Life Insurance Company is a Delaware stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. Golden American is a wholly owned subsidiary of Equitable Life Insurance Company of Iowa ("Equitable Life"). Equitable Life is a wholly owned subsidiary of Lion Connecticut Holdings, Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. Golden American is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. Golden American's consolidated financial statements appear in the Statement of Additional Information.

Equitable Life was previously a subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa") which was merged into Lion Connecticut effective December 31, 2002. Lion Connecticut is the holding company for Equitable Life, Directed Services, Inc., the investment manager of the ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management, LLC, portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and ING Variable Products Trust and ING Variable Product Portfolios, respectively. ING also owns Baring International Investment Limited, another portfolio manager of the ING Investors Trust.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

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GOLDEN AMERICAN SEPARATE ACCOUNT B
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Golden American Separate Account B ("Separate Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 as amended (the "1940 Act"). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

Note: We currently offer other variable annuity contracts that invest in Separate Account B, but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract -- Addition, Deletion, or Substitution of Subaccounts and Other Changes."

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THE TRUSTS AND FUNDS
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Investment portfolios of the following Trusts and Funds are currently available under your Contract.

The ING Investors Trust is a mutual fund whose shares are offered to separate accounts funding variable annuity and variable life insurance policies offered by Golden American and other affiliated insurance companies. The ING Investors Trust may also sell its shares to separate accounts of insurance companies not affiliated with Golden American and to certain qualified pension and retirement plans. The address of the ING Investors Trust is 1475 Dunwoody Drive, West Chester, PA 19380.

The AIM Variable Insurance Funds is also a mutual fund whose shares are available to separate accounts of life insurance companies, including Golden American. The address of AIM Variable Insurance Funds is 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173.

Fidelity Variable Insurance Products Fund is also a mutual fund which offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II is located at 82 Devonshire Street, Boston, MA 02109.

ING Variable Insurance Trust is a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Golden American and other insurance companies, both affiliated and unaffiliated with Golden American. The address of ING Variable Insurance Trust is 40 North Central Avenue, Suite 1200, Phoenix, AZ 85004.

ING Variable Products Trust is a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Golden American and other insurance companies, both affiliated and unaffiliated with Golden American. The address of ING Variable Products Trust is 40 North Central Avenue, Suite 1200, Phoenix, AZ 85004.

ING Variable Product Portfolios is a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Golden American and other insurance companies, both affiliated and unaffiliated with Golden American. The address of ING Variable Product Portfolios is 40 North Central Avenue, Suite 1200, Phoenix, AZ 85004.

INVESCO Variable Investment Funds, Inc. is a mutual fund whose shares are available to separate accounts of life insurance companies, including Golden American. The address of the INVESCO Variable Investment Funds, Inc. is 7800 East Union Avenue, Denver, CO 80237.

The PIMCO Variable Insurance Trust is a mutual fund whose shares are available to separate accounts of insurance companies, including Golden American, for both variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The address of the PIMCO Variable Insurance Trust is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

The Pioneer Variable Contracts Trust is a mutual fund whose shares are available to separate accounts of life insurance companies, including Golden American. The address of Pioneer Variable Contracts Trust is 60 State Street, Boston, MA 02109.

The ProFunds is a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Golden American and other insurance companies, both affiliated and unaffiliated with Golden American. The address of ProFunds is 3435 Stelzer Road, Suite 1000, PO Box 182100, Columbus, OH 43218-2000.

The Prudential Series Fund, Inc. is a mutual fund whose shares are available to separate accounts funding variable annuity and variable life insurance polices offered by The Prudential Insurance Company of America, its affiliated insurers and other life insurance companies not affiliated with Prudential, including Golden American. The address of the Prudential Series Fund is 751 Broad Street, Newark, NJ 07102.

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YOU WILL FIND MORE DETAILED INFORMATION ABOUT THE TRUSTS AND FUNDS IN APPENDIX B -- THE INVESTMENT PORTFOLIOS. A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH TRUST OR FUND MAY BE OBTAINED BY CALLING OUR CUSTOMER SERVICE CENTER AT 800-366-0066. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

If, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts or Funds conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating in the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.

RESTRICTED FUNDS

We may, with 30 days notice to you, designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may also change the limitations on existing contracts with respect to new premiums added to investment portfolios and with respect to new transfers to investment portfolios. We may establish any limitations, at our discretion, as a percentage of premium or contract value, or as a specified dollar amount, and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. If we designate an investment option as a Restricted Fund or set applicable limitations, such change will apply only to transactions made after the designation.

We limit your investment in the Restricted Funds on an aggregate basis for all Restricted Funds and for each individual Restricted Fund. Currently, we limit an investment in Restricted Funds to the following limitations: no more than $999,999,999, and no more than 30 percent of contract value. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Funds has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Funds. However, if the contract value in the Restricted Funds exceeds the aggregate limit, if you take a withdrawal, it must come from either the Restricted Funds or pro rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will not permit a transfer to the Restricted Funds if it would increase the contract value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted Funds. If the multiple reallocations lower the percentage of total contract value in Restricted Funds, we will permit the reallocation even if the percentage of contract value in a Restricted Fund is greater than its limit.

Please see "Withdrawals" and "Transfers Among Your Investments" in this prospectus for more information on the effect of Restricted Funds.

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COVERED FUNDS, SPECIAL FUNDS AND EXCLUDED FUNDS
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For purposes of determining death benefits and benefits under the optional benefit riders (but not the earnings multiplier benefit rider), we assign the investment options to one of three categories of funds. The categories are:

     1)   Covered Funds;

     2)   Special Funds; and

     3)   Excluded Funds.

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Allocations to Covered Funds participate fully in all guaranteed benefits. Allocations to Special Funds could affect the death benefit and/or optional benefit rider guarantee that may otherwise be provided. Allocations to Excluded Funds do not participate in any guaranteed benefits, due to their potential for volatility. No investment options are currently designated as Excluded Funds.

Designation of investment options under these categories may vary by benefit. For example, we may designate an investment option a Special Fund for purposes of calculating a benefit under an optional benefit rider, but not a death benefit, or for calculating one death benefit and not another. We may, with 30 days notice to you, designate any investment option as a Special or Excluded Fund with respect to new premiums added to such investment option and also with respect to new transfers to such investment option.

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CHARGES AND FEES
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We deduct the Contract charges described below to compensate us for our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a Contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. If there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

CHARGE DEDUCTION SUBACCOUNT

You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Assets subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, we will deduct the charges as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

CHARGES DEDUCTED FROM THE CONTRACT VALUE

We deduct the following charges from your contract value:

     SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 8-year period from the date we receive and accept a premium payment. We base the surrender charge on a percentage of each premium payment withdrawn. The surrender charge is based on the amount requested for withdrawal. The surrender charge is deducted from the contract value remaining after you have received the amount requested for withdrawal. This charge is intended to cover sales expenses that we have incurred. We may reduce or waive the surrender charge in certain situations. We will never charge more than the maximum surrender charge. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

     COMPLETE YEARS ELAPSED          0      1      2      3      4      5      6      7      8+
        SINCE PREMIUM PAYMENT

     SURRENDER CHARGE                8%     7%     6%     5%     4%     3%     2%     1%     0%

     WAIVER OF SURRENDER CHARGE FOR EXTENDED MEDICAL CARE. We will waive the surrender charge in most states in the following events: (i) you begin receiving qualified extended medical care on or after

ES II - 126033
the first contract anniversary for at least 45 days during a 60-day period and we receive your request for the surrender or withdrawal, together with all required documentation at our Customer Service Center during the term of your care or within 90 days after the last day of your care; or (ii) you are first diagnosed by a qualified medical professional, on or after the first contract anniversary, as having a qualifying terminal illness. We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness. See your Contract for more information. The waiver of surrender charge may not be available in all states.

     FREE WITHDRAWAL AMOUNT. The Free Withdrawal Amount is the total of (i) your cumulative earnings (which is your contract value less premium payments received and prior withdrawals), and (ii) 10% of premium payments not previously withdrawn received within 8 years prior to the date of the withdrawal.

     SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the Internal Revenue Code (the "Code"). We consider a withdrawal to be an excess withdrawal when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. When you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested. ANY WITHDRAWAL FROM A FIXED INTEREST ALLOCATION MORE THAN 30 DAYS BEFORE ITS MATURITY DATE WILL TRIGGER A MARKET VALUE ADJUSTMENT. See Appendix C and the Fixed Account II prospectus for more information.

For the purpose of calculating the surrender charge for an excess withdrawal:
(i) we treat premiums as being withdrawn on a first-in, first-out basis; and
(ii) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix E. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

     PREMIUM TAXES. We may charge for state and local premium taxes depending on your state of residence. These taxes can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal or on the annuity start date.

     ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each Contract anniversary. If you surrender your Contract prior to a Contract anniversary, we deduct an administrative charge when we determine the cash surrender value payable to you. The charge is $30 per Contract. We waive this charge if your contract value is $100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more or under other conditions established by Golden American. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

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     TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. The charge will not apply to any transfers due to the election of dollar cost averaging or automatic rebalancing.

CHARGES DEDUCTED FROM THE SUBACCOUNTS

     MORTALITY AND EXPENSE RISK CHARGE. The amount of the mortality and expense risk charge depends on the death benefit you have elected and on the category of contract owner to which you belong. We deduct the charge each business day based on the assets you have in each subaccount. If there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of contracts.

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                               ANNUAL RATCHET            7% SOLUTION                MAX 7
         STANDARD                 ENHANCED                 ENHANCED                ENHANCED
      DEATH BENEFIT             DEATH BENEFIT           DEATH BENEFIT           DEATH BENEFIT
--------------------------------------------------------------------------------------------------
                Annual                   Annual                  Annual                  Annual
                Charge                   Charge                  Charge                  Charge
               Expressed                Expressed               Expressed               Expressed
    Annual     as Daily      Annual     as Daily      Annual    as Daily      Annual    as Daily
    Charge       Rate        Charge       Rate        Charge      Rate        Charge      Rate
    1.25%      0.003446%     1.50%      0.004141%     1.60%     0.004419%     1.70%     0.004697%
--------------------------------------------------------------------------------------------------

Please see Appendix G for a description of the mortality and expense risk charges for Pre-2001 contract owners. See "The Annuity Contract -- Contract Owner Categories." PLEASE RETAIN THIS PROSPECTUS AND THE APPENDIX THAT IS APPLICABLE TO YOU SO YOU WILL HAVE IT FOR FUTURE REFERENCE.

     ASSET-BASED ADMINISTRATIVE CHARGE. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. We deduct the charge from your assets in each subaccount on each business day at the rate of 0.000411% for each day since the previous business day.

     EARNINGS MULTIPLIER BENEFIT CHARGE. Subject to state availability, you may purchase the earnings multiplier benefit rider for a non-qualified Contract either at issue or on the next contract anniversary following the introduction of the benefit in your state, if later. So long as the rider is in effect, we will deduct a separate quarterly charge for the rider through a pro rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccounts, we will deduct the charges from your Fixed Interest Allocations starting with the allocation nearest its maturity date. If that is insufficient, we will deduct the charge from the allocation next nearest its maturity date, and so on. We deduct the rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current contract value immediately prior to the surrender or annuitization. The quarterly charge for the earnings multiplier benefit rider is 0.075% (0.30% annually). For a description of the rider, see "Earnings Multiplier Benefit Rider."

     OPTIONAL RIDER CHARGES. In addition to the earnings multiplier benefit rider, subject to state availability, you may purchase one of three optional benefit riders that you may elect at issue. So long as the rider is in effect, we will deduct a separate quarterly charge for each optional benefit rider through a pro rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccount, we will deduct the charges from your Fixed Interest Allocations nearest their maturity date. We deduct each rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following

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the rider date. For a description of the riders and the defined terms used in connection with the riders, see "The Annuity Contract -- Optional Riders."

     MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The quarterly charge for the MGAB rider is as follows:

          ----------------------------------------------------------------------
          Waiting Period      Quarterly Charge
          ----------------------------------------------------------------------
          10 Year             0.1625% of the MGAB Charge Base  (0.65% annually)
          ----------------------------------------------------------------------
          20 Year             0.1625% of the MGAB Charge Base  (0.65% annually)
          ----------------------------------------------------------------------

     MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The quarterly charge for the MGIB rider is as follows:

          ----------------------------------------------------------------------
          MGIB Rate           Quarterly Charge
          ----------------------------------------------------------------------
          7%                  0.1875% of the MGIB Charge Base  (0.75% annually)
          ----------------------------------------------------------------------

     MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The quarterly charge for the MGWB rider is 0.1625% (0.65% annually) of the original MGWB Eligible Payment Amount. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and your original MGWB Eligible Payment Amount immediately prior to the surrender or annuitization.

Please see the appendix that is applicable to you for the optional rider charges under your Contract.

TRUST AND FUND EXPENSES

Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, certain portfolios deduct a service fee, which is used to compensate service providers for administrative and contract holder services provided on behalf of the portfolios, and certain portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio. See "Fees and Expenses -- Trust or Fund Expenses."

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THE ANNUITY CONTRACT
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The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trusts and Funds through Separate Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account. See Appendix C and the Fixed Account II prospectus for more information on the Fixed Account.

CONTRACT DATE AND CONTRACT YEAR

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

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CONTRACT OWNER

You are the contract owner. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the annuity start date, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the annuity start date, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, we will treat this as a change of contract owner for determining the death benefit (likely a taxable event). If no beneficial owner of the trust has been designated, the availability of Enhanced Death Benefits will be based on the age of the annuitant at the time you purchase the Contract.

     CONTRACT OWNER CATEGORIES. There are five categories of contract owners covered by this prospectus. For ease of reference, they are called Pre-2001, Yr-2001, May-2002, Yr-2003 and May-2003 contract owners. If you are a contract owner, the category of your Contract is indicated on your quarterly statements. If you are unsure which category applies to you, please call our Customer Service Center. The telephone number is (800) 366-0066.

The following is a general description of the categories:

     ---------------------------------------------------------------------------
     PRE-2001:     a) all contracts purchased prior to January 2, 2001; b)
                   contracts purchased on or after January 2, 2001 which offer one death benefit option (as available in the state of issue at the time of purchase).
     ---------------------------------------------------------------------------
     YR-2001:      Contracts purchased on or after January 1, 2001, which offer five death benefit options, including the Annual Ratchet
                   Enhanced Death Benefit to age 90, offer an earnings
                   multiplier benefit option and optional benefit riders and
                   under which the determination of benefits when there are
                   allocations to Special Funds is based on the better of the original Yr-2001 benefit calculation and the Special Funds
                   "floor" (as available in the state of issue at the time of purchase).
     ---------------------------------------------------------------------------
     MAY-2002:     Contracts purchased on or after May 1, 2002, which offer
                   five death benefit options, including the Annual Ratchet
                   Enhanced Death Benefit to age 90, offer an earnings
                   multiplier benefit option and optional benefit riders, and under which the determination of benefits when there are
                   allocations to Special Funds is the same as the Special
                   Funds "floor," but all withdrawals are pro rata (as
                   available in the state of issue at the time of purchase).
     ---------------------------------------------------------------------------
     YR-2003:      Contracts purchased on or after February 4, 2003 which have the same death benefits and living benefits as May-2002
                   Contracts, but have a different calculation of the Minimum
                   Guaranteed Income Benefit and higher charges for all three living benefit optional riders.
     ---------------------------------------------------------------------------
     MAY-2003:     Contracts purchased on or after May 1, 2003 which are the
                   same as Yr-2003, but do not offer the Deferred Ratchet
                   Enhanced Death Benefit.
     ---------------------------------------------------------------------------

A description of benefits and charges for Pre-2001, Yr-2001, May- 2002 and Yr-2003 contract owners is included in the appendices to this prospectus, to the extent they differ from those described in this

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prospectus for May-2003 contract owners. PLEASE RETAIN THIS PROSPECTUS AND THE APPENDIX THAT IS APPLICABLE TO YOU SO YOU WILL HAVE IT FOR FUTURE REFERENCE.

     JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select the Standard Death Benefit option. The earnings multiplier benefit rider is not available when there are joint owners.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See "Change of Contract Owner or Beneficiary" below. If you have elected an Enhanced Death Benefit, and you add a joint owner, the Enhanced Death Benefit from the date of change will end. If the older joint owner is attained age 85 or under, the Standard Death Benefit will apply. If the older joint owner is attained age 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. If you elected the earnings multiplier benefit rider, it will terminate if you add a joint owner. Note that returning a Contract to single owner status will not restore any Enhanced Death Benefit or the earnings multiplier benefit. Unless otherwise specified, the term "age" when used for joint owners shall mean the age of the oldest owner.

ANNUITY START DATE

The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

ANNUITANT

The annuitant is the person designated by you to be the measuring life in determining annuity payments. You are the annuitant unless you name another annuitant in the application. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. You may not change the annuitant after the Contract is in effect.

If the contract owner is an individual, and the annuitant dies before the annuity start date and you have named a contingent annuitant, the contingent annuitant becomes the annuitant. If the annuitant dies before the annuity start date and there is no contingent annuitant, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

If the contract owner is not an individual, and the annuitant dies before the annuity start date, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax adviser for more information if you are not an individual.

BENEFICIARY

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

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If the beneficiary dies before the annuitant or the contract owner, we pay the death benefit proceeds to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries.

     CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the contract, the amount of the earnings multiplier benefit, if applicable, and the continuation of any other optional rider that you have elected. The new owner's age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges. The new owner's death will determine when a death benefit is payable.

If you have elected the Standard Death Benefit option, the minimum guaranteed death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For the Enhanced Death Benefit options, if the new owner is age 79 or under on the date that ownership changes, the minimum guaranteed death benefit will continue. If the new owner is age 80 to 85, the Enhanced Death Benefit will end, and the death benefit will become the Standard Death Benefit. For all death benefit options, 1) if the new owner's attained age is 86 or over on the date of the ownership change, or 2) if the new owner is not an individual (other than a trust for the benefit of the owner or annuitant), the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore any Enhanced Death Benefits.

If you have elected the earnings multiplier benefit rider, and the new owner is under age 76, the rider will continue. The benefit will be adjusted to reflect the attained age of the new owner as the issue age. We will use the Maximum Base and Benefit Base percentages in effect on the original rider date to calculate the benefit. If the new owner is age 76 or over, the rider will terminate. If you have not elected the earnings multiplier benefit rider, the new owner may not add the rider upon the change of ownership. If you have elected another optional rider, the rider will terminate upon a change of ownership.

A change of owner likely has tax consequences. See "Federal Tax Considerations" in this prospectus.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. You may also restrict a beneficiary's right to elect an annuity option or receive a lump sum payment. If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to our Customer Service Center. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

PURCHASE AND AVAILABILITY OF THE CONTRACT

We will issue a Contract only if both the annuitant and the contract owner are age 85 or younger.

The initial premium payment must be $5,000 or more ($1,500 for qualified Contracts). You may make additional payments of $100 or more ($50 for qualified Contracts) at any time after the free look period before you turn age 85. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. An initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval. The Contract may not be available to all ages through all broker-dealers.

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The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. YOU SHOULD NOT BUY THIS CONTRACT: (I) IF YOU ARE LOOKING FOR A SHORT-TERM INVESTMENT; (II) IF YOU CANNOT RISK GETTING BACK LESS MONEY THAN YOU PUT IN; OR (III) IF YOUR ASSETS ARE IN A PLAN WHICH PROVIDES FOR TAX-DEFERRAL AND YOU SEE NO OTHER REASON TO PURCHASE THIS CONTRACT.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See "Fees and Expenses" in this prospectus. IF YOU ARE CONSIDERING AN ENHANCED DEATH BENEFIT OPTION AND/OR THE EARNINGS MULTIPLIER BENEFIT RIDER AND YOUR CONTRACT WILL BE AN IRA, SEE "TAXATION OF QUALIFIED CONTRACTS -- INDIVIDUAL RETIREMENT ANNUITIES" AND "TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT" IN THIS PROSPECTUS.

We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs. If you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

CREDITING OF PREMIUM PAYMENTS

We will process your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate Account B, we will credit the payment at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account B specified by you within 2 business days.

We will ask about any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate Account B at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

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If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer.

     1) If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid.

     2) If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with an Application Acknowledgement Statement for your execution. Until our Customer Service Center receives the executed Application Acknowledgement Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the Fixed Account be allocated to a subaccount specially designated by the Company (currently, the Liquid Assets subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

ADMINISTRATIVE PROCEDURES

We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements.

CONTRACT VALUE

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (i) the contract value in the Fixed Interest Allocations, and (ii) the contract value in each subaccount in which you are invested.

     CONTRACT VALUE IN FIXED INTEREST ALLOCATIONS. The contract value in your Fixed Interest Allocation is the sum of premium payments allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such withdrawal), contract fees (including, in some cases, fees for optional benefit riders) and premium taxes.

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     CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Assets subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

     1) We take the contract value in the subaccount at the end of the preceding business day.

     2) We multiply (1) by the subaccount's Net Rate of Return since the preceding business day.

     3)   We add (1) and (2).

     4) We add to (3) any additional premium payments, and then add or subtract any transfers to or from that subaccount.

     5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees and premium taxes.

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. See the Golden American Fixed Account II prospectus for a description of the calculation of cash surrender value under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), any optional benefit rider charge, and any other charges incurred but not yet deducted.

     SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE. You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender is effective on the date we receive your written request and the Contract at our Customer Service Center. After we receive all paperwork required for us to process your surrender, we will determine and pay the cash surrender value at the price next determined. Once paid, all benefits under the Contract will terminate. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Assets subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another

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portfolio for existing and future investments. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs, or if you have other outstanding instructions and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces. We will provide you with written notice before we make these changes.

We reserve the right to: (i) deregister Separate Account B under the 1940 Act;
(ii) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account B; and (v) combine Separate Account B with other accounts.

We will provide you with written notice before we make any of these changes.

THE FIXED ACCOUNT

The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See Appendix C and the Fixed Account II prospectus for more information.

OPTIONAL RIDERS

Subject to state availability, you may elect one of the three optional benefit riders discussed below. YOU MAY ADD ONLY ONE OF THESE THREE RIDERS TO YOUR CONTRACT. EACH RIDER HAS A SEPARATE CHARGE. Once elected, the riders generally may not be cancelled. You may not remove the rider and charges will be assessed regardless of the performance of your Contract. Please see "Charges and Fees -- Optional Rider Charges" for information on rider charges.

The following describes the optional riders for Contracts in the Yr-2003 or May-2003 category. A description of the calculation of the optional rider benefits for all other contract owners is included in the appendices to this prospectus, to the extent they differ from those described in the prospectus for Yr-2003 or May-2003 contract owners. Please retain this prospectus and the appendix that is applicable to you so you will have it for future reference.

THE OPTIONAL RIDERS MAY NOT BE AVAILABLE FOR ALL INVESTORS. YOU SHOULD ANALYZE EACH RIDER THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE YOU SELECT ONE. THE OPTIONAL RIDERS DO NOT GUARANTEE ANY RETURN OF PRINCIPAL OR PREMIUM PAYMENTS AND DO NOT GUARANTEE PERFORMANCE OF ANY SPECIFIC INVESTMENT PORTFOLIO UNDER THE CONTRACT. YOU SHOULD CONSULT A QUALIFIED FINANCIAL ADVISER IN EVALUATING THE RIDERS.

THE OPTIONAL RIDERS MAY NOT BE APPROVED IN ALL STATES. CHECK WITH OUR CUSTOMER SERVICE CENTER FOR AVAILABILITY IN YOUR STATE. THE TELEPHONE NUMBER IS (800) 366-0066.

RIDER DATE. The rider date is the date an optional benefit rider becomes effective. The rider date is also the contract date if you purchase the rider when the Contract is issued.

NO CANCELLATION. Once you purchase a rider, you may not cancel it unless you cancel the Contract during the Contract's free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel any rider. Once the Contract continues beyond the free look period, you may not cancel the rider, except for a one-time right to cancel the twenty-year option of the Minimum Guaranteed Accumulation Benefit rider under specified conditions. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

TERMINATION. The optional riders are "living benefits," which means the guaranteed benefits offered by the riders are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional riders automatically terminate if you:

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     o annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or

     o die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The optional riders will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances which may cause a particular optional rider to terminate automatically are discussed below with each rider.

MINIMUM GUARANTEED ACCUMULATION BENEFIT RIDER (MGAB). The MGAB rider is an optional benefit which provides you with an MGAB intended to guarantee a minimum contract value at the end of a specified waiting period. Only premiums added to your Contract during the first two-year period after your rider date are included in the MGAB Base. Any additional premium payments added after the second rider anniversary are not included in the MGAB Base. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary

The MGAB is a one-time adjustment to your contract value if your contract value on the MGAB Date is less than the MGAB Base. The MGAB Date is the next business day after the applicable waiting period. We calculate your Minimum Guaranteed Accumulation Benefit on this date. The MGAB rider may offer you protection if your Contract loses value during the MGAB waiting period. For a discussion of the charges we deduct under the MGAB rider, see "Optional Rider Charges."

The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. The ten-year option has a waiting period of ten years and, other than for allocations to Excluded Funds and certain transfers, guarantees that your contract value at the end of ten years will at least equal your initial premium payment, reduced pro rata for withdrawals. Transfers made within 3 years prior to the MGAB Date will also reduce the MGAB Base pro rata. The twenty-year option has a waiting period of twenty years and, other than allocations to Special Funds or Excluded Funds, guarantees that your contract value at the end of twenty years will at least equal two times your initial premium payment, reduced pro rata for withdrawals and reduced for transfers made within 3 years prior to the MGAB Date. If you add the 20 year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special or Excluded Funds, may prevent the MGAB Base from doubling over the waiting period.

     CALCULATING THE MGAB. We calculate your MGAB as follows:

     1) WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

          The MGAB Base is tracked separately for Covered, Special and Excluded Funds, based on the initial allocation of premium (or contract value), subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The aggregate MGAB Base is used to determine the MGAB on the MGAB Date. The aggregate MGAB Base equals the sum of:

          a)   the MGAB Base allocated to Covered Funds;

          b)   the MGAB Base allocated to Special Funds; and

          c) the LESSER OF the contract value allocated to Excluded Funds or MGAB Base allocated to Excluded Funds.

          No investment options are currently designated as Special Funds for the ten-year MGAB. For contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds for the twenty-year MGAB: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; the ING VP Bond Portfolio; the ING Core Bond Portfolio; the Fixed

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          Account; the Fixed Interest Division; and the TSA Special Fixed Account. For contracts issued prior to May 1, 2003, the ING VP Bond Portfolio and the ING Core Bond Portfolio are not designated as Special Funds. No investment options are currently designated as Excluded Funds.

          The MGAB Base for both the Covered Funds and the Excluded Funds equals the allocated eligible premiums, adjusted for subsequent withdrawals and transfers, accumulated until the MGAB Date at 0% for the ten-year MGAB and 3.5265% for the twenty-year MGAB.

          The MGAB Base for Special Funds equals the allocated eligible premiums, adjusted for subsequent withdrawals and transfers. There is no accumulation of MGAB Base for Special Funds for either the ten-year or twenty-year MGAB.

          If you purchased the MGAB optional benefit rider after the contract date, your MGAB Base equals your allocated contract value, plus premiums added during the two-year period after your rider date, accumulated at the appropriate MGAB rate described above, and adjusted for withdrawals and transfers.

          We use the MGAB Charge Base to determine the periodic MGAB rider charges. The MGAB Charge Base equals the eligible premiums, adjusted for subsequent withdrawals and transfers, as allocated by fund category. The MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, and separate rates may apply to each. Currently, the same deduction method and rate apply to all categories.

          Withdrawals reduce the MGAB Base and MGAB Charge Base on a pro rata basis. The percentage reduction in the MGAB Base and MGAB Charge Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal.

          Net Transfers from Covered Funds or Special Funds to Excluded Funds reduce the MGAB Base and MGAB Charge Base allocated to Covered Funds or Special Funds on a pro rata basis. Any resulting increase in MGAB Base and MGAB Charge Base allocated to Excluded Funds will equal the reduction in the MGAB Base and MGAB Charge Base allocated to Covered Funds or Special Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Date.

          Net Transfers from Excluded Funds to other funds reduce the MGAB Base and MGAB Charge Base allocated to Excluded Funds on a pro rata basis. The resulting increase in MGAB Base and MGAB Charge Base allocated to other funds will equal the LESSER OF the contract value transferred and the change in the MGAB Base and MGAB Charge Base allocated to Excluded Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Date.

          Any transfer within 3 years of the MGAB Date (regardless of the funds involved) reduces the MGAB Base and MGAB Charge Base for Covered, Special or Excluded Funds, as applicable, on a pro rata basis, based on the percentage of contract value transferred, without any corresponding increase.

     2) WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB DATE FROM YOUR AGGREGATE MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

     3) ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it on the MGAB Date to the subaccounts in which you are invested pro rata based on the proportion of your contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Date, we will allocate the MGAB to the Liquid Assets subaccount on your behalf. After we credit the MGAB, the amount of your annuity income, cash surrender value and

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          death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

     PURCHASE. To purchase the MGAB rider, you must be age 80 or younger on the rider date if you choose the ten-year option and age 65 or younger on the rider date if you choose the twenty-year option. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

     THE MGAB DATE. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Date is your 10th contract anniversary for the ten-year option or 20th contract anniversary for the twenty-year option. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Date will be the first contract anniversary occurring after 10 years (for the ten-year option) or 20 years (for the twenty-year option) after the rider date. The MGAB rider is not available if the MGAB Date would fall beyond the latest annuity start date.

     CANCELLATION. If you elected the twenty-year option, you have a one-time right to cancel the MGAB rider on your first contract anniversary that is at least 10 years after the rider date. If you purchased the MGAB rider during the 30-day period following the contract date, your one-time right to cancel the rider occurs on the tenth anniversary of your contract date. To cancel, you need to send written notice to our Customer Service Center at least 30 days before such anniversary date. If you terminate the MGAB rider before the MGAB Date, we will not credit you with the MGAB and we will assess the pro rata portion of the MGAB rider charge for the current quarter.

     NOTIFICATION. We will report any crediting of the MGAB in your first quarterly statement following the MGAB Date.

MINIMUM GUARANTEED INCOME BENEFIT RIDER (MGIB). The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds or Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB. For contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds for purposes of calculating the MGIB: the ING Liquid Assets Portfolio, the ING Limited Maturity Bond Portfolio, the ING VP Bond Portfolio, the ING Core Bond Portfolio, the Fixed Account, the Fixed Interest Division and the TSA Special Fixed Account. For contracts issued prior to May 1, 2003, the ING VP Bond Portfolio and the ING Core Bond Portfolio are not designated as Special Funds.

The MGIB Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rate is an annual effective rate.

For a discussion of the charges we deduct under the MGIB rider, see "Charges and Fees -- Optional Rider Charges."

Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Date is the greatest of:

     1) your annuity income based on your contract value adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) on the MGIB Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

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     2) your annuity income based on your contract value adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) on the MGIB Date applied to the then-current income factors in effect for the annuity option you selected; or

     3) the MGIB annuity income based on your MGIB Base on the MGIB Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Base for any premium tax recovery and Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) that would otherwise apply at annuitization.

The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

The MGIB Benefit Base is only a calculation used to determine the MGIB annuity income. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Benefit Base or Maximum MGIB Base.

The MGIB Benefit Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value) and credits, and subsequently allocated eligible premiums and any credits we add, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Date.

     DETERMINING THE MGIB CHARGE BASE: The MGIB Charge Base is the greater of the MGIB Rollup Base and the MGIB Ratchet Base.

     (i) The MGIB Rollup Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

          (a)  is the MGIB Rollup Base for Covered Funds;

          (b)  is the MGIB Rollup Base for Special Funds;

          (c)  is the MGIB Rollup Base for Excluded Funds; and

     (ii) The MGIB Ratchet Base is equal to the sum of (a) and (b) where:

          (a)  is the MGIB Ratchet Base for Covered and Special Funds; and

          (b)  is the MGIB Ratchet Base for Excluded Funds.

     DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Date, we calculate your MGIB annuity income as follows:

     1) WE FIRST DETERMINE YOUR MGIB BENEFIT BASE: The MGIB Benefit Base is equal to the greater of the MGIB Rollup Benefit Base and the MGIB Ratchet Benefit Base.

          (i) The MGIB Rollup Benefit Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

               (a)  is the MGIB Rollup Base for Covered Funds;

               (b)  is the MGIB Rollup Base for Special Funds;

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               (c)  is the contract value allocated to Excluded Funds; and

          (ii) The MGIB Ratchet Benefit Base is equal to the sum of (a) and (b) where:

               (a)  is the MGIB Ratchet Base for Covered and Special Funds; and

               (b)  is the contract value allocated to Excluded Funds.

          The Maximum MGIB Base is 300% of eligible premiums and credits adjusted pro-rata for withdrawals. The Maximum MGIB Base is not allocated by Fund category and credits.

          A)   CALCULATION OF MGIB ROLLUP BENEFIT BASE

               THE MGIB ROLLUP BASE ALLOCATED TO COVERED FUNDS equals the eligible premiums and credits allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rollup Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Benefit Base reaching the Maximum MGIB Base, and at 0% thereafter.

               THE MGIB ROLLUP BASE ALLOCATED TO SPECIAL FUNDS equals the eligible premiums and credits allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. THERE IS NO ACCUMULATION OF MGIB ROLLUP BASE ALLOCATED TO SPECIAL FUNDS.

               THE MGIB ROLLUP BASE ALLOCATED TO EXCLUDED FUNDS equals the eligible premiums and credits allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Benefit Base reaching the Maximum MGIB Base, and at 0% thereafter. THE MGIB ROLLUP BASE ALLOCATED TO EXCLUDED FUNDS IS USED ONLY FOR TRANSFER ADJUSTMENTS AND RIDER CHARGES. IT IS NOT USED TO DETERMINE BENEFITS.

               Eligible premiums and credits are those added more than 5 years before the earliest MGIB Benefit Date. Premiums paid and credits after that are excluded from the MGIB Rollup Base.

               The MGIB Rollup Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rollup Rate is an annual effective rate.

               Withdrawals reduce the MGIB Rollup Base on a pro-rata basis. The percentage reduction in the MGIB Rollup Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the MGIB Rollup Base in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the MGIB Rollup Base in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal.

               Net transfers from Covered Funds will reduce the MGIB Rollup Base allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Covered Funds.

               Net transfers from Special Funds will reduce the MGIB Rollup Base allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Special Funds.

               Net transfers from Excluded Funds will reduce the MGIB Rollup Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Special Funds, as applicable, will equal the lesser of the net

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               contract value transferred and the change in the MGIB Rollup Base allocated to Excluded Funds.

          B)   CALCULATION OF MGIB RATCHET BENEFIT BASE

               The MGIB RATCHET BASE FOR COVERED FUNDS AND SPECIAL FUNDS equals:

               o on the rider date, eligible premiums plus credits, or the contract value, if applicable, allocated to Covered Funds and Special Funds;

               o on each "quarterly anniversary date" prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds and Special Funds is set equal to the greater of :

                    1) the current contract value allocated to Covered Funds and Special Funds (after any deductions occurring on that date); and

                    2) the MGIB Ratchet Base for Covered Funds and Special Funds from the most recent prior quarterly anniversary date, adjusted for any new eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

               o at other times, the MGIB Ratchet Base for Covered Funds and Special Funds is the MGIB Ratchet Base from the prior quarterly anniversary date, adjusted for subsequent eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

          The MGIB RATCHET BASE FOR EXCLUDED FUNDS is calculated the same as for Covered Funds and Special Funds, but for premiums, credits, allocations, withdrawals or transfers attributable to Excluded Funds.

          Effect of Transfers on MGIB Ratchet Base:

          Net transfers from Covered or Special Funds to Excluded Funds will reduce the MGIB Ratchet Base allocated to Covered and Special Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Excluded Funds will equal the reduction in the MGIB Ratchet Base allocated to Covered and Special Funds.

          Net transfers from Excluded Funds to Covered or Special Funds will reduce the MGIB Ratchet Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Covered and Special Funds will equal the lesser of the net contract value transferred and the change in the MGIB Ratchet Base allocated to Excluded Funds.

          A "quarterly anniversary date" is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May 12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of such month. If the quarterly anniversary date falls on a weekend or holiday, we will use the value as of the subsequent business day.

     2) THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT, SURRENDER CHARGE AND PREMIUM TAXES) BY THE INCOME FACTOR, AND THEN DIVIDE BY $1,000.

MGIB INCOME OPTIONS

The following are the MGIB Income Options available under the MGIB Rider:

     a) Income for Life (Single Life or Joint with 100% Survivor) and 10-20 year certain;

     b)   Income for a 20-30 year period certain;

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     c) Any other income plan offered by the Company in conjunction with the MGIB rider on the MGIB Benefit Date.

You may elect to have payments under MGIB Income Options (a) and (b) increase annually at 1%, 2% or 3%.

Once during the life of the Contract, you have the option to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB Income Options available under the Rider. This option may only be exercised on a contract anniversary at or after the end of the waiting period. The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus. The Contract Value will be reduced on a pro rata basis. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and rider values.

PLEASE NOTE THAT IF YOU ELECT PARTIAL ANNUITIZATION, INCOME PAYMENTS RECEIVED WILL BE TAXED AS WITHDRAWALS. PLEASE CONSULT YOUR TAX ADVISER BEFORE MAKING THIS ELECTION, AS THE TAXATION OF PARTIAL ANNUITIZATION IS UNCERTAIN.

     PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before you can annuitize under the MGIB rider. This could reduce the MGIB.

     THE MGIB DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

     NO CHANGE OF ANNUITANT. Once you purchase the MGIB rider, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

     NOTIFICATION. On or about 30 days prior to the MGIB Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise it. We will determine the actual amount of the MGIB annuity benefit as of the MGIB Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN A MORE FAVORABLE STREAM OF INCOME PAYMENTS, AND DIFFERENT TAX CONSEQUENCES, UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT RIDER (MGWB). The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero you will receive periodic payments equal to all premium payments paid during the first two contract years (Eligible Payment Amount) adjusted for any prior withdrawals. To maintain this guarantee, withdrawals in any contract year may not exceed 7%

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of your adjusted Eligible Payment Amount. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. For a discussion of the charges we deduct under the MGWB rider, see "Charges and Fees -- Optional Rider Charges." Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal Tax Considerations" for more information. Your original Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

     1) your premium payments received during the first two contract years, if you purchased the MGWB rider on the contract date;

     2) otherwise, your contract value on the rider date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the rider date.

     THE MGWB WITHDRAWAL ACCOUNT. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments under the MGWB rider. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount, tracked separately for Covered and Excluded Funds, adjusted for any withdrawals and transfers between Covered and Excluded Funds. THE MGWB WITHDRAWAL ACCOUNT EQUALS THE SUM OF (A) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO COVERED FUNDS, AND (B) THE LESSER OF (I) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO EXCLUDED FUNDS AND
(II) THE CONTRACT VALUE IN EXCLUDED FUNDS. THUS, INVESTING IN THE EXCLUDED FUNDS MAY LIMIT THE MGWB WITHDRAWAL ACCOUNT.

No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.

Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal for Covered Funds and pro rata for Excluded Funds, based on the source of the withdrawal. Any withdrawals greater than the 7% per year of the Eligible Payment Amount will cause a reduction in the MGWB Withdrawal Account of the Covered and Excluded Funds, by the proportion that the withdrawal bears to the contract value in Covered and Excluded Funds, respectively, at the time of the withdrawal. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds. Any withdrawals greater than 7% per year of the Eligible Payment Amount will also cause a reduction in the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds or the net contract value transferred.

GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

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     1)   your contract value is greater than zero;

     2)   your MGWB Withdrawal Account is greater than zero;

     3)   you have not reached your latest allowable annuity start date;

     4)   you have not elected to annuitize your Contract; and

     5) you have not died (unless your spouse has elected to continue the contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

     AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

     1)   your MGWB Withdrawal Account is greater than zero;

     2)   you have not reached your latest allowable annuity start date;

     3)   you have not elected to annuitize your Contract; and

     4) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount, until the earliest of (i) your contract's latest annuity start date, (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, (ii) payment of the Commuted Value (defined below) or (iii) the owner's death.

On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

     DEATH BENEFIT DURING AUTOMATIC PERIODIC BENEFIT STATUS. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

     PURCHASE. To purchase the MGWB rider, you must be age 80 or younger on the rider date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

OTHER CONTRACTS

We offer other variable annuity contracts that also invest in the same portfolios of the Trusts. These contracts have different charges that could affect their performance, and may offer different benefits

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more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

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WITHDRAWALS
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Except under certain qualified contracts, you may withdraw all or part of your money any time during the accumulation phase and before the death of the contract owner. If you request a withdrawal for more than 90% of the cash surrender value, and the remaining cash surrender value after the withdrawal is less than $2,500, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount is the total of (i) your cumulative earnings (which is your contract value less premium payments received and prior withdrawals), and (ii) 10% of premium payments not previously withdrawn received within 8 years prior to the date of the withdrawal.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which to withdraw amounts, otherwise we will make the withdrawal on a pro rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

If the aggregate percentage cap on allocations to the Restricted Funds has been exceeded, any subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. If a requested withdrawal would cause the percentage cap to be exceeded, the amount of the withdrawal in excess of the cap would be taken pro rata from all variable subaccounts.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Assets subaccount) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive.

Please be aware that the benefit we pay under certain optional benefit riders will be reduced by any withdrawals you take while the optional benefit rider is in effect. See "Optional Riders."

We offer the following three withdrawal options:

REGULAR WITHDRAWALS

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal you take from a Fixed Interest Allocation more than 30 days before its maturity date. See appendix C and the Fixed Account II prospectus for more information on the application of Market Value Adjustment.

SYSTEMATIC WITHDRAWALS

You may choose to receive automatic systematic withdrawal payments (i) from the contract value in the subaccounts in which you are invested, or (ii) from the interest earned in your Fixed Interest Allocations. You may not elect the systematic withdrawal option if you are taking IRA withdrawals. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro rata from all subaccounts in which

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contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non pro rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals on a pro rata basis from all subaccounts in which contract value is invested.

You decide when you would like systematic payments to start as long as it is at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the 28th day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (i) a fixed dollar amount or (ii) an amount based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

          ---------------------------------------------------
                                       MAXIMUM PERCENTAGE
                                          OF PREMIUMS
           FREQUENCY                NOT PREVIOUSLY WITHDRAWN
          ---------------------------------------------------
           Monthly                            0.833%
           Quarterly                          2.50%
           Annually                          10.00%
          ---------------------------------------------------

If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your premium payments not previously withdrawn on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature discussed below which you may add to your regular fixed dollar systematic withdrawal program.

If your systematic withdrawal is based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested, and the amount to be withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

We limit systematic withdrawals from Fixed Interest Allocations to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal.

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Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary's lifetime ("stretch"). Stretch payments will be subject to the same limitations as systematic withdrawals, and non-qualified stretch payments will be reported on the same basis as other systematic withdrawals.

     FIXED DOLLAR SYSTEMATIC WITHDRAWAL FEATURE. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to an annual maximum of 10% of your premium payments not previously withdrawn as determined on the day we receive your election of this feature. We will not recalculate the maximum limit when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your contract value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Code may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustments when they exceed the applicable maximum percentage.

IRA WITHDRAWALS

If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. You may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date. If your contract date is after the 28th day of the month, your IRA withdrawal will be made on the 28th day of each month.

You may request us to calculate the amount you are required to withdraw from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal from a Fixed Interest Allocation in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment and may be subject to surrender charge.

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CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

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TRANSFERS AMONG YOUR INVESTMENTS
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Between the end of the free look period and the annuity start date, you may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations. We currently do not charge you for transfers made during a contract year, but reserve the right to charge for each transfer after the twelfth transfer in a contract year. WE ALSO RESERVE THE RIGHT TO LIMIT THE NUMBER OF TRANSFERS YOU MAY MAKE AND MAY OTHERWISE MODIFY OR TERMINATE TRANSFER PRIVILEGES IF REQUIRED BY OUR BUSINESS JUDGMENT OR IN ACCORDANCE WITH APPLICABLE LAW. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Covered Funds, Special Funds and Excluded Funds and other investment portfolios may negatively impact your death benefit or rider benefits.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect. Transfers, including those involving Special Funds or Excluded Funds, may also affect your optional rider base. See "The Annuity Contract -- Optional Riders."

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation. To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. We will determine transfer values at the end of the business day on which we receive the transfer request at our Customer Service Center. If we receive your transfer request after 4 p.m. eastern time or the close of regular trading of the New York Stock Exchange, we will make the transfer on the next business day.

Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.

TRANSFERS BY THIRD PARTIES

As a convenience to you, we currently allow you to give third parties the right to make transfers on your behalf. However, when the third party makes transfers for many contract owners, the result can be simultaneous transfers involving large amounts of contract values. Such transfers can disrupt the orderly management of the investment portfolios available to the Contract, can result in higher costs to contract owners, and may not be compatible with the long term goals of contract owners. We require third parties making multiple, simultaneous or large volume transfers to execute a third party service agreement with us prior to executing such transfers. Regardless of whether such an agreement is in place, we may at any time exercise our business judgment and limit or discontinue accepting transfers made by a third party. Limits may be based on, among other criteria, the amount of the aggregate trade or the available

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investment options for which third parties may make trades on behalf of multiple contract owners. We may also limit or discontinue the right to communicate transfers by facsimile, telephone or email. For example, we currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFund portfolios be received at our Customer Service Center no later than 3 p.m. eastern time.

We may establish additional procedures or change existing procedures at any time in the exercise of our business judgment.

DOLLAR COST AVERAGING

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in (i) the Limited Maturity Bond subaccount or the Liquid Assets subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Limited Maturity Bond subaccount, the Liquid Assets subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount. We will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the Liquid Assets subaccount. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

If you do not specify to which subaccounts you want to transfer the dollar amount of the source account, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging

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program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in "Appendix B -- The Investment Portfolios." Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

     o Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then-current allocation of contract value to the Restricted Fund(s) and the then-current value of the amount designated to be transferred to that Restricted Fund(s).

     o Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If you request more than the individual limit be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated pro rata to the Restricted Funds.

     o Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING

If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. Transfers made pursuant to automatic rebalancing do not count toward the 12 transfer limit on free transfers.

You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above, in this section and in Appendix B -- The Investment Portfolios. If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro rata.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your

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contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro rata basis. Additional premium payments and partial withdrawals made on a pro rata basis will not cause the automatic rebalancing program to terminate.

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DEATH BENEFIT CHOICES
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DEATH BENEFIT DURING THE ACCUMULATION PHASE

During the accumulation phase, a death benefit (and earnings multiplier benefit, if elected) is payable when either the contract owner or the first of joint owners or the annuitant (when a contract owner is not an individual) dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. We calculate the death benefit value as of the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center ("claim date"). If your beneficiary wants to receive the death benefit on a date later than this, it may affect the amount of the benefit payable in the future. The proceeds may be received in a single sum, applied to any of the annuity options, or, if available, paid over the beneficiary's lifetime. (See "Systematic Withdrawals" above). A beneficiary's right to elect an annuity option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death."

THE FOLLOWING DESCRIBES THE DEATH BENEFIT OPTIONS FOR CONTRACT OWNERS IN MAY-2003. FOR A DESCRIPTION OF THE CALCULATION OF THE DEATH BENEFITS APPLICABLE UNDER YOUR CONTRACT IF YOU ARE IN A DIFFERENT CATEGORY, PLEASE SEE THE APPLICABLE APPENDIX. PLEASE RETAIN THIS PROSPECTUS AND THE APPENDIX THAT IS APPLICABLE TO YOU SO YOU WILL HAVE IT FOR FUTURE REFERENCE. IF YOU ARE UNSURE OF WHICH CATEGORY APPLIES TO YOU, PLEASE CALL OUR CUSTOMER SERVICE CENTER.

You may choose one of the following Death Benefits: (i) the Standard Death Benefit, (ii) the 7% Solution Enhanced Death Benefit, (iii) the Annual Ratchet Enhanced Death Benefit or (iv) the Max 7 Enhanced Death Benefit. The 7% Solution Enhanced Death Benefit, the Annual Ratchet Enhanced Death Benefit and the Max 7 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The Enhanced Death Benefits are available only at the time you purchase your Contract. The Enhanced Death Benefits are not available where a Contract is owned by joint owners. If you do not choose a death benefit, your death benefit will be the Standard Death Benefit.

Once you choose a death benefit, you cannot change it. We may stop or suspend offering any of the Enhanced Death Benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the Enhanced Death Benefit. The MGWB rider may also affect the death benefit.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

     1)   the contract value; or

     2)   the cash surrender value.

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The STANDARD DEATH BENEFIT equals the GREATER of:

     1)   the Base Death Benefit; and

     2) the Standard Minimum Guaranteed Death Benefit ("Standard MGDB") for amounts allocated to Covered Funds plus the contract value allocated to Excluded Funds.

The Standard MGDB allocated to Covered Funds equals premiums allocated to Covered Funds less pro rata adjustments for any withdrawals and transfers.

The Standard MGDB allocated to Excluded Funds equals premiums allocated to Excluded Funds less pro rata adjustments for any withdrawals and transfers. This calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the Standard MGDB on a pro rata basis. The percentage reduction in the Standard MGDB for each Fund category (i.e. Covered or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The pro rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall Standard MGDB.

     o Net transfers from Covered Funds to Excluded Funds will reduce the Standard MGDB in the Covered Funds on a pro rata basis. The increase in the Standard MGDB allocated to Excluded Funds will equal the decrease in the Standard MGDB in Covered Funds.

     o Net transfers from Excluded Funds to Covered Funds will reduce the Standard MGDB in Excluded Funds on a pro rata basis. The increase in the Standard MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the decrease in the Standard MGDB in Excluded Funds.

ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit or the Enhanced Death Benefit option elected. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund or Excluded Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund or Excluded Fund may limit or reduce the Enhanced Death Benefit.

For the period during which a portion of the contract value is allocated to a Special Fund or Excluded Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The 7% SOLUTION ENHANCED DEATH BENEFIT is the greater of:

     1)   the Standard Death Benefit; and

     2)   the lesser of:

          a) 3 times all premium payments, adjusted for withdrawals (the "cap"); and

          b) the sum of the 7% Solution Minimum Guaranteed Death Benefit ("7% MGDB") allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.

For Contracts issued on or after May 1, 2003, for purposes of calculating the 7% Solution Enhanced Death Benefit, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio, the ING Limited Maturity Bond Portfolio, the ING VP Bond Portfolio, the ING Core Bond Portfolio, the Fixed Account, the Fixed Interest Division, and the TSA Special Fixed Account. For Contracts issued prior to May 1, 2003, the ING VP Bond Portfolio and the ING Core Bond Portfolio are not designated as Special Funds. No investment options are currently designated as Excluded Funds.

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The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.

The 7% MGDB allocated to Special Funds equals premiums allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation of Minimum Guaranteed Death Benefit allocated to Special Funds.

The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the 7% MGDB on a pro rata basis. The percentage reduction in the 7% MGDB for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The pro rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro rata basis.

The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the greater of:

     1)   the Standard Death Benefit; and

     2) the Annual Ratchet Minimum Guaranteed Death Benefit ("Annual Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds.

No funds are currently designated as Excluded Funds for purposes of the Annual Ratchet MGDB.

The Annual Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Covered Funds will be set to the greater of:

     1) the current contract value in Covered Funds (after deductions occurring as of that date); and

     2) the Annual Ratchet MGDB in Covered Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums, and partial withdrawals attributable to Covered Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Covered Funds is equal to the Annual Ratchet MGDB in the Covered Funds from the last contract anniversary, adjusted for new premiums, and partial withdrawals attributable to Covered Funds, and transfers.

The Annual Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On the contract date, the Annual Ratchet MGDB allocated to Excluded Funds is equal to the premium and credits allocated to Excluded Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Excluded Funds will be set to the greater of:

     1) the current contract value in Excluded Funds (after deductions occurring as of that date); or

     2) the Annual Ratchet MGDB in the Excluded Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

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Other than on contract anniversaries, the Annual Ratchet MGDB in the Excluded Funds is equal to the Annual Ratchet MGDB in the Excluded Funds from the last contract anniversary, adjusted for new premiums, credits, and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Annual Ratchet MGDB on a pro rata basis. The pro rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Net transfers from Covered Funds to Special or Excluded Funds will reduce the 7% MGDB in Covered Funds on a pro-rata basis. The increase in the 7% MGDB allocated to Special or Excluded Funds, as applicable, will equal the decrease in the 7% MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Annual Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Annual Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Annual Ratchet MGDB in Excluded Funds

The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the 7% Solution Enhanced Death Benefit or the Annual Ratchet Enhanced Death Benefit described above. Each Enhanced Death Benefit is determined independently of the other at all times.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

EARNINGS MULTIPLIER BENEFIT RIDER. The earnings multiplier benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. The rider is subject to state availability and is available only for issue ages 75 or under. You may add it at issue of the Contract or, if not yet available in your state, on the next contract anniversary following introduction of the rider in your state. The date on which the rider is added is referred to as the "rider effective date."

If the rider is added at issue, the rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to 150% of premiums adjusted for withdrawals ("Maximum Base"). Currently, if added at issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) the Maximum Base; and ii) the contract value on the claim date minus premiums adjusted for withdrawals. If added after issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) 150% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals; and ii) the contract value on the claim date minus the contract value on the rider effective date, minus subsequent premiums adjusted for subsequent withdrawals. The adjustment to the benefit for withdrawals is pro rata, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

There is an extra charge for the earnings multiplier benefit rider and once selected, it may not be revoked. The rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a charge for the rider, even though no benefit would be payable at death under the rider if there are no gains under the Contract. Please see "Charges and Fees -- Earnings Multiplier Benefit Charge" for a description of the charge.

The rider is available for both non-qualified and qualified contracts. Please see the discussions of possible tax consequences in "Federal Tax
Considerations," "Individual Retirement Annuities," "Taxation of Qualified Contracts," and "Tax Consequences of Enhanced Death Benefit," in this prospectus.

DEATH BENEFIT DURING THE INCOME PHASE

If any contract owner or the annuitant dies after the annuity start date, we will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

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CONTINUATION AFTER DEATH -- SPOUSE

If at the contract owner's death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the contract as his or her own, the following will apply:

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value on that date is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the addition to the Liquid Assets subaccount, or its successor. Such addition to contract value will not affect the guaranteed death benefit or any living benefit rider values. Any addition to contract value is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the contract elects to continue the contract as his or her own.

The death benefits under each of the available options will continue, based on the surviving spouse's age on the date that ownership changes.

At subsequent surrender, we will waive any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner. Any premiums paid later will be subject to any applicable surrender charge.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Liquid Assets subaccount, or its successor.

The earnings multiplier benefit rider will continue, if the surviving spouse is eligible based on his or her attained age. If the surviving spouse is older than the maximum rider issue age, the rider will terminate. The Maximum Base and the percentages will be reset based on the adjusted contract value. The calculation of the benefit going forward will be: (i) based on the attained age of the spouse at the time of the ownership change using current values as of that date;
(ii) computed as if the rider were added to the Contract after issue and after the increase; and (iii) based on the Maximum Base and percentages in effect on the original rider date. However, we may permit the surviving spouse to elect to use the then-current Maximum Base and percentages in the benefit calculation.

CONTINUATION AFTER DEATH -- NOT A SPOUSE

If the beneficiary or surviving joint owner is not the spouse of the owner, the contract may continue in force subject to the required distribution rules of the Code. See next section, "Required Distributions Upon Contract Owner's Death."

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Liquid Assets subaccount, or its successor.

The death benefit will then terminate. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. No additional premium payments may be made.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Liquid Assets subaccount, or its successor. The earnings multiplier benefit rider then terminates, whether or not a benefit was payable under the terms of the rider.

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REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH

We will not allow any payment of benefits provided under a non-qualified Contract which do not satisfy the requirements of Section 72(s) of the Code.

If any contract owner of a non-qualified contract dies before the annuity start date, we will distribute the death benefit payable to the beneficiary as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (i) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (ii) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (iii) all rights and privileges granted by the Contract or allowed by us will belong to the spouse as contract owner of the Contract. We deem the spouse to have made this election if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is not a spouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary ("stretch"). "Stretch" payments will be subject to the same limitations as systematic withdrawals, and non-qualified "stretch" payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from an owner's beneficiary who is not a spouse within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from the date of death. We will determine the death benefit as of the date we receive proof of death. Such cash payment will be in full settlement of all our liability under the Contract.

If a contract owner dies after the annuity start date, all of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If a contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of a contract owner.

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THE ANNUITY OPTIONS
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ANNUITIZATION OF YOUR CONTRACT

If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option you chose. You may change an annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value, adjusted for any applicable Market Value Adjustment, on the annuity start date in accordance with the annuity option you chose. The MGIB annuity benefit may be available if you have purchased the MGIB rider, provided the waiting period and other specified conditions have been met.

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You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate under applicable law), the total contract value applied to periodic income payments, and the applicable payment rate.

Our approval is needed for any option where:

     1) The person named to receive payment is other than the contract owner or beneficiary;

     2)   The person named is not a natural person, such as a corporation; or

     3) Any income payment would be less than the minimum annuity income payment allowed.

SELECTING THE ANNUITY START DATE

You select the annuity start date, which is the date on which the annuity payments commence. The annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see "Federal Tax Considerations" and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax adviser for tax advice before investing.

FREQUENCY OF ANNUITY PAYMENTS

You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

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BENEFICIARY RIGHTS

A beneficiary's right to elect an annuity option or receive a lump sum may have been restricted by the contract owner. If so, such options will not be available to the beneficiary.

THE ANNUITY OPTIONS

We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed payments are currently available. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

     OPTION 1. INCOME FOR A FIXED PERIOD. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

     OPTION 2. INCOME FOR LIFE WITH A PERIOD CERTAIN. Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain, such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount of your Contract. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them. If you do not choose an annuity option, we will select this option with a 10-year period certain for you.

     OPTION 3. JOINT LIFE INCOME. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

     OPTION 4. ANNUITY PLAN. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

PAYMENT WHEN NAMED PERSON DIES

When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and Golden American. The amounts we will pay are determined as follows:

     1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. We will base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2.

     2) For Option 3, no amounts are payable after both named persons have died.

     3) For Option 4, the annuity option agreement will state the amount we will pay, if any.

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OTHER CONTRACT PROVISIONS
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REPORTS TO CONTRACT OWNERS

We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report and in any confirmation notice. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (i) when the New York Stock Exchange is closed; (ii) when trading on the New York Stock Exchange is restricted; (iii) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B's net assets; or (iv) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

IN CASE OF ERRORS IN YOUR APPLICATION

If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought had the age or gender not been misstated.

ASSIGNING THE CONTRACT AS COLLATERAL

You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. We will give you advance notice of such changes.

FREE LOOK

You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, (i) we adjust your contract value for any market value adjustment (if you have invested in the Fixed Account), and (ii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Assets subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of

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the day we receive your Contract and cancellation request in good order. We determine your contract value at the close of business on the day we void your Contract. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

SPECIAL ARRANGEMENTS

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

SELLING THE CONTRACT

Our affiliate Directed Services, Inc. ("DSI"), 1475 Dunwoody Dr., West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other Golden American contracts. DSI, a New York corporation, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

DSI does not retain any commissions or compensation paid to it by Golden American for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products. Selling firms are also registered with the SEC and are NASD member firms.

DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 9.0% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 1.25% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on the firm's practices. Commissions and annual compensation, when combined, could exceed 9.0% of total premium payments.

DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments, and/or a percentage of Contract values.

Affiliated selling firms may include Aeltus Capital, Inc., BancWest Investment Services, Inc., Baring Investment Services, Inc., Compulife Investor Services, Inc., Financial Network Investment Corporation, Financial Northeastern Corporation, Granite Investment Services, Inc. Guaranty Brokerage Services, Inc., IFG Network Securities, Inc., ING America Equities, Inc., ING Barings Corp., ING Brokers Network, LLC, ING Direct Funds Limited, ING DIRECT Securities, Inc., ING Financial Advisers LLC, ING Furman Selz Financial Services LLC, ING Funds Distributor, LLC, ING TT&S (U.S.) Securities, Inc., Investors Financial Group, LLC, Locust Street Securities, Inc., Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc., Systematized Benefits Administrators, Inc., United Variable Services, Inc., VESTAX Securities Corporation, and Washington Square Securities, Inc.

We may also make additional payments to broker/dealers for marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts.

We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered in this prospectus.

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OTHER INFORMATION
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VOTING RIGHTS

We will vote the shares of a Trust owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion.

STATE REGULATION

We are regulated by the Insurance Department of the State of Delaware. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS

We are not aware of any pending legal proceedings which involve Separate Account B as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

Directed Services, Inc., the principal underwriter and distributor of the contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

LEGAL MATTERS

The legal validity of the Contracts was passed on by Kimberly J. Smith, Assistant Secretary of Golden American.

EXPERTS

The audited consolidated financial statements and schedules of Golden American as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002, and the statement of assets and liabilities of Separate Account B as of December 31, 2002 and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, appearing in the SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing in the SAI and in the Registration Statement, and are included in reliance on such reports given on the authority of such firm as experts in accounting and auditing.

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FEDERAL TAX CONSIDERATIONS
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The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

This summary references enhanced death benefits and earnings multiplier benefits that may not be available under your Contract. Please see your Contract, and "The Annuity Contract -- Optional Riders" and "Death Benefit Choices" in this prospectus.

TYPES OF CONTRACTS:  NON-QUALIFIED OR QUALIFIED

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS

     DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for non-qualified Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Separate Account B, through the subaccounts, will satisfy these diversification requirements.

     INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. It is possible that these Contract features may exceed the limits imposed by the tax law. If so, you would be treated as the owner of the Separate Account B assets that underlie your Contract and thus subject to current taxation on the income and gains from those assets. While we believe that the Contracts do not give contract owners investment control over Separate Account B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Separate Account B assets supporting the Contract.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify

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them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts. Qualified Contracts are subject to special rules -- see below.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

     IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.

TAXATION OF NON-QUALIFIED CONTRACTS

     NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     DELAYED ANNUITY STARTING DATE. If the Contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

     WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs (including amounts paid to you under the MGWB rider), the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. The contract value that applies for this purpose is unclear in some respects. For example, the living benefits provided under the Contract, i.e., the GMAB, GMWB and GMIB, as well as the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

     PENALTY TAX ON CERTAIN WITHDRAWALS. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

     o    made on or after the taxpayer reaches age 59 1/2;

     o    made on or after the death of a contract owner;

     o    attributable to the taxpayer's becoming disabled; or

     o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

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Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations, such as those associated with the MGIB benefit, as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments.

     TRANSFERS, ASSIGNMENTS AND EXCHANGES. A transfer or assignment of ownership of a Contract, the designation of an annuitant or payee other than an owner, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment, designation or exchange, should consult a tax adviser as to the tax consequences.

     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. PLEASE NOTE THAT REQUIRED

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MINIMUM DISTRIBUTIONS UNDER QUALIFIED CONTRACTS MAY BE SUBJECT TO SURRENDER CHARGE AND/OR MARKET VALUE ADJUSTMENT, IN ACCORDANCE WITH THE TERMS OF THE CONTRACT. THIS COULD AFFECT THE AMOUNT THAT MUST BE TAKEN FROM THE CONTRACT IN ORDER TO SATISFY REQUIRED MINIMUM DISTRIBUTIONS.

     DIRECT ROLLOVERS. If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

     CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

     INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

     DISTRIBUTIONS - IRAS. All distributions from a traditional IRA are taxed as received unless either one of the following is true:

     o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

     o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

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To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate one or more of the following:

     o    Start date for distributions;

     o The time period in which all amounts in your account(s) must be distributed; or

     o    Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

     o Over your life or the joint lives of you and your designated beneficiary; or

     o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply after your death.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2002, your entire balance must be distributed to the designated beneficiary by December 31, 2007. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time-frames:

     o    Over the life of the designated beneficiary; or

     o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

     o December 31 of the calendar year following the calendar year of your death; or

     o December 31 of the calendar year in which you would have attained age 70 1/2.

In lieu of taking a distribution under these rules, a spouse who is the sole beneficiary may elect to treat the account as his or her own IRA. In such case, the surviving spouse will be able to make contributions to the account, make rollovers from the account, and defer taking a distribution until his or her age 70 1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the account, makes additional contributions to the account, or fails to take a distribution within the required time period.

     ROTH IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA,

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SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

     DISTRIBUTIONS -- ROTH IRAS. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

     o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

     o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

     TAX SHELTERED ANNUITIES. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Distributions allocable to salary reduction contributions, but not earnings on such contributions, may also be distributed upon hardship. Certain penalties may apply.

     TSAS -- LOANS. Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Code ("TSA"). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, and the Code. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

     Any outstanding loan balance impacts the following:

     1) Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

     2) Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

     3)   Riders:

          a) Minimum Guaranteed Income Benefit ("MGIB") Rider. If you exercise the MGIB rider, we reduce the MGIB Base by an amount equal to the ratio of the outstanding loan balance to the contract value multiplied by the MGIB Base.

ES II - 126033

          b) Minimum Guaranteed Withdrawal Benefit ("MGWB") Rider. The portion of the contract value used to pay off the outstanding loan balance will reduce the MGWB Withdrawal Account. We do not recommend the MGWB rider if loans are contemplated.

          c) Minimum Guaranteed Accumulation Benefit ("MGAB") Rider. Generally, loan repayment periods should not extend into the 3-year period preceding the end of the Waiting Period, because transfers made within such 3-year period reduce the MGAB Base and the MGAB Charge Base pro rata based on the percentage of contract value transferred. Transfers between the TSA Special Fixed Account and the variable accounts will not be excluded from this treatment.

     TSAS -- DISTRIBUTIONS. All distributions from Section 403(b) plans are taxed as received unless either of the following are true:

     o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account
          (IRA) in accordance with the Tax Code; or

     o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

     Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

ES II - 126033

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

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ES II - 126033

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STATEMENT OF ADDITIONAL INFORMATION
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     TABLE OF CONTENTS

     Item
     Introduction
     Description of Golden American Life Insurance Company
     Safekeeping of Assets
     The Administrator
     Independent Auditors
     Distribution of Contracts
     Performance Information
     IRA Partial Withdrawal Option
     Other Information
     Financial Statements of Golden American Life Insurance Company Financial Statements of Separate Account B

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PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. SEND THE FORM TO OUR CUSTOMER SERVICE CENTER AT THE ADDRESS SHOWN ON THE PROSPECTUS COVER.

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PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B.

Please Print or Type:

                      --------------------------------------------------
                      NAME

                      --------------------------------------------------
                      SOCIAL SECURITY NUMBER

                      --------------------------------------------------
                      STREET ADDRESS

                      --------------------------------------------------
                      CITY, STATE, ZIP

ES II - 126033                                                        05/01/2003
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APPENDIX A
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                         CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2002, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Golden American Separate Account B available under the Contract for the indicated periods.

                                              2002       2001       2000       1999       1998       1997       1996       1995
                                              ----       ----       ----       ----       ----       ----       ----       ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.40 %
   AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period             $10.99     $10.00 (11)
      AUV at End of Period                    $7.34     $10.99
      Number of Accumulation Units
         Outstanding at End of Period       218,094     16,786

   FIDELITY VIP EQUITY--INCOME
      AUV at Beginning of Period              $9.59     $10.00 (12)
      AUV at End of Period                    $7.83      $9.59
      Number of Accumulation Units
         Outstanding at End of Period       478,395

   FIDELITY VIP GROWTH
      AUV at Beginning of Period              $9.27     $10.00 (12)
      AUV at End of Period                    $6.37      $9.27
      Number of Accumulation Units
         Outstanding at End of Period       523,176

   ING AIM MID CAP GROWTH
      AUV at Beginning of Period             $14.71     $18.92     $21.92     $14.23     $14.31     $11.78     $10.01     $10.00 (1)
      AUV at End of Period                    $9.91     $14.71     $18.92     $21.92     $14.23     $14.31     $11.78     $10.01
      Number of Accumulation Units
         Outstanding at End of Period     2,906,118  3,787,157  4,824,609  2,450,796  1,105,850    554,068    231,567     47,478

   ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period             $14.64     $17.21     $21.06     $17.01     $15.41     $12.49     $10.00 (3)
      AUV at End of Period                   $10.10     $14.64     $17.21     $21.06     $17.01     $15.41     $12.49
      Number of Accumulation Units
         Outstanding at End of Period     5,368,761  6,450,280  6,881,891  5,870,533  3,297,314    438,636     38,037

   ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period             $10.02     $10.55     $10.00 (7)
      AUV at End of Period                    $7.53     $10.02     $10.55
      Number of Accumulation Units
         Outstanding at End of Period     4,513,818  3,900,663  2,138,069

   ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period             $17.54     $20.19     $23.97     $14.88     $11.67     $10.55      $9.53      $9.28 (1)
      AUV at End of Period                   $13.80     $17.54     $20.19     $23.97     $14.88     $11.67     $10.55      $9.53
      Number of Accumulation Units
         Outstanding at End of Period     1,965,665  1,757,559  1,348,844    676,402    610,300    443,665    231,774

   ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period             $17.87     $18.40     $22.82     $15.37     $12.88     $11.84     $10.00     $10.00 (2)
      AUV at End of Period                   $13.14     $17.87     $18.40     $22.82     $15.37     $12.88     $11.84     $10.00
      Number of Accumulation Units
         Outstanding at End of Period     5,592,680  7,129,680  6,884,892  5,053,919  2,476,498    559,014    227,347         --

   ING DEVELOPING WORLD
      AUV at Beginning of Period              $7.08      $7.58     $11.61      $7.28     $10.00 (6)
      AUV at End of Period                    $6.23      $7.08      $7.58     $11.61      $7.28
      Number of Accumulation Units
         Outstanding at End of Period     1,922,891  2,270,962  2,014,772  2,133,907    417,221

   ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period             $18.34     $19.46     $18.14     $18.31     $18.28     $14.57     $13.36     $12.41 (1)
      AUV at End of Period                   $15.00     $18.34     $19.46     $18.14     $18.31     $18.28     $14.57     $13.36
      Number of Accumulation Units
         Outstanding at End of Period     2,314,069  2,404,425  2,586,368  1,825,971  1,415,540    469,649    249,994     23,394

   ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period              $9.09      $9.88     $10.00 (9)
      AUV at End of Period                    $7.23      $9.09      $9.88
      Number of Accumulation Units
         Outstanding at End of Period     1,436,694    685,331    290,230

   ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period              $7.62     $10.00 (10)
      AUV at End of Period                    $4.65      $7.62
      Number of Accumulation Units
         Outstanding at End of Period       387,487     47,818

   ING HARD ASSETS
      AUV at Beginning of Period             $14.14     $16.32     $17.37     $14.28     $20.57     $19.65     $14.96     $14.71 (1)
      AUV at End of Period                   $14.05     $14.14     $16.32     $17.37     $14.28     $20.57     $19.65     $14.96
      Number of Accumulation Units
         Outstanding at End of Period       575,255    295,871    309,819    355,052    258,034     90,379     43,232      2,847

   ING INTERNATIONAL EQUITY
      AUV at Beginning of Period              $8.66     $11.37     $15.57     $10.29      $9.90     $10.28 (5)
      AUV at End of Period                    $7.16      $8.66     $11.37     $15.57     $10.29      $9.90
      Number of Accumulation Units
         Outstanding at End of Period     4,449,069  5,060,321  5,535,477  4,666,041  2,422,075     90,783

   ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period              $8.87      $9.94     $10.00 (9)
      AUV at End of Period                    $7.05      $8.87      $9.94
      Number of Accumulation Units
         Outstanding at End of Period     1,676,922  1,073,857    274,785

   ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period              $8.32      $8.89     $10.00 (9)
      AUV at End of Period                    $6.08      $8.32      $8.89
      Number of Accumulation Units
         Outstanding at End of Period       464,523    368,091    121,670

   ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period             $21.60     $25.17     $30.11     $24.50     $22.05     $17.34     $14.63     $14.23 (1)
      AUV at End of Period                   $15.06     $21.60     $25.17     $30.11     $24.50     $22.05     $17.34     $14.63
      Number of Accumulation Units
         Outstanding at End of Period     2,929,610  3,606,212  3,626,696  2,412,721  1,342,756    312,229    174,592     16,369

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $8.22
      Number of Accumulation Units
         Outstanding at End of Period        72,898

   ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $7.85
      Number of Accumulation Units
         Outstanding at End of Period       169,670

   ING LIMITED MATURITY BOND
      AUV at Beginning of Period             $19.06     $17.76     $16.72     $16.77     $15.91     $15.13     $14.71     $14.35 (1)
      AUV at End of Period                   $20.16     $19.06     $17.76     $16.72     $16.77     $15.91     $15.13     $14.71
      Number of Accumulation Units
         Outstanding at End of Period     6,261,694  4,325,602  3,621,501  2,938,050  1,557,946    133,461     46,293     11,834

   ING LIQUID ASSETS
      AUV at Beginning of Period             $15.84     $15.47     $14.79     $14.33     $13.83     $13.35     $12.89     $12.76 (1)
      AUV at End of Period                   $15.84     $15.84     $15.47     $14.79     $14.33     $13.83     $13.35     $12.89
      Number of Accumulation Units
         Outstanding at End of Period    12,089,343 14,053,316 14,214,982 13,701,796  3,587,644    353,076     84,960     62,084

   ING MARSICO GROWTH
      AUV at Beginning of Period             $15.14     $22.02     $28.62     $16.29     $13.03     $11.42     $10.00 (4)
      AUV at End of Period                   $10.52     $15.14     $22.02     $28.62     $16.29     $13.03     $11.42
      Number of Accumulation Units
         Outstanding at End of Period    12,372,395 16,739,731 18,211,995 14,289,972  3,293,705    343,006

   ING MERCURY FOCUS VALUE
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $8.37
      Number of Accumulation Units
         Outstanding at End of Period        93,268

   ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $7.97
      Number of Accumulation Units
         Outstanding at End of Period        44,773

   ING MFS MID CAP GROWTH
      AUV at Beginning of Period             $31.80     $42.23     $39.59     $22.43     $18.52     $15.70     $13.21     $12.95 (3)
      AUV at End of Period                   $16.05     $31.80     $42.23     $39.59     $22.43     $18.52     $15.70     $13.21
      Number of Accumulation Units
         Outstanding at End of Period     5,485,147  6,612,249  7,313,425  4,873,150  1,905,009    177,125     28,223

   ING MFS RESEARCH
      AUV at Beginning of Period             $20.44     $26.39     $28.04     $22.89     $18.87     $15.93     $13.10     $12.25 (4)
      AUV at End of Period                   $15.14     $20.44     $26.39     $28.04     $22.89     $18.87     $15.93     $13.10
      Number of Accumulation Units
         Outstanding at End of Period     5,913,309  7,316,946  8,149,686  6,431,949  3,902,975    268,126

   ING MFS TOTAL RETURN
      AUV at Beginning of Period             $20.56     $20.75     $18.06     $17.72     $16.10     $13.51     $12.05     $11.41 (4)
      AUV at End of Period                   $19.23     $20.56     $20.75     $18.06     $17.72     $16.10     $13.51     $12.05
      Number of Accumulation Units
         Outstanding at End of Period     9,138,045  9,253,396  9,222,565  8,274,090  3,982,961    286,032

   ING PIMCO CORE BOND
      AUV at Beginning of Period             $11.86     $11.74     $11.79     $13.09     $11.87     $11.96     $11.55     $11.20 (6)
      AUV at End of Period                   $12.71     $11.86     $11.74     $11.79     $13.09     $11.87     $11.96     $11.55
      Number of Accumulation Units
         Outstanding at End of Period     4,410,375  1,669,195  1,224,547    753,003    396,067     10,655

   ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period             $11.65     $11.59     $10.00 (7)
      AUV at End of Period                    $8.55     $11.65     $11.59
      Number of Accumulation Units
         Outstanding at End of Period     3,519,150  4,280,223  2,182,516

   ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period             $10.63     $11.26     $10.00 (7)
      AUV at End of Period                    $8.07     $10.63     $11.26
      Number of Accumulation Units
         Outstanding at End of Period     1,177,892    952,473    539,461

   ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period             $28.22     $26.04     $21.65     $20.53     $19.66     $17.29     $15.07     $14.62 (1)
      AUV at End of Period                   $27.96     $28.22     $26.04     $21.65     $20.53     $19.66     $17.29     $15.07
      Number of Accumulation Units
         Outstanding at End of Period     5,326,019  4,592,780  3,264,322  2,546,589  1,628,158    414,805    173,475     13,988

   ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period             $23.90     $23.91     $21.47     $21.94     $20.55     $17.75     $16.55     $15.94 (1)
      AUV at End of Period                   $20.45     $23.90     $23.91     $21.47     $21.94     $20.55     $17.75     $16.55
      Number of Accumulation Units
         Outstanding at End of Period     2,796,774  3,366,042  2,309,478  2,014,454    800,490    255,396    150,732     21,073

   ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $7.82
      Number of Accumulation Units
         Outstanding at End of Period       124,181

   ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $8.85
      Number of Accumulation Units
         Outstanding at End of Period       220,958

   ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period             $21.65     $24.94     $25.83     $22.61     $20.09     $15.69     $13.19     $12.12 (1)
      AUV at End of Period                   $18.19     $21.65     $24.94     $25.83     $22.61     $20.09     $15.69     $13.19
      Number of Accumulation Units
         Outstanding at End of Period     6,183,621  7,290,571  8,035,274  7,496,161  4,591,471    853,473    355,191     36,100

   ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period             $28.40     $26.64     $20.62     $21.74     $25.48     $21.04     $15.78     $14.91 (1)
      AUV at End of Period                   $28.06     $28.40     $26.64     $20.62     $21.74     $25.48     $21.04     $15.78
      Number of Accumulation Units
         Outstanding at End of Period     1,167,176    887,731  1,006,919    534,577    436,867    135,993     42,710      2,910

   ING VP BOND PORTFOLIO
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                   $10.64
      Number of Accumulation Units
         Outstanding at End of Period       719,279

   ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period              $7.79     $10.00 (10)
      AUV at End of Period                    $5.26      $7.79
      Number of Accumulation Units
         Outstanding at End of Period       143,307     82,839

   ING VP MAGNACAP
      AUV at Beginning of Period              $9.35     $10.00 (10)
      AUV at End of Period                    $7.10      $9.35
      Number of Accumulation Units
         Outstanding at End of Period       211,733     38,846

   ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period              $8.33     $10.00 (10)
      AUV at End of Period                    $4.62      $8.33
      Number of Accumulation Units
         Outstanding at End of Period       774,557    180,638

   ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period              $7.02      $8.75     $10.00 (8)
      AUV at End of Period                    $5.21      $7.02      $8.75
      Number of Accumulation Units
         Outstanding at End of Period       467,247    306,137    110,552

   INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period             $10.27     $10.00 (11)
      AUV at End of Period                    $7.65     $10.27
      Number of Accumulation Units
         Outstanding at End of Period       351,424     20,414

   INVESCO VIF LEISURE FUND
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $8.44
      Number of Accumulation Units
         Outstanding at End of Period        69,607

   INVESCO VIF--FINANCIAL SERVICES
      AUV at Beginning of Period              $9.37     $10.00 (11)
      AUV at End of Period                    $7.86      $9.37
      Number of Accumulation Units
         Outstanding at End of Period       584,090     28,966

   INVESCO VIF--UTILITIES
      AUV at Beginning of Period              $8.11     $10.00 (11)
      AUV at End of Period                    $6.37      $8.11
      Number of Accumulation Units
         Outstanding at End of Period       127,144      5,341

   JENNISON PORTFOLIO
      AUV at Beginning of Period              $6.30      $7.85     $10.00 (11)
      AUV at End of Period                    $4.27      $6.30      $7.85
      Number of Accumulation Units
         Outstanding at End of Period     1,009,408  1,264,693    194,916

   PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period             $10.10     $10.01     $10.24     $10.08     $10.00 (6)
      AUV at End of Period                    $9.84     $10.10     $10.01     $10.24     $10.08
      Number of Accumulation Units
         Outstanding at End of Period     6,193,058  5,836,177  5,140,416  5,053,972  1,630,971

   PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period             $10.23     $11.72     $13.13     $11.11     $10.00 (6)
      AUV at End of Period                    $8.05     $10.23     $11.72     $13.13     $11.11
      Number of Accumulation Units
         Outstanding at End of Period     4,911,149  5,825,877  6,006,923  4,797,771  1,527,698

   PIONEER FUND VCT
      AUV at Beginning of Period              $9.39     $10.00 (11)
      AUV at End of Period                    $7.47      $9.39
      Number of Accumulation Units
         Outstanding at End of Period       291,461     27,047

   PIONEER MID CAP VALUE
      AUV at Beginning of Period             $10.72     $10.00 (11)
      AUV at End of Period                    $9.36     $10.72
      Number of Accumulation Units
         Outstanding at End of Period       983,243    170,276

   PROFUND VP BULL
      AUV at Beginning of Period              $8.90     $10.00 (10)
      AUV at End of Period                    $6.67      $8.90
      Number of Accumulation Units
         Outstanding at End of Period     1,231,933    805,047

   PROFUND VP EUROPE 30
      AUV at Beginning of Period              $8.27     $10.00 (10)
      AUV at End of Period                    $6.05      $8.27
      Number of Accumulation Units
         Outstanding at End of Period       257,910      8,429

   PROFUND VP SMALL CAP
      AUV at Beginning of Period              $9.43     $10.00 (10)
      AUV at End of Period                    $7.21      $9.43
      Number of Accumulation Units
         Outstanding at End of Period     1,755,934  1,134,989

   SP JENNISON INTERNATIONAL GROWTH
      AUV at Beginning of Period              $5.41      $8.56     $10.00 (9)
      AUV at End of Period                    $4.12      $5.41      $8.56
      Number of Accumulation Units
         Outstanding at End of Period       535,933    294,591     65,551

   FOOTNOTES
   (1)  Fund First Available during October 1995
   (2)  Fund First Available during January 1996
   (3)  Fund First Available during September 1996
   (4)  Fund First Available during February 1997
   (5)  Fund First Available during October 1997
   (6)  Fund First Available during May 1998
   (7)  Fund First Available during February 2000
   (8)  Fund First Available during May 2000
   (9)  Fund First Available during October 2000
   (10) Fund First Available during May 2001
   (11) Fund First Available during November 2001
   (12) Fund First Available during May 2002

                                             2002         2001        2000
                                             ----         ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.45 %

   AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period            $10.99       $10.00 (5)
      AUV at End of Period                   $7.34       $10.99
      Number of Accumulation Units
         Outstanding at End of Period      226,140       23,503

   FIDELITY VIP EQUITY--INCOME
      AUV at Beginning of Period             $9.59       $10.00 (7)
      AUV at End of Period                   $7.83        $9.59
      Number of Accumulation Units
         Outstanding at End of Period      321,872

   FIDELITY VIP GROWTH
      AUV at Beginning of Period             $9.27       $10.00 (7)
      AUV at End of Period                   $6.37        $9.27
      Number of Accumulation Units
         Outstanding at End of Period      534,217

   GALAXY VIP ASSET ALLOCATION
      AUV at Beginning of Period             $9.83       $10.78      $10.52
      AUV at End of Period                   $8.14        $9.83      $10.78
      Number of Accumulation Units
         Outstanding at End of Period       41,973       72,907      70,287

   GALAXY VIP EQUITY FUND
      AUV at Beginning of Period             $9.20       $11.41      $11.52
      AUV at End of Period                   $6.56        $9.20      $11.41
      Number of Accumulation Units
         Outstanding at End of Period       41,998       41,998      46,533

   GALAXY VIP GROWTH & INCOME
      AUV at Beginning of Period            $10.39       $10.98      $10.27
      AUV at End of Period                   $7.55       $10.39      $10.98
      Number of Accumulation Units
         Outstanding at End of Period        6,936        7,205       4,780

   GALAXY VIP QUALITY PLUS BOND
      AUV at Beginning of Period            $11.69       $11.04       $9.95
      AUV at End of Period                  $12.72       $11.69      $11.04
      Number of Accumulation Units
         Outstanding at End of Period        2,440        2,442       2,299

   GALAXY VIP SMALL COMPANY GROWTH
      AUV at Beginning of Period            $13.12       $13.34      $15.07
      AUV at End of Period                   $8.67       $13.12      $13.34
      Number of Accumulation Units
         Outstanding at End of Period        1,319        1,322       1,108

   ING AIM MID CAP GROWTH
      AUV at Beginning of Period            $14.64       $18.85      $21.70 (1)
      AUV at End of Period                   $9.86       $14.64      $18.85
      Number of Accumulation Units
         Outstanding at End of Period    1,870,966    2,160,544   1,797,957

   ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period            $14.59       $17.17      $20.13 (1)
      AUV at End of Period                  $10.06       $14.59      $17.17
      Number of Accumulation Units
         Outstanding at End of Period    1,918,853    1,780,512   1,239,023

   ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period            $10.01       $10.54      $10.00 (1)
      AUV at End of Period                   $7.52       $10.01      $10.54
      Number of Accumulation Units
         Outstanding at End of Period    6,465,372    4,561,875   1,537,946

   ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period            $17.43       $20.08      $22.29 (1)
      AUV at End of Period                  $13.71       $17.43      $20.08
      Number of Accumulation Units
         Outstanding at End of Period    2,246,289    1,775,926     965,140

   ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period            $17.82       $18.35      $23.69 (1)
      AUV at End of Period                  $13.09       $17.82      $18.35
      Number of Accumulation Units
         Outstanding at End of Period    2,986,430    2,714,045   1,586,595

   ING DEVELOPING WORLD
      AUV at Beginning of Period             $7.07        $7.57      $11.66 (1)
      AUV at End of Period                   $6.22        $7.07       $7.57
      Number of Accumulation Units
         Outstanding at End of Period    1,365,017    1,495,431     760,058

   ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period            $18.25       $19.38      $17.48 (1)
      AUV at End of Period                  $14.92       $18.25      $19.38
      Number of Accumulation Units
         Outstanding at End of Period    1,201,589      833,753     472,034

   ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period             $9.09        $9.88      $10.00 (3)
      AUV at End of Period                   $7.22        $9.09       $9.88
      Number of Accumulation Units
         Outstanding at End of Period    1,947,601      959,092     131,431

   ING GET FUND -- SERIES T
      AUV at Beginning of Period            $10.00 (8)
      AUV at End of Period                  $10.07
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING GET FUND -- SERIES U
      AUV at Beginning of Period            $10.00 (9)
      AUV at End of Period                  $10.00
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period             $7.61       $10.00 (4)
      AUV at End of Period                   $4.64        $7.61
      Number of Accumulation Units
         Outstanding at End of Period      519,244       89,535

   ING HARD ASSETS
      AUV at Beginning of Period            $14.03       $16.20      $16.12 (1)
      AUV at End of Period                  $13.94       $14.03      $16.20
      Number of Accumulation Units
         Outstanding at End of Period      436,185      144,214      57,353

   ING INTERNATIONAL EQUITY
      AUV at Beginning of Period             $8.70       $11.43      $15.02 (6)
      AUV at End of Period                   $7.19        $8.70      $11.43
      Number of Accumulation Units
         Outstanding at End of Period    1,834,152    1,624,384   1,257,278

   ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period             $8.87        $9.94      $10.00 (3)
      AUV at End of Period                   $7.04        $8.87       $9.94
      Number of Accumulation Units
         Outstanding at End of Period    2,831,575    1,698,201     170,460

   ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period             $8.32        $8.89      $10.00 (3)
      AUV at End of Period                   $6.07        $8.32       $8.89
      Number of Accumulation Units
         Outstanding at End of Period      610,059      538,057      76,347

   ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period            $21.46       $25.03      $29.44 (1)
      AUV at End of Period                  $14.96       $21.46      $25.03
      Number of Accumulation Units
         Outstanding at End of Period    1,951,375    1,862,499   1,210,622

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.22
      Number of Accumulation Units
         Outstanding at End of Period      106,211

   ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.84
      Number of Accumulation Units
         Outstanding at End of Period      209,858

   ING LIMITED MATURITY BOND
      AUV at Beginning of Period            $18.88       $17.60      $16.56 (1)
      AUV at End of Period                  $19.95       $18.88      $17.60
      Number of Accumulation Units
         Outstanding at End of Period    3,840,533    2,416,706     849,473

   ING LIQUID ASSETS
      AUV at Beginning of Period            $15.67       $15.31      $14.70 (1)
      AUV at End of Period                  $15.66       $15.67      $15.31
      Number of Accumulation Units
         Outstanding at End of Period   10,877,063   12,017,917   7,270,477

   ING MARSICO GROWTH
      AUV at Beginning of Period            $15.10       $21.96      $29.12 (1)
      AUV at End of Period                  $10.48       $15.10      $21.96
      Number of Accumulation Units
         Outstanding at End of Period    5,599,657    6,476,226   4,730,311

   ING MERCURY FOCUS VALUE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.37
      Number of Accumulation Units
         Outstanding at End of Period       91,571

   ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.97
      Number of Accumulation Units
         Outstanding at End of Period       27,664

   ING MFS MID CAP GROWTH
      AUV at Beginning of Period            $31.73       $42.16      $38.56 (1)
      AUV at End of Period                  $16.01       $31.73      $42.16
      Number of Accumulation Units
         Outstanding at End of Period    3,084,372    3,144,090   1,992,588

   ING MFS RESEARCH
      AUV at Beginning of Period            $20.35       $26.30      $26.94 (1)
      AUV at End of Period                  $15.07       $20.35      $26.30
      Number of Accumulation Units
         Outstanding at End of Period    2,475,752    2,427,133   1,500,906

   ING MFS TOTAL RETURN
      AUV at Beginning of Period            $20.47       $20.68      $17.46 (1)
      AUV at End of Period                  $19.15       $20.47      $20.68
      Number of Accumulation Units
         Outstanding at End of Period    4,962,123    3,612,214   1,350,560

   ING PIMCO CORE BOND
      AUV at Beginning of Period            $11.81       $11.70      $11.44 (1)
      AUV at End of Period                  $12.65       $11.81      $11.70
      Number of Accumulation Units
         Outstanding at End of Period    4,516,490    1,400,922     381,139

   ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period            $11.64       $11.59      $10.00 (1)
      AUV at End of Period                   $8.54       $11.64      $11.59
      Number of Accumulation Units
         Outstanding at End of Period    4,205,151    3,977,598   1,200,520

   ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period            $10.62       $11.26      $10.00 (1)
      AUV at End of Period                   $8.06       $10.62      $11.26
      Number of Accumulation Units
         Outstanding at End of Period    1,674,081    1,224,296     313,828

   ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period            $27.99       $25.84      $20.89 (1)
      AUV at End of Period                  $27.72       $27.99      $25.84
      Number of Accumulation Units
         Outstanding at End of Period    4,380,117    2,279,908     507,008

   ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period            $23.71       $23.74      $20.18 (1)
      AUV at End of Period                  $20.28       $23.71      $23.74
      Number of Accumulation Units
         Outstanding at End of Period    2,137,260    1,599,946     470,889

   ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.82
      Number of Accumulation Units
         Outstanding at End of Period      115,969

   ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.84
      Number of Accumulation Units
         Outstanding at End of Period      255,324

   ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period            $21.53       $24.81      $25.53 (1)
      AUV at End of Period                  $18.08       $21.53      $24.81
      Number of Accumulation Units
         Outstanding at End of Period    1,951,607    1,737,220   1,073,372

   ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period            $28.18       $26.44      $20.64 (1)
      AUV at End of Period                  $27.82       $28.18      $26.44
      Number of Accumulation Units
         Outstanding at End of Period      947,489      414,152     211,380

   ING VP BOND PORTFOLIO
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                  $10.64
      Number of Accumulation Units
         Outstanding at End of Period      665,314

   ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period             $7.79       $10.00 (4)
      AUV at End of Period                   $5.26        $7.79
      Number of Accumulation Units
         Outstanding at End of Period      297,927       83,427

   ING VP MAGNACAP
      AUV at Beginning of Period             $9.35       $10.00 (4)
      AUV at End of Period                   $7.10        $9.35
      Number of Accumulation Units
         Outstanding at End of Period      307,643       91,138

   ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period             $8.33       $10.00 (4)
      AUV at End of Period                   $4.62        $8.33
      Number of Accumulation Units
         Outstanding at End of Period    1,042,746      268,186

   ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period             $7.02        $8.75      $10.00 (2)
      AUV at End of Period                   $5.20        $7.02       $8.75
      Number of Accumulation Units
         Outstanding at End of Period      859,281      479,640     169,871

   INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period            $10.27       $10.00 (5)
      AUV at End of Period                   $7.65       $10.27
      Number of Accumulation Units
         Outstanding at End of Period      481,392       38,465

   INVESCO VIF LEISURE FUND
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.44
      Number of Accumulation Units
         Outstanding at End of Period      132,021

   INVESCO VIF--FINANCIAL SERVICES
      AUV at Beginning of Period             $9.36       $10.00 (5)
      AUV at End of Period                   $7.85        $9.36
      Number of Accumulation Units
         Outstanding at End of Period      491,869       37,443

   INVESCO VIF--UTILITIES
      AUV at Beginning of Period             $8.11       $10.00 (5)
      AUV at End of Period                   $6.37        $8.11
      Number of Accumulation Units
         Outstanding at End of Period      152,798        8,161

   JENNISON PORTFOLIO
      AUV at Beginning of Period             $6.29        $7.84      $10.00 (2)
      AUV at End of Period                   $4.27        $6.29       $7.84
      Number of Accumulation Units
         Outstanding at End of Period    1,366,874    1,272,891     242,694

   PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period            $10.08       $10.00      $10.16 (1)
      AUV at End of Period                   $9.82       $10.08      $10.00
      Number of Accumulation Units
         Outstanding at End of Period    3,925,319    2,641,283     908,512

   PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period            $10.21       $11.70      $12.52 (1)
      AUV at End of Period                   $8.03       $10.21      $11.70
      Number of Accumulation Units
         Outstanding at End of Period    2,241,996    2,222,192   1,178,840

   PIONEER FUND VCT
      AUV at Beginning of Period             $9.38       $10.00 (5)
      AUV at End of Period                   $7.47        $9.38
      Number of Accumulation Units
         Outstanding at End of Period      295,688        5,663

   PIONEER MID CAP VALUE
      AUV at Beginning of Period            $10.71       $10.00 (5)
      AUV at End of Period                   $9.36       $10.71
      Number of Accumulation Units
         Outstanding at End of Period      728,410       98,183

   PROFUND VP BULL
      AUV at Beginning of Period             $8.89       $10.00 (4)
      AUV at End of Period                   $6.66        $8.89
      Number of Accumulation Units
         Outstanding at End of Period    1,271,888      267,236

   PROFUND VP EUROPE 30
      AUV at Beginning of Period             $8.26       $10.00 (4)
      AUV at End of Period                   $6.05        $8.26
      Number of Accumulation Units
         Outstanding at End of Period    1,365,500      568,994

   PROFUND VP SMALL CAP
      AUV at Beginning of Period             $9.43       $10.00 (4)
      AUV at End of Period                   $7.21        $9.43
      Number of Accumulation Units
         Outstanding at End of Period    1,133,339      403,215

   SP JENNISON INTERNATIONAL GROWTH
      AUV at Beginning of Period             $5.41        $8.56      $10.00 (3)
      AUV at End of Period                   $4.11        $5.41       $8.56
      Number of Accumulation Units
         Outstanding at End of Period      519,700      385,101      44,024

   FOOTNOTES
   (1)  Fund First Available during October 1993
   (2)  Fund First Available during January 1995
   (3)  Fund First Available during October 1995
   (4)  Fund First Available during January 1996
   (5)  Fund First Available during September 1996
   (6)  Fund First Available during February 1997
   (7)  Fund First Available during May 1998
   (8)  Fund First Available during October 2000
   (9)  Fund First Available during May 2001

                                              2002       2001       2000       1999       1998       1997       1996       1995
                                              ----       ----       ----       ----       ----       ----       ----       ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.55 %
   AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period             $10.99     $10.00 (11)
      AUV at End of Period                    $7.33     $10.99
      Number of Accumulation Units
         Outstanding at End of Period        43,074     77,645

   FIDELITY VIP EQUITY--INCOME
      AUV at Beginning of Period              $9.58     $10.00 (12)
      AUV at End of Period                    $7.82      $9.58
      Number of Accumulation Units
         Outstanding at End of Period       185,665

   FIDELITY VIP GROWTH
      AUV at Beginning of Period              $9.27     $10.00 (12)
      AUV at End of Period                    $6.36      $9.27
      Number of Accumulation Units
         Outstanding at End of Period       219,815

   ING AIM MID CAP GROWTH
      AUV at Beginning of Period             $14.57     $18.78     $21.78     $14.16     $14.26     $11.76     $10.01     $10.00 (1)
      AUV at End of Period                    $9.80     $14.57     $18.78     $21.78     $14.16     $14.26     $11.76     $10.01
      Number of Accumulation Units
         Outstanding at End of Period     1,999,023  2,640,192  3,565,531  2,655,079  1,731,615  1,361,070    968,694    152,633

   ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period             $14.51     $17.09     $20.94     $16.94     $15.36     $12.47     $10.00 (3)
      AUV at End of Period                    $9.99     $14.51     $17.09     $20.94     $16.94     $15.36     $12.47
      Number of Accumulation Units
         Outstanding at End of Period     4,478,810  5,716,524  6,622,519  6,210,698  3,474,460  1,288,333    173,758

   ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period              $9.99     $10.53     $10.00 (7)
      AUV at End of Period                    $7.50      $9.99     $10.53
      Number of Accumulation Units
         Outstanding at End of Period     2,128,387  1,783,085    770,213

   ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period             $17.30     $19.94     $23.71     $14.75     $11.58     $10.49      $9.49      $9.24 (1)
      AUV at End of Period                   $13.59     $17.30     $19.94     $23.71     $14.75     $11.58     $10.49      $9.49
      Number of Accumulation Units
         Outstanding at End of Period     2,796,757  3,208,566  3,496,637  3,306,922  3,354,682  2,721,529  1,375,023

   ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period             $17.71     $18.26     $22.68     $15.30     $12.84     $11.82     $10.00     $10.00 (2)
      AUV at End of Period                   $13.00     $17.71     $18.26     $22.68     $15.30     $12.84     $11.82     $10.00
      Number of Accumulation Units
         Outstanding at End of Period     4,048,976  4,908,965  5,436,275  4,514,345  3,086,639  2,049,765  1,316,663         --

   ING DEVELOPING WORLD
      AUV at Beginning of Period              $7.04      $7.55     $11.58      $7.27     $10.00 (6)
      AUV at End of Period                    $6.19      $7.04      $7.55     $11.58      $7.27
      Number of Accumulation Units
         Outstanding at End of Period     1,372,717  1,610,890    991,863    926,115     82,414

   ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period             $18.15     $19.29     $18.01     $18.20     $18.20     $14.53     $13.34     $12.40 (1)
      AUV at End of Period                   $14.82     $18.15     $19.29     $18.01     $18.20     $18.20     $14.53     $13.34
      Number of Accumulation Units
         Outstanding at End of Period     2,133,007  2,428,124  2,589,777  2,709,066  2,736,311  1,793,172  1,052,064    179,453

   ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period              $9.08      $9.87     $10.00 (9)
      AUV at End of Period                    $7.21      $9.08      $9.87
      Number of Accumulation Units
         Outstanding at End of Period       504,098    261,790    185,852

   ING GET FUND -- SERIES T
      AUV at Beginning of Period             $10.00 (13)
      AUV at End of Period                   $10.07
      Number of Accumulation Units
         Outstanding at End of Period            --

   ING GET FUND -- SERIES U
      AUV at Beginning of Period             $10.00 (14)
      AUV at End of Period                   $10.00
      Number of Accumulation Units
         Outstanding at End of Period            --

   ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period              $7.61     $10.00 (10)
      AUV at End of Period                    $4.64      $7.61
      Number of Accumulation Units
         Outstanding at End of Period       109,776     36,477

   ING HARD ASSETS
      AUV at Beginning of Period             $13.87     $16.03     $17.09     $14.07     $20.29     $19.42     $14.80     $14.57 (1)
      AUV at End of Period                   $13.76     $13.87     $16.03     $17.09     $14.07     $20.29     $19.42     $14.80
      Number of Accumulation Units
         Outstanding at End of Period       561,649    458,820    598,435    696,930    609,087    637,191    341,711     26,605

   ING INTERNATIONAL EQUITY
      AUV at Beginning of Period              $8.65     $11.37     $15.59     $10.32      $9.95     $10.34     $10.00 (5)
      AUV at End of Period                    $7.14      $8.65     $11.37     $15.59     $10.32      $9.95     $10.34
      Number of Accumulation Units
         Outstanding at End of Period     1,745,092  2,043,470  2,474,741  1,959,321    680,861     36,098

   ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period              $8.86      $9.94     $10.00 (9)
      AUV at End of Period                    $7.03      $8.86      $9.94
      Number of Accumulation Units
         Outstanding at End of Period       719,851    470,484     88,531

   ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period              $8.31      $8.89     $10.00 (9)
      AUV at End of Period                    $6.06      $8.31      $8.89
      Number of Accumulation Units
         Outstanding at End of Period       162,394    158,129     85,716

   ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period             $21.28     $24.85     $29.77     $24.26     $21.87     $17.22     $14.55     $14.16 (1)
      AUV at End of Period                   $14.82     $21.28     $24.85     $29.77     $24.26     $21.87     $17.22     $14.55
      Number of Accumulation Units
         Outstanding at End of Period     2,915,036  3,688,603  4,174,489  3,839,680  2,787,732  1,772,316  1,106,359    326,610

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $8.22
      Number of Accumulation Units
         Outstanding at End of Period        33,208

   ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $7.84
      Number of Accumulation Units
         Outstanding at End of Period        31,084

   ING LIMITED MATURITY BOND
      AUV at Beginning of Period             $18.69     $17.45     $16.45     $16.52     $15.70     $14.95     $14.56     $14.20 (1)
      AUV at End of Period                   $19.73     $18.69     $17.45     $16.45     $16.52     $15.70     $14.95     $14.56
      Number of Accumulation Units
         Outstanding at End of Period     3,063,486  2,547,141  1,769,356  1,835,681  1,121,401    462,583    349,417    136,553

   ING LIQUID ASSETS
      AUV at Beginning of Period             $15.54     $15.19     $14.55     $14.11     $13.65     $13.19     $12.76     $12.63 (1)
      AUV at End of Period                   $15.51     $15.54     $15.19     $14.55     $14.11     $13.65     $13.19     $12.76
      Number of Accumulation Units
         Outstanding at End of Period     5,577,967  7,210,822  5,535,947  7,668,618  2,964,038  1,132,057    383,231     93,239

   ING MARSICO GROWTH
      AUV at Beginning of Period             $15.01     $21.86     $28.46     $16.22     $12.99     $11.40     $10.00 (4)
      AUV at End of Period                   $10.41     $15.01     $21.86     $28.46     $16.22     $12.99     $11.40
      Number of Accumulation Units
         Outstanding at End of Period     8,151,064 11,192,041 13,563,138 11,168,535  2,452,150    763,169

   ING MERCURY FOCUS VALUE
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $8.36
      Number of Accumulation Units
         Outstanding at End of Period        69,302

   ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $7.97
      Number of Accumulation Units
         Outstanding at End of Period        18,057

   ING MFS MID CAP GROWTH
      AUV at Beginning of Period             $31.50     $41.89     $39.34     $22.31     $18.45     $15.66     $13.19     $12.93 (3)
      AUV at End of Period                   $15.88     $31.50     $41.89     $39.34     $22.31     $18.45     $15.66     $13.19
      Number of Accumulation Units
         Outstanding at End of Period     3,781,798  4,965,396  5,926,553  3,717,261  1,527,665    518,640     56,163

   ING MFS RESEARCH
      AUV at Beginning of Period             $20.21     $26.13     $27.80     $22.73     $18.77     $15.87     $13.07     $12.23 (4)
      AUV at End of Period                   $14.95     $20.21     $26.13     $27.80     $22.73     $18.77     $15.87     $13.07
      Number of Accumulation Units
         Outstanding at End of Period     4,975,285  6,799,019  7,760,199  7,240,462  3,875,695    816,216

   ING MFS TOTAL RETURN
      AUV at Beginning of Period             $20.33     $20.55     $17.91     $17.60     $16.02     $13.46     $12.03     $11.39 (4)
      AUV at End of Period                   $18.99     $20.33     $20.55     $17.91     $17.60     $16.02     $13.46     $12.03
      Number of Accumulation Units
         Outstanding at End of Period     5,740,870  6,331,856  6,431,976  6,739,205  3,973,034    746,754

   ING PIMCO CORE BOND
      AUV at Beginning of Period             $11.73     $11.63     $11.70     $13.00     $11.81     $11.91     $11.53     $11.18 (6)
      AUV at End of Period                   $12.55     $11.73     $11.63     $11.70     $13.00     $11.81     $11.91     $11.53
      Number of Accumulation Units
         Outstanding at End of Period     2,142,595    813,599    490,810    382,608    119,924        310

   ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period             $11.62     $11.58     $10.00 (7)
      AUV at End of Period                    $8.51     $11.62     $11.58
      Number of Accumulation Units
         Outstanding at End of Period     1,646,987  2,043,716  1,155,496

   ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period             $10.60     $11.25     $10.00 (7)
      AUV at End of Period                    $8.04     $10.60     $11.25
      Number of Accumulation Units
         Outstanding at End of Period       590,391    533,884    198,869

   ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period             $27.67     $25.57     $21.29     $20.23     $19.40     $17.08     $14.91     $14.47 (1)
      AUV at End of Period                   $27.37     $27.67     $25.57     $21.29     $20.23     $19.40     $17.08     $14.91
      Number of Accumulation Units
         Outstanding at End of Period     4,093,955  3,679,280  3,165,782  3,304,307  2,780,652  1,766,390    952,517    184,364

   ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period             $23.43     $23.49     $21.12     $21.61     $20.28     $17.54     $16.38     $15.78 (1)
      AUV at End of Period                   $20.03     $23.43     $23.49     $21.12     $21.61     $20.28     $17.54     $16.38
      Number of Accumulation Units
         Outstanding at End of Period     2,226,227  2,377,259  2,237,388  2,523,887  1,980,778  1,485,966  1,117,238    370,515

   ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $7.81
      Number of Accumulation Units
         Outstanding at End of Period        36,457

   ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $8.84
      Number of Accumulation Units
         Outstanding at End of Period       135,600

   ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period             $21.38     $24.67     $25.59     $22.43     $19.96     $15.62     $13.15     $12.09 (1)
      AUV at End of Period                   $17.94     $21.38     $24.67     $25.59     $22.43     $19.96     $15.62     $13.15
      Number of Accumulation Units
         Outstanding at End of Period     6,933,409  8,520,621  9,797,232 10,160,317  7,386,288  3,706,709  1,663,079    300,820

   ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period             $27.85     $26.16     $20.28     $21.42     $25.14     $20.79     $15.61     $14.76 (1)
      AUV at End of Period                   $27.47     $27.85     $26.16     $20.28     $21.42     $25.14     $20.79     $15.61
      Number of Accumulation Units
         Outstanding at End of Period       784,789    715,123    738,551    742,364    914,501    897,320    384,928     61,143

   ING VP BOND PORTFOLIO
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                   $10.63
      Number of Accumulation Units
         Outstanding at End of Period       290,354

   ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period              $7.78     $10.00 (10)
      AUV at End of Period                    $5.25      $7.78
      Number of Accumulation Units
         Outstanding at End of Period       134,512     19,161

   ING VP MAGNACAP
      AUV at Beginning of Period              $9.34     $10.00 (10)
      AUV at End of Period                    $7.08      $9.34
      Number of Accumulation Units
         Outstanding at End of Period        20,062      7,517

   ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period              $8.32     $10.00 (10)
      AUV at End of Period                    $4.61      $8.32
      Number of Accumulation Units
         Outstanding at End of Period       139,362     61,322

   ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period              $7.01      $8.75     $10.00 (8)
      AUV at End of Period                    $5.19      $7.01      $8.75
      Number of Accumulation Units
         Outstanding at End of Period       142,058    112,981     21,575

   INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period             $10.26     $10.00 (11)
      AUV at End of Period                    $7.63     $10.26
      Number of Accumulation Units
         Outstanding at End of Period       166,543    110,902

   INVESCO VIF LEISURE FUND
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $8.43
      Number of Accumulation Units
         Outstanding at End of Period        28,020

   INVESCO VIF--FINANCIAL SERVICES
      AUV at Beginning of Period              $9.36     $10.00 (11)
      AUV at End of Period                    $7.84      $9.36
      Number of Accumulation Units
         Outstanding at End of Period       117,512     23,862

   INVESCO VIF--UTILITIES
      AUV at Beginning of Period              $8.10     $10.00 (11)
      AUV at End of Period                    $6.36      $8.10
      Number of Accumulation Units
         Outstanding at End of Period        86,525     18,795

   JENNISON PORTFOLIO
      AUV at Beginning of Period              $6.28      $7.84     $10.00 (11)
      AUV at End of Period                    $4.26      $6.28      $7.84
      Number of Accumulation Units
         Outstanding at End of Period       322,011    417,346     64,129

   PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period             $10.04      $9.97     $10.21     $10.07     $10.00 (6)
      AUV at End of Period                    $9.77     $10.04      $9.97     $10.21     $10.07
      Number of Accumulation Units
         Outstanding at End of Period     3,053,446  3,198,237  3,158,188  3,194,935  1,066,219

   PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period             $10.18     $11.67     $13.10     $11.10     $10.00 (6)
      AUV at End of Period                    $7.99     $10.18     $11.67     $13.10     $11.10
      Number of Accumulation Units
         Outstanding at End of Period     3,392,261  4,054,658  4,659,705  4,371,570    942,738

   PIONEER FUND VCT
      AUV at Beginning of Period              $9.38     $10.00 (11)
      AUV at End of Period                    $7.46      $9.38
      Number of Accumulation Units
         Outstanding at End of Period       144,235     14,633

   PIONEER MID CAP VALUE
      AUV at Beginning of Period             $10.71     $10.00 (11)
      AUV at End of Period                    $9.35     $10.71
      Number of Accumulation Units
         Outstanding at End of Period       509,210     27,109

   PROFUND VP BULL
      AUV at Beginning of Period              $8.89     $10.00 (10)
      AUV at End of Period                    $6.65      $8.89
      Number of Accumulation Units
         Outstanding at End of Period       194,395    256,467

   PROFUND VP EUROPE 30
      AUV at Beginning of Period              $8.26     $10.00 (10)
      AUV at End of Period                    $6.04      $8.26
      Number of Accumulation Units
         Outstanding at End of Period       156,757      5,726

   PROFUND VP SMALL CAP
      AUV at Beginning of Period              $9.42     $10.00 (10)
      AUV at End of Period                    $7.19      $9.42
      Number of Accumulation Units
         Outstanding at End of Period       269,440     67,787

   SP JENNISON INTERNATIONAL GROWTH
      AUV at Beginning of Period              $5.40      $8.56     $10.00 (9)
      AUV at End of Period                    $4.10      $5.40      $8.56
      Number of Accumulation Units
         Outstanding at End of Period       120,334    101,972     64,843

   FOOTNOTES
   (1)  Fund First Available during October 1995
   (2)  Fund First Available during January 1996
   (3)  Fund First Available during September 1996
   (4)  Fund First Available during February 1997
   (5)  Fund First Available during October 1997
   (6)  Fund First Available during May 1998
   (7)  Fund First Available during February 2000
   (8)  Fund First Available during May 2000
   (9)  Fund First Available during October 2000
   (10) Fund First Available during May 2001
   (11) Fund First Available during November 2001
   (12) Fund First Available during May 2002
   (13) Fund First Available during September 2002
   (14) Fund First Available during December 2002

                                             2002         2001        2000
                                             ----         ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.65 %

   AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period            $10.99       $10.00 (5)
      AUV at End of Period                   $7.32       $10.99
      Number of Accumulation Units
         Outstanding at End of Period       95,005        9,170

   FIDELITY VIP EQUITY--INCOME
      AUV at Beginning of Period             $9.58       $10.00 (7)
      AUV at End of Period                   $7.80        $9.58
      Number of Accumulation Units
         Outstanding at End of Period      177,883           --

   FIDELITY VIP GROWTH
      AUV at Beginning of Period             $9.26       $10.00 (7)
      AUV at End of Period                   $6.35        $9.26
      Number of Accumulation Units
         Outstanding at End of Period      202,569           --

   ING AIM MID CAP GROWTH
      AUV at Beginning of Period            $14.46       $18.65      $21.51 (1)
      AUV at End of Period                   $9.71       $14.46      $18.65
      Number of Accumulation Units
         Outstanding at End of Period      335,993      414,298     185,121

   ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period            $14.42       $17.00      $19.97 (1)
      AUV at End of Period                   $9.92       $14.42      $17.00
      Number of Accumulation Units
         Outstanding at End of Period      481,010      388,823     181,294

   ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period             $9.97       $10.52      $10.00 (1)
      AUV at End of Period                   $7.47        $9.97      $10.52
      Number of Accumulation Units
         Outstanding at End of Period    2,660,134    1,400,044     181,541

   ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period            $17.11       $19.75      $21.96 (1)
      AUV at End of Period                  $13.43       $17.11      $19.75
      Number of Accumulation Units
         Outstanding at End of Period    1,121,604      791,259     406,790

   ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period            $17.60       $18.17      $23.49 (1)
      AUV at End of Period                  $12.91       $17.60      $18.17
      Number of Accumulation Units
         Outstanding at End of Period      874,016      534,470     184,093

   ING DEVELOPING WORLD
      AUV at Beginning of Period             $7.01        $7.52      $11.62 (1)
      AUV at End of Period                   $6.16        $7.01       $7.52
      Number of Accumulation Units
         Outstanding at End of Period      249,735      203,417      52,533

   ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period            $17.99       $19.14      $17.30 (1)
      AUV at End of Period                  $14.68       $17.99      $19.14
      Number of Accumulation Units
         Outstanding at End of Period      318,881      183,496      41,973

   ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period             $9.06        $9.87      $10.00 (3)
      AUV at End of Period                   $7.19        $9.06       $9.87
      Number of Accumulation Units
         Outstanding at End of Period      877,092      390,858       9,164

   ING GET FUND -- SERIES T
      AUV at Beginning of Period            $10.00 (8)
      AUV at End of Period                  $10.07
      Number of Accumulation Units
         Outstanding at End of Period       19,504

   ING GET FUND -- SERIES U
      AUV at Beginning of Period            $10.00 (9)
      AUV at End of Period                  $10.00
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period             $7.60       $10.00 (4)
      AUV at End of Period                   $4.63        $7.60
      Number of Accumulation Units
         Outstanding at End of Period      240,377       35,022

   ING HARD ASSETS
      AUV at Beginning of Period            $13.67       $15.81      $15.76 (1)
      AUV at End of Period                  $13.55       $13.67      $15.81
      Number of Accumulation Units
         Outstanding at End of Period      108,459       18,910       5,200

   ING INTERNATIONAL EQUITY
      AUV at Beginning of Period             $8.60       $11.32      $14.90 (6)
      AUV at End of Period                   $7.09        $8.60      $11.32
      Number of Accumulation Units
         Outstanding at End of Period      244,424       66,133

   ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period             $8.84        $9.94      $10.00 (3)
      AUV at End of Period                   $7.01        $8.84       $9.94
      Number of Accumulation Units
         Outstanding at End of Period    1,160,152      480,294      19,469

   ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period             $8.30        $8.88      $10.00 (3)
      AUV at End of Period                   $6.04        $8.30       $8.88
      Number of Accumulation Units
         Outstanding at End of Period      246,924      151,551       9,174

   ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period            $21.05       $24.59      $28.98 (1)
      AUV at End of Period                  $14.64       $21.05      $24.59
      Number of Accumulation Units
         Outstanding at End of Period      479,670      337,955     124,676

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED EAFE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.21
      Number of Accumulation Units
         Outstanding at End of Period       81,977

   ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.83
      Number of Accumulation Units
         Outstanding at End of Period      114,380

   ING LIMITED MATURITY BOND
      AUV at Beginning of Period            $18.39       $17.18      $16.19 (1)
      AUV at End of Period                  $19.40       $18.39      $17.18
      Number of Accumulation Units
         Outstanding at End of Period      917,938      389,087      49,754

   ING LIQUID ASSETS
      AUV at Beginning of Period            $15.26       $14.94      $14.37 (1)
      AUV at End of Period                  $15.23       $15.26      $14.94
      Number of Accumulation Units
         Outstanding at End of Period    1,599,933      953,602     302,892

   ING MARSICO GROWTH
      AUV at Beginning of Period            $14.92       $21.75      $28.89 (1)
      AUV at End of Period                  $10.34       $14.92      $21.75
      Number of Accumulation Units
         Outstanding at End of Period    1,434,607    1,236,743     693,052

   ING MERCURY FOCUS VALUE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.36
      Number of Accumulation Units
         Outstanding at End of Period       36,244

   ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.96
      Number of Accumulation Units
         Outstanding at End of Period       60,487

   ING MFS MID CAP GROWTH
      AUV at Beginning of Period            $31.27       $41.63      $38.15 (1)
      AUV at End of Period                  $15.74       $31.27      $41.63
      Number of Accumulation Units
         Outstanding at End of Period      844,739      569,707     186,073

   ING MFS RESEARCH
      AUV at Beginning of Period            $20.06       $25.97      $26.65 (1)
      AUV at End of Period                  $14.82       $20.06      $25.97
      Number of Accumulation Units
         Outstanding at End of Period      921,349      792,240     378,215

   ING MFS TOTAL RETURN
      AUV at Beginning of Period            $20.18       $20.42      $17.27 (1)
      AUV at End of Period                  $18.83       $20.18      $20.42
      Number of Accumulation Units
         Outstanding at End of Period    1,672,477      915,770     205,502

   ING PIMCO CORE BOND
      AUV at Beginning of Period            $11.64       $11.55      $11.32 (1)
      AUV at End of Period                  $12.44       $11.64      $11.55
      Number of Accumulation Units
         Outstanding at End of Period    1,936,134      244,538      14,652

   ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period            $11.59       $11.57      $10.00 (1)
      AUV at End of Period                   $8.49       $11.59      $11.57
      Number of Accumulation Units
         Outstanding at End of Period    1,505,989      807,563      70,600

   ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period            $10.58       $11.24      $10.00 (1)
      AUV at End of Period                   $8.01       $10.58      $11.24
      Number of Accumulation Units
         Outstanding at End of Period    1,030,211      401,684      21,065

   ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period            $27.27       $25.23      $20.42 (1)
      AUV at End of Period                  $26.95       $27.27      $25.23
      Number of Accumulation Units
         Outstanding at End of Period    1,232,631      477,872      61,545

   ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period            $23.10       $23.17      $19.74 (1)
      AUV at End of Period                  $19.72       $23.10      $23.17
      Number of Accumulation Units
         Outstanding at End of Period      814,591      410,546      79,161

   ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.81
      Number of Accumulation Units
         Outstanding at End of Period       28,455

   ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.83
      Number of Accumulation Units
         Outstanding at End of Period      136,897

   ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period            $21.17       $24.45      $25.20 (1)
      AUV at End of Period                  $17.75       $21.17      $24.45
      Number of Accumulation Units
         Outstanding at End of Period      835,108      752,796     428,500

   ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period            $27.45       $25.81      $20.18 (1)
      AUV at End of Period                  $27.05       $27.45      $25.81
      Number of Accumulation Units
         Outstanding at End of Period      242,782       77,777      12,612

   ING VP BOND PORTFOLIO
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                  $10.63
      Number of Accumulation Units
         Outstanding at End of Period       88,275

   ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period             $7.78       $10.00 (4)
      AUV at End of Period                   $5.24        $7.78
      Number of Accumulation Units
         Outstanding at End of Period      157,971       50,783

   ING VP MAGNACAP
      AUV at Beginning of Period             $9.34       $10.00 (4)
      AUV at End of Period                   $7.07        $9.34
      Number of Accumulation Units
         Outstanding at End of Period      153,013       28,170

   ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period             $8.32       $10.00 (4)
      AUV at End of Period                   $4.60        $8.32
      Number of Accumulation Units
         Outstanding at End of Period      563,709      111,946

   ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period             $6.99        $8.74      $10.00 (2)
      AUV at End of Period                   $5.17        $6.99       $8.74
      Number of Accumulation Units
         Outstanding at End of Period      322,466      158,546      39,547

   INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period            $10.26       $10.00 (5)
      AUV at End of Period                   $7.62       $10.26
      Number of Accumulation Units
         Outstanding at End of Period      183,978        7,400

   INVESCO VIF LEISURE FUND
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.43
      Number of Accumulation Units
         Outstanding at End of Period       65,382

   INVESCO VIF FINANCIAL SERVICES
      AUV at Beginning of Period             $9.35       $10.00 (5)
      AUV at End of Period                   $7.83        $9.35
      Number of Accumulation Units
         Outstanding at End of Period      200,146        5,433

   INVESCO VIF UTILITIES
      AUV at Beginning of Period             $8.10       $10.00 (5)
      AUV at End of Period                   $6.35        $8.10
      Number of Accumulation Units
         Outstanding at End of Period       51,660        1,002

   JENNISON PORTFOLIO
      AUV at Beginning of Period             $6.27        $7.83      $10.00 (2)
      AUV at End of Period                   $4.24        $6.27       $7.83
      Number of Accumulation Units
         Outstanding at End of Period      522,740      201,082      15,840

   PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period            $10.01        $9.94      $10.12 (1)
      AUV at End of Period                   $9.73       $10.01       $9.94
      Number of Accumulation Units
         Outstanding at End of Period    1,388,957      581,041     111,021

   PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period            $10.14       $11.64      $12.48 (1)
      AUV at End of Period                   $7.95       $10.14      $11.64
      Number of Accumulation Units
         Outstanding at End of Period      745,490      468,628     187,618

   PIONEER FUND VCT
      AUV at Beginning of Period             $9.37       $10.00 (5)
      AUV at End of Period                   $7.44        $9.37
      Number of Accumulation Units
         Outstanding at End of Period      184,119        9,738

   PIONEER MID CAP VALUE
      AUV at Beginning of Period            $10.71       $10.00 (5)
      AUV at End of Period                   $9.34       $10.71
      Number of Accumulation Units
         Outstanding at End of Period      338,220        6,577

   PROFUND VP BULL
      AUV at Beginning of Period             $8.88       $10.00 (4)
      AUV at End of Period                   $6.64        $8.88
      Number of Accumulation Units
         Outstanding at End of Period      127,500       92,175

   PROFUND VP EUROPE 30
      AUV at Beginning of Period             $8.25       $10.00 (4)
      AUV at End of Period                   $6.03        $8.25
      Number of Accumulation Units
         Outstanding at End of Period       64,316       14,668

   PROFUND VP SMALL CAP
      AUV at Beginning of Period             $9.41       $10.00 (4)
      AUV at End of Period                   $7.18        $9.41
      Number of Accumulation Units
         Outstanding at End of Period      236,886       18,943

   SP JENNISON INTERNATIONAL GROWTH
      AUV at Beginning of Period             $5.39        $8.56      $10.00 (3)
      AUV at End of Period                   $4.09        $5.39       $8.56
      Number of Accumulation Units
         Outstanding at End of Period      243,445      109,344       3,557

   FOOTNOTES
   (1)  Fund First Available during February 2000
   (2)  Fund First Available during May 2000
   (3)  Fund First Available during October 2000
   (4)  Fund First Available during May 2001
   (5)  Fund First Available during November 2001
   (6)  Fund First Available during December 2001
   (7)  Fund First Available during May 2002
   (8)  Fund First Available during September 2002
   (9)  Fund First Available during December 2002

                                              2002        2001         2000         1999        1998         1997
                                              ----        ----         ----         ----        ----         ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.70%
   AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period             $10.99      $10.00 (8)
      AUV at End of Period                    $7.32      $10.99
      Number of Accumulation Units
         Outstanding at End of Period        94,534      51,753

   FIDELITY VIP EQUITY--INCOME
      AUV at Beginning of Period              $9.58 (9)
      AUV at End of Period                    $7.80
      Number of Accumulation Units
         Outstanding at End of Period       338,456

   FIDELITY VIP GROWTH
      AUV at Beginning of Period              $9.26 (9)
      AUV at End of Period                    $6.34
      Number of Accumulation Units
         Outstanding at End of Period       256,321

   GALAXY VIP ASSET ALLOCATION
      AUV at Beginning of Period              $9.77      $10.74       $10.70
      AUV at End of Period                    $8.07       $9.77       $10.74       $10.70
      Number of Accumulation Units
         Outstanding at End of Period         3,094      17,516       18,669        7,153

   GALAXY VIP EQUITY FUND
      AUV at Beginning of Period              $9.14      $11.37       $11.78
      AUV at End of Period                    $6.50       $9.14       $11.37       $11.78
      Number of Accumulation Units
         Outstanding at End of Period         2,843       5,671        6,673        4,420

   GALAXY VIP GROWTH & INCOME
      AUV at Beginning of Period             $10.33      $10.94       $10.54
      AUV at End of Period                    $7.49      $10.33       $10.94       $10.54
      Number of Accumulation Units
         Outstanding at End of Period         2,056       3,508        3,904          493

   GALAXY VIP QUALITY PLUS BON
      AUV at Beginning of Period             $11.62      $11.01        $9.92
      AUV at End of Period                   $12.61      $11.62       $11.01        $9.92
      Number of Accumulation Units
         Outstanding at End of Period           262          --           --           --

   GALAXY VIP SMALL CO. GROWTH
      AUV at Beginning of Period             $13.05      $13.30       $14.86
      AUV at End of Period                    $8.60      $13.05       $13.30       $14.86
      Number of Accumulation Units
         Outstanding at End of Period            --          --           --           --

   ING AIM MID CAP GROWTH
      AUV at Beginning of Period             $14.41      $18.60       $21.61       $14.07      $14.20       $14.04 (1)
      AUV at End of Period                    $9.68      $14.41       $18.60       $21.61      $14.07       $14.20
      Number of Accumulation Units
         Outstanding at End of Period     2,578,304   3,613,809    4,283,690    3,050,566     827,478       49,579

   ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period             $14.38      $16.96       $20.82       $16.87      $15.32       $15.92 (1)
      AUV at End of Period                    $9.89      $14.38       $16.96       $20.82      $16.87       $15.32
      Number of Accumulation Units
         Outstanding at End of Period     6,139,531   7,379,706    8,274,067    7,450,250   2,741,016      253,937

   ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period              $9.96      $10.52       $10.00 (4)
      AUV at End of Period                    $7.46       $9.96       $10.52
      Number of Accumulation Units
         Outstanding at End of Period     4,117,976   3,260,905      961,611

   ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period             $17.03      $19.67       $23.42       $14.59      $11.47       $12.34 (1)
      AUV at End of Period                   $13.36      $17.03       $19.67       $23.42      $14.59       $11.47
      Number of Accumulation Units
         Outstanding at End of Period     1,143,492     922,271      565,653      139,357      67,979        3,479

   ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period             $17.55      $18.12       $22.55       $15.23      $12.81       $13.78 (1)
      AUV at End of Period                   $12.86      $17.55       $18.12       $22.55      $15.23       $12.81
      Number of Accumulation Units
         Outstanding at End of Period     4,163,678   4,881,594    4,812,017    3,698,983   1,326,706      106,014

   ING DEVELOPING WORLD
      AUV at Beginning of Period              $7.00       $7.51       $11.54        $7.26      $10.00 (2)
      AUV at End of Period                    $6.14       $7.00        $7.51       $11.54       $7.26
      Number of Accumulation Units
         Outstanding at End of Period     1,283,289   1,380,292    1,788,602    1,344,877     111,872

   ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period             $17.92      $19.08       $17.84       $18.06      $18.09       $18.67 (1)
      AUV at End of Period                   $14.61      $17.92       $19.08       $17.84      $18.06       $18.09
      Number of Accumulation Units
         Outstanding at End of Period     2,165,514   2,414,646    2,230,349    1,956,244   1,201,314      118,902

   ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period              $9.06       $9.87       $10.00 (6)
      AUV at End of Period                    $7.18       $9.06        $9.87
      Number of Accumulation Units
         Outstanding at End of Period     1,210,500     722,319      285,263

   ING GET FUND -- SERIES T
      AUV at Beginning of Period             $10.00
      AUV at End of Period                   $10.07
      Number of Accumulation Units
         Outstanding at End of Period            --

   ING GET FUND -- SERIES U
      AUV at Beginning of Period             $10.00
      AUV at End of Period                   $10.00
      Number of Accumulation Units
         Outstanding at End of Period            --

   ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period              $7.60      $10.00 (7)
      AUV at End of Period                    $4.63       $7.60
      Number of Accumulation Units
         Outstanding at End of Period       151,985      87,897

   ING HARD ASSETS
      AUV at Beginning of Period             $13.58      $15.72       $16.78       $13.84      $19.99       $23.34 (1)
      AUV at End of Period                   $13.45      $13.58       $15.72       $16.78      $13.84       $19.99
      Number of Accumulation Units
         Outstanding at End of Period       968,858     474,626      861,668      565,254     210,821       13,179

   ING INTERNATIONAL EQUITY
      AUV at Beginning of Period              $8.57      $11.29       $15.50       $10.27       $9.92       $11.60 (1)
      AUV at End of Period                    $7.07       $8.57       $11.29       $15.50      $10.27        $9.92
      Number of Accumulation Units
         Outstanding at End of Period     4,107,916   4,631,066    5,326,265    4,663,701   1,736,713       72,955

   ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period              $8.84       $9.94       $10.00 (6)
      AUV at End of Period                    $7.00       $8.84        $9.94
      Number of Accumulation Units
         Outstanding at End of Period     1,909,356   1,431,165      283,250

   ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period              $8.29       $8.88       $10.00 (6)
      AUV at End of Period                    $6.04       $8.29        $8.88
      Number of Accumulation Units
         Outstanding at End of Period       327,689     389,304      131,190

   ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period             $20.94      $24.48       $29.38       $23.98      $21.65       $21.57 (1)
      AUV at End of Period                   $14.56      $20.94       $24.48       $29.38      $23.98       $21.65
      Number of Accumulation Units
         Outstanding at End of Period     3,453,225   4,160,509    4,496,266    3,574,165   1,023,965       69,625

   ING JP MORGAN FLEMING INTNL ENHANCED
      AUV at Beginning of Period             $10.00 (9)
      AUV at End of Period                    $8.21
      Number of Accumulation Units
         Outstanding at End of Period        52,606

   ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period             $10.00 (9)
      AUV at End of Period                    $7.83
      Number of Accumulation Units
         Outstanding at End of Period       166,809

   ING LIMITED MATURITY BOND
      AUV at Beginning of Period             $18.30      $17.11       $16.15       $16.25      $15.47       $15.29 (1)
      AUV at End of Period                   $19.29      $18.30       $17.11       $16.15      $16.25       $15.47
      Number of Accumulation Units
         Outstanding at End of Period     4,436,723   3,653,891    2,442,971    2,267,799     937,378       19,171

   ING LIQUID ASSETS
      AUV at Beginning of Period             $15.21      $14.90       $14.29       $13.88      $13.44       $13.33 (1)
      AUV at End of Period                   $15.17      $15.21       $14.90       $14.29      $13.88       $13.44
      Number of Accumulation Units
         Outstanding at End of Period     8,964,022  10,759,451    7,933,970   11,002,422   3,069,965      370,411

   ING MARSICO GROWTH
      AUV at Beginning of Period             $14.88      $21.70       $28.29       $16.16      $12.96       $15.10 (1)
      AUV at End of Period                   $10.30      $14.88       $21.70       $28.29      $16.16       $12.96
      Number of Accumulation Units
         Outstanding at End of Period    11,094,010  15,394,399   18,166,964   15,200,893   2,354,359      238,200

   ING MERCURY FOCUS VALUE
      AUV at Beginning of Period             $10.00 (9)
      AUV at End of Period                    $8.35
      Number of Accumulation Units
         Outstanding at End of Period        94,260

   ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period             $10.00 (9)
      AUV at End of Period                    $7.96
      Number of Accumulation Units
         Outstanding at End of Period        44,257

   ING MFS MID CAP GROWTH
      AUV at Beginning of Period             $31.15      $41.50       $39.02       $22.17      $18.36       $18.79 (1)
      AUV at End of Period                   $15.68      $31.15       $41.50       $39.02      $22.17       $18.36
      Number of Accumulation Units
         Outstanding at End of Period     4,651,811   5,852,720    6,423,422    4,433,020   1,235,725       48,347

   ING MFS RESEARCH
      AUV at Beginning of Period             $19.98      $25.89       $27.58       $22.59      $18.67       $19.15 (1)
      AUV at End of Period                   $14.76      $19.98       $25.89       $27.58      $22.59       $18.67
      Number of Accumulation Units
         Outstanding at End of Period     6,171,512   7,706,339    8,763,560    8,143,208   3,674,201      162,677

   ING MFS TOTAL RETURN
       AUV at Beginning of Period            $20.10      $20.35       $17.77       $17.49      $15.94       $15.68 (1)
       AUV at End of Period                  $18.75      $20.10       $20.35       $17.77      $17.49       $15.94
       Number of Accumulation Units
         Outstanding at End of Period     8,722,390   9,559,263    9,095,577    9,101,946   3,874,736      152,264

   ING PIMCO CORE BOND
       AUV at Beginning of Period            $11.60      $11.52       $11.60       $12.92      $11.75       $11.87 (1)
      AUV at End of Period                   $12.39      $11.60       $11.52       $11.60      $12.92       $11.75
       Number of Accumulation Units
         Outstanding at End of Period     4,423,425   1,576,247      774,738      619,047     194,008        6,455

   ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period             $11.58      $11.56       $10.00 (4)
      AUV at End of Period                    $8.47      $11.58       $11.56
      Number of Accumulation Units
         Outstanding at End of Period     3,652,428   3,995,359    1,620,720

   ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period             $10.57      $11.23       $10.00 (4)
      AUV at End of Period                    $8.00      $10.57       $11.23
      Number of Accumulation Units
         Outstanding at End of Period     1,371,277   1,410,056      234,838

   ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period             $27.09      $25.07       $20.91       $19.90      $19.11       $18.96 (1)
      AUV at End of Period                   $26.76      $27.09       $25.07       $20.91      $19.90       $19.11
      Number of Accumulation Units
         Outstanding at End of Period     5,386,259   4,693,130    3,237,449    3,118,319   1,727,706      108,930

   ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period             $22.94      $23.03       $20.74       $21.26      $19.97       $19.99 (1)
      AUV at End of Period                   $19.58      $22.94       $23.03       $20.74      $21.26       $19.97
      Number of Accumulation Units
         Outstanding at End of Period     3,360,157   3,203,914    2,552,793    2,294,951     744,367       35,954

   ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period             $10.00 (9)
      AUV at End of Period                    $7.81
      Number of Accumulation Units
         Outstanding at End of Period        62,876

   ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period             $10.00 (9)
      AUV at End of Period                    $8.83
      Number of Accumulation Units
         Outstanding at End of Period       222,557

   ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period             $21.08      $24.36       $25.31       $22.22      $19.81       $19.05 (1)
      AUV at End of Period                   $17.67      $21.08       $24.36       $25.31      $22.22       $19.81
      Number of Accumulation Units
         Outstanding at End of Period     7,350,028   8,865,678    9,922,551    9,473,482   4,305,084      179,402

   ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period             $27.27      $25.65       $19.92       $21.07      $24.76       $24.56 (1)
      AUV at End of Period                   $26.86      $27.27       $25.65       $19.92      $21.07       $24.76
      Number of Accumulation Units
         Outstanding at End of Period       977,817     801,893      826,871      554,454     426,516       45,472

   ING VP BOND PORTFOLIO S
      AUV at Beginning of Period             $10.00 (9)
      AUV at End of Period                   $10.62
      Number of Accumulation Units
         Outstanding at End of Period       707,083

   ING VP GROWTH OPP. S
      AUV at Beginning of Period              $7.78      $10.00 (7)
      AUV at End of Period                    $5.23       $7.78
      Number of Accumulation Units
         Outstanding at End of Period       151,543      51,380

   ING VP MAGNACAP S
      AUV at Beginning of Period              $9.33      $10.00 (7)
      AUV at End of Period                    $7.07       $9.33
      Number of Accumulation Units
         Outstanding at End of Period       125,575      76,114

   ING VP SMALLCAP OPPORTUNITIES S
      AUV at Beginning of Period              $8.31      $10.00 (7)
      AUV at End of Period                    $4.60       $8.31
      Number of Accumulation Units
         Outstanding at End of Period       483,573     188,338

   ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period              $6.99       $8.74       $10.00 (5)
      AUV at End of Period                    $5.16       $6.99        $8.74
      Number of Accumulation Units
         Outstanding at End of Period       361,647     247,751       28,853

   INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period             $10.26      $10.00 (8)
      AUV at End of Period                    $7.62      $10.26
      Number of Accumulation Units
         Outstanding at End of Period       493,958     367,187

   INVESCO VIF LEISURE FUND
      AUV at Beginning of Period             $10.00 (9)
      AUV at End of Period                    $8.42
      Number of Accumulation Units
         Outstanding at End of Period        30,007

   INVESCO VIF--FINANCIAL SERVICES
      AUV at Beginning of Period              $9.35      $10.00 (8)
      AUV at End of Period                    $7.82       $9.35
      Number of Accumulation Units
         Outstanding at End of Period       182,155      45,911

   INVESCO VIF--UTILITIES
      AUV at Beginning of Period              $8.10      $10.00 (8)
      AUV at End of Period                    $6.34       $8.10
      Number of Accumulation Units
         Outstanding at End of Period       103,374       6,689

   JENNISON PORTFOLIO
      AUV at Beginning of Period              $6.26       $7.83       $10.00 (5)
      AUV at End of Period                    $4.24       $6.26        $7.83
      Number of Accumulation Units
         Outstanding at End of Period       840,344   1,001,520       75,572

   PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period              $9.99       $9.93       $10.19       $10.06      $10.00 (3)
      AUV at End of Period                    $9.70       $9.99        $9.93       $10.19      $10.06
      Number of Accumulation Units
         Outstanding at End of Period     5,428,136   5,191,930    4,861,886    5,486,600   1,558,466

   PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period             $10.12      $11.62       $13.06       $11.09      $10.00 (3)
      AUV at End of Period                    $7.94      $10.12       $11.62       $13.06      $11.09
      Number of Accumulation Units
         Outstanding at End of Period     5,327,508   6,170,622    6,920,736    7,321,127   1,911,521

   PIONEER FUND VCT II
      AUV at Beginning of Period              $9.37      $10.00 (8)
      AUV at End of Period                    $7.44       $9.37
      Number of Accumulation Units
         Outstanding at End of Period       297,005      27,155

   PIONEER MID CAP VALUE II
      AUV at Beginning of Period             $10.71      $10.00 (8)
      AUV at End of Period                    $9.33      $10.71
      Number of Accumulation Units
         Outstanding at End of Period       796,390      55,679

   PROFUND VP BULL
      AUV at Beginning of Period              $8.88      $10.00 (7)
      AUV at End of Period                    $6.63       $8.88
      Number of Accumulation Units
         Outstanding at End of Period       342,070     353,534

   PROFUND VP EUROPE 30
      AUV at Beginning of Period              $8.25      $10.00 (7)
      AUV at End of Period                    $6.02       $8.25
      Number of Accumulation Units
         Outstanding at End of Period       181,953      13,357

   PROFUND VP SMALL CAP
      AUV at Beginning of Period              $9.41      $10.00 (7)
      AUV at End of Period                    $7.17       $9.41
      Number of Accumulation Units
         Outstanding at End of Period     499,606.0   128,298.0

   SP JENNISON INT. GROWTH
      AUV at Beginning of Period              $5.39       $8.56       $10.00 (6)
      AUV at End of Period                    $4.09       $5.39        $8.56
      Number of Accumulation Units
         Outstanding at End of Period       393,654     214,255       15,695

   (1)  Fund First Available during October 1997
   (2)  Fund First Available during February 1998
   (3)  Fund First Available during May 1998
   (4)  Fund First Available during February 2000
   (5)  Fund First Available during May 2000
   (6)  Fund First Available during October 2000
   (7)  Fund First Available during May 2001
   (8)  Fund First Available during November 2001
   (9)  Fund First Available during May 2002
   (10) Fund First Available during September 2002
   (11) Fund First Available during December 2002

                                             2002         2001        2000
                                             ----         ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.75 %

   AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period            $10.99       $10.00 (5)
      AUV at End of Period                   $7.31       $10.99
      Number of Accumulation Units
         Outstanding at End of Period       76,299        4,183

   FIDELITY VIP EQUITY--INCOME
      AUV at Beginning of Period             $9.57       $10.00 (7)
      AUV at End of Period                   $7.79        $9.57
      Number of Accumulation Units
         Outstanding at End of Period      139,297

   FIDELITY VIP GROWTH
      AUV at Beginning of Period             $9.26       $10.00 (7)
      AUV at End of Period                   $6.34        $9.26
      Number of Accumulation Units
         Outstanding at End of Period      138,235

   ING AIM MID CAP GROWTH
      AUV at Beginning of Period            $14.37       $18.55      $21.42 (1)
      AUV at End of Period                   $9.64       $14.37      $18.55
      Number of Accumulation Units
         Outstanding at End of Period      398,841      327,852     149,363

   ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period            $14.34       $16.92      $19.90 (1)
      AUV at End of Period                   $9.86       $14.34      $16.92
      Number of Accumulation Units
         Outstanding at End of Period      616,586      395,575     116,196

   ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period             $9.95       $10.51      $10.00 (1)
      AUV at End of Period                   $7.45        $9.95      $10.51
      Number of Accumulation Units
         Outstanding at End of Period    2,719,021    1,513,414     177,361

   ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period            $16.95       $19.59      $21.80 (1)
      AUV at End of Period                  $13.29       $16.95      $19.59
      Number of Accumulation Units
         Outstanding at End of Period      592,153      361,440     138,197

   ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period            $17.49       $18.07      $23.40 (1)
      AUV at End of Period                  $12.82       $17.49      $18.07
      Number of Accumulation Units
         Outstanding at End of Period      857,077      525,394     140,651

   ING DEVELOPING WORLD
      AUV at Beginning of Period             $6.98        $7.50      $11.60 (1)
      AUV at End of Period                   $6.13        $6.98       $7.50
      Number of Accumulation Units
         Outstanding at End of Period      256,921      138,408      35,033

   ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period            $17.87       $19.03      $17.21 (1)
      AUV at End of Period                  $14.56       $17.87      $19.03
      Number of Accumulation Units
         Outstanding at End of Period      307,027      174,298      10,293

   ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period             $9.05        $9.87      $10.00 (3)
      AUV at End of Period                   $7.17        $9.05       $9.87
      Number of Accumulation Units
         Outstanding at End of Period      839,244      335,910      10,627

   ING GET FUND -- SERIES T
      AUV at Beginning of Period            $10.00 (8)
      AUV at End of Period                  $10.06
      Number of Accumulation Units
         Outstanding at End of Period      171,909

   ING GET FUND -- SERIES U
      AUV at Beginning of Period            $10.00 (9)
      AUV at End of Period                  $10.00
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period             $7.60       $10.00 (4)
      AUV at End of Period                   $4.62        $7.60
      Number of Accumulation Units
         Outstanding at End of Period      181,315       69,117

   ING HARD ASSETS
      AUV at Beginning of Period            $13.49       $15.62      $15.59 (1)
      AUV at End of Period                  $13.36       $13.49      $15.62
      Number of Accumulation Units
         Outstanding at End of Period      120,308       30,794      18,820

   ING INTERNATIONAL EQUITY
      AUV at Beginning of Period             $8.55       $11.26      $14.84 (6)
      AUV at End of Period                   $7.04        $8.55      $11.26
      Number of Accumulation Units
         Outstanding at End of Period      261,177      100,590

   ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period             $8.83        $9.94      $10.00 (3)
      AUV at End of Period                   $6.99        $8.83       $9.94
      Number of Accumulation Units
         Outstanding at End of Period    1,307,256      638,396      21,427

   ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period             $8.29        $8.88      $10.00 (3)
      AUV at End of Period                   $6.03        $8.29       $8.88
      Number of Accumulation Units
         Outstanding at End of Period      292,322      197,279       5,866

   ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period            $20.84       $24.38      $28.75 (1)
      AUV at End of Period                  $14.48       $20.84      $24.38
      Number of Accumulation Units
         Outstanding at End of Period      577,201      446,323     109,154

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED EAFE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.21
      Number of Accumulation Units
         Outstanding at End of Period        9,890

   ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.83
      Number of Accumulation Units
         Outstanding at End of Period       72,176

   ING LIMITED MATURITY BOND
      AUV at Beginning of Period            $18.15       $16.97      $16.01 (1)
      AUV at End of Period                  $19.12       $18.15      $16.97
      Number of Accumulation Units
         Outstanding at End of Period    1,001,053      342,317      73,720

   ING LIQUID ASSETS
      AUV at Beginning of Period            $15.06       $14.76      $14.21 (1)
      AUV at End of Period                  $15.01       $15.06      $14.76
      Number of Accumulation Units
         Outstanding at End of Period    1,590,576    1,500,979     293,515

   ING MARSICO GROWTH
      AUV at Beginning of Period            $14.84       $21.65      $28.78 (1)
      AUV at End of Period                  $10.27       $14.84      $21.65
      Number of Accumulation Units
         Outstanding at End of Period    1,379,115    1,104,093     437,723

   ING MERCURY FOCUS VALUE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.35
      Number of Accumulation Units
         Outstanding at End of Period       16,519

   ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.96
      Number of Accumulation Units
         Outstanding at End of Period       16,838

   ING MFS MID CAP GROWTH
      AUV at Beginning of Period            $31.04       $41.37      $37.94 (1)
      AUV at End of Period                  $15.61       $31.04      $41.37
      Number of Accumulation Units
         Outstanding at End of Period      911,395      577,692     162,554

   ING MFS RESEARCH
      AUV at Beginning of Period            $19.91       $25.81      $26.51 (1)
      AUV at End of Period                  $14.70       $19.91      $25.81
      Number of Accumulation Units
         Outstanding at End of Period      792,215      588,415     160,258

   ING MFS TOTAL RETURN
      AUV at Beginning of Period            $20.03       $20.29      $17.18 (1)
      AUV at End of Period                  $18.68       $20.03      $20.29
      Number of Accumulation Units
         Outstanding at End of Period    1,806,440      934,682     102,750

   ING PIMCO CORE BOND
      AUV at Beginning of Period            $11.56       $11.48      $11.26 (1)
      AUV at End of Period                  $12.34       $11.56      $11.48
      Number of Accumulation Units
         Outstanding at End of Period    1,446,426      328,948      16,895

   ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period            $11.57       $11.56      $10.00 (1)
      AUV at End of Period                   $8.46       $11.57      $11.56
      Number of Accumulation Units
         Outstanding at End of Period    1,438,659      902,603      98,842

   ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period            $10.56       $11.23      $10.00 (1)
      AUV at End of Period                   $7.99       $10.56      $11.23
      Number of Accumulation Units
         Outstanding at End of Period      534,293      384,799      11,867

   ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period            $26.91       $24.92      $20.20 (1)
      AUV at End of Period                  $26.57       $26.91      $24.92
      Number of Accumulation Units
         Outstanding at End of Period    1,345,841      531,690      15,600

   ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period            $22.79       $22.89      $19.52 (1)
      AUV at End of Period                  $19.44       $22.79      $22.89
      Number of Accumulation Units
         Outstanding at End of Period      773,224      387,753      30,890

   ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.80
      Number of Accumulation Units
         Outstanding at End of Period       20,988

   ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.83
      Number of Accumulation Units
         Outstanding at End of Period       53,323

   ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period            $20.99       $24.27      $25.04 (1)
      AUV at End of Period                  $17.58       $20.99      $24.27
      Number of Accumulation Units
         Outstanding at End of Period      616,373      485,828     119,426

   ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period            $27.09       $25.50      $19.96 (1)
      AUV at End of Period                  $26.67       $27.09      $25.50
      Number of Accumulation Units
         Outstanding at End of Period      271,009      101,334      25,056

   ING VP BOND PORTFOLIO
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                  $10.62
      Number of Accumulation Units
         Outstanding at End of Period      218,867

   ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period             $7.77       $10.00 (4)
      AUV at End of Period                   $5.23        $7.77
      Number of Accumulation Units
         Outstanding at End of Period      149,495       27,449

   ING VP MAGNACAP
      AUV at Beginning of Period             $9.33       $10.00 (4)
      AUV at End of Period                   $7.06        $9.33
      Number of Accumulation Units
         Outstanding at End of Period      102,496       24,770

   ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period             $8.31       $10.00 (4)
      AUV at End of Period                   $4.59        $8.31
      Number of Accumulation Units
         Outstanding at End of Period      454,391       79,268

   ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period             $6.98        $8.73      $10.00 (2)
      AUV at End of Period                   $5.16        $6.98       $8.73
      Number of Accumulation Units
         Outstanding at End of Period      349,870      169,312       7,369

   INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period            $10.26       $10.00 (5)
      AUV at End of Period                   $7.61       $10.26
      Number of Accumulation Units
         Outstanding at End of Period      271,524       16,016

   INVESCO VIF LEISURE FUND
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.42
      Number of Accumulation Units
         Outstanding at End of Period       41,608

   INVESCO VIF FINANCIAL SERVICES
      AUV at Beginning of Period             $9.35       $10.00 (5)
      AUV at End of Period                   $7.82        $9.35
      Number of Accumulation Units
         Outstanding at End of Period      110,702        3,522

   INVESCO VIF UTILITIES
      AUV at Beginning of Period             $8.09       $10.00 (5)
      AUV at End of Period                   $6.34        $8.09
      Number of Accumulation Units
         Outstanding at End of Period       94,266        3,860

   JENNISON PORTFOLIO
      AUV at Beginning of Period             $6.26        $7.83      $10.00 (2)
      AUV at End of Period                   $4.23        $6.26       $7.83
      Number of Accumulation Units
         Outstanding at End of Period      565,739      273,112      19,630

   PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period             $9.97        $9.92      $10.10 (1)
      AUV at End of Period                   $9.68        $9.97       $9.92
      Number of Accumulation Units
         Outstanding at End of Period    1,004,330      489,627      64,046

   PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period            $10.10       $11.61      $12.46 (1)
      AUV at End of Period                   $7.92       $10.10      $11.61
      Number of Accumulation Units
         Outstanding at End of Period      777,891      441,295      70,828

   PIONEER FUND VCT
      AUV at Beginning of Period             $9.37       $10.00 (5)
      AUV at End of Period                   $7.43        $9.37
      Number of Accumulation Units
         Outstanding at End of Period      135,708        2,197

   PIONEER MID CAP VALUE
      AUV at Beginning of Period            $10.71       $10.00 (5)
      AUV at End of Period                   $9.32       $10.71
      Number of Accumulation Units
         Outstanding at End of Period      218,154        5,378

   PROFUND VP BULL
      AUV at Beginning of Period             $8.87       $10.00 (4)
      AUV at End of Period                   $6.63        $8.87
      Number of Accumulation Units
         Outstanding at End of Period      185,752       27,580

   PROFUND VP EUROPE 30
      AUV at Beginning of Period             $8.25       $10.00 (4)
      AUV at End of Period                   $6.02        $8.25
      Number of Accumulation Units
         Outstanding at End of Period      105,639       38,959

   PROFUND VP SMALL CAP
      AUV at Beginning of Period             $9.41       $10.00 (4)
      AUV at End of Period                   $7.17        $9.41
      Number of Accumulation Units
         Outstanding at End of Period      182,536       19,151

   SP JENNISON INTERNATIONAL GROWTH
      AUV at Beginning of Period             $5.39        $8.56      $10.00 (3)
      AUV at End of Period                   $4.08        $5.39       $8.56
      Number of Accumulation Units
         Outstanding at End of Period      235,553      146,027       7,516

   FOOTNOTES
   (1)  Fund First Available during February 2000
   (2)  Fund First Available during May 2000
   (3)  Fund First Available during October 2000
   (4)  Fund First Available during May 2001
   (5)  Fund First Available during November 2001
   (6)  Fund First Available during December 2001
   (7)  Fund First Available during May 2002
   (8)  Fund First Available during September 2002
   (9)  Fund First Available during December 2002

                                              2002         2001
                                              ----         ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.85 %

   AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period             $10.98       $10.00 (3)
      AUV at End of Period                    $7.30       $10.98
      Number of Accumulation Units
         Outstanding at End of Period       132,571        7,384

   FIDELITY VIP EQUITY--INCOME
      AUV at Beginning of Period              $9.57 (4)
      AUV at End of Period                    $7.78
      Number of Accumulation Units
         Outstanding at End of Period        70,754

   FIDELITY VIP GROWTH
      AUV at Beginning of Period              $9.25 (4)
      AUV at End of Period                    $6.33
      Number of Accumulation Units
         Outstanding at End of Period       147,715

   ING AIM MID CAP GROWTH
      AUV at Beginning of Period             $14.28       $17.13 (1)
      AUV at End of Period                    $9.57       $14.28
      Number of Accumulation Units
         Outstanding at End of Period     179,598.0    107,256.0

   ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period             $14.26       $16.11 (1)
      AUV at End of Period                    $9.79       $14.26
      Number of Accumulation Units
         Outstanding at End of Period       249,303      115,783

   ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period              $9.93       $10.19 (1)
      AUV at End of Period                    $7.43        $9.93
      Number of Accumulation Units
         Outstanding at End of Period     1,216,649      609,109

   ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period             $16.79       $19.11 (1)
      AUV at End of Period                   $13.16       $16.79
      Number of Accumulation Units
         Outstanding at End of Period       367,450      153,710

   ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period             $17.39       $17.16 (1)
      AUV at End of Period                   $12.73       $17.39
      Number of Accumulation Units
         Outstanding at End of Period       518,749      279,566

   ING DEVELOPING WORLD
      AUV at Beginning of Period              $6.96        $7.40 (1)
      AUV at End of Period                    $6.10        $6.96
      Number of Accumulation Units
         Outstanding at End of Period        89,889       27,104

   ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period             $17.74       $18.61 (1)
      AUV at End of Period                   $14.44       $17.74
      Number of Accumulation Units
         Outstanding at End of Period       160,512     69,963.0

   ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period              $9.04        $9.45 (1)
      AUV at End of Period                    $7.16        $9.04
      Number of Accumulation Units
         Outstanding at End of Period       532,775      233,654

   ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period              $7.59       $10.00 (2)
      AUV at End of Period                    $4.61        $7.59
      Number of Accumulation Units
         Outstanding at End of Period       161,333       44,112

   ING HARD ASSETS
      AUV at Beginning of Period             $13.31       $15.33 (1)
      AUV at End of Period                   $13.17       $13.31
      Number of Accumulation Units
         Outstanding at End of Period       389,188       95,942

   ING INTERNATIONAL EQUITY
      AUV at Beginning of Period              $8.50       $11.13 (1)
      AUV at End of Period                    $6.99        $8.50
      Number of Accumulation Units
         Outstanding at End of Period       221,113       88,668

   ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period              $8.82        $9.62 (1)
      AUV at End of Period                    $6.98        $8.82
      Number of Accumulation Units
         Outstanding at End of Period       803,023      297,442

   ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period              $8.28        $8.73 (1)
      AUV at End of Period                    $6.01        $8.28
      Number of Accumulation Units
         Outstanding at End of Period       170,016      116,186

   ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period             $20.64       $23.37 (1)
      AUV at End of Period                   $14.33       $20.64
      Number of Accumulation Units
         Outstanding at End of Period       263,933      138,979

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED EAFE
      AUV at Beginning of Period             $10.00 (5)
      AUV at End of Period                    $8.20
      Number of Accumulation Units
         Outstanding at End of Period        12,519

   ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period             $10.00 (5)
      AUV at End of Period                    $7.82
      Number of Accumulation Units
         Outstanding at End of Period        54,218

   ING LIMITED MATURITY BOND
      AUV at Beginning of Period             $17.94       $16.87 (1)
      AUV at End of Period                   $18.89       $17.94
      Number of Accumulation Units
         Outstanding at End of Period       457,642      177,354

   ING LIQUID ASSETS
      AUV at Beginning of Period             $14.91       $14.63 (1)
      AUV at End of Period                   $14.85       $14.91
      Number of Accumulation Units
         Outstanding at End of Period       749,575      371,667

   ING MARSICO GROWTH
      AUV at Beginning of Period             $14.75       $20.06 (1)
      AUV at End of Period                   $10.20       $14.75
      Number of Accumulation Units
         Outstanding at End of Period       464,261      332,353

   ING MERCURY FOCUS VALUE
      AUV at Beginning of Period             $10.00 (5)
      AUV at End of Period                    $8.35
      Number of Accumulation Units
         Outstanding at End of Period        84,875

   ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period             $10.00 (5)
      AUV at End of Period                    $7.95
      Number of Accumulation Units
         Outstanding at End of Period        26,080

   ING MFS MID CAP GROWTH
      AUV at Beginning of Period             $30.81       $38.92 (1)
      AUV at End of Period                   $15.48       $30.81
      Number of Accumulation Units
         Outstanding at End of Period       511,368      217,014

   ING MFS RESEARCH
      AUV at Beginning of Period             $19.77       $24.45 (1)
      AUV at End of Period                   $14.58       $19.77
      Number of Accumulation Units
         Outstanding at End of Period       377,645      167,033

   ING MFS TOTAL RETURN
      AUV at Beginning of Period             $19.88       $20.05 (1)
      AUV at End of Period                   $18.52       $19.88
      Number of Accumulation Units
         Outstanding at End of Period       865,415      338,408

   ING PIMCO CORE BOND
      AUV at Beginning of Period             $11.47       $11.56 (1)
      AUV at End of Period                   $12.24       $11.47
      Number of Accumulation Units
         Outstanding at End of Period     1,325,734      153,359

   ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period             $11.55       $11.41 (1)
      AUV at End of Period                    $8.44       $11.55
      Number of Accumulation Units
         Outstanding at End of Period       915,050      471,202

   ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period             $10.54       $11.09 (1)
      AUV at End of Period                    $7.96       $10.54
      Number of Accumulation Units
         Outstanding at End of Period       336,121      221,246

   ING T. ROWE PRICE CAP. APPRECIATION
      AUV at Beginning of Period             $26.56       $24.57 (1)
      AUV at End of Period                   $26.20       $26.56
      Number of Accumulation Units
         Outstanding at End of Period     1,256,046      329,416

   ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period             $22.50       $22.48 (1)
      AUV at End of Period                   $19.17       $22.50
      Number of Accumulation Units
         Outstanding at End of Period       479,848      191,974

   ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period             $10.00 (5)
      AUV at End of Period                    $7.80
      Number of Accumulation Units
         Outstanding at End of Period        10,171

   ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period             $10.00 (5)
      AUV at End of Period                    $8.82
      Number of Accumulation Units
         Outstanding at End of Period       130,192

   ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period             $20.82       $23.65 (1)
      AUV at End of Period                   $17.42       $20.82
      Number of Accumulation Units
         Outstanding at End of Period       274,359      118,228

   ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period             $26.74       $24.97 (1)
      AUV at End of Period                   $26.29       $26.74
      Number of Accumulation Units
         Outstanding at End of Period       222,333       81,300

   ING VP BOND PORTFOLIO
      AUV at Beginning of Period             $10.00 (5)
      AUV at End of Period                   $10.61
      Number of Accumulation Units
         Outstanding at End of Period       564,471

   ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period              $7.77       $10.00 (2)
      AUV at End of Period                    $5.22        $7.77
      Number of Accumulation Units
         Outstanding at End of Period       109,759       52,668

   ING VP MAGNACAP
      AUV at Beginning of Period              $9.33       $10.00 (2)
      AUV at End of Period                    $7.05        $9.33
      Number of Accumulation Units
         Outstanding at End of Period       108,902       19,437

   ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period              $8.31       $10.00 (2)
      AUV at End of Period                    $4.59        $8.31
      Number of Accumulation Units
         Outstanding at End of Period       374,677      141,397

   ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period              $6.97        $8.62 (1)
      AUV at End of Period                    $5.14        $6.97
      Number of Accumulation Units
         Outstanding at End of Period       382,518       75,723

   INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period             $10.25       $10.00 (3)
      AUV at End of Period                    $7.60       $10.25
      Number of Accumulation Units
         Outstanding at End of Period       306,734       81,775

   INVESCO VIF LEISURE FUND
      AUV at Beginning of Period             $10.00 (5)
      AUV at End of Period                    $8.41
      Number of Accumulation Units
         Outstanding at End of Period        94,574

   INVESCO VIF FINANCIAL SERVICES
      AUV at Beginning of Period              $9.35       $10.00 (3)
      AUV at End of Period                    $7.81        $9.35
      Number of Accumulation Units
         Outstanding at End of Period        91,598          677

   INVESCO VIF UTILITIES
      AUV at Beginning of Period              $8.09       $10.00 (3)
      AUV at End of Period                    $6.33        $8.09
      Number of Accumulation Units
         Outstanding at End of Period        34,606        1,176

   JENNISON PORTFOLIO
      AUV at Beginning of Period              $6.25        $7.55 (1)
      AUV at End of Period                    $4.22        $6.25
      Number of Accumulation Units
         Outstanding at End of Period       259,117      107,206

   PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period              $9.93        $9.91 (1)
      AUV at End of Period                    $9.63        $9.93
      Number of Accumulation Units
         Outstanding at End of Period       624,872      217,554

   PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period             $10.06       $11.27 (1)
      AUV at End of Period                    $7.88       $10.06
      Number of Accumulation Units
         Outstanding at End of Period       312,246      126,058

   PIONEER FUND VCT
      AUV at Beginning of Period              $9.37       $10.00 (3)
      AUV at End of Period                    $7.42        $9.37
      Number of Accumulation Units
         Outstanding at End of Period        79,240          161

   PIONEER MID CAP VALUE
      AUV at Beginning of Period             $10.71       $10.00 (3)
      AUV at End of Period                    $9.31       $10.71
      Number of Accumulation Units
         Outstanding at End of Period       245,270        6,479

   PROFUND VP BULL
      AUV at Beginning of Period              $8.87       $10.00 (2)
      AUV at End of Period                    $6.62        $8.87
      Number of Accumulation Units
         Outstanding at End of Period       114,753       15,636

   PROFUND VP EUROPE 30
      AUV at Beginning of Period              $8.24       $10.00 (2)
      AUV at End of Period                    $6.00        $8.24
      Number of Accumulation Units
         Outstanding at End of Period        13,789        6,318

   PROFUND VP SMALL CAP
      AUV at Beginning of Period              $9.40       $10.00 (2)
      AUV at End of Period                    $7.16        $9.40
      Number of Accumulation Units
         Outstanding at End of Period       114,433       21,722

   SP JENNISON INTERNATIONAL GROWTH
      AUV at Beginning of Period              $5.38        $8.37 (1)
      AUV at End of Period                    $4.07        $5.38
      Number of Accumulation Units
         Outstanding at End of Period        98,449       19,406

   FOOTNOTES
   (1)  Fund First Available during February 2001
   (2)  Fund First Available during May 2001
   (3)  Fund First Available during November 2001
   (4)  Fund First Available during December 2001
   (5)  Fund First Available during May 2002
   (6)  Fund First Available during September 2002
   (7)  Fund First Available during December 2002

--------------------------------------------------------------------------------
APPENDIX B
--------------------------------------------------------------------------------

                            THE INVESTMENT PORTFOLIOS

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

-------------------------------------------------------------------------------------------
LIST OF FUND NAME CHANGES
-------------------------------------------------------------------------------------------
FORMER FUND NAME                           CURRENT FUND NAME
-------------------------------------------------------------------------------------------
All Cap Series                             ING Salomon Brothers All Cap Portfolio
-------------------------------------------------------------------------------------------
Asset Allocation Growth Series             ING UBS U.S. Balanced Portfolio
-------------------------------------------------------------------------------------------
Capital Growth Series                      ING Alliance Mid-Cap Growth Portfolio
-------------------------------------------------------------------------------------------
Capital Guardian Small Cap Series          ING Capital Guardian Small Cap Portfolio
-------------------------------------------------------------------------------------------
Core Bond Series                           ING PIMCO Core Bond Portfolio
-------------------------------------------------------------------------------------------
Developing World Series                    ING Developing World Portfolio
-------------------------------------------------------------------------------------------
Diversified Mid-Cap Series                 ING FMR/SM/ Diversified Mid-Cap Portfolio
-------------------------------------------------------------------------------------------
Equity Growth Series                       ING Van Kampen Equity Growth Portfolio
-------------------------------------------------------------------------------------------
Equity Income Series                       ING T. Rowe Price Equity Income Portfolio
-------------------------------------------------------------------------------------------
Equity Opportunity Series                  ING Jennison Equity Opportunities Portfolio
-------------------------------------------------------------------------------------------
Focus Value Series                         ING Mercury Focus Value Portfolio
-------------------------------------------------------------------------------------------
Fully Managed Series                       ING T. Rowe Price Capital Appreciation Portfolio
-------------------------------------------------------------------------------------------
Fundamental Growth Focus Series            ING Mercury Fundamental Growth Portfolio
-------------------------------------------------------------------------------------------
Global Franchise Series                    ING Van Kampen Global Franchise Portfolio
-------------------------------------------------------------------------------------------
Growth Series                              ING Marsico Growth Portfolio
-------------------------------------------------------------------------------------------
Hard Assets Series                         ING Hard Assets Portfolio
-------------------------------------------------------------------------------------------
International Enhanced EAFE Series         ING JP Morgan Fleming International Enhanced
                                           EAFE Portfolio
-------------------------------------------------------------------------------------------
International Equity Series                ING International Portfolio
-------------------------------------------------------------------------------------------
Internet TollkeeperSM Series               ING Goldman Sachs Internet TollkeeperSM
                                           Portfolio
-------------------------------------------------------------------------------------------
Investors Series                           ING Salomon Brothers Investors Portfolio
-------------------------------------------------------------------------------------------
J.P. Morgan Fleming Small Cap Equity       ING JPMorgan Fleming Small Cap Equity Portfolio
Series
-------------------------------------------------------------------------------------------

ES II - 126033

                                       B1

-------------------------------------------------------------------------------------------
LIST OF FUND NAME CHANGES
-------------------------------------------------------------------------------------------
FORMER FUND NAME                           CURRENT FUND NAME
-------------------------------------------------------------------------------------------
Janus Growth and Income Series             ING Janus Growth and Income Portfolio
-------------------------------------------------------------------------------------------
Large Cap Value Series                     ING Capital Guardian Large Cap Value Portfolio
-------------------------------------------------------------------------------------------
Limited Maturity Bond Series               ING Limited Maturity Bond Portfolio
-------------------------------------------------------------------------------------------
Liquid Assets Series                       ING Liquid Assets Portfolio
-------------------------------------------------------------------------------------------
Managed Global Series                      ING Capital Guardian Managed Global Portfolio
-------------------------------------------------------------------------------------------
Mid-Cap Growth Series                      ING MFS Mid-Cap Growth Portfolio
-------------------------------------------------------------------------------------------
Real Estate Series                         ING Van Kampen Real Estate Portfolio
-------------------------------------------------------------------------------------------
Research Series                            ING MFS Research Portfolio
-------------------------------------------------------------------------------------------
Special Situations Series                  ING Janus Special Equity Portfolio
-------------------------------------------------------------------------------------------
Strategic Equity Series                    ING AIM Mid-Cap Growth Portfolio
-------------------------------------------------------------------------------------------
Total Return Series                        ING MFS Total Return Portfolio
-------------------------------------------------------------------------------------------
Value Equity Series                        ING Eagle Asset Value Equity Portfolio
-------------------------------------------------------------------------------------------
Van Kampen Growth and Income Series        ING Van Kampen Growth and Income Portfolio
-------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ING INVESTORS TRUST
--------------------------------------------------------------------------------
ING AIM MID-CAP GROWTH                    Seeks capital appreciation. The
  PORTFOLIO (Service Class) (formerly     Portfolio seeks to meet its objective
  Strategic Equity Series)                by investing, normally, at least 80%
                                          of its assets in equity securities of
  INVESTMENT ADVISER:                     mid-capitalization companies.
    Directed Services, Inc.
  INVESTMENT SUBADVISER:
    A I M Capital Management, Inc.
--------------------------------------------------------------------------------
ING ALLIANCE MID-CAP GROWTH PORTFOLIO     Seeks long-term total return. The
  (Service Class) (formerly Capital       Portfolio invests primarily in common
  Growth Series)                          stocks of middle capitalization
                                          companies. The Portfolio normally
  INVESTMENT ADVISER:                     invests substantially all of its
    Directed Services, Inc.               assets in high-quality common stocks
  INVESTMENT SUBADVISER:                  that Alliance expects to increase in
    Alliance Capital Management L.P.      value.
--------------------------------------------------------------------------------
ING CAPITAL GUARDIAN LARGE CAP VALUE      Seeks long-term growth of capital and
  PORTFOLIO (Service Class) (formerly     income. The Portfolio Manager seeks to
  Large Cap Value Series)                 achieve the Portfolio's investment
                                          objective by investing, under normal
  INVESTMENT ADVISER:                     market conditions, at least 80% of its
    Directed Services, Inc.               assets in equity and equity-related
  INVESTMENT SUBADVISER:                  securities of companies with market
    Capital Guardian Trust Company        capitalizations greater than $1
                                          billion at the time of investment.
--------------------------------------------------------------------------------
ING CAPITAL GUARDIAN MANAGED GLOBAL       Seeks capital appreciation. Current
  PORTFOLIO (Service Class) (formerly     income is only an incidental
  Managed Global Series)                  consideration. This portfolio is not
                                          diversified. The Portfolio invests
  INVESTMENT ADVISER:                     primarily in common stocks traded in
    Directed Services, Inc.               securities markets throughout the
  INVESTMENT SUBADVISER:                  world. The Portfolio may invest up to
    Capital Guardian Trust Company        100% of its total assets in securities
                                          traded in securities markets outside
                                          the United States. The Portfolio
                                          generally invests at least 65% of its
                                          total assets in at least three
                                          different countries, one of which may
                                          be the United States.
--------------------------------------------------------------------------------

ES II - 126033

                                       B2

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING CAPITAL GUARDIAN SMALL CAP            Seeks long-term capital appreciation.
  PORTFOLIO (Service Class) (formerly     The Portfolio invests at least 80% of
  Capital Guardian Small Cap Series)      its assets in equity securities of
                                          small capitalization ("small-cap")
  INVESTMENT ADVISER:                     companies.
    Directed Services, Inc.
  INVESTMENT SUBADVISER:
    Capital Guardian Trust Company
--------------------------------------------------------------------------------
ING DEVELOPING WORLD PORTFOLIO            Seeks capital appreciation. The
  (Service Class) (formerly Developing    Portfolio invests primarily in the
  World Series)                           equity securities of companies in
                                          "emerging market countries." The
  INVESTMENT ADVISER:                     Portfolio normally invests in at least
    Directed Services, Inc.               six emerging market countries with no
  INVESTMENT SUBADVISER:                  more than 35% of its assets in any one
    Baring International Investment       country, measured at the time of
    Limited                               investment.
--------------------------------------------------------------------------------
ING EAGLE ASSET VALUE EQUITY PORTFOLIO    Seeks capital appreciation. Dividend
  (Service Class) (formerly Value         income is a secondary objective. The
  Equity Series)                          Portfolio normally invests at least
                                          80% of its assets in equity securities
  INVESTMENT ADVISER:                     of domestic and foreign issuers that
    Directed Services, Inc.               meet quantitative standards relating
  INVESTMENT SUBADVISER:                  to financial soundness and high
    Eagle Asset Management, Inc.          intrinsic value relative to price.
--------------------------------------------------------------------------------
ING FMR/SM/ DIVERSIFIED MID-CAP PORTFOLIO Seeks long-term growth of capital. The
  (Service Class) (formerly               Portfolio Manager normally invests the
  Diversified Mid-Cap Series)             Portfolio's assets primarily in common
                                          stocks. The Portfolio Manager normally
  INVESTMENT ADVISER:                     invests at least 80% of the
    Directed Services, Inc.               Portfolio's assets in securities of
  INVESTMENT SUBADVISER:                  companies with medium market
    Fidelity Management & Research Co.    capitalizations.
--------------------------------------------------------------------------------
ING GOLDMAN SACHS INTERNET                Seeks long-term growth of capital. The
  TOLLKEEPERSM PORTFOLIO* (Service        Portfolio invests, under normal
  Class) (formerly Internet Tollkeeper    circumstances, at least 80% of its net
  Series)                                 assets plus any borrowings for
  *Goldman Sachs Internet TollkeeperSM    investment purposes (measured at time
  is a service mark of Goldman Sachs &    of investment) in equity investments
  Co                                      in "Internet Tollkeeper" companies,
                                          which are companies in the media,
  INVESTMENT ADVISER:                     telecommunications, technology and
    Directed Services, Inc.               internet sectors, which provide
  INVESTMENT SUBADVISER:.                 access, infrastructure, content and
    Goldman Sachs Asset Management, L.P.  services to internet companies and internet users.
--------------------------------------------------------------------------------
ING HARD ASSETS PORTFOLIO (Service        A nondiversified Portfolio that seeks
  Class) (formerly Hard Assets Series)    long-term capital appreciation. The
                                          Portfolio normally invests at least
  INVESTMENT ADVISER:                     80% of its assets in the equities of
    Directed Services, Inc.               producers of commodities.
  INVESTMENT SUBADVISER:
    Baring International Investment
    Limited
--------------------------------------------------------------------------------
ING INTERNATIONAL PORTFOLIO (Service      Seeks long-term growth of capital.
  Class) (formerly International          Under normal conditions, the Portfolio
  Equity Series)                          invests at least 80% of its net assets
                                          and borrowings for investment purposes
  INVESTMENT ADVISER:                     in equity securities of issuers
    Directed Services, Inc.               located in countries outside of the
  INVESTMENT SUBADVISER:                  United States.
    ING Investments, LLC
--------------------------------------------------------------------------------

ES II - 126033

                                       B3

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING JANUS GROWTH AND INCOME PORTFOLIO     Seeks long-term capital growth and
  (Service Class) (formerly Janus         current income. The Portfolio normally
  Growth and Income Series)               emphasizes investments in common
                                          stocks. It will normally invest up to
  INVESTMENT ADVISER:                     75% of its assets in equity securities
    Directed Services, Inc.               selected primarily for their growth
  INVESTMENT SUBADVISER:                  potential, and at least 25% of its
    Janus Capital Management  LLC         assets in securities the Portfolio
                                          Manager believes have income
                                          potential. Because of this investment
                                          strategy, the Portfolio is not
                                          designed for investors who need
                                          consistent income.
--------------------------------------------------------------------------------
ING JANUS SPECIAL EQUITY PORTFOLIO        A nondiversified Portfolio that seeks
  (Service Class) (formerly Special       capital appreciation. The Portfolio
  Situations Series)                      invests, under normal circumstances,
                                          at least 80% of its net assets (plus
  INVESTMENT ADVISER:                     borrowings for investment purposes) in
    Directed Services, Inc.               equity securities with the potential
  INVESTMENT SUBADVISER:                  for long-term growth of capital.
    Janus Capital Management  LLC
--------------------------------------------------------------------------------
ING JENNISON EQUITY OPPORTUNITIES         Seeks long-term capital growth. The
  PORTFOLIO (Service Class) (formerly     Portfolio normally invests at least
  Equity Opportunity Series)              80% of its net assets (plus any
                                          borrowings for investment purposes) in
  INVESTMENT ADVISER:                     attractively valued equity securities
    Directed Services, Inc.               of companies with current or emerging
  INVESTMENT SUBADVISER:                  earnings growth the Portfolio Manager
    Jennison Associates LLC               believes to be not fully appreciated
                                          or recognized by the market.
--------------------------------------------------------------------------------
ING JPMORGAN FLEMING INTERNATIONAL        A nondiversified Portfolio that seeks
  ENHANCED EAFE PORTFOLIO (Service        total return from long-term capital
  Class) (formerly International          growth and income. Under normal
  Enhanced EAFE Series)                   conditions, the Portfolio will invest
                                          at least 80% of its total assets in a
  INVESTMENT ADVISER:                     broad portfolio of equity securities
    Directed Services, Inc.               of established foreign companies of
  INVESTMENT SUBADVISER:                  various sizes, including foreign
    J.P. Morgan Fleming Asset             subsidiaries of U..S. companies, based
    Management (London) Limited           in countries that are represented in
                                          the Morgan Stanley Capital
                                          International, Europe, Australia and
                                          Far East Index (the "EAFE Index").
--------------------------------------------------------------------------------
ING JPMORGAN FLEMING SMALL CAP EQUITY     A nondiversified Portfolio that seeks
  PORTFOLIO (Service Class) (formerly     capital growth over the long term.
  JP Morgan Fleming Small Cap Equity      Under normal market conditions, the
  Series)                                 Portfolio invests at least 80% of its
                                          total assets in equity securities of
  INVESTMENT ADVISER:                     small-cap companies.
    Directed Services, Inc.
  INVESTMENT SUBADVISER:
    J.P. Morgan Fleming Asset
    Management (USA) Inc.
--------------------------------------------------------------------------------
ING LIMITED MATURITY BOND PORTFOLIO       Seeks highest current income
  (Service Class) (formerly Limited       consistent with low risk to principal
  Maturity Bond Series)                   and liquidity. Secondarily seeks to
                                          enhance total return when market
  INVESTMENT ADVISER:                     factors indicate capital appreciation
    Directed Services, Inc.               may be available without significant
  INVESTMENT SUBADVISER:                  risk to principal. The Portfolio seeks
    ING Investment Management LLC         to achieve its investment objective by
                                          investing under normal circumstances
                                          at least 80% of its net assets (plus
                                          borrowing for investment purposes) in
                                          a diversified portfolio of bonds that
                                          are primarily limited maturity debt
                                          securities.
--------------------------------------------------------------------------------
ING LIQUID ASSETS PORTFOLIO (Service      Seeks high level of current income
  Class) (formerly Liquid Asset           consistent with the preservation of
  Series)                                 capital and liquidity. The Portfolio
                                          Manager strives to maintain a stable
  INVESTMENT ADVISER:                     $1 per share net asset value and its
    Directed Services, Inc.               investment strategy focuses on safety
  INVESTMENT SUBADVISER:                  of principal, liquidity and yield, in
    ING Investment Management LLC         order of importance, to achieve this
                                          goal.
--------------------------------------------------------------------------------

ES II - 126033

                                       B4

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING MARSICO GROWTH PORTFOLIO (Service     Seeks capital appreciation. The
  Class) (formerly Growth Series)         Portfolio invests primarily in equity
                                          securities selected for their growth
  INVESTMENT ADVISER:                     potential. The Portfolio may invest in
    Directed Services, Inc.               companies of any size, from larger,
  INVESTMENT SUBADVISER:                  well-established companies to smaller,
    Marsico Capital Management, LLC       emerging growth companies.
--------------------------------------------------------------------------------
ING MERCURY FOCUS VALUE PORTFOLIO         Seeks long-term growth of capital. The
  (Service Class) (formerly Focus         Portfolio tries to achieve its
  Value Series)                           investment objective by investing
                                          primarily in a diversified portfolio
  INVESTMENT ADVISER:                     consisting of equity securities that
    Directed Services, Inc.               the Portfolio Manager believes are
  INVESTMENT SUBADVISER:                  undervalued relative to its assessment
    Mercury Advisors                      of the current or prospective
                                          condition of the issuer.
--------------------------------------------------------------------------------
ING MERCURY FUNDAMENTAL GROWTH            Seeks long-term growth of capital. The
  PORTFOLIO (Service Class) (formerly     Portfolio invests in a diversified
  Fundamental Growth Series)              portfolio consisting primarily of
                                          common stocks. The Portfolio will
  INVESTMENT ADVISER:                     generally invest at least 65% of its
    Directed Services, Inc.               total assets in the following equity
  INVESTMENT SUBADVISER:                  securities: common stock, convertible
    Mercury Advisors                      preferred stock, securities
                                          convertible into common stock and
                                          rights and warrants to subscribe to
                                          common stock.
--------------------------------------------------------------------------------
ING MFS MID-CAP GROWTH PORTFOLIO          A nondiversified Portfolio that seeks
  (Service Class) (formerly Mid-Cap       long-term growth of capital. The
  Growth Series)                          Portfolio normally invests at least
                                          80% of its net assets in common stocks
  INVESTMENT ADVISER:                     and related securities (such as
    Directed Services, Inc.               preferred stocks, convertible
  INVESTMENT SUBADVISER:                  securities and depositary receipts) of
    Massachusetts Financial Services      companies with medium market
    Company                               capitalizations (or "mid-cap
                                          companies") which the Portfolio
                                          Manager believes have above-average
                                          growth potential.
--------------------------------------------------------------------------------
ING MFS RESEARCH PORTFOLIO (Service       Seeks long-term growth of capital and
  Class) (formerly Research Series)       future income. The Portfolio normally
                                          invests at least 80% of its net assets
  INVESTMENT ADVISER:                     in common stocks and related
    Directed Services, Inc.               securities (such as preferred stocks,
  INVESTMENT SUBADVISER:                  convertible securities and depositary
    Massachusetts Financial Services      receipts). The Portfolio focuses on
    Company                               companies that the Portfolio Manager
                                          believes have favorable prospects for
                                          long-term growth, attractive
                                          valuations based on current and
                                          expected earnings or cash flow,
                                          dominant or growing market share and
                                          superior management.
--------------------------------------------------------------------------------
ING MFS TOTAL RETURN PORTFOLIO            Seeks above-average income (compared
  (Service Class) (formerly Total         to a portfolio entirely invested in
  Return Series)                          equity securities) consistent with the
                                          prudent employment of capital.
  INVESTMENT ADVISER:                     Secondarily seeks reasonable
    Directed Services, Inc.               opportunity for growth of capital and
  INVESTMENT SUBADVISER:                  income. The Portfolio is a "balanced
    Massachusetts Financial Services      fund," and invests in a combination of
    Company                               equity and fixed income securities.
--------------------------------------------------------------------------------
ING PIMCO CORE BOND PORTFOLIO (Service    Seeks maximum total return, consistent
  Class) (formerly Core Bond Series)      with preservation of capital and
                                          prudent investment management. The
  INVESTMENT ADVISER:                     Portfolio is diversified and seeks to
    Directed Services, Inc.               achieve its investment objective by
  INVESTMENT SUBADVISER:                  investing under normal circumstances
    Pacific Investment Management         at least 80% of its net assets (plus
    Company LLC                           borrowings for investment purposes) in
                                          a diversified portfolio of fixed
                                          income instruments of varying
                                          maturities.
--------------------------------------------------------------------------------

ES II - 126033

                                       B5

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING SALOMON BROTHERS ALL CAP PORTFOLIO    A nondiversified Portfolio that seeks
  (Service Class) (formerly All Cap       capital appreciation through
  Series)                                 investment in securities which the
                                          Subadviser believes have above-average
  INVESTMENT ADVISER:                     capital appreciation potential. The
    Directed Services, Inc.               Portfolio invests primarily in common
  INVESTMENT SUBADVISER:                  stocks and common stock equivalents,
    Salomon Brothers Asset Management     such as preferred stocks and
    Inc.                                  securities convertible into common
                                          stocks, of companies the Portfolio
                                          Manager believes are undervalued in
                                          the marketplace.
--------------------------------------------------------------------------------
ING SALOMON BROTHERS INVESTORS            Seeks long-term growth of capital.
  PORTFOLIO (Service Class) (formerly     Secondarily seeks current income. The
  Investors Series)                       Portfolio invests primarily in equity
                                          securities of U.S. companies. The
  INVESTMENT ADVISER:                     Portfolio may also invest in other
    Directed Services, Inc.               equity securities. To a lesser degree,
  INVESTMENT SUBADVISER:                  the Portfolio invests in income
    Salomon Brothers Asset Management     producing securities such as debt
    Inc.                                  securities.
--------------------------------------------------------------------------------
ING T. ROWE PRICE CAPITAL APPRECIATION    Seeks, over the long-term, a high
  PORTFOLIO (Service Class) (formerly     total investment return, consistent
  Fully Managed Series)                   with the preservation of capital and
                                          prudent investment risk. The Portfolio
  INVESTMENT ADVISER:                     pursues an active asset allocation
    Directed Services, Inc.               strategy whereby investments are
  INVESTMENT SUBADVISER:                  allocated among three asset classes -
    T. Rowe Price Associates, Inc.        equity securities, debt securities and
                                          money market instruments.
--------------------------------------------------------------------------------
ING T. ROWE PRICE EQUITY INCOME           Seeks substantial dividend income as
  PORTFOLIO (Service Class) (formerly     well as long-term growth of capital.
  Equity Income Series)                   The Portfolio normally invests at
                                          least 80% of its assets in common
  INVESTMENT ADVISER:                     stocks, with 65% in the common stocks
    Directed Services, Inc.               of well-established companies paying
  INVESTMENT SUBADVISER:                  above-average dividends. The Portfolio
    T. Rowe Price Associates, Inc.        may also invest in convertible
                                          securities, warrants and preferred
                                          stocks.
--------------------------------------------------------------------------------
ING UBS U.S. BALANCED PORTFOLIO           Seeks to maximize total return over
  (Service Class) (formerly Asset         the long term by allocating its assets
  Allocation Growth Series)               among stocks, bonds, short-term
                                          instruments and other investments. The
  INVESTMENT ADVISER:                     Portfolio Manager allocates the
    Directed Services, Inc.               Portfolio's assets among the following
  INVESTMENT SUBADVISER:                  classes, or types, of investments:
    UBS Global Asset Management           stocks, bonds, and short-term money
    (Americas) Inc.                       market debt obligations.
--------------------------------------------------------------------------------
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO    Seeks long-term capital appreciation.
  (Service Class) (formerly Equity        The Portfolio Manager seeks to
  Growth Series)                          maximize long-term capital
                                          appreciation by investing primarily in
  INVESTMENT ADVISER:                     growth-oriented equity securities of
    Directed Services, Inc.               large-capitalization U.S. and, to a
  INVESTMENT SUBADVISER:                  limited extent, foreign companies that
    Van Kampen                            are listed on U.S. exchanges or traded
                                          in U.S. markets.
--------------------------------------------------------------------------------
ING VAN KAMPEN GLOBAL FRANCHISE           A nondiversified Portfolio that seeks
  PORTFOLIO (Service Class) (formerly     long-term capital appreciation. The
  Global Franchise Series)                Portfolio Manager seeks long-term
                                          capital appreciation by investing
  INVESTMENT ADVISER:                     primarily in equity securities of
    Directed Services, Inc.               issuers located throughout the world
  INVESTMENT SUBADVISER:                  that it believes have, among other
    Van Kampen                            things, resilient business franchises
                                          and growth potential. The Portfolio
                                          may invest of in the securities of
                                          companies of any size.
--------------------------------------------------------------------------------

ES II - 126033

                                       B6

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING VAN KAMPEN GROWTH AND INCOME          Seeks long-term growth of capital and
  PORTFOLIO (Service Class) (formerly     income. Under normal market
  Van Kampen Growth and Income Series)    conditions, the Portfolio Manager
                                          seeks to achieve the Portfolio's
  INVESTMENT ADVISER:                     investment objective by investing
    Directed Services, Inc.               primarily in what it believes to be
  INVESTMENT SUBADVISER:                  income-producing equity securities,
    Van Kampen                            including common stocks and
                                          convertible securities; although
                                          investments are also made in
                                          non-convertible preferred stocks and
                                          debt securities rated "investment
                                          grade," which are securities rated
                                          within the four highest grades
                                          assigned by Standard & Poor's ("S&P")
                                          or by Moody's Investors Service, Inc.
                                          ("Moody's").
--------------------------------------------------------------------------------
ING VAN KAMPEN REAL ESTATE PORTFOLIO      A nondiversified Portfolio that seeks
  (Service Class) (formerly Real          capital appreciation. Secondarily
  Estate Series)                          seeks current income. The Portfolio
                                          invests at least 80% of its assets in
  INVESTMENT ADVISER:                     equity securities of companies in the
    Directed Services, Inc.               U.S. real estate industry that are
  INVESTMENT SUBADVISER:                  listed on national exchanges or the
    Van Kampen                            National Association of Securities
                                          Dealers Automated Quotation System
                                          ("NASDAQ").
--------------------------------------------------------------------------------
ING GET FUND
--------------------------------------------------------------------------------
ING GET U.S. CORE PORTFOLIO               Seeks to achieve maximum total return
  (formerly ING GET Fund)                 and minimal exposure of the Series'
                                          assets to a market value loss, by
  INVESTMENT ADVISER:                     participating, to the extent possible
    Aeltus Investment  Management,        in favorable equity market performance
    Inc.                                  during the Guarantee Period. The
                                          Series will not implement an
                                          "investment strategy" in any
                                          conventional sense. Rather, the
                                          Series' asset allocation strategy
                                          seeks to optimize the exposure of the
                                          Series to the Equity Component while
                                          protecting Series' assets. Assets
                                          allocated to the Equity Component may
                                          be reduced or eliminated in order to
                                          conserve assets at a level equal to or
                                          above the present value of the
                                          Guarantee.
--------------------------------------------------------------------------------
ING VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
ING VP WORLDWIDE GROWTH PORTFOLIO         Seeks long-term capital appreciation.
                                          A nondiversified Portfolio that under
  INVESTMENT ADVISER:                     normal conditions, invests at least
    ING Investments, LLC                  65% of net assets in equity securities
                                          of issuers located in at least three
                                          countries, one of which may be the
                                          U.S. Generally invests at least 75% of
                                          total assets in common and preferred
                                          stocks, warrants and convertible
                                          securities.
--------------------------------------------------------------------------------
ING VARIABLE PRODUCT PORTFOLIOS
--------------------------------------------------------------------------------
ING VP BOND PORTFOLIO (Class S)           Seeks to maximize total return as is
                                          consistent with reasonable risk,
  INVESTMENT ADVISER:                     through investment in a diversified
    ING Investments, LLC                  portfolio consisting of debt
  INVESTMENT SUBADVISER:                  securities. Under normal market
    Aeltus Investment Management, Inc.    conditions, invests at least 80% of
                                          net assets in high-grade corporate
                                          bonds, mortgage-related and other
                                          asset-backed securities, and
                                          securities issued or guaranteed by the
                                          U.S. Government, its agencies or
                                          instrumentalities. The Portfolio may
                                          invest up to 15% of total assets in
                                          high-yield instruments and up to 25%
                                          of total assets in foreign debt
                                          securities.
--------------------------------------------------------------------------------

ES II - 126033

                                       B7

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING VP INDEX PLUS LARGECAP PORTFOLIO      Seeks to outperform the total return
  (Class S)                               performance of the Standard & Poor's
                                          500 Composite Index (S&P 500), while
  INVESTMENT ADVISER:                     maintaining a market level of risk.
    ING Investments, LLC                  Invests at least 80% of net assets in
  INVESTMENT SUBADVISER:                  stocks included in the S&P 500. The
    Aeltus Investment Management, Inc.    subadviser's objective is to
                                          overweight those stocks in the S&P 500
                                          that they believe will outperform the
                                          index and underweight or avoid those
                                          stocks in the S&P 500 that they
                                          believe will underperform the index.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ING VARIABLE PRODUCTS TRUST
--------------------------------------------------------------------------------
ING VP GROWTH OPPORTUNITIES PORTFOLIO     Seeks long-term growth of capital.
  (Service Shares)                        Invests primarily in common stock of
                                          U.S. companies that the portfolio
  INVESTMENT ADVISER:                     managers feel have above average
    ING Investments, LLC                  prospects for growth. Under normal
                                          market conditions, invests at least
                                          65% of total assets in securities
                                          purchased on the basis of the
                                          potential for capital appreciation.
                                          These securities may be from
                                          large-cap, mid-cap or small-cap
                                          companies.
--------------------------------------------------------------------------------
ING VP MAGNACAP PORTFOLIO                 Seeks growth of capital, with dividend
  (Service Shares)                        income as a secondary consideration.
                                          Under normal conditions, invests at
  INVESTMENT ADVISER:                     least 80% of assets in equity
    ING Investments, LLC                  securities that meet the following
                                          criteria: attractive valuation
                                          characteristics; dividends; and
                                          balance sheet strength. Normally,
                                          investments are generally in larger
                                          companies that are included in the
                                          largest 500 U.S. companies as measured
                                          by sales, earnings or assets.
--------------------------------------------------------------------------------
ING VP SMALLCAP OPPORTUNITIES             Seeks long-term capital appreciation.
  PORTFOLIO (Service Shares)              Normally invests at least 80% of
                                          assets in the common stock of smaller,
  INVESTMENT ADVISER:                     lesser-known U.S. companies that are
    ING Investments, LLC                  believed to have above average
                                          prospects for growth. For this
                                          Portfolio, smaller companies are those
                                          with market capitalizations that fall
                                          within the range of companies in the
                                          Russell 2000 Index.
--------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND     Seeks long-term growth of capital.
  (Series II)                             Seeks to meet its objective by
                                          investing in securities of companies
  INVESTMENT ADVISER:                     that are likely to benefit from
    A I M Advisors, Inc.                  changing demographic, economic and
  INVESTMENT SUBADVISER:                  lifestyle trends. These securities may
    H.S. Dent Advisors, Inc.              include common stocks, convertible
                                          bonds, convertible preferred stocks
                                          and warrants of companies within a
                                          broad range of market capitalizations.
--------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS PORTFOLIO
--------------------------------------------------------------------------------
FIDELITY(R)VIP EQUITY-INCOME PORTFOLIO    Seeks reasonable income. Also
  (Service Class 2)                       considers the potential for capital
                                          appreciation. Seeks to achieve a yield
  INVESTMENT ADVISER:                     which exceeds the composite yield on
    Fidelity Management & Research Co.    the securities comprising the Standard
  INVESTMENT SUBADVISER: Subadviser:      & Poor's 500 Index. Normally invests
    FMR Co., Inc.                         at least 80% of total assets in
                                          income-producing equity securities
                                          (which tends to lead to investments in
                                          large cap "value" stocks).
--------------------------------------------------------------------------------

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                                       B8

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
FIDELITY(R)VIP GROWTH PORTFOLIO           Seeks to achieve capital appreciation.
  (Service Class 2)                       Normally invests primarily in common
                                          stocks of companies the investment
  INVESTMENT ADVISER:                     adviser believes have above-average
    Fidelity Management & Research Co.    growth potential (often called
  INVESTMENT SUBADVISER:                  "growth" stocks).
    Subadviser: FMR Co., Inc.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
INVESCO VIF -- FINANCIAL SERVICES FUND    Seeks capital growth. The Fund
                                          normally invests at least 80% of its
  INVESTMENT ADVISER:                     net assets in the equity securities
    INVESCO Variable Investment           and equity-related instruments of
      Funds, Inc.                         companies involved in the financial
  INVESTMENT SUBADVISER:                  services sector. These companies
    INVESCO Funds Group, Inc.             include, but are not limited to, banks
                                          (regional and money centers),
                                          insurance companies (life, property
                                          and casualty, and multiline),
                                          investment and miscellaneous
                                          industries (asset managers, brokerage
                                          firms, and government sponsored
                                          agencies) and suppliers to financial
                                          services companies. At any given time,
                                          20% of the Fund's assets is not
                                          required to be invested in the sector.
                                          In general, the Fund emphasizes
                                          companies that INVESCO believes are
                                          strongly managed and will generate
                                          above-average long-term capital
                                          appreciation.
--------------------------------------------------------------------------------
INVESCO VIF -- HEALTH SCIENCES FUND       Seeks capital growth by normally
                                          investing at least 80% of its net
  INVESTMENT ADVISER:                     assets in the equity securities and
    INVESCO Variable Investment           equity-related instruments of
      Funds, Inc.                         companies that develop, produce, or
  INVESTMENT SUBADVISER:                  distribute products or services
    INVESCO Funds Group, Inc.             related to health care. These
                                          companies include, but are not limited
                                          to, medical equipment or supplies,
                                          pharmaceuticals, biotechnology, and
                                          health care providers and services
                                          companies. At any given time, 20% of
                                          the Fund's assets is not required to
                                          be invested in the sector.
--------------------------------------------------------------------------------
INVESCO VIF -- LEISURE FUND               Seeks capital growth. The Fund
                                          normally invests at least 80% of its
  INVESTMENT ADVISER:                     net assets in the equity securities
    INVESCO Variable Investment           and equity-related instruments of
    Funds, Inc.                           companies engaged in the design,
  INVESTMENT SUBADVISER:                  production, and distribution of
    INVESCO Funds Group, Inc.             products related the leisure
                                          activities. These industries include,
                                          but are not limited to, hotels/gaming,
                                          publishing, advertising, beverages,
                                          audio/video, broadcasting-radio/TV,
                                          cable & satellite operators, cable &
                                          satellite programmers, motion pictures
                                          & TV, recreation services/
                                          entertainment, retail, and toys. At
                                          any given time, 20% of the Fund's
                                          assets is not required to be invested
                                          in the sector.
--------------------------------------------------------------------------------
INVESCO VIF -- UTILITIES FUND             Seeks capital growth. It also seeks
                                          current income. The Fund normally
  INVESTMENT ADVISER:                     invests at least 80% of its net assets
    INVESCO Variable Investment           in the equity securities and
    Funds, Inc.                           equity-related instruments of
  INVESTMENT SUBADVISER:                  companies engaged in utilities-related
    INVESCO Funds Group, Inc.             industries. These include, but are not
                                          limited to, companies that produce,
                                          generate, transmit, or distribute
                                          natural gas or electricity, as well as
                                          in companies that provide
                                          telecommunications services, including
                                          local, long distance and wireless. A
                                          portion of the Fund's assets are not
                                          required to be invested in the sector.
--------------------------------------------------------------------------------

ES II - 126033

                                       B9

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LIBERTY VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
COLONIAL SMALL CAP VALUE FUND             Seeks long-term growth by investing
                                          primarily in small capitalization
  INVESTMENT ADVISER:                     equities.
    Colonial Management Advisers, Inc.
--------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
HIGH YIELD PORTFOLIO                      Seeks maximum total return, consistent
                                          with preservation of capital and
  INVESTMENT ADVISER:                     prudent investment management.
    Pacific Investment Management Co.
--------------------------------------------------------------------------------
STOCKSPLUS GROWTH AND INCOME PORTFOLIO    Seeks total return which exceeds that
                                          of the S&P 500.
  INVESTMENT ADVISER:
    Pacific Investment Management Co.
--------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PIONEER FUND VCT PORTFOLIO (Class II)     Seeks reasonable income and capital
                                          growth. Invests in a broad list of
  INVESTMENT ADVISER:                     carefully selected, reasonably priced
    Pioneer Investment Management, Inc.   securities rather than in securities
                                          whose prices reflect a premium
                                          resulting from their current market
                                          popularity. Invests the major portion
                                          of its assets in equity securities,
                                          primarily of U.S. issuers.
--------------------------------------------------------------------------------
PIONEER MID CAP VALUE VCT PORTFOLIO       Seeks capital appreciation by
  (Class II)                              investing in a diversified portfolio
                                          of securities consisting primarily of
  INVESTMENT ADVISER:                     common stocks. Normally, invests at
    Pioneer Investment Management, Inc.   least 80% of total assets in equity
                                          securities of mid-size companies, that
                                          is, companies with market values
                                          within the range of market values of
                                          companies included in the Russell
                                          Midcap(R) Value Index.
--------------------------------------------------------------------------------
PRO FUNDS VP
--------------------------------------------------------------------------------
PROFUND VP BULL                           Seeks daily investment results, before
                                          fees and expenses, that correspond to
  INVESTMENT ADVISER:                     the daily performance of the S&P 500
    ProFund Advisors LLC                  Index.
--------------------------------------------------------------------------------
PROFUND VP SMALL-CAP                      Seeks daily investment results, before
                                          fees and expenses, that correspond to
  INVESTMENT ADVISER:                     the daily performance of the Russell
    ProFund Advisors LLC                  2000 Index.
--------------------------------------------------------------------------------
PROFUND VP EUROPE 30                      Seeks daily investment results, before
                                          fees and expenses, that correspond to
  INVESTMENT ADVISER:                     the daily performance of the ProFunds
    ProFund Advisors LLC                  Europe 30 Index.
--------------------------------------------------------------------------------

ES II - 126033

                                      B10

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRUDENTIAL SERIES FUND, INC.
--------------------------------------------------------------------------------
JENNISON PORTFOLIO (Class II)             Seeks to achieve long-term growth of
                                          capital. Invests primarily in equity
  INVESTMENT ADVISER:                     securities of major, established
    Prudential Investments LLC            corporations that the investment
  INVESTMENT SUBADVISER:                  adviser believes offer above-average
    Jennison Associates LLC               growth prospects. May invest up to 30%
                                          of total assets in foreign securities.
                                          Normally invests 65% of total assets
                                          in common stocks and preferred stocks
                                          of companies with capitalization in
                                          excess of $1 billion.
--------------------------------------------------------------------------------
SP JENNISON INTERNATIONAL GROWTH          Seeks long-term growth of capital.
  PORTFOLIO (Class II)                    Invests in equity-related securities
                                          of foreign issuers that the subadviser
  INVESTMENT ADVISER:                     thinks will increase in value over a
    Prudential Investments LLC            period of years. Invests primarily in
  INVESTMENT SUBADVISER:                  the common stock of large and
    Jennison Associates LLC               medium-sized foreign companies. Under
                                          normal circumstances, invests at least
                                          65% of total assets in common stock of
                                          foreign companies operating or based
                                          in at least five different countries.
--------------------------------------------------------------------------------

ES II - 126033

                                      B11

--------------------------------------------------------------------------------
APPENDIX C
--------------------------------------------------------------------------------

                                FIXED ACCOUNT II

Fixed Account II ("Fixed Account") is an optional fixed interest allocation offered during the accumulation phase of your variable annuity contract between you and Golden American Life Insurance Company ("Golden American," the "Company," "we" or "our"). The Fixed Account, which is a segregated asset account of Golden American, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Allocation(s)). We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We currently offer Fixed Interest Allocations with guaranteed interest periods of 5, 7 and 10 years. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all contracts or in all states and the rates for a given guaranteed interest period may vary among contracts. We set the interest rates periodically. We may credit a different interest rate for each interest period. The interest you earn in the Fixed Account as well as your principal is guaranteed by Golden American, as long as you do not take your money out before the maturity date for the applicable interest period. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment ("Market Value Adjustment"). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. A surrender charge may also apply to withdrawals from your contract. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

For contracts sold in some states, not all Fixed Interest Allocations are available. You have a right to return a contract for a refund as described in the prospectus.

THE FIXED ACCOUNT

You may allocate premium payments and transfer your Contract value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the prospectus. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

Your Contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

GUARANTEED INTEREST RATES

Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. We cannot predict the level of future interest rates but no Fixed Interest Allocation will ever

ES II - 126033

                                       C1
have a guaranteed interest rate declared of less than 3% per year. For more information see the prospectus for the Fixed Account.

TRANSFERS FROM A FIXED INTEREST ALLOCATION

You may transfer your Contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of Golden American's Separate Account B as described in the prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, cancelling dollar cost averaging will cause a transfer of the entire Contract value in such Fixed Interest Allocation to the Liquid Assets subaccount, and such a transfer will be subject to a Market Value Adjustment.

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect. See "Optional Riders" in the prospectus.

WITHDRAWALS FROM A FIXED INTEREST ALLOCATION

During the accumulation phase, you may withdraw a portion of your Contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and a contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Allocations during the period while the rider is in effect. See "Optional Riders" in the prospectus.

MARKET VALUE ADJUSTMENT

A Market Value Adjustment may decrease, increase or have no effect on your Contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your Contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

CONTRACT VALUE IN THE FIXED INTEREST ALLOCATIONS

On the contract date, the Contract value in any Fixed Interest Allocation in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Allocation. On each business day after the contract date, we calculate the amount of Contract value in each Fixed Interest Allocation as follows:

     (1) We take the Contract value in the Fixed Interest Allocation at the end of the preceding business day.

ES II - 126033

                                       C2

     (2) We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day.

     (3)  We add (1) and

     (4)  We subtract from (3) any transfers from that Fixed Interest
          Allocation.

     (5) We subtract from (4) any withdrawals, and then subtract any contract fees (including any rider charges) and premium taxes.

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Allocation. The Contract value on the date of allocation will be the amount allocated. Several examples which illustrate how the Market Value Adjustment works are included in the prospectus for the Fixed Account

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Allocations, any Market Value Adjustment, and any surrender charge. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your Contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), and any optional benefit rider charge, and any other charges incurred but not yet deducted.

DOLLAR COST AVERAGING FROM FIXED INTEREST ALLOCATIONS

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of Contract value in Fixed Account Interest Allocations with a guaranteed interest period of 1 year or less. The Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Allocations or contract investment portfolio subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels. You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each contract year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

SUSPENSION OF PAYMENTS

We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

MORE INFORMATION

See the prospectus for Fixed Account II.

ES II - 126033

                                       C3

--------------------------------------------------------------------------------
APPENDIX D
--------------------------------------------------------------------------------

                             FIXED INTEREST DIVISION

A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by Golden American Life Insurance Company. The Fixed Interest Division is part of the Golden American General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated May 1, 2003. The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact our Customer Service Center at (800) 366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.

ES II - 126033

                                       D1

--------------------------------------------------------------------------------
APPENDIX E
--------------------------------------------------------------------------------

                 SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumes you made an initial premium payment of $10,000 and additional premium payments of $10,000 in each of the second and third contract years, for total premium payments under the Contract of $30,000. It also assumes a withdrawal at the end of the third contract year of 30% of the contract value of $35,000, that Standard Death Benefit was selected and that the applicable minimum required distribution ("MRD") is $2,000.

In this example, $3,500 (10% of contract value) is the maximum free withdrawal amount that you may withdraw without a surrender charge. The total amount withdrawn from the contract would be $10,500 ($35,000 x .30). Therefore, $7,000 (10,500 - 3,500) is considered an excess withdrawal of a part of the initial premium payment of $10,000 and would be subject to a 4% surrender charge of $280 ($7,000 x .04). The amount of the withdrawal paid to you will be $10,220 ($10,500 - $280).

If the MRD had been $4,000, instead of $2,000, the amount subject to the 4% surrender charge would be $6,500 ($10,500 - $4,000) and a surrender charge of $260 ($6,500 x .04) would apply. This example does not take into account any Market Value Adjustment or deduction of any premium taxes.

ES II - 126033

                                       E1

--------------------------------------------------------------------------------
APPENDIX F
--------------------------------------------------------------------------------

          WITHDRAWAL ADJUSTMENT FOR 7% SOLUTION DEATH BENEFIT EXAMPLES
                           FOR YR-2001 CONTRACT OWNERS

These examples assume that withdrawals have not exceeded 7% of premium in any year.

EXAMPLE #1: THE CONTRACT VALUE (AV) IS LOWER THAN THE DEATH BENEFIT

     Assume a premium payment of $100,000, AV at the time of withdrawal of $87,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro rata Withdrawal.

Calculate the Effect of the Withdrawal

     1.   The Special Withdrawal is $7,000 (7% of $100,000).

          MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

          AV after Special Withdrawal = $80,000 ($87,000 - $7,000)

          The Pro rata Withdrawal is $20,000 ($27,000 - $7,000).

     2.   Pro rata Withdrawal Adjustment to MGDB =
          $30,000 ($120,000  *  ($20,000 / $80,000))

          MGDB after Pro rata Withdrawal = $90,000 ($120,000 - $30,000)

          AV after Pro rata Withdrawal = $60,000 ($80,000 - $20,000)

EXAMPLE #2: THE CONTRACT VALUE (AV) IS GREATER THAN THE DEATH BENEFIT

     Assume a premium payment of $100,000, AV at the time of withdrawal of $167,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro rata Withdrawal.

Calculate the Effect of the Withdrawal

     1.   The Special Withdrawal is $7,000 (7% of $100,000).

          MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

          AV after Special Withdrawal = $160,000 ($167,000 - $7,000)

          The Pro rata Withdrawal is $20,000 ($27,000 - $7,000).

     2.   Pro rata Withdrawal Adjustment to MGDB =
          $15,000 ($120,000  *  ($20,000 / $160,000))

          MGDB after Pro rata Withdrawal = $105,000 ($120,000 - $15,000)

          AV after Pro rata Withdrawal = $140,000 ($160,000 - $20,000)

ES II - 126033

                                       F1

EXAMPLE #3: THE CONTRACT VALUE (AV) IS EQUAL TO THE DEATH BENEFIT

     Assume a premium payment of $100,000, AV at the time of withdrawal of $127,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro rata Withdrawal.

Calculate the Effect of the Withdrawal

     1.   The Special Withdrawal is $7,000 (7% of $100,000).

          MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

          AV after Special Withdrawal = $120,000 ($127,000 - $7,000)

          The Pro rata Withdrawal is $20,000 ($27,000 - $7,000).

     2.   Pro rata Withdrawal Adjustment to MGDB =
          $20,000 ($120,000  *  ($20,000 / $120,000))

          MGDB after Pro rata Withdrawal = $100,000 ($120,000 - $20,000)

          AV after Pro rata Withdrawal = $100,000 ($120,000 - $20,000)

ES II - 126033

                                       F2

--------------------------------------------------------------------------------
APPENDIX G
--------------------------------------------------------------------------------

              DEATH BENEFITS FOR CATEGORY PRE-2001 CONTRACT OWNERS

The purpose of this Appendix G is to describe the death benefit and mortality and expense charges applicable to contract owners in the Pre-2001 category. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A FULL DESCRIPTION OF YOUR DEATH BENEFIT OPTIONS AND OTHER CONTRACT FEATURES. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS. IF YOU ARE UNSURE OF WHICH CATEGORY APPLIES TO YOU, PLEASE CALL OUR CUSTOMER SERVICE CENTER.

DEATH BENEFIT

If you die before the annuity start date, we determine the death benefit as follows.

If you are age 67 or younger at the time of purchase, the death benefit is the greatest of:

     1)   the contract value;

     2) the total premium payments made under the Contract after subtracting any withdrawals;

     3)   the cash surrender value; or

     4) the highest contract value (plus subsequent premiums less subsequent withdrawals) determined on every contract anniversary on or before your death beginning with the 8th anniversary and ending on the last anniversary prior to you attaining age 76.

If you are between ages 68 and 75 at the time of purchase, the death benefit is the greatest of:

     1)   the contract value;

     2) the total premium payments made under the Contract after subtracting any withdrawals;

     3)   the cash surrender value; or

     4) the contract value (plus subsequent premiums less subsequent withdrawals) determined on the 8th contract anniversary but on or before your death.

If you are age 76 or older at the time of purchase, the death benefit is the greater of:

     1)   the contract value; or

     2)   the cash surrender value.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted.

MORTALITY AND EXPENSE RISK CHARGE

The mortality and expense risk charge and the asset-based administrative charge, on an annual basis, for Category Pre-Year 2001 contract owners are as follows:

ES II - 126033

                                       G1

          Mortality & Expense Risk Charge           1.25%
          Asset-Based Administrative Charge         0.15%
                                                    -----
             Total                                  1.40%

The mortality and expense risk charge is deducted each business day at the rate of .003857% for each day since the previous business day.

DEATH BENEFIT FOR EXCLUDED FUNDS

We will be designating certain investment portfolios as "Excluded Funds." Excluded Funds will include certain investment portfolios that, due to their volatility, will be excluded from the death benefit guarantees that might otherwise be provided. We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact your death benefit.

For the period of time, and to the extent, that you allocate premium or contract value to Excluded Funds, your death benefit attributable to that allocation will equal the contract value of that allocation. Any guarantee of death benefit in excess of contract value otherwise provided with regard to allocations to Non-Excluded Funds, does not apply to allocations to Excluded Funds. The death benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

Transfers from Excluded Funds to Non-Excluded funds will reduce all death benefit components for Excluded Funds on a pro rata basis. Except with respect to any maximum guaranteed death benefit, the resulting increase in the Non-Excluded Funds death benefit component will equal the lesser of the reduction in the death benefit for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed death benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed death benefit will equal the reduction in the maximum guaranteed death benefit for Excluded Funds.

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds death benefit components on a pro rata basis. The resulting increase in the death benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds death benefit components.

Adjustments for transfers involving both Excluded Funds and Special Funds will be calculated separately from adjustments for transfers involving Excluded Funds and Non-Special Funds, where applicable.

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APPENDIX H
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               DEATH BENEFITS FOR CATEGORY YR-2001 CONTRACT OWNERS

The purpose of this Appendix H is to describe the death benefits applicable to contract owners in the Yr-2001 category. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A FULL DESCRIPTION OF YOUR DEATH BENEFIT OPTIONS AND OTHER CONTRACT FEATURES. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS. IF YOU ARE UNSURE OF WHICH CATEGORY APPLIES TO YOU, PLEASE CALL OUR CUSTOMER SERVICE CENTER. AS USED IN THIS APPENDIX H, "NON-SPECIAL FUNDS" HAS THE SAME MEANING AS "COVERED FUNDS" IN THE PROSPECTUS.

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

     1)   the contract value; and

     2)   the cash surrender value.

The STANDARD DEATH BENEFIT equals the GREATEST of the Base Death Benefit, the floor, and the SUM of:

     1)   the contract value allocated to Special Funds; and

     2) the Standard Minimum Guaranteed Death Benefit for amounts allocated to Non-Special Funds.

The Standard Minimum Guaranteed Death Benefit equals:

     1) the initial premium payment allocated to Special and Non-Special Funds, respectively;

     2) increased by premium payments and adjusted for transfers, allocated to Special and Non-Special Funds, respectively, after issue; and

     3) reduced by a pro rata adjustment for any withdrawal or transfer taken from the Special and Non-Special Funds, respectively.

     In the event of transfers from Special to Non-Special funds, the increase in the Minimum Guaranteed Death Benefit of the Non-Special Fund will equal the lesser of the reduction in the Minimum Guaranteed Death Benefit in the Special Fund and the contract value transferred. In the event of transfers from Non-Special to Special Funds, the increase in the Minimum Guaranteed Death Benefit of the Special Fund will equal the reduction in the Minimum Guaranteed Death Benefit in the Non-Special Fund.

THE FLOOR FOR THE DEATH BENEFIT IS the total premium payments made under the Contract reduced by a pro-rata adjustment for any withdrawal.

ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit and the Enhanced Death Benefit option elected. For purposes of calculating the Enhanced Death Benefits, certain investment portfolios, and the Fixed Account are designated as "Special Funds." For Contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; the ING VP Bond Portfolio; the ING Core Bond Portfolio; the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account. For Contracts issued before May 1, 2003, the ING VP Bond Portfolio and the ING Core Bond Portfolio are not designated as Special Funds.

We may, with 30 days notice to you, designate any investment portfolio as a Special Fund on existing contracts with respect to new

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premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund may limit or reduce the enhanced death benefit.

For the period during which a portion of the contract value is allocated to a Special Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The 7% SOLUTION ENHANCED DEATH BENEFIT, equals the GREATEST of:

     1)   the Standard Death Benefit;

     2)   the floor; and

     3) the sum of the contract value allocated to Special Funds and the 7% Solution Minimum Guaranteed Death Benefit for Non-Special Funds.

The 7% Solution Minimum Guaranteed Death Benefit for Special and Non-Special Funds equals the lesser of:

     1) premiums, adjusted for withdrawals and transfers, accumulated at 7% until the earlier of attainment of age 80 or reaching the cap (equal to 3 times all premium payments, as reduced by adjustments for withdrawals) and thereafter at 0%, subject to a floor as described below, and

     2)   the cap.

Withdrawals of up to 7% per year of cumulative premiums are referred to as special withdrawals. Special withdrawals reduce the 7% Solution Minimum Guaranteed Death Benefit by the amount of contract value withdrawn. For any other withdrawals (withdrawals in excess of the amount available as a special withdrawal), a pro rata adjustment to the 7% Solution Minimum Guaranteed Death Benefit is made. The amount of the pro rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the 7% Solution Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before the withdrawal. The amount of the pro rata adjustment for withdrawals from Special Funds will equal (a) times (b) divided by (c): where (a) is the 7% Solution Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal. Please see Appendix F for examples of the pro rata withdrawal adjustment for withdrawals other than special withdrawals.

Transfers from Special to Non-Special Funds will reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap for Special Funds on a pro rata basis. The resulting increase in the 7% Solution Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the 7% Solution Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred. The increase in the cap for Non-Special Funds will equal the reduction in the cap for Special Funds.

Transfers from Non-Special to Special Funds will reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap in the Non-Special Funds on a pro rata basis. The resulting increase in the 7% Solution Minimum Guaranteed Death Benefit and the cap for the Special Funds will equal the reduction in the 7% Solution Minimum Guaranteed Death Benefit and the cap for the Non-Special Funds.

THE FLOOR FOR THE 7 % SOLUTION ENHANCED DEATH BENEFIT is determined by the same calculations described above for the 7% Solution Minimum Guaranteed Death Benefit except as follows: If you transfer contract value to a Special Fund, the minimum floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the 7% annual effective rate as described above, subject to the age limit and the cap described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals will reduce the floor as

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described for the minimum guaranteed death benefit above. Your death benefit will be the greater of the floor and the death benefit determined as described above.

The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the GREATEST of:

     1)   the Standard Death Benefit;

     2)   the floor; and

     3) the sum of the contract value allocated to Special Funds and the Annual Ratchet Minimum Guaranteed Death Benefit allocated to Non-Special Funds.

The Annual Ratchet Minimum Guaranteed Death Benefit equals:

     1) the initial premium allocated at issue to Special and Non-Special Funds, respectively;

     2) increased dollar for dollar by any premium allocated after issue to Special and Non-Special funds, respectively;

     3) for Non-Special Funds, adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Non-Special Funds, and transfers between Special and Non-Special Funds) and the current contract value allocated to Non-Special Funds;

     4) for Special Funds, adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Special Funds, and transfers between Special and Non-Special and Non-Special Funds) and the current contract value allocated to Special Funds.

Withdrawals reduce the Annual Ratchet Minimum Guaranteed Death Benefit on a pro rata basis, based on the amount withdrawn from the Special and Non-Special Funds, respectively. The amount of the pro rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before withdrawal. The amount of the pro rata adjustment for Special Funds will equal (a) times (b) divided by
(c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal.

Transfers from Special to Non-Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds on a pro rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred.

Transfers from Non-Special to Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds on a pro rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit for the Special Funds will equal the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit for the Non-Special Funds.

THE FLOOR FOR THE ANNUAL RATCHET ENHANCED DEATH BENEFIT is determined as described above for the Annual Ratchet Minimum Guaranteed Death Benefit except that all investments will be treated as Non-Special Funds.

The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit. Under this death benefit option, the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit.

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Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

DEATH BENEFIT FOR EXCLUDED FUNDS

We will be designating certain investment portfolios as "Excluded Funds." Excluded Funds will include certain investment portfolios that, due to their volatility, will be excluded from the death benefit guarantees that might otherwise be provided. We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact your death benefit.

For the period of time, and to the extent, that you allocate premium or contract value to Excluded Funds, your death benefit attributable to that allocation will equal the contract value of that allocation. Any guarantee of death benefit in excess of contract value otherwise provided with regard to allocations to Non-Excluded Funds, does not apply to allocations to Excluded Funds. The death benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

Transfers from Excluded Funds to Non-Excluded funds will reduce all death benefit components for Excluded Funds on a pro rata basis. Except with respect to any maximum guaranteed death benefit, the resulting increase in the Non-Excluded Funds death benefit component will equal the lesser of the reduction in the death benefit for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed death benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed death benefit will equal the reduction in the maximum guaranteed death benefit for Excluded Funds.

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds death benefit components on a pro rata basis. The resulting increase in the death benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds death benefit components.

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APPENDIX I
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                DEATH BENEFITS FOR CATEGORY MAY-2002 AND YR-2003
                                 CONTRACT OWNERS

The purpose of this Appendix I is to describe the death benefits applicable to contract owners in the May-2002 and Yr-2003 Categories. Other than as specified below, please see the prospectus for a full description of your death benefit options and other Contract features. Capitalized terms have the same meaning as described in the prospectus. If you are unsure of which Category applies to you, please call our Customer Service Center.

The following enhanced death benefit option was available when you purchased your Contract:

The DEFERRED RATCHET ENHANCED DEATH BENEFIT equals the greater of:

     1)   the Standard Death Benefit; and

     2) the Deferred Ratchet Minimum Guaranteed Death Benefit ("Deferred Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds.

          No funds are currently designated as Excluded Funds for purposes of the Deferred Ratchet MGDB.

The Deferred Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each "eligible contract anniversary," as defined below, which occurs on or prior to attainment of age 85, the Deferred Ratchet MGDB in Covered Funds will be set to the greater of:

     o the current contract value in Covered Funds (after deductions occurring as of that date); or

     o the Deferred Ratchet MGDB in Covered Funds from the prior eligible contract anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

Eligible contract anniversary means:

     o for issue ages 0-76, the 8th contract anniversary, and each contract anniversary thereafter until the contract owner reaches the attained age of 85;

     o    for issues ages 77 and older, the 8th contract anniversary only.

Other than on eligible contract anniversaries, the Deferred Ratchet MGDB in the Covered Funds is equal to the Deferred Ratchet MGDB in the Covered Funds from the last eligible contract anniversary, adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

The Deferred Ratchet MGDB allocated to Excluded Funds is equal to the Deferred Ratchet MGDB in the Excluded Funds from the last eligible contract anniversary, adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers. This calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On each eligible contract anniversary that occurs on or prior to attainment of age 85, the Deferred Ratchet MGDB in Excluded Funds will be set to the greater of:

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     o the current contract value in Excluded Funds (after deductions occurring as of that date); or

     o the Deferred Ratchet MGDB in the Excluded Funds from the prior eligible contract anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on eligible contract anniversaries, the Deferred Ratchet MGDB in the Excluded Funds is equal to the Deferred Ratchet MGDB in the Excluded Funds from the last eligible contract anniversary, adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Deferred Ratchet MGDB on a pro rata basis. The pro rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall Deferred Ratchet MGDB, but do affect the amount of the Deferred Ratchet MGDB in a particular Fund category. Net transfers from among the Funds will reduce the Deferred Ratchet MGDB in the Funds on a pro rata basis.

CHANGE OF CONTRACT OWNER OR BENEFICIARY

For the Deferred Ratchet Death Benefit, if the new owner is age 76 or under on the date that ownership changes, the minimum guaranteed death benefit will continue, and the annual ratchet will stop upon the new owner attaining age 85. If the new owner is age 77 or older on the date of the ownership change (but less than age 86), and the contract has not reached the 8th anniversary, the deferred ratchet will apply upon the 8th anniversary; if the contract is beyond the 8th anniversary, there will be no further ratchets.

MORTALITY AND EXPENSE RISK CHARGE

The mortality and expense risk charge for the Deferred Ratchet Enhanced Death Benefit is 1.30% of the assets you have in each subaccount. The mortality and expense risk charge is deducted each business day at the rate of .003585%.

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APPENDIX J
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               OPTIONAL RIDER BENEFITS FOR YR-2001 CONTRACT OWNERS

The following is a description of the optional rider benefits for Yr-2001 contract owners who elected an optional rider benefit. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF YOUR OPTIONAL RIDER BENEFITS. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS.

OPTIONAL RIDER CHARGES

     MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The quarterly charge for the MGAB rider is as follows:

          ----------------------------------------------------------------------
          Waiting Period      Quarterly Charge
          ----------------------------------------------------------------------
          10 Year             0.125% of the MGAB Charge Base (0.50% annually)
          ----------------------------------------------------------------------
          20 Year             0.125% of the MGAB Charge Base (0.50% annually)
          ----------------------------------------------------------------------

The MGAB Charge Base is the total of (i) the MGAB Base on the rider date and
(ii) premiums during the 2-year period commencing on the rider date, reduced pro rata for withdrawals and reduced for transfers made within the last 3 years prior to the MGAB Benefit Date. We will deduct charges only during your ten-year or twenty-year waiting period, as applicable. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and MGAB Charge Base immediately prior to the surrender or annuitization. The MGAB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

     MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The quarterly charge for the MGIB rider is as follows:

          ----------------------------------------------------------------------
          MGIB Rate           Quarterly Charge
          ----------------------------------------------------------------------
          7%                  0.125% of the MGIB Charge Base (0.50% annually)
          ----------------------------------------------------------------------

The MGIB Charge Base is the total of premiums paid more than 5 years before the earliest MGIB Benefit Date, reduced pro rata for all withdrawals taken while the MGIB rider is in effect, and accumulated at the MGIB Rate (7%) to the earlier of age 80 and reaching the MGIB Base Maximum. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and your MGIB Charge Base immediately prior to the surrender or annuitization. The MGIB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The quarterly charge for the MGWB rider is 0.125% (0.50% annually) of the original MGWB Eligible Payment Amount. The original MGWB Eligible Payment Amount is equal to all premiums paid during the first two contract years following the rider date. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and your original MGWB Eligible Payment Amount immediately prior to the surrender or annuitization.

                                       J1

OPTIONAL RIDER BENEFITS

MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB) RIDER. The MGAB rider is an optional benefit which provides you with an MGAB benefit intended to guarantee a minimum contract value at the end of a specified waiting period. The MGAB is a one-time adjustment to your contract value in the event your contract value on the MGAB Benefit Date is less than a specified amount. The MGAB rider may offer you protection in the event your Contract loses value during the MGAB waiting period. For discussion of the charges we deduct under the MGAB rider, see "Optional Rider Charges."

The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. The ten-year option has a waiting period of ten years and, other than for allocations to Special Funds, guarantees that your contract value at the end of ten years will at least equal your initial premium payment, reduced pro-rata for withdrawals. Transfers made within 3 years prior to the MGAB Benefit Date will also reduce the benefit pro-rata. The twenty-year option has a waiting period of twenty years and, other than allocations to Special Funds, guarantees that your contract value at the end of twenty years will at least equal two times your initial premium payment, reduced pro-rata for withdrawals and reduced for transfers made within 3 years prior to the MGAB Benefit Date. If you add the 20 year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special Funds, may prevent the MGAB Base from doubling over the waiting period. On the MGAB Benefit Date, which is the next business day after the applicable waiting period, we calculate your Minimum Guaranteed Accumulation Benefit.

     CALCULATING THE MGAB. We calculate your MGAB as follows:

     1. WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

          The MGAB Base is tracked separately for Special and Non-Special Funds, based on the initial allocation of premium (or contract value), subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The aggregate MGAB Base is used to determine the MGAB on the MGAB Benefit Date. THE AGGREGATE MGAB BASE EQUALS THE SUM OF (1) THE LESSER OF THE MGAB BASE ALLOCATED TO SPECIAL FUNDS AND THE CONTRACT VALUE IN THE SPECIAL FUNDS; AND (2) THE MGAB BASE FOR NON-SPECIAL FUNDS. THUS, INVESTING IN THE SPECIAL FUNDS MAY LIMIT THE MGAB BENEFIT. HOWEVER, THE MGAB BASE IS ALSO SUBJECT TO A "FLOOR" WHICH MAY PARTIALLY OFFSET THE EFFECTS OF INVESTING IN SPECIAL FUNDS.

          If you purchased the MGAB rider on the contract date, and

          (i) elected the ten-year option, your MGAB Base for Special and Non-Special Funds is equal to your initial premium plus any additional premium added to your Contract during the 2-year period after your rider date, reduced pro-rata for any withdrawals and any transfers made within 3 years prior to the MGAB Benefit Date; or

          (ii) elected the twenty-year option your MGAB Base for Special and Non-Special Funds is equal to your initial premium, plus any additional premium added to your Contract during the 2-year period after your contract date, accumulated at the MGAB Rate reduced pro-rata for any withdrawals and reduced for any transfers made within 3 years prior to the MGAB Benefit Date. The MGAB Rate is the annual effective rate of 3.5265%. Accumulation of eligible additional premiums starts on the date the premium was received.

          If you purchased the MGAB rider after the contract date, your MGAB Base is equal to your contract value on the rider date, plus premiums added during the 2-year period after your rider date, accumulated at the MGAB Rate (if applicable, as described above) and adjusted pro-rata for withdrawals and transfers as described below.

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          Only premiums added to your Contract during the 2-year period after your rider date are included in the MGAB Base. Any additional premium payments you added to your contract after the second rider anniversary are not included in the MGAB Base. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

          Withdrawals taken while the MGAB rider is in effect, as well as transfers made within 3 years prior to the MGAB Benefit Date, will reduce the value of your MGAB Base pro rata. This means that the MGAB Base (and the MGAB Charge Base) will be reduced by the same percent as the percent of contract value that was withdrawn (or transferred). We will look to your contract value immediately before the withdrawal or transfer when we determine this percent.

          Net transfers from Special Funds to Non-Special Funds will reduce the MGAB Base and MGAB Charge Base allocated to Special Funds on a pro rata basis. If the transfer is made more than 3 years before the Benefit Date, there will be a corresponding increase in the MGAB Base for Non-Special Funds equal to the lesser of the reduction in the MGAB Base for Special Funds and the net contract value transferred.

          Net transfers from Non-Special Funds to Special Funds will reduce the MGAB Base and MGAB Charge Base allocated to Non-Special Funds on a pro rata basis. If the transfer is made more than 3 years before the Benefit Date, there will be a corresponding increase in the MGAB Base for Special Funds equal to the reduction in the MGAB Base for Non-Special Funds.

     2. THEN WE DETERMINE THE FLOOR. The floor will be calculated in the same manner as the MGAB Base described above, except as follows: For the ten-year option, all investments will be treated as Non-Special Funds. For the twenty-year option, if you transfer contract value to a Special Fund more than 3 years before the Benefit Date, the floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the MGAB Rate described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals and other transfers will reduce the floor as described for the MGAB Base above.

     3. WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB BENEFIT DATE FROM THE GREATER OF THE FLOOR AND YOUR AGGREGATE MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

     4. ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it to the subaccounts in which you are invested pro-rata based on the proportions of your then contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Benefit Date, we will allocate the MGAB to the Liquid Assets subaccount on your behalf. After the crediting of the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

     PURCHASE. To purchase the MGAB rider, you must be age 80 or younger on the rider date if you choose the ten-year option and age 65 or younger on the rider date if you choose the twenty-year option. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

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     THE MGAB BENEFIT DATE. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Benefit Date is your 10th contract anniversary for the ten-year option or 20th contract anniversary for the twenty-year option. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Benefit Date will be the first contract anniversary occurring after 10 years (for the ten-year option) or 20 years (for the twenty-year option) after the rider date. The MGAB rider is not available if the MGAB Benefit Date would fall beyond the latest annuity start date.

     CANCELLATION. If you elected the twenty-year option, you have a one-time right to cancel the MGAB rider on your first contract anniversary that is at least 10 years after the rider date. If you purchased the MGAB rider during the 30-day period following the contract date, your one-time right to cancel the rider occurs on the tenth anniversary of your contract date. To cancel, you need to send written notice to our Customer Service Center at least 30 days before such anniversary date. If the MGAB rider is terminated before the MGAB Benefit Date, you will not be credited with the MGAB and we assess the pro-rata portion of the MGAB rider changes for the current quarter.

     NOTIFICATION. Any crediting of the MGAB will be reported in your first quarterly statement following the MGAB Benefit Date.

MINIMUM GUARANTEED INCOME BENEFIT (MGIB) RIDER. The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Benefit Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to the Special Funds, the MGIB Rate, the adjustment for Special Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds may limit the MGIB benefit. However, the MGIB Benefit Base is also subject to a "floor" which may partially offset the effects of investing in Special Funds. For a discussion of the charges we deduct under the MGIB rider, see "Optional Rider Charges." Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greatest of:

          (i) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the Golden American Fixed Account prospectus) on the MGIB Benefit Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

          (ii) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the Golden American Fixed Account prospectus) on the MGIB Benefit Date applied to the then current income factors in effect for the annuity option you selected; and

          (iii)the MGIB annuity income based on the greater of the floor and your MGIB Benefit Base on the MGIB Benefit Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust both the floor and the MGIB Benefit Base for any premium tax recovery and Market Value Adjustment (see the Golden American Fixed Account prospectus) that would otherwise apply at annuitization.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Benefit Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Benefit Date.

     DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

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     1. WE FIRST DETERMINE YOUR MGIB BENEFIT BASE. The MGIB Benefit Base is only a calculation used to determine the MGIB. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum. The MGIB Base is tracked separately for Special and Non-Special Funds, based on initial allocation of eligible premium (or contract value) and subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The MGIB Benefit Base equals the sum of
          (1) the contract value of Special Funds, and (2) the MGIB Base for Non-Special Funds.

          The MGIB Base is equal to the lesser of (i) and (ii) where:

          (a) is your initial premium (or contract value on the rider date if you purchased the MGIB rider after the contract date), plus any eligible additional premiums added to your Contract, reduced pro-rata by all withdrawals taken while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Base reaching the MGIB Base Maximum, and at 0% thereafter; and

          (b) is the MGIB Base Maximum, which equals 200% of allocated eligible premiums, adjusted for withdrawals and transfers.

          Eligible additional premium payments are those added more than 5 years before the earliest MGIB Benefit Date and are included in the MGIB Base. Premiums paid after that are excluded from the MGIB Base.

          Net transfers from Special Funds to Non-Special Funds will reduce the MGIB Base and MGIB Base Maximum allocated to Special Funds on a pro rata basis. The resulting increase in the MGIB Base for Non-Special Funds will equal the lesser of the reduction in the MGIB Base for Special Funds and the net contract value transferred. The increase in the MGIB Base Maximum for Non-Special Funds equals the reduction in the MGIB Base Maximum for Special Funds.

          Net transfers from Non-Special Funds to Special Funds will reduce the MGIB Base and MGIB Base Maximum allocated to Non-Special Funds on a pro rata basis. The resulting increase in the MGIB Base and the MGIB Base Maximum for Special Funds equals the reduction in the MGIB Base and MGIB Base Maximum for Non-Special Funds. Transfers to one or more Special Funds could reduce the MGIB Benefit.

          The MGIB Rate is currently 7%. The Company may at its discretion discontinue offering this rate. The MGIB Rate is an annual effective rate.

     2. WE THEN DETERMINE THE FLOOR. The floor will be calculated in the same manner as the MGIB Base described above, except as follows: If you transfer contract value to a Special Fund, the floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the MGIB Rate described above, subject to the age limit and the Maximum described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals will reduce the floor as described for the MGIB Base above.

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     3. THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING THE GREATER OF THE MINIMUM FLOOR AND YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT AND PREMIUM TAXES) BY THE APPLICABLE INCOME FACTOR, AND THEN DIVIDING BY $1,000.

          The MGIB Income Options are available under the MGIB Rider:

          (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

          (ii) Income for a 20-30 Year Period Certain; or

          (iii)Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

     On the MGIB Benefit Date, we would apply the greater of the floor and the MGIB Benefit Base under the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

     Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

     PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before the MGIB rider can be exercised.

     THE MGIB BENEFIT DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Benefit Date is the contract anniversary next following or is incident with exercise of your option to annuitize after a ten-year waiting period from the contract date. If you added the MGIB rider at any other time, your MGIB Benefit Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuities under the MGIB rider.

     NO CHANGE OF ANNUITANT. Once the MGIB rider is purchased, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

     NOTIFICATION. On or about 30 days prior to the MGIB Benefit Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise. The actual amount of the MGIB annuity benefit will be determined as of the MGIB Benefit Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN THE MORE FAVORABLE STREAM OF INCOME PAYMENTS UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

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MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB) RIDER. The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments equal to all premium payments paid during the first two contract years (Eligible Payment Amount) adjusted for any prior withdrawals. To maintain this guarantee, withdrawals in any contract year may not exceed 7% of your adjusted Eligible Payment Amount. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. For a discussion of the charges we deduct under the MGWB rider, see "Optional Rider Charges." Your original Eligible Payment Amount depends on when you purchase the MGWB rider and is:

          (i) if you purchased the MGWB rider on the contract date, your premium payments received during the first two contract years; or

          (ii) if you purchased the MGWB rider after the contract date, your contract value on the rider date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the rider date.

     THE MGWB WITHDRAWAL ACCOUNT. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount, tracked separately for Special and Non-Special Funds, adjusted for any withdrawals and transfers between Special and Non-Special Funds. THE MGWB WITHDRAWAL ACCOUNT EQUALS THE SUM OF (A) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO NON-SPECIAL FUNDS, AND (B) THE LESSER OF (1) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO SPECIAL FUNDS AND (2) THE CONTRACT VALUE IN THE SPECIAL FUNDS. THUS, INVESTING IN THE SPECIAL FUNDS MAY LIMIT THE MGWB WITHDRAWAL ACCOUNT. However, the MGWB Withdrawal Account is also subject to a "floor" which may partially offset the effects of investing in Special Funds.

Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal for Non-Special Funds and pro rata for Special Funds, based on the source of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in the MGWB Withdrawal Account of the Special and Non-Special Funds by the proportion that the withdrawal bears to the Contract Value of the Special and Non-Special Funds, respectively, at the time of the withdrawal. If a single withdrawal involves both Special and Non-Special Funds and causes the 7% to be exceeded, the withdrawal will be treated as taken first from Non-Special Funds. Any withdrawals greater than 7% per year of the Eligible Payment Amount will also cause a reduction in the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB Withdrawal Account is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero. If the MGWB Withdrawal Account is greater than the floor and a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Special Funds to Non-Special Funds will reduce the MGWB Withdrawal Account allocated to Special Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Non-Special Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Special Funds and the net contract value transferred.

Net transfers from Non-Special Funds to Special Funds will reduce the MGWB Withdrawal Account allocated to Non-Special Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Special Funds equals the reduction in the MGWB Withdrawal Account for Non-Special Funds.

     THE FLOOR FOR YOUR MGWB WITHDRAWAL ACCOUNT is equal to the Eligible Payment Amount adjusted for any withdrawals. Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the floor by the dollar amount of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in the floor for the MGWB Withdrawal Account and the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

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The floor is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero.

     If the floor is greater than the MGWB Withdrawal Account and a withdrawal reduces the floor to zero, the MGWB rider terminates and no further benefits are payable under the rider.

     GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." Making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider, will remain in force, and you may continue to make withdrawals so long as:

          (i)  your contract value is greater than zero;

          (ii) your MGWB Withdrawal Account or the floor is greater than zero;

          (iii) your latest allowable annuity start date has not been reached;

          (iv) you have not elected to annuitize your Contract; and

          (v) you have not died (unless your spouse has elected to continue the contract), changed the ownership of the Contract or surrendered the Contract.

     The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

     AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero your Contract is given what we refer to as Automatic Periodic Benefit Status if the following conditions exist:

          (i)  your MGWB Withdrawal Account or the floor is greater than zero;

          (ii) your latest allowable annuity start date has not been reached;

          (iii) you have not elected to annuitize your Contract; and

          (iv) you have not died, changed the ownership of the Contract or surrendered the Contract.

     Once your Contract is given Automatic Periodic Benefit Status, the greater of the floor and the MGWB Withdrawal Account will be treated as the MGWB Withdrawal Account to determine any rider benefits. We will pay you the annual MGWB periodic payments, beginning on the next contract anniversary equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount until the earliest of (i) your contract's latest annuity start date, (ii) the death of the owner; or (iii) until your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status (that is, your contract value is zero), we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, and (ii) payment of the Commuted Value (defined below) or (iii) the owner's death has occurred.

     On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for period(s) applicable to the remaining payments. Once the last MGWB periodic payment is made or we pay you the Commuted Value, your Contract and the MGWB rider terminate.

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     DEATH BENEFIT DURING AUTOMATIC PERIODIC BENEFIT STATUS. If you have never withdrawn more than 7% per year of the Eligible Payment Amount and you elected the 7% Solution Enhanced Death Benefit in your Contract (or you elected the Max 7 Enhanced Death Benefit resulting in the 7% Solution Enhanced Death Benefit as the actual benefit), the death benefit otherwise payable under the terms of your Contract will remain in force during any Automatic Periodic Benefit Status. In determining the amount of the death benefit during the Automatic Periodic Benefit Status, we deem your contract value to be zero and treat the MGWB periodic payments as withdrawals. In all other cases, the death benefit payable during Automatic Periodic Benefit Status is the greater of the floor and your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments. If you elected the Max 7 Enhanced Death Benefit, then the 7% Solution and the Annual Ratchet components shall each be calculated as if each were the elected death benefit option.

     PURCHASE. To purchase the MGWB rider, your must be age 80 or younger on the rider date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval whichever is later.

EXCLUDED FUNDS

We may be designating certain investment portfolios as "Excluded Funds." We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact the benefit under any optional rider that you have elected. If you never invest in Excluded Funds, your rider benefits will be unaffected.

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APPENDIX K
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              OPTIONAL RIDER BENEFITS FOR MAY-2002 CONTRACT OWNERS

The following is a description of the optional rider benefits for May-2002 contract owners who elected an optional rider benefit. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF YOUR OPTIONAL RIDER BENEFITS. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS.

OPTIONAL RIDER CHARGES

     MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The quarterly charge for the MGAB rider is as follows:

          ----------------------------------------------------------------------
          Waiting Period      Quarterly Charge
          ----------------------------------------------------------------------
          10 Year             0.125% of the MGAB Charge Base (0.50% annually)
          ----------------------------------------------------------------------
          20 Year             0.125% of the MGAB Charge Base (0.50% annually)
          ----------------------------------------------------------------------

The MGAB Charge Base is the total of (i) the MGAB Base on the rider date and
(ii) premiums during the 2-year period commencing on the rider date, reduced pro rata for withdrawals and reduced for transfers made within the last 3 years prior to the MGAB Benefit Date. We will deduct charges only during your ten-year or twenty-year waiting period, as applicable. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and MGAB Charge Base immediately prior to the surrender or annuitization. The MGAB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

     MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The quarterly charge for the MGIB rider is as follows:

          ----------------------------------------------------------------------
          MGIB Rate           Quarterly Charge
          ----------------------------------------------------------------------
          7%                  0.125% of the MGIB Charge Base (0.50% annually)
          ----------------------------------------------------------------------

The MGIB Charge Base is the total of premiums paid more than 5 years before the earliest MGIB Benefit Date, reduced pro rata for all withdrawals taken while the MGIB rider is in effect, and accumulated at the MGIB Rate (7%) to the earlier of age 80 and reaching the MGIB Base Maximum. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and your MGIB Charge Base immediately prior to the surrender or annuitization. The MGIB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The quarterly charge for the MGWB rider is 0.125% (0.50% annually) of the original MGWB Eligible Payment Amount. The original MGWB Eligible Payment Amount is equal to all premiums paid during the first two contract years following the rider date. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and your original MGWB Eligible Payment Amount immediately prior to the surrender or annuitization.

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OPTIONAL RIDER BENEFITS

Please see the prospectus for a description of the Minimum Guaranteed Withdrawal Benefit and Minimum Guaranteed Accumulation Benefit.

MINIMUM GUARANTEED INCOME BENEFIT (MGIB) RIDER. The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Benefit Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds or Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB benefit. For Contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; the ING VP Bond Portfolio; the ING Core Bond Portfolio; the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account. For Contracts issued before May 1, 2003, the ING VP Bond Portfolio and the ING Core Bond Portfolio are not designated as Special Funds.

For a discussion of the charges we deduct under the MGIB rider, see "Optional Rider Charges."

Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greatest of:

     (i) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the Golden American Fixed Account prospectus) on the MGIB Benefit Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

     (ii) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the Golden American Fixed Account prospectus) on the MGIB Benefit Date applied to the then current income factors in effect for the annuity option you selected; and

     (iii)the MGIB annuity income based on your MGIB Benefit Base on the MGIB Benefit Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Benefit Base for any premium tax recovery and Market Value Adjustment (see the Golden American Fixed Account prospectus) that would otherwise apply at annuitization.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Benefit Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Benefit Date.

     DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

     1. WE FIRST DETERMINE YOUR MGIB BENEFIT BASE. The MGIB Benefit Base is only a calculation used to determine the MGIB. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

          The MGIB Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value) and subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The MGIB Benefit Base equals the lesser of (a) and (b) where:

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               a)   is the Maximum MGIB Base; and

               b)   is the sum of:

                    1)   the MGIB Base allocated to Covered Funds;

                    2)   the MGIB Base allocated to Special Funds; and

                    3)   the contract value allocated to Excluded Funds.

          The Maximum MGIB Base is 200% of eligible premiums, adjusted pro-rata for withdrawals. The Maximum MGIB Base is not allocated by Fund category.

          The MGIB Base allocated to Covered Funds equals the eligible premiums allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Base reaching the Maximum MGIB Base, and at 0% thereafter.

          The MGIB Base allocated to Special Funds equals the eligible premiums allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. THERE IS NO ACCUMULATION OF MGIB BASE ALLOCATED TO SPECIAL FUNDS.

          The MGIB Base allocated to Excluded Funds equals the eligible premiums allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Base reaching the Maximum MGIB Base, and at 0% thereafter. THE MGIB BASE ALLOCATED TO EXCLUDED FUNDS IS USED ONLY FOR TRANSFER ADJUSTMENTS AND RIDER CHARGES. IT IS NOT USED TO DETERMINE BENEFITS.

          Eligible premiums are those added more than 5 years before the earliest MGIB Benefit Date. Premiums paid after that are excluded from the MGIB Base.

          The MGIB Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rate is an annual effective rate.

          Withdrawals reduce the MGIB Base on a pro-rata basis. The percentage reduction in the MGIB Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the MGIB Base in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the MGIB Base in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal.

          Net transfers from Covered Funds will reduce the MGIB Base allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Base allocated to Covered Funds.

          Net transfers from Special Funds will reduce the MGIB Base allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Covered or Excluded Funds, as applicable, will equal the reduction in the MGIB Base allocated to Special Funds.

          Net transfers from Excluded Funds will reduce the MGIB Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Covered or Special Funds, as applicable, will equal the lesser of the net contract value transferred and the change in the MGIB Base allocated to Excluded Funds.

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     2. THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT AND PREMIUM TAXES) BY THE APPLICABLE INCOME FACTOR, AND THEN DIVIDING BY $1,000.

          The MGIB Income Options are available under the MGIB Rider:

     (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

     (ii) Income for a 20-30 Year Period Certain; or

     (iii)Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

     On the MGIB Benefit Date, we would apply the MGIB Benefit Base under the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

     Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

     PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before you can annuitize under the MGIB rider.

     THE MGIB BENEFIT DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Benefit Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Benefit Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

     NO CHANGE OF ANNUITANT. Once the MGIB rider is purchased, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

     NOTIFICATION. On or about 30 days prior to the MGIB Benefit Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise. The actual amount of the MGIB annuity benefit will be determined as of the MGIB Benefit Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN THE MORE FAVORABLE STREAM OF INCOME PAYMENTS, AND DIFFERENT TAX CONSEQUENCES, UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

ES II - 126033

                                       K4

                                   ING [LOGO]


                     GOLDEN AMERICAN LIFE INSURANCE COMPANY

Golden American Life Insurance Company is a stock company domiciled in Delaware.
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ES II - 126033                                                        05/01/2003

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GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS

                           GOLDENSELECT GENERATIONS(R)
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                                                                     MAY 1, 2003

     This prospectus describes GoldenSelect Generations, a group and individual deferred combination variable annuity contract (the "Contract") offered by Golden American Life Insurance Company ("Golden American," the "Company," "we," "us" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

     The Contract provides a means for you to invest your premium payments in one or more mutual fund investment portfolios. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. The investment portfolios available under your Contract and the portfolio managers are listed on the next page.

     You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

     REPLACING AN EXISTING ANNUITY WITH THE CONTRACT MAY NOT BE BENEFICIAL TO YOU. YOUR EXISTING ANNUITY MAY BE SUBJECT TO FEES OR PENALTIES ON SURRENDER, AND THE CONTRACT MAY HAVE NEW CHARGES.

     This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated May 1, 2003, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN ANY SUBACCOUNT THROUGH A TRUST OR FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY ANY BANK OR BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

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     THE INVESTMENT PORTFOLIOS AND THE MANAGERS ARE LISTED ON THE NEXT PAGE.
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Generations - 126034

The investment portfolios available under your Contract and the portfolio managers are:

A I M ADVISORS, INC.
  AIM V.I. Dent Demographic Trends Fund (Class II)

A I M CAPITAL MANAGEMENT, INC.
  ING AIM Mid Cap Growth Portfolio (Class S) (1)

ALLIANCE CAPITAL MANAGEMENT L.P.
  ING Alliance Mid Cap Growth Portfolio (Class S) (1)

BARING INTERNATIONAL INVESTMENT LIMITED
  ING Developing World Portfolio (Class S) (1)
  ING Hard Assets Portfolio (Class S) (1)

CAPITAL GUARDIAN TRUST COMPANY
  ING Capital Guardian Large Cap Value Portfolio (Class S) (1)
  ING Capital Guardian Managed Global Portfolio (Class S) (1)
  ING Capital Guardian Small Cap Portfolio (Class S) (1)

COLUMBIA MANAGEMENT ADVISERS, INC.
  Colonial Small Cap Value Fund (Class B)

EAGLE ASSET MANAGEMENT, INC.
  ING Eagle Asset Value Equity Portfolio (Class S) (1)

FIDELITY(R) MANAGEMENT & RESEARCH CO.
  Fidelity(R)VIP Growth Portfolio (Class S2)
  Fidelity(R)VIP Equity-Income Portfolio (Class S2)
  ING FMR/SM/ Diversified Mid Cap Portfolio (Class S) (1)

GOLDMAN SACHS ASSET MANAGEMENT, L.P.
  ING Goldman Sachs Internet TollkeeperSM Portfolio (Class S) (1)  (2)

ING INVESTMENT MANAGEMENT, LLC
  ING Limited Maturity Bond Portfolio (Class S) (1)
  ING Liquid Assets Portfolio (Class S) (1)

ING INVESTMENTS, LLC
  ING International Portfolio (Class S) (1)
  ING VP Bond Portfolio (Class S)
  ING VP Growth Opportunities Portfolio (Service Class)
  ING VP Index Plus LargeCap Portfolio (Class S)
  ING VP MagnaCap Portfolio (Service Class)
  ING VP SmallCap Opportunities Portfolio (Service Class)
  ING VP Worldwide Growth Portfolio (Service Class)

INVESCO FUNDS GROUP, INC.
  INVESCO VIF -- Financial Services Fund
  INVESCO VIF -- Health Sciences Fund
  INVESCO VIF -- Leisure Fund
  INVESCO VIF -- Utilities Fund

J.P. MORGAN FLEMING ASSET MANAGEMENT (LONDON) LTD.
  ING JPMorgan Fleming International Enhanced EAFE Portfolio (Class S) (1)

J.P. MORGAN FLEMING ASSET MANAGEMENT (USA) INC.
  ING JPMorgan Fleming Small Cap Equity Portfolio (Class S) (1)

JANUS CAPITAL MANAGEMENT LLC
  ING Janus Growth and Income Portfolio (Class S) (1)
  ING Janus Special Equity Portfolio (Class S) (1)

JENNISON ASSOCIATES LLC
  ING Jennison Equity Opportunities Portfolio (Class S) (1)
  Jennison Portfolio (Class II) (3)
  SP Jennison International Growth Portfolio (Class II) (3)

MARSICO CAPITAL MANAGEMENT, LLC
  ING Marsico Growth Portfolio (Class S) (1)

MASSACHUSETTS FINANCIAL SERVICES COMPANY
  ING MFS Mid Cap Growth Portfolio (Class S) (1)
  ING MFS Research Portfolio (Class S) (1)
  ING MFS Total Return Portfolio (Class S) (1)

MERCURY ADVISORS
  ING Mercury Focus Value Portfolio (Class S) (1)
  ING Mercury Fundamental Growth Portfolio (Class S) (1)

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
  ING PIMCO Core Bond Portfolio (Class S) (1)
  PIMCO High Yield Portfolio

PIONEER INVESTMENT MANAGEMENT, INC.
  Pioneer Fund VCT Portfolio (Class II)
  Pioneer Mid-Cap Value VCT Portfolio (Class II)

PROFUND ADVISORS LLC
  ProFund VP Bull
  ProFund VP Small-Cap
  ProFund VP Europe 30

SALOMON BROTHERS ASSET MANAGEMENT, INC.
  ING Salomon Brothers All Cap Portfolio (Class S) (1)
  ING Salomon Brothers Investors Portfolio (Class S) (1)

T. ROWE PRICE ASSOCIATES, INC.
  ING T. Rowe Price Equity Income Portfolio (Class S) (1)
  ING T. Rowe Price Capital Appreciation  Portfolio (Class S) (1)

UBS GLOBAL ASSET MANAGEMENT
  ING UBS US Balanced Portfolio (Class S) (1)

VAN KAMPEN
  ING Van Kampen Equity Growth Portfolio (Class S) (1)
  ING Van Kampen Global Franchise Portfolio (Class S) (1)
  ING Van Kampen Real Estate Portfolio (Class S) (1)
  ING Van Kampen Growth and Income Portfolio (Class S) (1)

(1) The investment adviser for this portfolio is Directed Services, Inc. The portfolio manager listed is the sub-adviser. Directed Services, Inc. is an affiliated Company of ING Groep, N.V. Effective May 1, 2003 this fund has changed its name to the name listed above. See Appendix B for a complete list of former and current fund names.

(2)  Internet TollkeeperSM Series is a service mark of Goldman, Sachs & Co.

(3) The investment adviser for this portfolio is Prudential Investments LLC. The portfolio manager listed is the sub-adviser.

The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account B. We refer to the divisions as "subaccounts" and the money you place in the Fixed Account's guaranteed interest periods as "Fixed Interest Allocations" in this prospectus.

Generations - 126034

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TABLE OF CONTENTS
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                                                     PAGE

Index of Special Terms..............................  ii
Fees and Expenses...................................   2
Condensed Financial Information.....................   6
  Accumulation Unit.................................   6
  The Net Investment Factor.........................   6
  Performance Information...........................   7
  Financial Statements..............................   7
Golden American Life Insurance Company..............   8
Golden American Separate Account B..................   8
The Trusts and Funds................................   8
Covered Funds, Special Funds and Excluded
  Funds  ...........................................  10
Charges and Fees....................................  10
  Charge Deduction Subaccount.......................  11
  Charges Deducted from the Contract Value..........  11
      Surrender Charge..............................  11
      Waiver of Surrender Charge for Extended
         Medical Care...............................  11
      Free Withdrawal Amount........................  11
      Surrender Charge for Excess Withdrawals.......  11
      Premium Taxes.................................  12
      Administrative Charge.........................  12
      Transfer Charge...............................  12
  Charges Deducted from the Subaccounts.............  12
      Mortality and Expense Risk Charge.............  12
      Asset-Based Administrative Charge.............  12
      Earnings Multiplier Benefit Charge............  12
      Optional Rider Charges........................  13
  Trust and Fund Expenses...........................  13
The Annuity Contract................................  14
  Contract Date and Contract Year ..................  14
  Contract Owner....................................  14
  Annuity Start Date................................  15
  Annuitant.........................................  15
  Beneficiary.......................................  15
  Purchase and Availability of the Contract.........  16
  Crediting of Premium Payments.....................  17
  Administrative Procedures.........................  18
  Contract Value....................................  18
  Cash Surrender Value..............................  18
  Addition, Deletion or Substitution of
      Subaccounts and Other Changes.................  19
  The Fixed Account.................................  19
Optional Riders.....................................  19
  Rider Date........................................  20
  No Cancellation...................................  20
  Termination.......................................  20
  Minimum Guaranteed Accumulation
      Benefit Rider.................................  20
  Minimum Guaranteed Income Benefit Rider...........  22
  Minimum Guaranteed Withdrawal
      Benefit Rider.................................  25
  Other Contracts...................................  27
Withdrawals.........................................  30
Transfers Among Your Investments....................  33
Death Benefit Choices...............................  36
  Death Benefit During the Accumulation Phase.......  36
      Standard Death Benefit........................  36
      Enhanced Death Benefit Options................  37
      Earnings Multiplier Benefit Rider.............  40
  Death Benefit During the Income Phase.............  40
  Continuation After Death-- Spouse.................  40
  Continuation After Death-- Not a Spouse...........  41
  Required Distributions Upon Contract
      Owner's Death.................................  41
The Annuity Options.................................  28
Other Contract Provisions...........................  42
Other Information...................................  44
Federal Tax Considerations..........................  45
Statement of Additional Information
  Table of Contents.................................  52
Appendix A
  Condensed Financial Information...................  A1
Appendix B
  The Investment Portfolios.........................  B1
Appendix C
  Fixed Account II..................................  C1
Appendix D
  Fixed Interest Division...........................  D1
Appendix E
  Surrender Charge for Excess Withdrawals
      Example.......................................  E1
Appendix F
  Withdrawal Adjustment for 7% Solution
      Death Benefit Examples........................  F1
Appendix G
  Death Benefits for Yr-2001 Contract Owners........  G1
Appendix H
  Death Benefits for May-2002 and Yr-2003
      Contract Owners...............................  H1
Appendix I
  Optional Rider Benefits for Year-2001
      Contract Owners...............................  I1
Appendix J
  Optional Rider Benefits for May-2002
      Contract Owners...............................  J1

Generations - 126034

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INDEX OF SPECIAL TERMS
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The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

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     SPECIAL TERM                                            PAGE
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     Accumulation Unit                                          6
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     Annual Ratchet Enhanced Death Benefit                     39
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     Annuitant                                                 15
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     Annuity Start Date                                        15
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     Cash Surrender Value                                      18
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     Claim Date
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     Contract Date                                             14
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     Contract Owner                                            14
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     Contract Value                                            18
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     Contract Year                                             14
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     Covered Fund                                              10
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     Earnings Multiplier Benefit                               40
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     Excluded Fund                                             10
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     Free Withdrawal Amount                                    11
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     Max 7 Enhanced Death Benefit                              40
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     Net Investment Factor                                      6
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     Restricted Fund                                            9
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     Rider Date                                                20
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     7% Solution Enhanced Death Benefit                        38
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     Special Fund                                              10
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     Standard Death Benefit                                    36
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     Net Rate of Return
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The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

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     TERM USED IN THIS PROSPECTUS        CORRESPONDING TERM USED IN THE CONTRACT
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     Accumulation Unit Value             Index of Investment Experience
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     Annuity Start Date                  Annuity Commencement Date
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     Contract Owner                      Owner or Certificate Owner
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     Contract Value                      Accumulation Value
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     Transfer Charge                     Excess Allocation Charge
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     Fixed Interest Allocation           Fixed Allocation
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     Free Look Period                    Right to Examine Period
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     Guaranteed Interest Period          Guarantee Period
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     Subaccount(s)                       Division(s)
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     Net Investment Factor               Experience Factor
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     Regular Withdrawals                 Conventional Partial Withdrawals
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     Withdrawals                         Partial Withdrawals
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Generations - 126034

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FEES AND EXPENSES
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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES 1

     Surrender Charge:

     COMPLETE YEARS ELAPSED           0    1    2    3    4    5    6    7    8+
       SINCE PREMIUM PAYMENT

     SURRENDER CHARGE                 8%   7%   6%   5%   4%   3%   2%   1%   0%

     Transfer Charge 2......................................  $25 per transfer, if you make more than 12 transfers in a contract year

     1 If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.

     2    We currently do not impose this charge, but may do so in the future.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE 3.....................  $30
     (We waive this charge if the total of your premium payments is $100,000 or more or if your contract value at the end of a contract year is $100,000 or more.)

SEPARATE ACCOUNT ANNUAL CHARGES 4

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                                                              ENHANCED DEATH BENEFITS
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                                         STANDARD        ANNUAL
                                       DEATH BENEFIT     RATCHET     7% SOLUTION     MAX 7
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Mortality & Expense Risk Charge 5          1.25%          1.50%         1.60%        1.70%
Asset-Based Administrative Charge          0.15%          0.15%         0.15%        0.15%
                                           -----          -----         -----        -----
  Total                                    1.40%          1.65%         1.75%        1.85%
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EARNINGS MULTIPLIER BENEFIT RIDER CHARGE 6

     Quarterly Charge.......................................  0.075% of contract value (0.30%
                                                              annually)

Generations - 126034

OPTIONAL RIDER CHARGES 7

  Minimum Guaranteed Accumulation Benefit rider:

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     Waiting Period           Quarterly Charge
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     10 Year                  0.1625% of the MGAB Charge Base 8 (0.65% annually)
     20 Year                  0.1625% of the MGAB Charge Base (0.65% annually)
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  Minimum Guaranteed Income Benefit rider:

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     MGIB Rate                Quarterly Charge
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     7%                       0.1875% of the MGIB Charge Base 9 (0.75% annually)
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  Minimum Guaranteed Withdrawal Benefit rider:

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     Quarterly Charge
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     0.1625% of the MGWB Eligible Payment Amount 10  (0.65% annually)
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     3    We deduct this charge on each contract anniversary and on surrender.

     4 As a percentage of average daily assets in each subaccount. The Separate Account Annual Charges are deducted daily.

     5 Please see Appendix [D] for the mortality and expense risk charge applicable to Pre-2001 contract owners.

     6 We deduct the rider charge from the subaccounts in which you are invested on each quarterly contract anniversary and pro rata on termination of the Contract; if the value in the subaccounts is insufficient, the rider charge will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

     7 We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and pro rata on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

     8 The MGAB Charge Base is the total of premiums added during the two-year period commencing on the rider date if you purchase the rider on the contract date, or, your contract value on the rider date plus premiums added during the two-year period commencing on the rider date if you purchased the rider after the contract date, reduced pro rata for all withdrawals taken while the MGAB rider is in effect, and reduced pro rata for transfers made during the three year period before the MGAB Date. The MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers may reduce the applicable MGAB Charge Base by more than the amount withdrawn or transferred.

     9 The MGIB Charge Base generally depends on the amount of premiums you pay during the first five contract years after you purchase the rider, when you pay the premiums, less a pro rata deduction for any withdrawal made while the MGIB rider is in effect and accumulated at the MGIB Rate. The MGIB Charge Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers between Covered, Special and Excluded Funds may reduce the applicable MGIB Charge Base by more than the amount withdrawn or transferred.

     10 The MGWB Eligible Payment Amount is (i) the total of premiums paid during the two-year period commencing on the rider date if you purchase the rider on the contract date; or (ii) your contract value on the rider date plus subsequent premiums paid during the two-year period commencing on the rider date.

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TRUST OR FUND EXPENSES

The next item shows the minimum and maximum total operating expenses charged by the Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.

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     TOTAL ANNUAL TRUST OR FUND OPERATING EXPENSES11         MINIMUM     MAXIMUM
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     (expenses that are deducted from Trust or Fund
     assets, including management fees, distribution           0.54%      2.97%
     and/or service (12b-1) fees*, and other expenses):
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     * The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

     11 The minimum and maximum total operating expenses charged by a Trust or Fund including applicable expense reimbursement or fee waiver arrangements would be 0.53% to 1.97%. The expense reimbursement or fee arrangement reflected is expected to continue through December 31, 2003.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the above table or in the example below.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds. Specifically, the Example assumes election of the Max 7 Enhanced Death Benefit and election of the earnings multiplier benefit rider with a charge of 0.30% of the contract value annually. The Example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.05% of assets. The Example also assumes you elected an optional benefit rider with the highest cost, an assumed charge of 1.14% annually, where the rider base is equal to the initial premium and increases by 7% annually, and the rider charge is assessed each quarter on a base equal to the hypothetical $10,000 premium increasing at 7% per year. The assumed annual rider charge of 1.14% results from the assumption of a 7% annual increase in the rider base but only a 5% earnings increase in the contract value before expenses. Thus, 1.14% represents an annual charge over the 10-year period which is equivalent to a charge of 0.1875% of rider base per quarter over the same period. Note that surrender charges may apply if you choose to annuitize your Contract within the first 5 contract years, and under certain circumstances, within the first 8 contract years.

The Example reflects the maximum charges for Yr-2003 contract owners. If you elect different options or are not a Yr-2003 contract owner, your expenses will be lower. The example also takes into account contractual limitations on Trust or Fund expenses that require reimbursement or waiver of expenses, but only for the period of the contractual limitation.

Generations - 126034

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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     1) If you surrender your contract at the end of the applicable time period:
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                1 year           3 years           5 years          10 years
                $1,319            $2,182            $3,029           $5,219
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     2) If you annuitize at the end of the applicable time period:
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                1 year           3 years           5 years          10 years
                $1,319            $2,182            $3,029           $5,219
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     3) If you do not surrender your contract:
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                1 year           3 years           5 years          10 years
                 $519             $1,582           $3,029            $5,219
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Compensation is paid for the sale of the Contracts. For information about this compensation, see "Selling the Contract."

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CONDENSED FINANCIAL INFORMATION
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ACCUMULATION UNIT

We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of Golden American Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in "Appendix A -- Condensed Financial Information." The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the Contract.

THE NET INVESTMENT FACTOR

The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

     1) We take the net asset value of the subaccount at the end of each business day.

     2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

     3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

     4) We then subtract the applicable daily mortality and expense risk charge and the daily asset-based administrative charge from the subaccount.

Calculations for the subaccounts are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

Generations - 126034

PERFORMANCE INFORMATION

>From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Assets subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. We will base total return figures on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Liquid Assets subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Assets subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming no surrender. YOU SHOULD BE AWARE THAT THERE IS NO GUARANTEE THAT THE LIQUID ASSETS SUBACCOUNT WILL HAVE A POSITIVE OR LEVEL RETURN.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

FINANCIAL STATEMENTS

The statement of assets and liabilities of Separate Account B as of December 31, 2002, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended are included in the Statement of Additional Information.
The consolidated financial statements and schedules of Golden American as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 are included in the Statement of Additional Information.

Generations - 126034

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GOLDEN AMERICAN LIFE INSURANCE COMPANY
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Golden American Life Insurance Company is a Delaware stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. Golden American is a wholly owned subsidiary of Equitable Life Insurance Company of Iowa ("Equitable Life"). Equitable Life is a wholly owned subsidiary of Lion Connecticut Holdings, Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. Golden American is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. Golden American's consolidated financial statements appear in the Statement of Additional Information.

Equitable Life was previously a subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa") which was merged into Lion Connecticut effective December 31, 2002. Lion Connecticut is the holding company for Equitable Life, Directed Services, Inc., the investment manager of the ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management, LLC, portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and ING Variable Products Trust and ING Variable Product Portfolios, respectively. ING also owns Baring International Investment Limited, another portfolio manager of the ING Investors Trust.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

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GOLDEN AMERICAN SEPARATE ACCOUNT B
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Golden American Separate Account B ("Separate Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 as amended (the "1940 Act"). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

Note: We currently offer other variable annuity contracts that invest in Separate Account B, but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract -- Addition, Deletion, or Substitution of Subaccounts and Other Changes."

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THE TRUSTS AND FUNDS
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Investment portfolios of the following Trusts and Funds are currently available under your Contract.

The ING Investors Trust is a mutual fund whose shares are offered to separate accounts funding variable annuity and variable life insurance policies offered by Golden American and other affiliated insurance companies. The ING Investors Trust may also sell its shares to separate accounts of insurance companies not affiliated with Golden American and to certain qualified pension and retirement plans. The address of the ING Investors Trust is 1475 Dunwoody Drive, West Chester, PA 19380.

The AIM Variable Insurance Funds is also a mutual fund whose shares are available to separate accounts of life insurance companies, including Golden American. The address of AIM Variable Insurance Funds is 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173.

Fidelity Variable Insurance Products Fund is also a mutual fund which offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II is located at 82 Devonshire Street, Boston, MA 02109.

ING Variable Insurance Trust is a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Golden American and other insurance companies, both affiliated and unaffiliated with Golden American. The address of ING Variable Insurance Trust is 40 North Central Avenue, Suite 1200, Phoenix, AZ 85004.

ING Variable Products Trust is a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Golden American and other insurance companies, both affiliated and unaffiliated with Golden American. The address of ING Variable Products Trust is 40 North Central Avenue, Suite 1200, Phoenix, AZ 85004.

ING Variable Product Portfolios is a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Golden American and other insurance companies, both affiliated and unaffiliated with Golden American. The address of ING Variable Product Portfolios is 40 North Central Avenue, Suite 1200, Phoenix, AZ 85004.

INVESCO Variable Investment Funds, Inc. is a mutual fund whose shares are available to separate accounts of life insurance companies, including Golden American. The address of the INVESCO Variable Investment Funds, Inc. is 7800 East Union Avenue, Denver, CO 80237.

The PIMCO Variable Insurance Trust is a mutual fund whose shares are available to separate accounts of insurance companies, including Golden American, for both variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The address of the PIMCO Variable Insurance Trust is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

The Pioneer Variable Contracts Trust is a mutual fund whose shares are available to separate accounts of life insurance companies, including Golden American. The address of Pioneer Variable Contracts Trust is 60 State Street, Boston, MA 02109.

The ProFunds is a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Golden American and other insurance companies, both affiliated and unaffiliated with Golden American. The address of ProFunds is 3435 Stelzer Road, Suite 1000, PO Box 182100, Columbus, OH 43218-2000.

The Prudential Series Fund, Inc. is a mutual fund whose shares are available to separate accounts funding variable annuity and variable life insurance polices offered by The Prudential Insurance Company of America, its affiliated insurers and other life insurance companies not affiliated with Prudential, including Golden American. The address of the Prudential Series Fund is 751 Broad Street, Newark, NJ 07102.

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YOU WILL FIND MORE DETAILED INFORMATION ABOUT THE TRUSTS AND FUNDS IN APPENDIX B -- THE INVESTMENT PORTFOLIOS. A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH TRUST OR FUND MAY BE OBTAINED BY CALLING OUR CUSTOMER SERVICE CENTER AT 800-366-0066. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

If, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts or Funds conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating in the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.

RESTRICTED FUNDS

We may, with 30 days notice to you, designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may also change the limitations on existing contracts with respect to new premiums added to investment portfolios and with respect to new transfers to investment portfolios. We may establish any limitations, at our discretion, as a percentage of premium or contract value, or as a specified dollar amount, and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. If we designate an investment option as a Restricted Fund or set applicable limitations, such change will apply only to transactions made after the designation.

We limit your investment in the Restricted Funds on an aggregate basis for all Restricted Funds and for each individual Restricted Fund. Currently, we limit an investment in Restricted Funds to the following limitations: no more than $999,999,999, and no more than 30 percent of contract value. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Funds has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Funds. However, if the contract value in the Restricted Funds exceed the aggregate limit, if you take a withdrawal, it must come from either the Restricted Funds or pro rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will not permit a transfer to the Restricted Funds if it would increase the contract value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted Funds. If the multiple reallocations lower the percentage of total contract value in Restricted Funds, we will permit the reallocation even if the percentage of contract value in a Restricted Fund is greater than its limit.

Please see "Withdrawals" and "Transfers Among Your Investments" in this prospectus for more information on the effect of Restricted Funds.

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COVERED FUNDS, SPECIAL FUNDS AND EXCLUDED FUNDS
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For purposes of determining death benefits and benefits under the optional benefit riders (but not the earnings multiplier benefit rider), we assign the investment options to one of three categories of funds. The categories are:

     1)   Covered Funds;

     2)   Special Funds; and

     3)   Excluded Funds.

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Allocations to Covered Funds participate fully in all guaranteed benefits. Allocations to Special Funds could affect the death benefit and/or optional benefit rider guarantee that may otherwise be provided. Allocations to Excluded Funds do not participate in any guaranteed benefits, due to their potential for volatility. No investment options are currently designated as Excluded Funds.

Designation of investment options under these categories may vary by benefit. For example, we may designate an investment option a Special Fund for purposes of calculating a benefit under an optional benefit rider, but not a death benefit, or for calculating one death benefit and not another. We may, with 30 days notice to you, designate any investment option as a Special or Excluded Fund with respect to new premiums added to such investment option and also with respect to new transfers to such investment option.

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CHARGES AND FEES
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We deduct the Contract charges described below to compensate us for our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a Contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. If there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

CHARGE DEDUCTION SUBACCOUNT

You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Assets subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, we will deduct the charges as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

CHARGES DEDUCTED FROM THE CONTRACT VALUE
We deduct the following charges from your contract value:

     SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 8-year period from the date we receive and accept a premium payment. We base the surrender charge on a percentage of each premium payment withdrawn. The surrender charge is based on the amount requested for withdrawal. The surrender charge is deducted from the contract value remaining after you have received the amount requested for withdrawal. This charge is intended to cover sales expenses that we have incurred. We may reduce or waive the surrender charge in certain situations. We will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

     COMPLETE YEARS ELAPSED           0    1    2    3    4    5    6    7    8+
       SINCE PREMIUM PAYMENT

     SURRENDER CHARGE                 8%   7%   6%   5%   4%   3%   2%   1%   0%

     WAIVER OF SURRENDER CHARGE FOR EXTENDED MEDICAL CARE. We will waive the surrender charge in most states in the following events: (i) you begin receiving qualified extended medical care on or after

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the first contract anniversary for at least 45 days during a 60-day period and we receive your request for the surrender or withdrawal, together with all required documentation at our Customer Service Center during the term of your care or within 90 days after the last day of your care; or (ii) you are first diagnosed by a qualified medical professional, on or after the first contract anniversary, as having a qualifying terminal illness. We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness. See your Contract for more information. The waiver of surrender charge may not be available in all states.

     FREE WITHDRAWAL AMOUNT. The Free Withdrawal Amount is the total of (i) your cumulative earnings (which is your contract value less premium payments received and prior withdrawals), and (ii) 10% of premium payments not previously withdrawn received within 8 years prior to the date of the withdrawal.

     SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the Internal Revenue Code (the "Code"). We consider a withdrawal to be an excess withdrawal when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. When you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested. ANY WITHDRAWAL FROM A FIXED INTEREST ALLOCATION MORE THAN 30 DAYS BEFORE ITS MATURITY DATE WILL TRIGGER A MARKET VALUE ADJUSTMENT. See Appendix C and the Fixed Account II prospectus for more information.

For the purpose of calculating the surrender charge for an excess withdrawal:
(i) we treat premiums as being withdrawn on a first-in, first-out basis; and
(ii) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix E. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

     PREMIUM TAXES. We may charge for state and local premium taxes depending on your state of residence. These taxes can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal or on the annuity start date.

     ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each Contract anniversary. If you surrender your Contract prior to a Contract anniversary, we deduct an administrative charge when we determine the cash surrender value payable to you. The charge is $30 per Contract. We waive this charge if your contract value is $100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more or under other conditions established by Golden American. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

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     TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. The charge will not apply to any transfers due to the election of dollar cost averaging or automatic rebalancing.

CHARGES DEDUCTED FROM THE SUBACCOUNTS

     MORTALITY AND EXPENSE RISK CHARGE. The amount of the mortality and expense risk charge depends on the death benefit you have elected and on the category of contract owner to which you belong. We deduct the charge each business day based on the assets you have in each subaccount. If there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of contracts.

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                              ANNUAL RATCHET             7% SOLUTION                MAX 7
         STANDARD                 ENHANCED                 ENHANCED               ENHANCED
      DEATH BENEFIT            DEATH BENEFIT            DEATH BENEFIT           DEATH BENEFIT
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               Annual                   Annual                   Annual                   Annual
               Charge                   Charge                   Charge                   Charge
              Expressed                Expressed                Expressed                Expressed
   Annual     as Daily      Annual     as Daily      Annual     as Daily      Annual     as Daily
   Charge       Rate        Charge       Rate        Charge       Rate        Charge       Rate
    1.25%     0.003446%      1.50%     0.004141%      1.60%     0.004419%      1.70%     0.004697%
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Please see Appendix G for a description of the mortality and expense risk charges for Pre-2001 contract owners. See "The Annuity Contract -- Contract Owner Categories." PLEASE RETAIN THIS PROSPECTUS AND THE APPENDIX THAT IS APPLICABLE TO YOU SO YOU WILL HAVE IT FOR FUTURE REFERENCE.

     ASSET-BASED ADMINISTRATIVE CHARGE. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. We deduct the charge from your assets in each subaccount on each business day at the rate of 0.000411% for each day since the previous business day.

     EARNINGS MULTIPLIER BENEFIT CHARGE. Subject to state availability, you may purchase the earnings multiplier benefit rider for a non-qualified Contract either at issue or on the next contract anniversary following the introduction of the benefit in your state, if later. So long as the rider is in effect, we will deduct a separate quarterly charge for the rider through a pro rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccounts, we will deduct the charges from your Fixed Interest Allocations starting with the allocation nearest its maturity date. If that is insufficient, we will deduct the charge from the allocation next nearest its maturity date, and so on. We deduct the rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current contract value immediately prior to the surrender or annuitization. The quarterly charge for the earnings multiplier benefit rider is 0.075% (0.30% annually). For a description of the rider, see "Earnings Multiplier Benefit Rider."

     OPTIONAL RIDER CHARGES. In addition to the earnings multiplier benefit rider, subject to state availability, you may purchase one of three optional benefit riders that you may elect at issue. So long as the rider is in effect, we will deduct a separate quarterly charge for each optional benefit rider through a pro rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccount, we will deduct the charges from your Fixed Interest Allocations nearest their maturity date. We deduct each rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following

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the rider date. For a description of the riders and the defined terms used in connection with the riders, see "The Annuity Contract -- Optional Riders."

     MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The quarterly charge for the MGAB rider is as follows:

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     Waiting Period            Quarterly Charge
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     10 Year                   0.1625% of the MGAB Charge Base  (0.65% annually)
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     20 Year                   0.1625% of the MGAB Charge Base  (0.65% annually)
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     MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The quarterly charge for the MGIB rider is as follows:

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     MGIB Rate                 Quarterly Charge
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     7%                        0.1875% of the MGIB Charge Base  (0.75% annually)
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     MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The quarterly charge for the MGWB rider is 0.1625% (0.65% annually) of the original MGWB Eligible Payment Amount. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and your original MGWB Eligible Payment Amount immediately prior to the surrender or annuitization.

Please see the appendix that is applicable to you for the optional rider charges under your Contract.

TRUST AND FUND EXPENSES

Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, certain portfolios deduct a service fee, which is used to compensate service providers for administrative and contract holder services provided on behalf of the portfolios, and certain portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio. See "Fees and Expenses -- Trust or Fund Expenses."

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THE ANNUITY CONTRACT
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The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trusts and Funds through Separate Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account. See Appendix C and the Fixed Account II prospectus for more information on the Fixed Account.

CONTRACT DATE AND CONTRACT YEAR

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

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CONTRACT OWNER

You are the contract owner. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the annuity start date, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the annuity start date, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, we will treat this as a change of contract owner for determining the death benefit (likely a taxable event). If no beneficial owner of the trust has been designated, the availability of Enhanced Death Benefits will be based on the age of the annuitant at the time you purchase the Contract.

     CONTRACT OWNER CATEGORIES. There are four categories of contract owners covered by this prospectus. For ease of reference, they are called Yr-2001, May-2002, Yr-2003 and May-2003 contract owners. If you are a contract owner, the category of your Contract is indicated on your quarterly statements. If you are unsure which category applies to you, please call our Customer Service Center. The telephone number is (800) 366-0066.

The following is a general description of the categories:

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YR-2001:       Contracts purchased on or after January 1, 2001, which offer five death benefit options, including the Annual Ratchet Enhanced
               Death Benefit to age 90, offer an earnings multiplier benefit option and optional benefit riders and under which the
               determination of benefits when there are allocations to Special
               Funds is based on the better of the original Yr-2001 benefit calculation and the Special Funds "floor" (as available in the state of issue at the time of purchase).
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MAY-2002:      Contracts purchased on or after May 1, 2002, which offer five death benefit options, including the Annual Ratchet Enhanced
               Death Benefit to age 90, offer an earnings multiplier benefit option and optional benefit riders, and under which the
               determination of benefits when there are allocations to Special
               Funds is the same as the Special Funds "floor," but all
               withdrawals are pro rata (as available in the state of issue at the time of purchase).
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YR-2003:       Contracts purchased on or after February 4, 2003 which have the same death benefits and living benefits as May-2002 Contracts, but have a different calculation of the Minimum Guaranteed Income
               Benefit and higher charges for all three living benefit optional riders.
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MAY-2003:      Contracts purchased on or after May 1, 2003 which are the same as
               Yr-2003, but do not offer the Deferred Ratchet Enhanced Death
               Benefit.
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A description of benefits and charges for Yr-2001, May- 2002 and Yr-2003 contract owners is included in the appendices to this prospectus, to the extent they differ from those described in this prospectus for May-2003 contract owners. PLEASE RETAIN THIS PROSPECTUS AND THE APPENDIX THAT IS APPLICABLE TO YOU SO YOU WILL HAVE IT FOR FUTURE REFERENCE.

     JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other

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transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select the Standard Death Benefit option. The earnings multiplier benefit rider is not available when there are joint owners.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See "Change of Contract Owner or Beneficiary" below. If you have elected an Enhanced Death Benefit, and you add a joint owner, the Enhanced Death Benefit from the date of change will end. If the older joint owner is attained age 85 or under, the Standard Death Benefit will apply. If the older joint owner is attained age 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. If you elected the earnings multiplier benefit rider, it will terminate if you add a joint owner. Note that returning a Contract to single owner status will not restore any Enhanced Death Benefit or the earnings multiplier benefit. Unless otherwise specified, the term "age" when used for joint owners shall mean the age of the oldest owner.

ANNUITY START DATE

The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

ANNUITANT

The annuitant is the person designated by you to be the measuring life in determining annuity payments. You are the annuitant unless you name another annuitant in the application. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. You may not change the annuitant after the Contract is in effect.

If the contract owner is an individual, and the annuitant dies before the annuity start date and you have named a contingent annuitant, the contingent annuitant becomes the annuitant. If the annuitant dies before the annuity start date and there is no contingent annuitant, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

If the contract owner is not an individual, and the annuitant dies before the annuity start date, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax adviser for more information if you are not an individual.

BENEFICIARY

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, we pay the death benefit proceeds to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

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One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries.

     CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the contract, the amount of the earnings multiplier benefit, if applicable, and the continuation of any other optional rider that you have elected. The new owner's age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges. The new owner's death will determine when a death benefit is payable.

If you have elected the Standard Death Benefit option, the minimum guaranteed death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For the Enhanced Death Benefit options, if the new owner is age 79 or under on the date that ownership changes, the minimum guaranteed death benefit will continue. If the new owner is age 80 to 85, the Enhanced Death Benefit will end, and the death benefit will become the Standard Death Benefit. For all death benefit options, 1) if the new owner's attained age is 86 or over on the date of the ownership change, or 2) if the new owner is not an individual (other than a trust for the benefit of the owner or annuitant), the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore any Enhanced Death Benefits.

If you have elected the earnings multiplier benefit rider, and the new owner is under age 76, the rider will continue. The benefit will be adjusted to reflect the attained age of the new owner as the issue age. We will use the Maximum Base and Benefit Base percentages in effect on the original rider date to calculate the benefit. If the new owner is age 76 or over, the rider will terminate. If you have not elected the earnings multiplier benefit rider, the new owner may not add the rider upon the change of ownership. If you have elected another optional rider, the rider will terminate upon a change of ownership.

A change of owner likely has tax consequences. See "Federal Tax Considerations" in this prospectus.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. You may also restrict a beneficiary's right to elect an annuity option or receive a lump sum payment. If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to our Customer Service Center. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

PURCHASE AND AVAILABILITY OF THE CONTRACT

We will issue a Contract only if both the annuitant and the contract owner are age 75 or younger.

The initial premium payment must be $5,000 or more ($1,500 for qualified Contracts). You may make additional payments of $100 or more ($50 for qualified Contracts) at any time after the free look period before you turn age 85. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. An initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval. The Contract may not be available to all ages through all broker-dealers.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. YOU SHOULD NOT BUY THIS CONTRACT: (I) IF YOU ARE LOOKING FOR A SHORT-TERM INVESTMENT; (II) IF YOU CANNOT RISK GETTING BACK LESS MONEY THAN YOU PUT IN; OR (III)

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IF YOUR ASSETS ARE IN A PLAN WHICH PROVIDES FOR TAX-DEFERRAL AND YOU SEE NO OTHER REASON TO PURCHASE THIS CONTRACT.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See "Fees and Expenses" in this prospectus. IF YOU ARE CONSIDERING AN ENHANCED DEATH BENEFIT OPTION AND/OR THE EARNINGS MULTIPLIER BENEFIT RIDER AND YOUR CONTRACT WILL BE AN IRA, SEE "TAXATION OF QUALIFIED CONTRACTS -- INDIVIDUAL RETIREMENT ANNUITIES" AND "TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT" IN THIS PROSPECTUS.

We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs. If you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

CREDITING OF PREMIUM PAYMENTS

We will process your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate Account B, we will credit the payment at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account B specified by you within 2 business days.

We will ask about any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate Account B at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer.

     1) If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a

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          properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid.

     2) If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with an Application Acknowledgement Statement for your execution. Until our Customer Service Center receives the executed Application Acknowledgement Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the Fixed Account be allocated to a subaccount specially designated by the Company (currently, the Liquid Assets subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

ADMINISTRATIVE PROCEDURES

We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements.

CONTRACT VALUE

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (i) the contract value in the Fixed Interest Allocations, and (ii) the contract value in each subaccount in which you are invested.

     CONTRACT VALUE IN FIXED INTEREST ALLOCATIONS. The contract value in your Fixed Interest Allocation is the sum of premium payments allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such withdrawal), contract fees (including, in some cases, fees for optional benefit riders) and premium taxes.

     CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium not

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allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Assets subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

     1) We take the contract value in the subaccount at the end of the preceding business day.

     2) We multiply (1) by the subaccount's Net Rate of Return since the preceding business day.

     3)   We add (1) and (2).

     4) We add to (3) any additional premium payments, and then add or subtract any transfers to or from that subaccount.

     5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees and premium taxes.

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. See the Golden American Fixed Account II prospectus for a description of the calculation of cash surrender value under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), any optional benefit rider charge, and any other charges incurred but not yet deducted.

     SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE. You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender is effective on the date we receive your written request and the Contract at our Customer Service Center. After we receive all paperwork required for us to process your surrender, we will determine and pay the cash surrender value at the price next determined. Once paid, all benefits under the Contract will terminate. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Assets subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs, or if you have other outstanding instructions and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The

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substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces. We will provide you with written notice before we make these changes.

We reserve the right to: (i) deregister Separate Account B under the 1940 Act;
(ii) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account B; and (v) combine Separate Account B with other accounts.

We will provide you with written notice before we make any of these changes.

THE FIXED ACCOUNT

The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See Appendix C and the Fixed Account II prospectus for more information.

OPTIONAL RIDERS

Subject to state availability, you may elect one of the three optional benefit riders discussed below. YOU MAY ADD ONLY ONE OF THESE THREE RIDERS TO YOUR CONTRACT. EACH RIDER HAS A SEPARATE CHARGE. Once elected, the riders generally may not be cancelled. You may not remove the rider and charges will be assessed regardless of the performance of your Contract. Please see "Charges and Fees -- Optional Rider Charges" for information on rider charges.

The following describes the optional riders for Contracts in the Yr-2003 or May-2003 category. A description of the calculation of the optional rider benefits for all other contract owners is included in the appendices to this prospectus, to the extent they differ from those described in the prospectus for Yr-2003 or May-2003 contract owners. Please retain this prospectus and the appendix that is applicable to you so you will have it for future reference.

THE OPTIONAL RIDERS MAY NOT BE AVAILABLE FOR ALL INVESTORS. YOU SHOULD ANALYZE EACH RIDER THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE YOU SELECT ONE. THE OPTIONAL RIDERS DO NOT GUARANTEE ANY RETURN OF PRINCIPAL OR PREMIUM PAYMENTS AND DO NOT GUARANTEE PERFORMANCE OF ANY SPECIFIC INVESTMENT PORTFOLIO UNDER THE CONTRACT. YOU SHOULD CONSULT A QUALIFIED FINANCIAL ADVISER IN EVALUATING THE RIDERS.

THE OPTIONAL RIDERS MAY NOT BE APPROVED IN ALL STATES. CHECK WITH OUR CUSTOMER SERVICE CENTER FOR AVAILABILITY IN YOUR STATE. THE TELEPHONE NUMBER IS (800) 366-0066.

RIDER DATE. The rider date is the date an optional benefit rider becomes effective. The rider date is also the contract date if you purchase the rider when the Contract is issued.

NO CANCELLATION. Once you purchase a rider, you may not cancel it unless you cancel the Contract during the Contract's free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel any rider. Once the Contract continues beyond the free look period, you may not cancel the rider, except for a one-time right to cancel the twenty-year option of the Minimum Guaranteed Accumulation Benefit rider under specified conditions. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

TERMINATION. The optional riders are "living benefits," which means the guaranteed benefits offered by the riders are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional riders automatically terminate if you:

     o annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or

     o die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

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The optional riders will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances which may cause a particular optional rider to terminate automatically are discussed below with each rider.

MINIMUM GUARANTEED ACCUMULATION BENEFIT RIDER (MGAB). The MGAB rider is an optional benefit which provides you with an MGAB intended to guarantee a minimum contract value at the end of a specified waiting period. Only premiums added to your Contract during the first two-year period after your rider date are included in the MGAB Base. Any additional premium payments added after the second rider anniversary are not included in the MGAB Base. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary

The MGAB is a one-time adjustment to your contract value if your contract value on the MGAB Date is less than the MGAB Base. The MGAB Date is the next business day after the applicable waiting period. We calculate your Minimum Guaranteed Accumulation Benefit on this date. The MGAB rider may offer you protection if your Contract loses value during the MGAB waiting period. For a discussion of the charges we deduct under the MGAB rider, see "Optional Rider Charges."

The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. The ten-year option has a waiting period of ten years and, other than for allocations to Excluded Funds and certain transfers, guarantees that your contract value at the end of ten years will at least equal your initial premium payment, reduced pro rata for withdrawals. Transfers made within 3 years prior to the MGAB Date will also reduce the MGAB Base pro rata. The twenty-year option has a waiting period of twenty years and, other than allocations to Special Funds or Excluded Funds, guarantees that your contract value at the end of twenty years will at least equal two times your initial premium payment, reduced pro rata for withdrawals and reduced for transfers made within 3 years prior to the MGAB Date. If you add the 20 year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special or Excluded Funds, may prevent the MGAB Base from doubling over the waiting period.

     CALCULATING THE MGAB. We calculate your MGAB as follows:

     1) WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

          The MGAB Base is tracked separately for Covered, Special and Excluded Funds, based on the initial allocation of premium (or contract value), subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The aggregate MGAB Base is used to determine the MGAB on the MGAB Date. The aggregate MGAB Base equals the sum of:

          a)   the MGAB Base allocated to Covered Funds;

          b)   the MGAB Base allocated to Special Funds; and

          c) the LESSER OF the contract value allocated to Excluded Funds or MGAB Base allocated to Excluded Funds.

          No investment options are currently designated as Special Funds for the ten-year MGAB. For contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds for the twenty-year MGAB: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; the ING VP Bond Portfolio; the ING Core Bond Portfolio; the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account. For contracts issued prior to May 1, 2003, the ING VP Bond Portfolio and the ING Core Bond Portfolio are not designated as Special Funds. No investment options are currently designated as Excluded Funds.

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          The MGAB Base for both the Covered Funds and the Excluded Funds equals the allocated eligible premiums, adjusted for subsequent withdrawals and transfers, accumulated until the MGAB Date at 0% for the ten-year MGAB and 3.5265% for the twenty-year MGAB.

          The MGAB Base for Special Funds equals the allocated eligible premiums, adjusted for subsequent withdrawals and transfers. There is no accumulation of MGAB Base for Special Funds for either the ten-year or twenty-year MGAB.

          If you purchased the MGAB optional benefit rider after the contract date, your MGAB Base equals your allocated contract value, plus premiums added during the two-year period after your rider date, accumulated at the appropriate MGAB rate described above, and adjusted for withdrawals and transfers.

          We use the MGAB Charge Base to determine the periodic MGAB rider charges. The MGAB Charge Base equals the eligible premiums, adjusted for subsequent withdrawals and transfers, as allocated by fund category. The MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, and separate rates may apply to each. Currently, the same deduction method and rate apply to all categories.

          Withdrawals reduce the MGAB Base and MGAB Charge Base on a pro rata basis. The percentage reduction in the MGAB Base and MGAB Charge Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal.

          Net Transfers from Covered Funds or Special Funds to Excluded Funds reduce the MGAB Base and MGAB Charge Base allocated to Covered Funds or Special Funds on a pro rata basis. Any resulting increase in MGAB Base and MGAB Charge Base allocated to Excluded Funds will equal the reduction in the MGAB Base and MGAB Charge Base allocated to Covered Funds or Special Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Date.

          Net Transfers from Excluded Funds to other funds reduce the MGAB Base and MGAB Charge Base allocated to Excluded Funds on a pro rata basis. The resulting increase in MGAB Base and MGAB Charge Base allocated to other funds will equal the LESSER OF the contract value transferred and the change in the MGAB Base and MGAB Charge Base allocated to Excluded Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Date.

          Any transfer within 3 years of the MGAB Date (regardless of the funds involved) reduces the MGAB Base and MGAB Charge Base for Covered, Special or Excluded Funds, as applicable, on a pro rata basis, based on the percentage of contract value transferred, without any corresponding increase.

     2) WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB DATE FROM YOUR AGGREGATE MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

     3) ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it on the MGAB Date to the subaccounts in which you are invested pro rata based on the proportion of your contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Date, we will allocate the MGAB to the Liquid Assets subaccount on your behalf. After we credit the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

     PURCHASE. To purchase the MGAB rider, you must be age 80 or younger on the rider date if you choose the ten-year option and age 65 or younger on the rider date if you choose the twenty-year option. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i)

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on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

     THE MGAB DATE. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Date is your 10th contract anniversary for the ten-year option or 20th contract anniversary for the twenty-year option. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Date will be the first contract anniversary occurring after 10 years (for the ten-year option) or 20 years (for the twenty-year option) after the rider date. The MGAB rider is not available if the MGAB Date would fall beyond the latest annuity start date.

     CANCELLATION. If you elected the twenty-year option, you have a one-time right to cancel the MGAB rider on your first contract anniversary that is at least 10 years after the rider date. If you purchased the MGAB rider during the 30-day period following the contract date, your one-time right to cancel the rider occurs on the tenth anniversary of your contract date. To cancel, you need to send written notice to our Customer Service Center at least 30 days before such anniversary date. If you terminate the MGAB rider before the MGAB Date, we will not credit you with the MGAB and we will assess the pro rata portion of the MGAB rider charge for the current quarter.

     NOTIFICATION. We will report any crediting of the MGAB in your first quarterly statement following the MGAB Date.

MINIMUM GUARANTEED INCOME BENEFIT RIDER (MGIB). The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds or Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB. For contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds for purposes of calculating the MGIB: the ING Liquid Assets Portfolio, the ING Limited Maturity Bond Portfolio, the ING VP Bond Portfolio, the ING Core Bond Portfolio, the Fixed Account, the Fixed Interest Division and the TSA Special Fixed Account. For contracts issued prior to May 1, 2003, the ING VP Bond Portfolio and the ING Core Bond Portfolio are not designated as Special Funds.

The MGIB Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rate is an annual effective rate.

For a discussion of the charges we deduct under the MGIB rider, see "Charges and Fees -- Optional Rider Charges."

Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Date is the greatest of:

     1) your annuity income based on your contract value adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) on the MGIB Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

     2) your annuity income based on your contract value adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) on the MGIB Date applied to the then-current income factors in effect for the annuity option you selected; or

     3) the MGIB annuity income based on your MGIB Base on the MGIB Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to

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          applying the MGIB income factors, we will adjust the MGIB Base for any premium tax recovery and Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) that would otherwise apply at annuitization.

The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

The MGIB Benefit Base is only a calculation used to determine the MGIB annuity income. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Benefit Base or Maximum MGIB Base.

The MGIB Benefit Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value) and credits, and subsequently allocated eligible premiums and any credits we add, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Date.

     DETERMINING THE MGIB CHARGE BASE: The MGIB Charge Base is the greater of the MGIB Rollup Base and the MGIB Ratchet Base.

     (i) The MGIB Rollup Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

          (a)  is the MGIB Rollup Base for Covered Funds;

          (b)  is the MGIB Rollup Base for Special Funds;

          (c)  is the MGIB Rollup Base for Excluded Funds; and

     (ii) The MGIB Ratchet Base is equal to the sum of (a) and (b) where:

          (a)  is the MGIB Ratchet Base for Covered and Special Funds; and

          (b)  is the MGIB Ratchet Base for Excluded Funds.

     DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Date, we calculate your MGIB annuity income as follows:

     1) WE FIRST DETERMINE YOUR MGIB BENEFIT BASE: The MGIB Benefit Base is equal to the greater of the MGIB Rollup Benefit Base and the MGIB Ratchet Benefit Base.

          (i) The MGIB Rollup Benefit Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

               (a)  is the MGIB Rollup Base for Covered Funds;

               (b)  is the MGIB Rollup Base for Special Funds;

               (c)  is the contract value allocated to Excluded Funds; and

          (ii) The MGIB Ratchet Benefit Base is equal to the sum of (a) and (b) where:

               (a)  is the MGIB Ratchet Base for Covered and Special Funds; and

               (b)  is the contract value allocated to Excluded Funds.

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          The Maximum MGIB Base is 300% of eligible premiums and credits adjusted pro-rata for withdrawals. The Maximum MGIB Base is not allocated by Fund category and credits.

          a)   CALCULATION OF MGIB ROLLUP BENEFIT BASE

               THE MGIB ROLLUP BASE ALLOCATED TO COVERED FUNDS equals the eligible premiums and credits allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rollup Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Benefit Base reaching the Maximum MGIB Base, and at 0% thereafter.

               THE MGIB ROLLUP BASE ALLOCATED TO SPECIAL FUNDS equals the eligible premiums and credits allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. THERE IS NO ACCUMULATION OF MGIB ROLLUP BASE ALLOCATED TO SPECIAL FUNDS.

               THE MGIB ROLLUP BASE ALLOCATED TO EXCLUDED FUNDS equals the eligible premiums and credits allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Benefit Base reaching the Maximum MGIB Base, and at 0% thereafter. THE MGIB ROLLUP BASE ALLOCATED TO EXCLUDED FUNDS IS USED ONLY FOR TRANSFER ADJUSTMENTS AND RIDER CHARGES. IT IS NOT USED TO DETERMINE BENEFITS.

               Eligible premiums and credits are those added more than 5 years before the earliest MGIB Benefit Date. Premiums paid and credits after that are excluded from the MGIB Rollup Base.

               The MGIB Rollup Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rollup Rate is an annual effective rate.

               Withdrawals reduce the MGIB Rollup Base on a pro-rata basis. The percentage reduction in the MGIB Rollup Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the MGIB Rollup Base in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the MGIB Rollup Base in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal.

               Net transfers from Covered Funds will reduce the MGIB Rollup Base allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Covered Funds.

               Net transfers from Special Funds will reduce the MGIB Rollup Base allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Special Funds.

               Net transfers from Excluded Funds will reduce the MGIB Rollup Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Special Funds, as applicable, will equal the lesser of the net contract value transferred and the change in the MGIB Rollup Base allocated to Excluded Funds.

          b)   CALCULATION OF MGIB RATCHET BENEFIT BASE

               The MGIB RATCHET BASE FOR COVERED FUNDS AND SPECIAL FUNDS equals:

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               o on the rider date, eligible premiums plus credits, or the contract value, if applicable, allocated to Covered Funds and Special Funds;

               o on each "quarterly anniversary date" prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds and Special Funds is set equal to the greater of :

                    1) the current contract value allocated to Covered Funds and Special Funds (after any deductions occurring on that date); and

                    2) the MGIB Ratchet Base for Covered Funds and Special Funds from the most recent prior quarterly anniversary date, adjusted for any new eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

               o at other times, the MGIB Ratchet Base for Covered Funds and Special Funds is the MGIB Ratchet Base from the prior quarterly anniversary date, adjusted for subsequent eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

          The MGIB RATCHET BASE FOR EXCLUDED FUNDS is calculated the same as for Covered Funds and Special Funds, but for premiums, credits, allocations, withdrawals or transfers attributable to Excluded Funds.

          Effect of Transfers on MGIB Ratchet Base:

          Net transfers from Covered or Special Funds to Excluded Funds will reduce the MGIB Ratchet Base allocated to Covered and Special Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Excluded Funds will equal the reduction in the MGIB Ratchet Base allocated to Covered and Special Funds.

          Net transfers from Excluded Funds to Covered or Special Funds will reduce the MGIB Ratchet Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Covered and Special Funds will equal the lesser of the net contract value transferred and the change in the MGIB Ratchet Base allocated to Excluded Funds.

          A "quarterly anniversary date" is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May 12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of such month. If the quarterly anniversary date falls on a weekend or holiday, we will use the value as of the subsequent business day.

     2) THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT, SURRENDER CHARGE AND PREMIUM TAXES) BY THE INCOME FACTOR, AND THEN DIVIDE BY $1,000.

MGIB INCOME OPTIONS

The following are the MGIB Income Options available under the MGIB Rider:

     a) Income for Life (Single Life or Joint with 100% Survivor) and 10-20 year certain;

     b)   Income for a 20-30 year period certain;

     c) Any other income plan offered by the Company in conjunction with the MGIB rider on the MGIB Benefit Date.

You may elect to have payments under MGIB Income Options (a) and (b) increase annually at 1%, 2% or 3%.

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Once during the life of the Contract, you have the option to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB Income Options available under the Rider. This option may only be exercised on a contract anniversary at or after the end of the waiting period. The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus. The Contract Value will be reduced on a pro rata basis. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and rider values.

PLEASE NOTE THAT IF YOU ELECT PARTIAL ANNUITIZATION, INCOME PAYMENTS RECEIVED WILL BE TAXED AS WITHDRAWALS. PLEASE CONSULT YOUR TAX ADVISER BEFORE MAKING THIS ELECTION, AS THE TAXATION OF PARTIAL ANNUITIZATION IS UNCERTAIN.

     PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before you can annuitize under the MGIB rider. This could reduce the MGIB.

     THE MGIB DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

     NO CHANGE OF ANNUITANT. Once you purchase the MGIB rider, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

     NOTIFICATION. On or about 30 days prior to the MGIB Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise it. We will determine the actual amount of the MGIB annuity benefit as of the MGIB Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN A MORE FAVORABLE STREAM OF INCOME PAYMENTS, AND DIFFERENT TAX CONSEQUENCES, UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT RIDER (MGWB). The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero you will receive periodic payments equal to all premium payments paid during the first two contract years (Eligible Payment Amount) adjusted for any prior withdrawals. To maintain this guarantee, withdrawals in any contract year may not exceed 7% of your adjusted Eligible Payment Amount. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. For a discussion of the charges we deduct under the MGWB rider, see "Charges and Fees -- Optional Rider Charges." Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal

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Tax Considerations" for more information. Your original Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

     1) your premium payments received during the first two contract years, if you purchased the MGWB rider on the contract date;

     2) otherwise, your contract value on the rider date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the rider date.

     THE MGWB WITHDRAWAL ACCOUNT. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments under the MGWB rider. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount, tracked separately for Covered and Excluded Funds, adjusted for any withdrawals and transfers between Covered and Excluded Funds. THE MGWB WITHDRAWAL ACCOUNT EQUALS THE SUM OF (A) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO COVERED FUNDS, AND (B) THE LESSER OF (I) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO EXCLUDED FUNDS AND
(II) THE CONTRACT VALUE IN EXCLUDED FUNDS. THUS, INVESTING IN THE EXCLUDED FUNDS MAY LIMIT THE MGWB WITHDRAWAL ACCOUNT.

No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.

Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal for Covered Funds and pro rata for Excluded Funds, based on the source of the withdrawal. Any withdrawals greater than the 7% per year of the Eligible Payment Amount will cause a reduction in the MGWB Withdrawal Account of the Covered and Excluded Funds, by the proportion that the withdrawal bears to the contract value in Covered and Excluded Funds, respectively, at the time of the withdrawal. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds. Any withdrawals greater than 7% per year of the Eligible Payment Amount will also cause a reduction in the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds or the net contract value transferred.

GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

     1)   your contract value is greater than zero;

     2)   your MGWB Withdrawal Account is greater than zero;

     3)   you have not reached your latest allowable annuity start date;

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     4)   you have not elected to annuitize your Contract; and

     5) you have not died (unless your spouse has elected to continue the contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

     AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

     1)   your MGWB Withdrawal Account is greater than zero;

     2)   you have not reached your latest allowable annuity start date;

     3)   you have not elected to annuitize your Contract; and

     4) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount, until the earliest of (i) your contract's latest annuity start date, (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, (ii) payment of the Commuted Value (defined below) or (iii) the owner's death.

On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

     DEATH BENEFIT DURING AUTOMATIC PERIODIC BENEFIT STATUS. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

     PURCHASE. To purchase the MGWB rider, you must be age 80 or younger on the rider date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

OTHER CONTRACTS

We offer other variable annuity contracts that also invest in the same portfolios of the Trusts. These contracts have different charges that could affect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

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WITHDRAWALS
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Except under certain qualified contracts, you may withdraw all or part of your money any time during the accumulation phase and before the death of the contract owner. If you request a withdrawal for more than 90% of the cash surrender value, and the remaining cash surrender value after the withdrawal is less than $2,500, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount is the total of (i) your cumulative earnings (which is your contract value less premium payments received and prior withdrawals), and (ii) 10% of premium payments not previously withdrawn received within 8 years prior to the date of the withdrawal.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which to withdraw amounts, otherwise we will make the withdrawal on a pro rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

If the aggregate percentage cap on allocations to the Restricted Funds has been exceeded, any subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. If a requested withdrawal would cause the percentage cap to be exceeded, the amount of the withdrawal in excess of the cap would be taken pro rata from all variable subaccounts.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Assets subaccount) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive.

Please be aware that the benefit we pay under certain optional benefit riders will be reduced by any withdrawals you take while the optional benefit rider is in effect. See "Optional Riders."

We offer the following three withdrawal options:

REGULAR WITHDRAWALS

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal you take from a Fixed Interest Allocation more than 30 days before its maturity date. See appendix C and the Fixed Account II prospectus for more information on the application of Market Value Adjustment.

SYSTEMATIC WITHDRAWALS

You may choose to receive automatic systematic withdrawal payments (i) from the contract value in the subaccounts in which you are invested, or (ii) from the interest earned in your Fixed Interest Allocations. You may not elect the systematic withdrawal option if you are taking IRA withdrawals. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non pro rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals on a pro rata basis from all subaccounts in which contract value is invested.

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You decide when you would like systematic payments to start as long as it is at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the 28th day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (i) a fixed dollar amount or (ii) an amount based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

          ------------------------------------------
                               MAXIMUM PERCENTAGE
                                  OF PREMIUMS
          FREQUENCY         NOT PREVIOUSLY WITHDRAWN
          ------------------------------------------
          Monthly                    0.833%
          Quarterly                   2.50%
          Annually                   10.00%
          ------------------------------------------

If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your premium payments not previously withdrawn on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature discussed below which you may add to your regular fixed dollar systematic withdrawal program.

If your systematic withdrawal is based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested, and the amount to be withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

We limit systematic withdrawals from Fixed Interest Allocations to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary's lifetime ("stretch"). Stretch payments will be subject to the same limitations as systematic withdrawals, and non-qualified stretch payments will be reported on the same basis as other systematic withdrawals.

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     FIXED DOLLAR SYSTEMATIC WITHDRAWAL FEATURE. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to an annual maximum of 10% of your premium payments not previously withdrawn as determined on the day we receive your election of this feature. We will not recalculate the maximum limit when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your contract value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Code may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustments when they exceed the applicable maximum percentage.

IRA WITHDRAWALS

If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. You may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date. If your contract date is after the 28th day of the month, your IRA withdrawal will be made on the 28th day of each month.

You may request us to calculate the amount you are required to withdraw from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal from a Fixed Interest Allocation in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment and may be subject to surrender charge.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

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TRANSFERS AMONG YOUR INVESTMENTS
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Between the end of the free look period and the annuity start date, you may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations. We currently do not charge you for transfers made during a contract year, but reserve the right to charge for each transfer after the twelfth transfer in a contract year. WE ALSO RESERVE THE RIGHT TO LIMIT THE NUMBER OF TRANSFERS YOU MAY MAKE AND MAY OTHERWISE MODIFY OR TERMINATE TRANSFER PRIVILEGES IF REQUIRED BY OUR BUSINESS JUDGMENT OR IN ACCORDANCE WITH APPLICABLE LAW. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Covered Funds, Special Funds and Excluded Funds and other investment portfolios may negatively impact your death benefit or rider benefits.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect. Transfers, including those involving Special Funds or Excluded Funds, may also affect your optional rider base. See "The Annuity Contract -- Optional Riders."

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation. To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. We will determine transfer values at the end of the business day on which we receive the transfer request at our Customer Service Center. If we receive your transfer request after 4 p.m. eastern time or the close of regular trading of the New York Stock Exchange, we will make the transfer on the next business day.

Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.

TRANSFERS BY THIRD PARTIES

As a convenience to you, we currently allow you to give third parties the right to make transfers on your behalf. However, when the third party makes transfers for many contract owners, the result can be simultaneous transfers involving large amounts of contract values. Such transfers can disrupt the orderly management of the investment portfolios available to the Contract, can result in higher costs to contract owners, and may not be compatible with the long term goals of contract owners. We require third parties making multiple, simultaneous or large volume transfers to execute a third party service agreement with us prior to executing such transfers. Regardless of whether such an agreement is in place, we may at any time exercise our business judgment and limit or discontinue accepting transfers made by a third party. Limits may be based on, among other criteria, the amount of the aggregate trade or the available investment options for which third parties may make trades on behalf of multiple contract owners. We may also limit or discontinue the right to communicate transfers by facsimile, telephone or email. For example, we currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFund portfolios be received at our Customer Service Center no later than 3 p.m. eastern time.

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We may establish additional procedures or change existing procedures at any time in the exercise of our business judgment.

DOLLAR COST AVERAGING

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in (i) the Limited Maturity Bond subaccount or the Liquid Assets subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Limited Maturity Bond subaccount, the Liquid Assets subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount. We will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the Liquid Assets subaccount. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

If you do not specify to which subaccounts you want to transfer the dollar amount of the source account, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in "Appendix B -- The Investment Portfolios." Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not

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review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

     o Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then-current allocation of contract value to the Restricted Fund(s) and the then-current value of the amount designated to be transferred to that Restricted Fund(s).

     o Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If you request more than the individual limit be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated pro rata to the Restricted Funds.

     o Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING

If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. Transfers made pursuant to automatic rebalancing do not count toward the 12 transfer limit on free transfers.

You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above, in this section and in Appendix B -- The Investment Portfolios. If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro rata.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro rata basis. Additional premium payments and partial withdrawals made on a pro rata basis will not cause the automatic rebalancing program to terminate.

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DEATH BENEFIT CHOICES
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DEATH BENEFIT DURING THE ACCUMULATION PHASE

During the accumulation phase, a death benefit (and earnings multiplier benefit, if elected) is payable when either the contract owner or the first of joint owners or the annuitant (when a contract owner is not an individual) dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. We calculate the death benefit value as of the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center ("claim date"). If your beneficiary wants to receive the death benefit on a date later than this, it may affect the amount of the benefit payable in the future. The proceeds may be received in a single sum, applied to any of the annuity options, or, if available, paid over the beneficiary's lifetime. (See "Systematic Withdrawals" above). A beneficiary's right to elect an annuity option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death."

THE FOLLOWING DESCRIBES THE DEATH BENEFIT OPTIONS FOR CONTRACT OWNERS IN MAY-2003. FOR A DESCRIPTION OF THE CALCULATION OF THE DEATH BENEFITS APPLICABLE UNDER YOUR CONTRACT IF YOU ARE IN A DIFFERENT CATEGORY, PLEASE SEE THE APPLICABLE APPENDIX. PLEASE RETAIN THIS PROSPECTUS AND THE APPENDIX THAT IS APPLICABLE TO YOU SO YOU WILL HAVE IT FOR FUTURE REFERENCE. IF YOU ARE UNSURE OF WHICH CATEGORY APPLIES TO YOU, PLEASE CALL OUR CUSTOMER SERVICE CENTER.

You may choose one of the following Death Benefits: (i) the Standard Death Benefit, (ii) the 7% Solution Enhanced Death Benefit, (iii) the Annual Ratchet Enhanced Death Benefit or (iv) the Max 7 Enhanced Death Benefit. The 7% Solution Enhanced Death Benefit, the Annual Ratchet Enhanced Death Benefit and the Max 7 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The Enhanced Death Benefits are available only at the time you purchase your Contract. The Enhanced Death Benefits are not available where a Contract is owned by joint owners. If you do not choose a death benefit, your death benefit will be the Standard Death Benefit.

Once you choose a death benefit, you cannot change it. We may stop or suspend offering any of the Enhanced Death Benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the Enhanced Death Benefit. The MGWB rider may also affect the death benefit.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

     1)   the contract value; or

     2)   the cash surrender value.

The STANDARD DEATH BENEFIT equals the GREATER of:

     1)   the Base Death Benefit; and

     2) the Standard Minimum Guaranteed Death Benefit ("Standard MGDB") for amounts allocated to Covered Funds plus the contract value allocated to Excluded Funds.

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The Standard MGDB allocated to Covered Funds equals premiums allocated to Covered Funds less pro rata adjustments for any withdrawals and transfers.

The Standard MGDB allocated to Excluded Funds equals premiums allocated to Excluded Funds less pro rata adjustments for any withdrawals and transfers. This calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the Standard MGDB on a pro rata basis. The percentage reduction in the Standard MGDB for each Fund category (i.e. Covered or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The pro rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall Standard MGDB.

     o Net transfers from Covered Funds to Excluded Funds will reduce the Standard MGDB in the Covered Funds on a pro rata basis. The increase in the Standard MGDB allocated to Excluded Funds will equal the decrease in the Standard MGDB in Covered Funds.

     o Net transfers from Excluded Funds to Covered Funds will reduce the Standard MGDB in Excluded Funds on a pro rata basis. The increase in the Standard MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the decrease in the Standard MGDB in Excluded Funds.

ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit or the Enhanced Death Benefit option elected. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund or Excluded Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund or Excluded Fund may limit or reduce the Enhanced Death Benefit.

For the period during which a portion of the contract value is allocated to a Special Fund or Excluded Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The 7% SOLUTION ENHANCED DEATH BENEFIT is the greater of:

     1)   the Standard Death Benefit; and

     2)   the lesser of:

          a) 3 times all premium payments, adjusted for withdrawals (the "cap"); and

          b) the sum of the 7% Solution Minimum Guaranteed Death Benefit ("7% MGDB") allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.

For Contracts issued on or after May 1, 2003, for purposes of calculating the 7% Solution Enhanced Death Benefit, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio, the ING Limited Maturity Bond Portfolio, the ING VP Bond Portfolio, the ING Core Bond Portfolio, the Fixed Account, the Fixed Interest Division, and the TSA Special Fixed Account. For Contracts issued prior to May 1, 2003, the ING VP Bond Portfolio and the ING Core Bond Portfolio are not designated as Special Funds. No investment options are currently designated as Excluded Funds.

The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.

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The 7% MGDB allocated to Special Funds equals premiums allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation of Minimum Guaranteed Death Benefit allocated to Special Funds.

The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the 7% MGDB on a pro rata basis. The percentage reduction in the 7% MGDB for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The pro rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro rata basis.

The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the greater of:

     1)   the Standard Death Benefit; and

     2) the Annual Ratchet Minimum Guaranteed Death Benefit ("Annual Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds.

No funds are currently designated as Excluded Funds for purposes of the Annual Ratchet MGDB.

The Annual Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Covered Funds will be set to the greater of:

     1) the current contract value in Covered Funds (after deductions occurring as of that date); and

     2) the Annual Ratchet MGDB in Covered Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums, and partial withdrawals attributable to Covered Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Covered Funds is equal to the Annual Ratchet MGDB in the Covered Funds from the last contract anniversary, adjusted for new premiums, and partial withdrawals attributable to Covered Funds, and transfers.

The Annual Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On the contract date, the Annual Ratchet MGDB allocated to Excluded Funds is equal to the premium and credits allocated to Excluded Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Excluded Funds will be set to the greater of:

     1) the current contract value in Excluded Funds (after deductions occurring as of that date); or

     2) the Annual Ratchet MGDB in the Excluded Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Excluded Funds is equal to the Annual Ratchet MGDB in the Excluded Funds from the last contract anniversary, adjusted for new premiums, credits, and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Annual Ratchet MGDB on a pro rata basis. The pro rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

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Net transfers from Covered Funds to Special or Excluded Funds will reduce the 7% MGDB in Covered Funds on a pro-rata basis. The increase in the 7% MGDB allocated to Special or Excluded Funds, as applicable, will equal the decrease in the 7% MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Annual Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Annual Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Annual Ratchet MGDB in Excluded Funds

The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the 7% Solution Enhanced Death Benefit or the Annual Ratchet Enhanced Death Benefit described above. Each Enhanced Death Benefit is determined independently of the other at all times.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

EARNINGS MULTIPLIER BENEFIT RIDER. The earnings multiplier benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. The rider is subject to state availability and is available only for issue ages 75 or under. You may add it at issue of the Contract or, if not yet available in your state, on the next contract anniversary following introduction of the rider in your state. The date on which the rider is added is referred to as the "rider effective date."

If the rider is added at issue, the rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to 150% of premiums adjusted for withdrawals ("Maximum Base"). Currently, if added at issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) the Maximum Base; and ii) the contract value on the claim date minus premiums adjusted for withdrawals. If added after issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) 150% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals; and ii) the contract value on the claim date minus the contract value on the rider effective date, minus subsequent premiums adjusted for subsequent withdrawals. The adjustment to the benefit for withdrawals is pro rata, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

There is an extra charge for the earnings multiplier benefit rider and once selected, it may not be revoked. The rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a charge for the rider, even though no benefit would be payable at death under the rider if there are no gains under the Contract. Please see "Charges and Fees -- Earnings Multiplier Benefit Charge" for a description of the charge.

The rider is available for both non-qualified and qualified contracts. Please see the discussions of possible tax consequences in "Federal Tax
Considerations," "Individual Retirement Annuities," "Taxation of Qualified Contracts," and "Tax Consequences of Enhanced Death Benefit," in this prospectus.

DEATH BENEFIT DURING THE INCOME PHASE

If any contract owner or the annuitant dies after the annuity start date, we will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

CONTINUATION AFTER DEATH -- SPOUSE

If at the contract owner's death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the contract as his or her own, the following will apply:

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value on that date is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you

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direct otherwise. If there is no contract value in any subaccount, we will allocate the addition to the Liquid Assets subaccount, or its successor. Such addition to contract value will not affect the guaranteed death benefit or any living benefit rider values. Any addition to contract value is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the contract elects to continue the contract as his or her own.

The death benefits under each of the available options will continue, based on the surviving spouse's age on the date that ownership changes.

At subsequent surrender, we will waive any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner. Any premiums paid later will be subject to any applicable surrender charge.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Liquid Assets subaccount, or its successor.

The earnings multiplier benefit rider will continue, if the surviving spouse is eligible based on his or her attained age. If the surviving spouse is older than the maximum rider issue age, the rider will terminate. The Maximum Base and the percentages will be reset based on the adjusted contract value. The calculation of the benefit going forward will be: (i) based on the attained age of the spouse at the time of the ownership change using current values as of that date;
(ii) computed as if the rider were added to the Contract after issue and after the increase; and (iii) based on the Maximum Base and percentages in effect on the original rider date. However, we may permit the surviving spouse to elect to use the then-current Maximum Base and percentages in the benefit calculation.

CONTINUATION AFTER DEATH -- NOT A SPOUSE

If the beneficiary or surviving joint owner is not the spouse of the owner, the contract may continue in force subject to the required distribution rules of the Code. See next section, "Required Distributions Upon Contract Owner's Death."

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Liquid Assets subaccount, or its successor.

The death benefit will then terminate. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. No additional premium payments may be made.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Liquid Assets subaccount, or its successor. The earnings multiplier benefit rider then terminates, whether or not a benefit was payable under the terms of the rider.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH

We will not allow any payment of benefits provided under a non-qualified Contract which do not satisfy the requirements of Section 72(s) of the Code.

If any contract owner of a non-qualified contract dies before the annuity start date, we will distribute the death benefit payable to the beneficiary as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from

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us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (i) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (ii) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (iii) all rights and privileges granted by the Contract or allowed by us will belong to the spouse as contract owner of the Contract. We deem the spouse to have made this election if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is not a spouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary ("stretch"). "Stretch" payments will be subject to the same limitations as systematic withdrawals, and non-qualified "stretch" payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from an owner's beneficiary who is not a spouse within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from the date of death. We will determine the death benefit as of the date we receive proof of death. Such cash payment will be in full settlement of all our liability under the Contract.

If a contract owner dies after the annuity start date, all of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If a contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of a contract owner.

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THE ANNUITY OPTIONS
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ANNUITIZATION OF YOUR CONTRACT

If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option you chose. You may change an annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value, adjusted for any applicable Market Value Adjustment, on the annuity start date in accordance with the annuity option you chose. The MGIB annuity benefit may be available if you have purchased the MGIB rider, provided the waiting period and other specified conditions have been met.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

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The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate under applicable law), the total contract value applied to periodic income payments, and the applicable payment rate.

Our approval is needed for any option where:

     1) The person named to receive payment is other than the contract owner or beneficiary;

     2)   The person named is not a natural person, such as a corporation; or

     3) Any income payment would be less than the minimum annuity income payment allowed.

SELECTING THE ANNUITY START DATE

You select the annuity start date, which is the date on which the annuity payments commence. The annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see "Federal Tax Considerations" and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax adviser for tax advice before investing.

FREQUENCY OF ANNUITY PAYMENTS

You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

BENEFICIARY RIGHTS

A beneficiary's right to elect an annuity option or receive a lump sum may have been restricted by the contract owner. If so, such options will not be available to the beneficiary.

THE ANNUITY OPTIONS

We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed payments are currently available. For a

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fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

     OPTION 1. INCOME FOR A FIXED PERIOD. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

     OPTION 2. INCOME FOR LIFE WITH A PERIOD CERTAIN. Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain, such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount of your Contract. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them. If you do not choose an annuity option, we will select this option with a 10-year period certain for you.

     OPTION 3. JOINT LIFE INCOME. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

     OPTION 4. ANNUITY PLAN. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

PAYMENT WHEN NAMED PERSON DIES

When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and Golden American. The amounts we will pay are determined as follows:

     1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. We will base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2.

     2) For Option 3, no amounts are payable after both named persons have died.

     3) For Option 4, the annuity option agreement will state the amount we will pay, if any.

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OTHER CONTRACT PROVISIONS
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REPORTS TO CONTRACT OWNERS

We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted

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from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report and in any confirmation notice. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (i) when the New York Stock Exchange is closed; (ii) when trading on the New York Stock Exchange is restricted; (iii) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B's net assets; or (iv) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

IN CASE OF ERRORS IN YOUR APPLICATION

If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought had the age or gender not been misstated.

ASSIGNING THE CONTRACT AS COLLATERAL

You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. We will give you advance notice of such changes.

FREE LOOK

You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, (i) we adjust your contract value for any market value adjustment (if you have invested in the Fixed Account), and (ii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Assets subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and cancellation request in good order. We determine your contract value at the close of business on the day we void your Contract. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

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SPECIAL ARRANGEMENTS

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

SELLING THE CONTRACT

Our affiliate Directed Services, Inc. ("DSI"), 1475 Dunwoody Dr., West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other Golden American contracts. DSI, a New York corporation, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

DSI does not retain any commissions or compensation paid to it by Golden American for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products. Selling firms are also registered with the SEC and are NASD member firms.

DSI pays selling firms for Contract sales according to one or more schedules. DSI has entered into a selling agreement with Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") to sell the Contracts through registered representatives. This compensation is generally based on a percentage of premium payments. Merrill Lynch may receive commissions of up to 6.0% of premium payments. In addition, it may receive ongoing annual compensation of up to 1.25% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on the firm's practices. Commissions and annual compensation, when combined, could exceed 6.0% of total premium payments.

DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments, and/or a percentage of Contract values.

Affiliated selling firms may include Aeltus Capital, Inc., BancWest Investment Services, Inc., Baring Investment Services, Inc., Compulife Investor Services, Inc., Financial Network Investment Corporation, Financial Northeastern Corporation, Granite Investment Services, Inc. Guaranty Brokerage Services, Inc., IFG Network Securities, Inc., ING America Equities, Inc., ING Barings Corp., ING Brokers Network, LLC, ING Direct Funds Limited, ING DIRECT Securities, Inc., ING Financial Advisers LLC, ING Furman Selz Financial Services LLC, ING Funds Distributor, LLC, ING TT&S (U.S.) Securities, Inc., Investors Financial Group, LLC, Locust Street Securities, Inc., Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc., Systematized Benefits Administrators, Inc., United Variable Services, Inc., VESTAX Securities Corporation, and Washington Square Securities, Inc.

We may also make additional payments to Merrill Lynch for marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts.

We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered in this prospectus.

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OTHER INFORMATION
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VOTING RIGHTS

We will vote the shares of a Trust owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

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We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion.

STATE REGULATION

We are regulated by the Insurance Department of the State of Delaware. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS

We are not aware of any pending legal proceedings which involve Separate Account B as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

Directed Services, Inc., the principal underwriter and distributor of the contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

LEGAL MATTERS

The legal validity of the Contracts was passed on by Kimberly J. Smith, Assistant Secretary of Golden American.

EXPERTS

The audited consolidated financial statements and schedules of Golden American as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002, and the statement of assets and liabilities of Separate Account B as of December 31, 2002 and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, appearing in the SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing in the SAI and in the Registration Statement, and are included in reliance on such reports given on the authority of such firm as experts in accounting and auditing.

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FEDERAL TAX CONSIDERATIONS
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The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

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This summary references enhanced death benefits and earnings multiplier benefits that may not be available under your Contract. Please see your Contract, and "The Annuity Contract -- Optional Riders" and "Death Benefit Choices" in this prospectus.

TYPES OF CONTRACTS:  NON-QUALIFIED OR QUALIFIED

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS

     DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for non-qualified Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Separate Account B, through the subaccounts, will satisfy these diversification requirements.

     INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. It is possible that these Contract features may exceed the limits imposed by the tax law. If so, you would be treated as the owner of the Separate Account B assets that underlie your Contract and thus subject to current taxation on the income and gains from those assets. While we believe that the Contracts do not give contract owners investment control over Separate Account B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Separate Account B assets supporting the Contract.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts. Qualified Contracts are subject to special rules -- see below.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

     IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a

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qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.

TAXATION OF NON-QUALIFIED CONTRACTS

     NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     DELAYED ANNUITY STARTING DATE. If the Contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

     WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs (including amounts paid to you under the MGWB rider), the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. The contract value that applies for this purpose is unclear in some respects. For example, the living benefits provided under the Contract, i.e., the GMAB, GMWB and GMIB, as well as the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

     PENALTY TAX ON CERTAIN WITHDRAWALS. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

     o    made on or after the taxpayer reaches age 59 1/2;

     o    made on or after the death of a contract owner;

     o    attributable to the taxpayer's becoming disabled; or

     o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We

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currently treat any partial annuitizations, such as those associated with the MGIB benefit, as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments.

     TRANSFERS, ASSIGNMENTS AND EXCHANGES. A transfer or assignment of ownership of a Contract, the designation of an annuitant or payee other than an owner, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment, designation or exchange, should consult a tax adviser as to the tax consequences.

     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. PLEASE NOTE THAT REQUIRED MINIMUM DISTRIBUTIONS UNDER QUALIFIED CONTRACTS MAY BE SUBJECT TO SURRENDER CHARGE AND/OR MARKET VALUE ADJUSTMENT, IN ACCORDANCE WITH THE TERMS OF THE CONTRACT. THIS COULD AFFECT THE AMOUNT THAT MUST BE TAKEN FROM THE CONTRACT IN ORDER TO SATISFY REQUIRED MINIMUM DISTRIBUTIONS.

     DIRECT ROLLOVERS. If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code,

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qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

     CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

     INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

     DISTRIBUTIONS - IRAS. All distributions from a traditional IRA are taxed as received unless either one of the following is true:

     o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

     o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate one or more of the following:

     o    Start date for distributions;

     o The time period in which all amounts in your account(s) must be distributed; or

     o    Distribution amounts.

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Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

     o Over your life or the joint lives of you and your designated beneficiary; or

     o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply after your death.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2002, your entire balance must be distributed to the designated beneficiary by December 31, 2007. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time-frames:

     o    Over the life of the designated beneficiary; or

     o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

     o December 31 of the calendar year following the calendar year of your death; or

     o December 31 of the calendar year in which you would have attained age 70 1/2.

In lieu of taking a distribution under these rules, a spouse who is the sole beneficiary may elect to treat the account as his or her own IRA. In such case, the surviving spouse will be able to make contributions to the account, make rollovers from the account, and defer taking a distribution until his or her age 70 1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the account, makes additional contributions to the account, or fails to take a distribution within the required time period.

     ROTH IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

     DISTRIBUTIONS -- ROTH IRAS. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

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     o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

     o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

     TAX SHELTERED ANNUITIES. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Distributions allocable to salary reduction contributions, but not earnings on such contributions, may also be distributed upon hardship. Certain penalties may apply.

     TSAS -- LOANS. Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Code ("TSA"). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, and the Code. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

     Any outstanding loan balance impacts the following:

     1) Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

     2) Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

     3)   Riders:

          a) Minimum Guaranteed Income Benefit ("MGIB") Rider. If you exercise the MGIB rider, we reduce the MGIB Base by an amount equal to the ratio of the outstanding loan balance to the contract value multiplied by the MGIB Base.

          b) Minimum Guaranteed Withdrawal Benefit ("MGWB") Rider. The portion of the contract value used to pay off the outstanding loan balance will reduce the MGWB Withdrawal Account. We do not recommend the MGWB rider if loans are contemplated.

          c) Minimum Guaranteed Accumulation Benefit ("MGAB") Rider. Generally, loan repayment periods should not extend into the 3-year period preceding the end of the Waiting Period, because transfers made within such 3-year period reduce the MGAB Base and the MGAB Charge Base pro rata based on the percentage of contract value transferred. Transfers

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               between the TSA Special Fixed Account and the variable accounts will not be excluded from this treatment.

     TSAS-- DISTRIBUTIONS. All distributions from Section 403(b) plans are taxed as received unless either of the following are true:

     o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account
          (IRA) in accordance with the Tax Code; or

     o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

     Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and

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conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

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STATEMENT OF ADDITIONAL INFORMATION
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     TABLE OF CONTENTS

     Item
     Introduction
     Description of Golden American Life Insurance Company
     Safekeeping of Assets
     The Administrator
     Independent Auditors
     Distribution of Contracts
     Performance Information
     IRA Partial Withdrawal Option
     Other Information
     Financial Statements of Golden American Life Insurance Company Financial Statements of Separate Account B

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                     NAME

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                     SOCIAL SECURITY NUMBER

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                     CITY, STATE, ZIP

Generations - 126034                                                  05/01/2003
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Generations - 126034

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APPENDIX A
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                         CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2002, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Golden American Separate Account B available under the Contract for the indicated periods.

                                              2002       2001       2000       1999       1998       1997       1996       1995
                                              ----       ----       ----       ----       ----       ----       ----       ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.40 %
   AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period             $10.99     $10.00 (11)
      AUV at End of Period                    $7.34     $10.99
      Number of Accumulation Units
         Outstanding at End of Period       218,094     16,786

   FIDELITY VIP EQUITY--INCOME
      AUV at Beginning of Period              $9.59     $10.00 (12)
      AUV at End of Period                    $7.83      $9.59
      Number of Accumulation Units
         Outstanding at End of Period       478,395

   FIDELITY VIP GROWTH
      AUV at Beginning of Period              $9.27     $10.00 (12)
      AUV at End of Period                    $6.37      $9.27
      Number of Accumulation Units
         Outstanding at End of Period       523,176

   ING AIM MID CAP GROWTH
      AUV at Beginning of Period             $14.71     $18.92     $21.92     $14.23     $14.31     $11.78     $10.01     $10.00 (1)
      AUV at End of Period                    $9.91     $14.71     $18.92     $21.92     $14.23     $14.31     $11.78     $10.01
      Number of Accumulation Units
         Outstanding at End of Period     2,906,118  3,787,157  4,824,609  2,450,796  1,105,850    554,068    231,567     47,478

   ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period             $14.64     $17.21     $21.06     $17.01     $15.41     $12.49     $10.00 (3)
      AUV at End of Period                   $10.10     $14.64     $17.21     $21.06     $17.01     $15.41     $12.49
      Number of Accumulation Units
         Outstanding at End of Period     5,368,761  6,450,280  6,881,891  5,870,533  3,297,314    438,636     38,037

   ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period             $10.02     $10.55     $10.00 (7)
      AUV at End of Period                    $7.53     $10.02     $10.55
      Number of Accumulation Units
         Outstanding at End of Period     4,513,818  3,900,663  2,138,069

   ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period             $17.54     $20.19     $23.97     $14.88     $11.67     $10.55      $9.53      $9.28 (1)
      AUV at End of Period                   $13.80     $17.54     $20.19     $23.97     $14.88     $11.67     $10.55      $9.53
      Number of Accumulation Units
         Outstanding at End of Period     1,965,665  1,757,559  1,348,844    676,402    610,300    443,665    231,774

   ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period             $17.87     $18.40     $22.82     $15.37     $12.88     $11.84     $10.00     $10.00 (2)
      AUV at End of Period                   $13.14     $17.87     $18.40     $22.82     $15.37     $12.88     $11.84     $10.00
      Number of Accumulation Units
         Outstanding at End of Period     5,592,680  7,129,680  6,884,892  5,053,919  2,476,498    559,014    227,347         --

   ING DEVELOPING WORLD
      AUV at Beginning of Period              $7.08      $7.58     $11.61      $7.28     $10.00 (6)
      AUV at End of Period                    $6.23      $7.08      $7.58     $11.61      $7.28
      Number of Accumulation Units
         Outstanding at End of Period     1,922,891  2,270,962  2,014,772  2,133,907    417,221

   ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period             $18.34     $19.46     $18.14     $18.31     $18.28     $14.57     $13.36     $12.41 (1)
      AUV at End of Period                   $15.00     $18.34     $19.46     $18.14     $18.31     $18.28     $14.57     $13.36
      Number of Accumulation Units
         Outstanding at End of Period     2,314,069  2,404,425  2,586,368  1,825,971  1,415,540    469,649    249,994     23,394

   ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period              $9.09      $9.88     $10.00 (9)
      AUV at End of Period                    $7.23      $9.09      $9.88
      Number of Accumulation Units
         Outstanding at End of Period     1,436,694    685,331    290,230

   ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period              $7.62     $10.00 (10)
      AUV at End of Period                    $4.65      $7.62
      Number of Accumulation Units
         Outstanding at End of Period       387,487     47,818

   ING HARD ASSETS
      AUV at Beginning of Period             $14.14     $16.32     $17.37     $14.28     $20.57     $19.65     $14.96     $14.71 (1)
      AUV at End of Period                   $14.05     $14.14     $16.32     $17.37     $14.28     $20.57     $19.65     $14.96
      Number of Accumulation Units
         Outstanding at End of Period       575,255    295,871    309,819    355,052    258,034     90,379     43,232      2,847

   ING INTERNATIONAL EQUITY
      AUV at Beginning of Period              $8.66     $11.37     $15.57     $10.29      $9.90     $10.28 (5)
      AUV at End of Period                    $7.16      $8.66     $11.37     $15.57     $10.29      $9.90
      Number of Accumulation Units
         Outstanding at End of Period     4,449,069  5,060,321  5,535,477  4,666,041  2,422,075     90,783

   ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period              $8.87      $9.94     $10.00 (9)
      AUV at End of Period                    $7.05      $8.87      $9.94
      Number of Accumulation Units
         Outstanding at End of Period     1,676,922  1,073,857    274,785

   ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period              $8.32      $8.89     $10.00 (9)
      AUV at End of Period                    $6.08      $8.32      $8.89
      Number of Accumulation Units
         Outstanding at End of Period       464,523    368,091    121,670

   ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period             $21.60     $25.17     $30.11     $24.50     $22.05     $17.34     $14.63     $14.23 (1)
      AUV at End of Period                   $15.06     $21.60     $25.17     $30.11     $24.50     $22.05     $17.34     $14.63
      Number of Accumulation Units
         Outstanding at End of Period     2,929,610  3,606,212  3,626,696  2,412,721  1,342,756    312,229    174,592     16,369

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $8.22
      Number of Accumulation Units
         Outstanding at End of Period        72,898

   ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $7.85
      Number of Accumulation Units
         Outstanding at End of Period       169,670

   ING LIMITED MATURITY BOND
      AUV at Beginning of Period             $19.06     $17.76     $16.72     $16.77     $15.91     $15.13     $14.71     $14.35 (1)
      AUV at End of Period                   $20.16     $19.06     $17.76     $16.72     $16.77     $15.91     $15.13     $14.71
      Number of Accumulation Units
         Outstanding at End of Period     6,261,694  4,325,602  3,621,501  2,938,050  1,557,946    133,461     46,293     11,834

   ING LIQUID ASSETS
      AUV at Beginning of Period             $15.84     $15.47     $14.79     $14.33     $13.83     $13.35     $12.89     $12.76 (1)
      AUV at End of Period                   $15.84     $15.84     $15.47     $14.79     $14.33     $13.83     $13.35     $12.89
      Number of Accumulation Units
         Outstanding at End of Period    12,089,343 14,053,316 14,214,982 13,701,796  3,587,644    353,076     84,960     62,084

   ING MARSICO GROWTH
      AUV at Beginning of Period             $15.14     $22.02     $28.62     $16.29     $13.03     $11.42     $10.00 (4)
      AUV at End of Period                   $10.52     $15.14     $22.02     $28.62     $16.29     $13.03     $11.42
      Number of Accumulation Units
         Outstanding at End of Period    12,372,395 16,739,731 18,211,995 14,289,972  3,293,705    343,006

   ING MERCURY FOCUS VALUE
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $8.37
      Number of Accumulation Units
         Outstanding at End of Period        93,268

   ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $7.97
      Number of Accumulation Units
         Outstanding at End of Period        44,773

   ING MFS MID CAP GROWTH
      AUV at Beginning of Period             $31.80     $42.23     $39.59     $22.43     $18.52     $15.70     $13.21     $12.95 (3)
      AUV at End of Period                   $16.05     $31.80     $42.23     $39.59     $22.43     $18.52     $15.70     $13.21
      Number of Accumulation Units
         Outstanding at End of Period     5,485,147  6,612,249  7,313,425  4,873,150  1,905,009    177,125     28,223

   ING MFS RESEARCH
      AUV at Beginning of Period             $20.44     $26.39     $28.04     $22.89     $18.87     $15.93     $13.10     $12.25 (4)
      AUV at End of Period                   $15.14     $20.44     $26.39     $28.04     $22.89     $18.87     $15.93     $13.10
      Number of Accumulation Units
         Outstanding at End of Period     5,913,309  7,316,946  8,149,686  6,431,949  3,902,975    268,126

   ING MFS TOTAL RETURN
      AUV at Beginning of Period             $20.56     $20.75     $18.06     $17.72     $16.10     $13.51     $12.05     $11.41 (4)
      AUV at End of Period                   $19.23     $20.56     $20.75     $18.06     $17.72     $16.10     $13.51     $12.05
      Number of Accumulation Units
         Outstanding at End of Period     9,138,045  9,253,396  9,222,565  8,274,090  3,982,961    286,032

   ING PIMCO CORE BOND
      AUV at Beginning of Period             $11.86     $11.74     $11.79     $13.09     $11.87     $11.96     $11.55     $11.20 (6)
      AUV at End of Period                   $12.71     $11.86     $11.74     $11.79     $13.09     $11.87     $11.96     $11.55
      Number of Accumulation Units
         Outstanding at End of Period     4,410,375  1,669,195  1,224,547    753,003    396,067     10,655

   ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period             $11.65     $11.59     $10.00 (7)
      AUV at End of Period                    $8.55     $11.65     $11.59
      Number of Accumulation Units
         Outstanding at End of Period     3,519,150  4,280,223  2,182,516

   ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period             $10.63     $11.26     $10.00 (7)
      AUV at End of Period                    $8.07     $10.63     $11.26
      Number of Accumulation Units
         Outstanding at End of Period     1,177,892    952,473    539,461

   ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period             $28.22     $26.04     $21.65     $20.53     $19.66     $17.29     $15.07     $14.62 (1)
      AUV at End of Period                   $27.96     $28.22     $26.04     $21.65     $20.53     $19.66     $17.29     $15.07
      Number of Accumulation Units
         Outstanding at End of Period     5,326,019  4,592,780  3,264,322  2,546,589  1,628,158    414,805    173,475     13,988

   ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period             $23.90     $23.91     $21.47     $21.94     $20.55     $17.75     $16.55     $15.94 (1)
      AUV at End of Period                   $20.45     $23.90     $23.91     $21.47     $21.94     $20.55     $17.75     $16.55
      Number of Accumulation Units
         Outstanding at End of Period     2,796,774  3,366,042  2,309,478  2,014,454    800,490    255,396    150,732     21,073

   ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $7.82
      Number of Accumulation Units
         Outstanding at End of Period       124,181

   ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $8.85
      Number of Accumulation Units
         Outstanding at End of Period       220,958

   ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period             $21.65     $24.94     $25.83     $22.61     $20.09     $15.69     $13.19     $12.12 (1)
      AUV at End of Period                   $18.19     $21.65     $24.94     $25.83     $22.61     $20.09     $15.69     $13.19
      Number of Accumulation Units
         Outstanding at End of Period     6,183,621  7,290,571  8,035,274  7,496,161  4,591,471    853,473    355,191     36,100

   ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period             $28.40     $26.64     $20.62     $21.74     $25.48     $21.04     $15.78     $14.91 (1)
      AUV at End of Period                   $28.06     $28.40     $26.64     $20.62     $21.74     $25.48     $21.04     $15.78
      Number of Accumulation Units
         Outstanding at End of Period     1,167,176    887,731  1,006,919    534,577    436,867    135,993     42,710      2,910

   ING VP BOND PORTFOLIO
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                   $10.64
      Number of Accumulation Units
         Outstanding at End of Period       719,279

   ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period              $7.79     $10.00 (10)
      AUV at End of Period                    $5.26      $7.79
      Number of Accumulation Units
         Outstanding at End of Period       143,307     82,839

   ING VP MAGNACAP
      AUV at Beginning of Period              $9.35     $10.00 (10)
      AUV at End of Period                    $7.10      $9.35
      Number of Accumulation Units
         Outstanding at End of Period       211,733     38,846

   ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period              $8.33     $10.00 (10)
      AUV at End of Period                    $4.62      $8.33
      Number of Accumulation Units
         Outstanding at End of Period       774,557    180,638

   ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period              $7.02      $8.75     $10.00 (8)
      AUV at End of Period                    $5.21      $7.02      $8.75
      Number of Accumulation Units
         Outstanding at End of Period       467,247    306,137    110,552

   INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period             $10.27     $10.00 (11)
      AUV at End of Period                    $7.65     $10.27
      Number of Accumulation Units
         Outstanding at End of Period       351,424     20,414

   INVESCO VIF LEISURE FUND
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $8.44
      Number of Accumulation Units
         Outstanding at End of Period        69,607

   INVESCO VIF--FINANCIAL SERVICES
      AUV at Beginning of Period              $9.37     $10.00 (11)
      AUV at End of Period                    $7.86      $9.37
      Number of Accumulation Units
         Outstanding at End of Period       584,090     28,966

   INVESCO VIF--UTILITIES
      AUV at Beginning of Period              $8.11     $10.00 (11)
      AUV at End of Period                    $6.37      $8.11
      Number of Accumulation Units
         Outstanding at End of Period       127,144      5,341

   JENNISON PORTFOLIO
      AUV at Beginning of Period              $6.30      $7.85     $10.00 (11)
      AUV at End of Period                    $4.27      $6.30      $7.85
      Number of Accumulation Units
         Outstanding at End of Period     1,009,408  1,264,693    194,916

   PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period             $10.10     $10.01     $10.24     $10.08     $10.00 (6)
      AUV at End of Period                    $9.84     $10.10     $10.01     $10.24     $10.08
      Number of Accumulation Units
         Outstanding at End of Period     6,193,058  5,836,177  5,140,416  5,053,972  1,630,971

   PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period             $10.23     $11.72     $13.13     $11.11     $10.00 (6)
      AUV at End of Period                    $8.05     $10.23     $11.72     $13.13     $11.11
      Number of Accumulation Units
         Outstanding at End of Period     4,911,149  5,825,877  6,006,923  4,797,771  1,527,698

   PIONEER FUND VCT
      AUV at Beginning of Period              $9.39     $10.00 (11)
      AUV at End of Period                    $7.47      $9.39
      Number of Accumulation Units
         Outstanding at End of Period       291,461     27,047

   PIONEER MID CAP VALUE
      AUV at Beginning of Period             $10.72     $10.00 (11)
      AUV at End of Period                    $9.36     $10.72
      Number of Accumulation Units
         Outstanding at End of Period       983,243    170,276

   PROFUND VP BULL
      AUV at Beginning of Period              $8.90     $10.00 (10)
      AUV at End of Period                    $6.67      $8.90
      Number of Accumulation Units
         Outstanding at End of Period     1,231,933    805,047

   PROFUND VP EUROPE 30
      AUV at Beginning of Period              $8.27     $10.00 (10)
      AUV at End of Period                    $6.05      $8.27
      Number of Accumulation Units
         Outstanding at End of Period       257,910      8,429

   PROFUND VP SMALL CAP
      AUV at Beginning of Period              $9.43     $10.00 (10)
      AUV at End of Period                    $7.21      $9.43
      Number of Accumulation Units
         Outstanding at End of Period     1,755,934  1,134,989

   SP JENNISON INTERNATIONAL GROWTH
      AUV at Beginning of Period              $5.41      $8.56     $10.00 (9)
      AUV at End of Period                    $4.12      $5.41      $8.56
      Number of Accumulation Units
         Outstanding at End of Period       535,933    294,591     65,551

   FOOTNOTES
   (1)  Fund First Available during October 1995
   (2)  Fund First Available during January 1996
   (3)  Fund First Available during September 1996
   (4)  Fund First Available during February 1997
   (5)  Fund First Available during October 1997
   (6)  Fund First Available during May 1998
   (7)  Fund First Available during February 2000
   (8)  Fund First Available during May 2000
   (9)  Fund First Available during October 2000
   (10) Fund First Available during May 2001
   (11) Fund First Available during November 2001
   (12) Fund First Available during May 2002

                                             2002         2001        2000
                                             ----         ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.45 %

   AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period            $10.99       $10.00 (5)
      AUV at End of Period                   $7.34       $10.99
      Number of Accumulation Units
         Outstanding at End of Period      226,140       23,503

   FIDELITY VIP EQUITY--INCOME
      AUV at Beginning of Period             $9.59       $10.00 (7)
      AUV at End of Period                   $7.83        $9.59
      Number of Accumulation Units
         Outstanding at End of Period      321,872

   FIDELITY VIP GROWTH
      AUV at Beginning of Period             $9.27       $10.00 (7)
      AUV at End of Period                   $6.37        $9.27
      Number of Accumulation Units
         Outstanding at End of Period      534,217

   GALAXY VIP ASSET ALLOCATION
      AUV at Beginning of Period             $9.83       $10.78      $10.52
      AUV at End of Period                   $8.14        $9.83      $10.78
      Number of Accumulation Units
         Outstanding at End of Period       41,973       72,907      70,287

   GALAXY VIP EQUITY FUND
      AUV at Beginning of Period             $9.20       $11.41      $11.52
      AUV at End of Period                   $6.56        $9.20      $11.41
      Number of Accumulation Units
         Outstanding at End of Period       41,998       41,998      46,533

   GALAXY VIP GROWTH & INCOME
      AUV at Beginning of Period            $10.39       $10.98      $10.27
      AUV at End of Period                   $7.55       $10.39      $10.98
      Number of Accumulation Units
         Outstanding at End of Period        6,936        7,205       4,780

   GALAXY VIP QUALITY PLUS BOND
      AUV at Beginning of Period            $11.69       $11.04       $9.95
      AUV at End of Period                  $12.72       $11.69      $11.04
      Number of Accumulation Units
         Outstanding at End of Period        2,440        2,442       2,299

   GALAXY VIP SMALL COMPANY GROWTH
      AUV at Beginning of Period            $13.12       $13.34      $15.07
      AUV at End of Period                   $8.67       $13.12      $13.34
      Number of Accumulation Units
         Outstanding at End of Period        1,319        1,322       1,108

   ING AIM MID CAP GROWTH
      AUV at Beginning of Period            $14.64       $18.85      $21.70 (1)
      AUV at End of Period                   $9.86       $14.64      $18.85
      Number of Accumulation Units
         Outstanding at End of Period    1,870,966    2,160,544   1,797,957

   ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period            $14.59       $17.17      $20.13 (1)
      AUV at End of Period                  $10.06       $14.59      $17.17
      Number of Accumulation Units
         Outstanding at End of Period    1,918,853    1,780,512   1,239,023

   ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period            $10.01       $10.54      $10.00 (1)
      AUV at End of Period                   $7.52       $10.01      $10.54
      Number of Accumulation Units
         Outstanding at End of Period    6,465,372    4,561,875   1,537,946

   ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period            $17.43       $20.08      $22.29 (1)
      AUV at End of Period                  $13.71       $17.43      $20.08
      Number of Accumulation Units
         Outstanding at End of Period    2,246,289    1,775,926     965,140

   ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period            $17.82       $18.35      $23.69 (1)
      AUV at End of Period                  $13.09       $17.82      $18.35
      Number of Accumulation Units
         Outstanding at End of Period    2,986,430    2,714,045   1,586,595

   ING DEVELOPING WORLD
      AUV at Beginning of Period             $7.07        $7.57      $11.66 (1)
      AUV at End of Period                   $6.22        $7.07       $7.57
      Number of Accumulation Units
         Outstanding at End of Period    1,365,017    1,495,431     760,058

   ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period            $18.25       $19.38      $17.48 (1)
      AUV at End of Period                  $14.92       $18.25      $19.38
      Number of Accumulation Units
         Outstanding at End of Period    1,201,589      833,753     472,034

   ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period             $9.09        $9.88      $10.00 (3)
      AUV at End of Period                   $7.22        $9.09       $9.88
      Number of Accumulation Units
         Outstanding at End of Period    1,947,601      959,092     131,431

   ING GET FUND -- SERIES T
      AUV at Beginning of Period            $10.00 (8)
      AUV at End of Period                  $10.07
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING GET FUND -- SERIES U
      AUV at Beginning of Period            $10.00 (9)
      AUV at End of Period                  $10.00
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period             $7.61       $10.00 (4)
      AUV at End of Period                   $4.64        $7.61
      Number of Accumulation Units
         Outstanding at End of Period      519,244       89,535

   ING HARD ASSETS
      AUV at Beginning of Period            $14.03       $16.20      $16.12 (1)
      AUV at End of Period                  $13.94       $14.03      $16.20
      Number of Accumulation Units
         Outstanding at End of Period      436,185      144,214      57,353

   ING INTERNATIONAL EQUITY
      AUV at Beginning of Period             $8.70       $11.43      $15.02 (6)
      AUV at End of Period                   $7.19        $8.70      $11.43
      Number of Accumulation Units
         Outstanding at End of Period    1,834,152    1,624,384   1,257,278

   ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period             $8.87        $9.94      $10.00 (3)
      AUV at End of Period                   $7.04        $8.87       $9.94
      Number of Accumulation Units
         Outstanding at End of Period    2,831,575    1,698,201     170,460

   ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period             $8.32        $8.89      $10.00 (3)
      AUV at End of Period                   $6.07        $8.32       $8.89
      Number of Accumulation Units
         Outstanding at End of Period      610,059      538,057      76,347

   ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period            $21.46       $25.03      $29.44 (1)
      AUV at End of Period                  $14.96       $21.46      $25.03
      Number of Accumulation Units
         Outstanding at End of Period    1,951,375    1,862,499   1,210,622

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.22
      Number of Accumulation Units
         Outstanding at End of Period      106,211

   ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.84
      Number of Accumulation Units
         Outstanding at End of Period      209,858

   ING LIMITED MATURITY BOND
      AUV at Beginning of Period            $18.88       $17.60      $16.56 (1)
      AUV at End of Period                  $19.95       $18.88      $17.60
      Number of Accumulation Units
         Outstanding at End of Period    3,840,533    2,416,706     849,473

   ING LIQUID ASSETS
      AUV at Beginning of Period            $15.67       $15.31      $14.70 (1)
      AUV at End of Period                  $15.66       $15.67      $15.31
      Number of Accumulation Units
         Outstanding at End of Period   10,877,063   12,017,917   7,270,477

   ING MARSICO GROWTH
      AUV at Beginning of Period            $15.10       $21.96      $29.12 (1)
      AUV at End of Period                  $10.48       $15.10      $21.96
      Number of Accumulation Units
         Outstanding at End of Period    5,599,657    6,476,226   4,730,311

   ING MERCURY FOCUS VALUE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.37
      Number of Accumulation Units
         Outstanding at End of Period       91,571

   ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.97
      Number of Accumulation Units
         Outstanding at End of Period       27,664

   ING MFS MID CAP GROWTH
      AUV at Beginning of Period            $31.73       $42.16      $38.56 (1)
      AUV at End of Period                  $16.01       $31.73      $42.16
      Number of Accumulation Units
         Outstanding at End of Period    3,084,372    3,144,090   1,992,588

   ING MFS RESEARCH
      AUV at Beginning of Period            $20.35       $26.30      $26.94 (1)
      AUV at End of Period                  $15.07       $20.35      $26.30
      Number of Accumulation Units
         Outstanding at End of Period    2,475,752    2,427,133   1,500,906

   ING MFS TOTAL RETURN
      AUV at Beginning of Period            $20.47       $20.68      $17.46 (1)
      AUV at End of Period                  $19.15       $20.47      $20.68
      Number of Accumulation Units
         Outstanding at End of Period    4,962,123    3,612,214   1,350,560

   ING PIMCO CORE BOND
      AUV at Beginning of Period            $11.81       $11.70      $11.44 (1)
      AUV at End of Period                  $12.65       $11.81      $11.70
      Number of Accumulation Units
         Outstanding at End of Period    4,516,490    1,400,922     381,139

   ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period            $11.64       $11.59      $10.00 (1)
      AUV at End of Period                   $8.54       $11.64      $11.59
      Number of Accumulation Units
         Outstanding at End of Period    4,205,151    3,977,598   1,200,520

   ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period            $10.62       $11.26      $10.00 (1)
      AUV at End of Period                   $8.06       $10.62      $11.26
      Number of Accumulation Units
         Outstanding at End of Period    1,674,081    1,224,296     313,828

   ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period            $27.99       $25.84      $20.89 (1)
      AUV at End of Period                  $27.72       $27.99      $25.84
      Number of Accumulation Units
         Outstanding at End of Period    4,380,117    2,279,908     507,008

   ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period            $23.71       $23.74      $20.18 (1)
      AUV at End of Period                  $20.28       $23.71      $23.74
      Number of Accumulation Units
         Outstanding at End of Period    2,137,260    1,599,946     470,889

   ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.82
      Number of Accumulation Units
         Outstanding at End of Period      115,969

   ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.84
      Number of Accumulation Units
         Outstanding at End of Period      255,324

   ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period            $21.53       $24.81      $25.53 (1)
      AUV at End of Period                  $18.08       $21.53      $24.81
      Number of Accumulation Units
         Outstanding at End of Period    1,951,607    1,737,220   1,073,372

   ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period            $28.18       $26.44      $20.64 (1)
      AUV at End of Period                  $27.82       $28.18      $26.44
      Number of Accumulation Units
         Outstanding at End of Period      947,489      414,152     211,380

   ING VP BOND PORTFOLIO
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                  $10.64
      Number of Accumulation Units
         Outstanding at End of Period      665,314

   ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period             $7.79       $10.00 (4)
      AUV at End of Period                   $5.26        $7.79
      Number of Accumulation Units
         Outstanding at End of Period      297,927       83,427

   ING VP MAGNACAP
      AUV at Beginning of Period             $9.35       $10.00 (4)
      AUV at End of Period                   $7.10        $9.35
      Number of Accumulation Units
         Outstanding at End of Period      307,643       91,138

   ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period             $8.33       $10.00 (4)
      AUV at End of Period                   $4.62        $8.33
      Number of Accumulation Units
         Outstanding at End of Period    1,042,746      268,186

   ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period             $7.02        $8.75      $10.00 (2)
      AUV at End of Period                   $5.20        $7.02       $8.75
      Number of Accumulation Units
         Outstanding at End of Period      859,281      479,640     169,871

   INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period            $10.27       $10.00 (5)
      AUV at End of Period                   $7.65       $10.27
      Number of Accumulation Units
         Outstanding at End of Period      481,392       38,465

   INVESCO VIF LEISURE FUND
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.44
      Number of Accumulation Units
         Outstanding at End of Period      132,021

   INVESCO VIF--FINANCIAL SERVICES
      AUV at Beginning of Period             $9.36       $10.00 (5)
      AUV at End of Period                   $7.85        $9.36
      Number of Accumulation Units
         Outstanding at End of Period      491,869       37,443

   INVESCO VIF--UTILITIES
      AUV at Beginning of Period             $8.11       $10.00 (5)
      AUV at End of Period                   $6.37        $8.11
      Number of Accumulation Units
         Outstanding at End of Period      152,798        8,161

   JENNISON PORTFOLIO
      AUV at Beginning of Period             $6.29        $7.84      $10.00 (2)
      AUV at End of Period                   $4.27        $6.29       $7.84
      Number of Accumulation Units
         Outstanding at End of Period    1,366,874    1,272,891     242,694

   PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period            $10.08       $10.00      $10.16 (1)
      AUV at End of Period                   $9.82       $10.08      $10.00
      Number of Accumulation Units
         Outstanding at End of Period    3,925,319    2,641,283     908,512

   PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period            $10.21       $11.70      $12.52 (1)
      AUV at End of Period                   $8.03       $10.21      $11.70
      Number of Accumulation Units
         Outstanding at End of Period    2,241,996    2,222,192   1,178,840

   PIONEER FUND VCT
      AUV at Beginning of Period             $9.38       $10.00 (5)
      AUV at End of Period                   $7.47        $9.38
      Number of Accumulation Units
         Outstanding at End of Period      295,688        5,663

   PIONEER MID CAP VALUE
      AUV at Beginning of Period            $10.71       $10.00 (5)
      AUV at End of Period                   $9.36       $10.71
      Number of Accumulation Units
         Outstanding at End of Period      728,410       98,183

   PROFUND VP BULL
      AUV at Beginning of Period             $8.89       $10.00 (4)
      AUV at End of Period                   $6.66        $8.89
      Number of Accumulation Units
         Outstanding at End of Period    1,271,888      267,236

   PROFUND VP EUROPE 30
      AUV at Beginning of Period             $8.26       $10.00 (4)
      AUV at End of Period                   $6.05        $8.26
      Number of Accumulation Units
         Outstanding at End of Period    1,365,500      568,994

   PROFUND VP SMALL CAP
      AUV at Beginning of Period             $9.43       $10.00 (4)
      AUV at End of Period                   $7.21        $9.43
      Number of Accumulation Units
         Outstanding at End of Period    1,133,339      403,215

   SP JENNISON INTERNATIONAL GROWTH
      AUV at Beginning of Period             $5.41        $8.56      $10.00 (3)
      AUV at End of Period                   $4.11        $5.41       $8.56
      Number of Accumulation Units
         Outstanding at End of Period      519,700      385,101      44,024

   FOOTNOTES
   (1)  Fund First Available during October 1993
   (2)  Fund First Available during January 1995
   (3)  Fund First Available during October 1995
   (4)  Fund First Available during January 1996
   (5)  Fund First Available during September 1996
   (6)  Fund First Available during February 1997
   (7)  Fund First Available during May 1998
   (8)  Fund First Available during October 2000
   (9)  Fund First Available during May 2001

                                              2002       2001       2000       1999       1998       1997       1996       1995
                                              ----       ----       ----       ----       ----       ----       ----       ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.55 %
   AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period             $10.99     $10.00 (11)
      AUV at End of Period                    $7.33     $10.99
      Number of Accumulation Units
         Outstanding at End of Period        43,074     77,645

   FIDELITY VIP EQUITY--INCOME
      AUV at Beginning of Period              $9.58     $10.00 (12)
      AUV at End of Period                    $7.82      $9.58
      Number of Accumulation Units
         Outstanding at End of Period       185,665

   FIDELITY VIP GROWTH
      AUV at Beginning of Period              $9.27     $10.00 (12)
      AUV at End of Period                    $6.36      $9.27
      Number of Accumulation Units
         Outstanding at End of Period       219,815

   ING AIM MID CAP GROWTH
      AUV at Beginning of Period             $14.57     $18.78     $21.78     $14.16     $14.26     $11.76     $10.01     $10.00 (1)
      AUV at End of Period                    $9.80     $14.57     $18.78     $21.78     $14.16     $14.26     $11.76     $10.01
      Number of Accumulation Units
         Outstanding at End of Period     1,999,023  2,640,192  3,565,531  2,655,079  1,731,615  1,361,070    968,694    152,633

   ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period             $14.51     $17.09     $20.94     $16.94     $15.36     $12.47     $10.00 (3)
      AUV at End of Period                    $9.99     $14.51     $17.09     $20.94     $16.94     $15.36     $12.47
      Number of Accumulation Units
         Outstanding at End of Period     4,478,810  5,716,524  6,622,519  6,210,698  3,474,460  1,288,333    173,758

   ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period              $9.99     $10.53     $10.00 (7)
      AUV at End of Period                    $7.50      $9.99     $10.53
      Number of Accumulation Units
         Outstanding at End of Period     2,128,387  1,783,085    770,213

   ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period             $17.30     $19.94     $23.71     $14.75     $11.58     $10.49      $9.49      $9.24 (1)
      AUV at End of Period                   $13.59     $17.30     $19.94     $23.71     $14.75     $11.58     $10.49      $9.49
      Number of Accumulation Units
         Outstanding at End of Period     2,796,757  3,208,566  3,496,637  3,306,922  3,354,682  2,721,529  1,375,023

   ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period             $17.71     $18.26     $22.68     $15.30     $12.84     $11.82     $10.00     $10.00 (2)
      AUV at End of Period                   $13.00     $17.71     $18.26     $22.68     $15.30     $12.84     $11.82     $10.00
      Number of Accumulation Units
         Outstanding at End of Period     4,048,976  4,908,965  5,436,275  4,514,345  3,086,639  2,049,765  1,316,663         --

   ING DEVELOPING WORLD
      AUV at Beginning of Period              $7.04      $7.55     $11.58      $7.27     $10.00 (6)
      AUV at End of Period                    $6.19      $7.04      $7.55     $11.58      $7.27
      Number of Accumulation Units
         Outstanding at End of Period     1,372,717  1,610,890    991,863    926,115     82,414

   ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period             $18.15     $19.29     $18.01     $18.20     $18.20     $14.53     $13.34     $12.40 (1)
      AUV at End of Period                   $14.82     $18.15     $19.29     $18.01     $18.20     $18.20     $14.53     $13.34
      Number of Accumulation Units
         Outstanding at End of Period     2,133,007  2,428,124  2,589,777  2,709,066  2,736,311  1,793,172  1,052,064    179,453

   ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period              $9.08      $9.87     $10.00 (9)
      AUV at End of Period                    $7.21      $9.08      $9.87
      Number of Accumulation Units
         Outstanding at End of Period       504,098    261,790    185,852

   ING GET FUND -- SERIES T
      AUV at Beginning of Period             $10.00 (13)
      AUV at End of Period                   $10.07
      Number of Accumulation Units
         Outstanding at End of Period            --

   ING GET FUND -- SERIES U
      AUV at Beginning of Period             $10.00 (14)
      AUV at End of Period                   $10.00
      Number of Accumulation Units
         Outstanding at End of Period            --

   ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period              $7.61     $10.00 (10)
      AUV at End of Period                    $4.64      $7.61
      Number of Accumulation Units
         Outstanding at End of Period       109,776     36,477

   ING HARD ASSETS
      AUV at Beginning of Period             $13.87     $16.03     $17.09     $14.07     $20.29     $19.42     $14.80     $14.57 (1)
      AUV at End of Period                   $13.76     $13.87     $16.03     $17.09     $14.07     $20.29     $19.42     $14.80
      Number of Accumulation Units
         Outstanding at End of Period       561,649    458,820    598,435    696,930    609,087    637,191    341,711     26,605

   ING INTERNATIONAL EQUITY
      AUV at Beginning of Period              $8.65     $11.37     $15.59     $10.32      $9.95     $10.34     $10.00 (5)
      AUV at End of Period                    $7.14      $8.65     $11.37     $15.59     $10.32      $9.95     $10.34
      Number of Accumulation Units
         Outstanding at End of Period     1,745,092  2,043,470  2,474,741  1,959,321    680,861     36,098

   ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period              $8.86      $9.94     $10.00 (9)
      AUV at End of Period                    $7.03      $8.86      $9.94
      Number of Accumulation Units
         Outstanding at End of Period       719,851    470,484     88,531

   ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period              $8.31      $8.89     $10.00 (9)
      AUV at End of Period                    $6.06      $8.31      $8.89
      Number of Accumulation Units
         Outstanding at End of Period       162,394    158,129     85,716

   ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period             $21.28     $24.85     $29.77     $24.26     $21.87     $17.22     $14.55     $14.16 (1)
      AUV at End of Period                   $14.82     $21.28     $24.85     $29.77     $24.26     $21.87     $17.22     $14.55
      Number of Accumulation Units
         Outstanding at End of Period     2,915,036  3,688,603  4,174,489  3,839,680  2,787,732  1,772,316  1,106,359    326,610

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $8.22
      Number of Accumulation Units
         Outstanding at End of Period        33,208

   ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $7.84
      Number of Accumulation Units
         Outstanding at End of Period        31,084

   ING LIMITED MATURITY BOND
      AUV at Beginning of Period             $18.69     $17.45     $16.45     $16.52     $15.70     $14.95     $14.56     $14.20 (1)
      AUV at End of Period                   $19.73     $18.69     $17.45     $16.45     $16.52     $15.70     $14.95     $14.56
      Number of Accumulation Units
         Outstanding at End of Period     3,063,486  2,547,141  1,769,356  1,835,681  1,121,401    462,583    349,417    136,553

   ING LIQUID ASSETS
      AUV at Beginning of Period             $15.54     $15.19     $14.55     $14.11     $13.65     $13.19     $12.76     $12.63 (1)
      AUV at End of Period                   $15.51     $15.54     $15.19     $14.55     $14.11     $13.65     $13.19     $12.76
      Number of Accumulation Units
         Outstanding at End of Period     5,577,967  7,210,822  5,535,947  7,668,618  2,964,038  1,132,057    383,231     93,239

   ING MARSICO GROWTH
      AUV at Beginning of Period             $15.01     $21.86     $28.46     $16.22     $12.99     $11.40     $10.00 (4)
      AUV at End of Period                   $10.41     $15.01     $21.86     $28.46     $16.22     $12.99     $11.40
      Number of Accumulation Units
         Outstanding at End of Period     8,151,064 11,192,041 13,563,138 11,168,535  2,452,150    763,169

   ING MERCURY FOCUS VALUE
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $8.36
      Number of Accumulation Units
         Outstanding at End of Period        69,302

   ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $7.97
      Number of Accumulation Units
         Outstanding at End of Period        18,057

   ING MFS MID CAP GROWTH
      AUV at Beginning of Period             $31.50     $41.89     $39.34     $22.31     $18.45     $15.66     $13.19     $12.93 (3)
      AUV at End of Period                   $15.88     $31.50     $41.89     $39.34     $22.31     $18.45     $15.66     $13.19
      Number of Accumulation Units
         Outstanding at End of Period     3,781,798  4,965,396  5,926,553  3,717,261  1,527,665    518,640     56,163

   ING MFS RESEARCH
      AUV at Beginning of Period             $20.21     $26.13     $27.80     $22.73     $18.77     $15.87     $13.07     $12.23 (4)
      AUV at End of Period                   $14.95     $20.21     $26.13     $27.80     $22.73     $18.77     $15.87     $13.07
      Number of Accumulation Units
         Outstanding at End of Period     4,975,285  6,799,019  7,760,199  7,240,462  3,875,695    816,216

   ING MFS TOTAL RETURN
      AUV at Beginning of Period             $20.33     $20.55     $17.91     $17.60     $16.02     $13.46     $12.03     $11.39 (4)
      AUV at End of Period                   $18.99     $20.33     $20.55     $17.91     $17.60     $16.02     $13.46     $12.03
      Number of Accumulation Units
         Outstanding at End of Period     5,740,870  6,331,856  6,431,976  6,739,205  3,973,034    746,754

   ING PIMCO CORE BOND
      AUV at Beginning of Period             $11.73     $11.63     $11.70     $13.00     $11.81     $11.91     $11.53     $11.18 (6)
      AUV at End of Period                   $12.55     $11.73     $11.63     $11.70     $13.00     $11.81     $11.91     $11.53
      Number of Accumulation Units
         Outstanding at End of Period     2,142,595    813,599    490,810    382,608    119,924        310

   ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period             $11.62     $11.58     $10.00 (7)
      AUV at End of Period                    $8.51     $11.62     $11.58
      Number of Accumulation Units
         Outstanding at End of Period     1,646,987  2,043,716  1,155,496

   ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period             $10.60     $11.25     $10.00 (7)
      AUV at End of Period                    $8.04     $10.60     $11.25
      Number of Accumulation Units
         Outstanding at End of Period       590,391    533,884    198,869

   ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period             $27.67     $25.57     $21.29     $20.23     $19.40     $17.08     $14.91     $14.47 (1)
      AUV at End of Period                   $27.37     $27.67     $25.57     $21.29     $20.23     $19.40     $17.08     $14.91
      Number of Accumulation Units
         Outstanding at End of Period     4,093,955  3,679,280  3,165,782  3,304,307  2,780,652  1,766,390    952,517    184,364

   ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period             $23.43     $23.49     $21.12     $21.61     $20.28     $17.54     $16.38     $15.78 (1)
      AUV at End of Period                   $20.03     $23.43     $23.49     $21.12     $21.61     $20.28     $17.54     $16.38
      Number of Accumulation Units
         Outstanding at End of Period     2,226,227  2,377,259  2,237,388  2,523,887  1,980,778  1,485,966  1,117,238    370,515

   ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $7.81
      Number of Accumulation Units
         Outstanding at End of Period        36,457

   ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $8.84
      Number of Accumulation Units
         Outstanding at End of Period       135,600

   ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period             $21.38     $24.67     $25.59     $22.43     $19.96     $15.62     $13.15     $12.09 (1)
      AUV at End of Period                   $17.94     $21.38     $24.67     $25.59     $22.43     $19.96     $15.62     $13.15
      Number of Accumulation Units
         Outstanding at End of Period     6,933,409  8,520,621  9,797,232 10,160,317  7,386,288  3,706,709  1,663,079    300,820

   ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period             $27.85     $26.16     $20.28     $21.42     $25.14     $20.79     $15.61     $14.76 (1)
      AUV at End of Period                   $27.47     $27.85     $26.16     $20.28     $21.42     $25.14     $20.79     $15.61
      Number of Accumulation Units
         Outstanding at End of Period       784,789    715,123    738,551    742,364    914,501    897,320    384,928     61,143

   ING VP BOND PORTFOLIO
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                   $10.63
      Number of Accumulation Units
         Outstanding at End of Period       290,354

   ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period              $7.78     $10.00 (10)
      AUV at End of Period                    $5.25      $7.78
      Number of Accumulation Units
         Outstanding at End of Period       134,512     19,161

   ING VP MAGNACAP
      AUV at Beginning of Period              $9.34     $10.00 (10)
      AUV at End of Period                    $7.08      $9.34
      Number of Accumulation Units
         Outstanding at End of Period        20,062      7,517

   ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period              $8.32     $10.00 (10)
      AUV at End of Period                    $4.61      $8.32
      Number of Accumulation Units
         Outstanding at End of Period       139,362     61,322

   ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period              $7.01      $8.75     $10.00 (8)
      AUV at End of Period                    $5.19      $7.01      $8.75
      Number of Accumulation Units
         Outstanding at End of Period       142,058    112,981     21,575

   INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period             $10.26     $10.00 (11)
      AUV at End of Period                    $7.63     $10.26
      Number of Accumulation Units
         Outstanding at End of Period       166,543    110,902

   INVESCO VIF LEISURE FUND
      AUV at Beginning of Period             $10.00 (12)
      AUV at End of Period                    $8.43
      Number of Accumulation Units
         Outstanding at End of Period        28,020

   INVESCO VIF--FINANCIAL SERVICES
      AUV at Beginning of Period              $9.36     $10.00 (11)
      AUV at End of Period                    $7.84      $9.36
      Number of Accumulation Units
         Outstanding at End of Period       117,512     23,862

   INVESCO VIF--UTILITIES
      AUV at Beginning of Period              $8.10     $10.00 (11)
      AUV at End of Period                    $6.36      $8.10
      Number of Accumulation Units
         Outstanding at End of Period        86,525     18,795

   JENNISON PORTFOLIO
      AUV at Beginning of Period              $6.28      $7.84     $10.00 (11)
      AUV at End of Period                    $4.26      $6.28      $7.84
      Number of Accumulation Units
         Outstanding at End of Period       322,011    417,346     64,129

   PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period             $10.04      $9.97     $10.21     $10.07     $10.00 (6)
      AUV at End of Period                    $9.77     $10.04      $9.97     $10.21     $10.07
      Number of Accumulation Units
         Outstanding at End of Period     3,053,446  3,198,237  3,158,188  3,194,935  1,066,219

   PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period             $10.18     $11.67     $13.10     $11.10     $10.00 (6)
      AUV at End of Period                    $7.99     $10.18     $11.67     $13.10     $11.10
      Number of Accumulation Units
         Outstanding at End of Period     3,392,261  4,054,658  4,659,705  4,371,570    942,738

   PIONEER FUND VCT
      AUV at Beginning of Period              $9.38     $10.00 (11)
      AUV at End of Period                    $7.46      $9.38
      Number of Accumulation Units
         Outstanding at End of Period       144,235     14,633

   PIONEER MID CAP VALUE
      AUV at Beginning of Period             $10.71     $10.00 (11)
      AUV at End of Period                    $9.35     $10.71
      Number of Accumulation Units
         Outstanding at End of Period       509,210     27,109

   PROFUND VP BULL
      AUV at Beginning of Period              $8.89     $10.00 (10)
      AUV at End of Period                    $6.65      $8.89
      Number of Accumulation Units
         Outstanding at End of Period       194,395    256,467

   PROFUND VP EUROPE 30
      AUV at Beginning of Period              $8.26     $10.00 (10)
      AUV at End of Period                    $6.04      $8.26
      Number of Accumulation Units
         Outstanding at End of Period       156,757      5,726

   PROFUND VP SMALL CAP
      AUV at Beginning of Period              $9.42     $10.00 (10)
      AUV at End of Period                    $7.19      $9.42
      Number of Accumulation Units
         Outstanding at End of Period       269,440     67,787

   SP JENNISON INTERNATIONAL GROWTH
      AUV at Beginning of Period              $5.40      $8.56     $10.00 (9)
      AUV at End of Period                    $4.10      $5.40      $8.56
      Number of Accumulation Units
         Outstanding at End of Period       120,334    101,972     64,843

   FOOTNOTES
   (1)  Fund First Available during October 1995
   (2)  Fund First Available during January 1996
   (3)  Fund First Available during September 1996
   (4)  Fund First Available during February 1997
   (5)  Fund First Available during October 1997
   (6)  Fund First Available during May 1998
   (7)  Fund First Available during February 2000
   (8)  Fund First Available during May 2000
   (9)  Fund First Available during October 2000
   (10) Fund First Available during May 2001
   (11) Fund First Available during November 2001
   (12) Fund First Available during May 2002
   (13) Fund First Available during September 2002
   (14) Fund First Available during December 2002

                                             2002         2001        2000
                                             ----         ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.65 %

   AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period            $10.99       $10.00 (5)
      AUV at End of Period                   $7.32       $10.99
      Number of Accumulation Units
         Outstanding at End of Period       95,005        9,170

   FIDELITY VIP EQUITY--INCOME
      AUV at Beginning of Period             $9.58       $10.00 (7)
      AUV at End of Period                   $7.80        $9.58
      Number of Accumulation Units
         Outstanding at End of Period      177,883           --

   FIDELITY VIP GROWTH
      AUV at Beginning of Period             $9.26       $10.00 (7)
      AUV at End of Period                   $6.35        $9.26
      Number of Accumulation Units
         Outstanding at End of Period      202,569           --

   ING AIM MID CAP GROWTH
      AUV at Beginning of Period            $14.46       $18.65      $21.51 (1)
      AUV at End of Period                   $9.71       $14.46      $18.65
      Number of Accumulation Units
         Outstanding at End of Period      335,993      414,298     185,121

   ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period            $14.42       $17.00      $19.97 (1)
      AUV at End of Period                   $9.92       $14.42      $17.00
      Number of Accumulation Units
         Outstanding at End of Period      481,010      388,823     181,294

   ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period             $9.97       $10.52      $10.00 (1)
      AUV at End of Period                   $7.47        $9.97      $10.52
      Number of Accumulation Units
         Outstanding at End of Period    2,660,134    1,400,044     181,541

   ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period            $17.11       $19.75      $21.96 (1)
      AUV at End of Period                  $13.43       $17.11      $19.75
      Number of Accumulation Units
         Outstanding at End of Period    1,121,604      791,259     406,790

   ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period            $17.60       $18.17      $23.49 (1)
      AUV at End of Period                  $12.91       $17.60      $18.17
      Number of Accumulation Units
         Outstanding at End of Period      874,016      534,470     184,093

   ING DEVELOPING WORLD
      AUV at Beginning of Period             $7.01        $7.52      $11.62 (1)
      AUV at End of Period                   $6.16        $7.01       $7.52
      Number of Accumulation Units
         Outstanding at End of Period      249,735      203,417      52,533

   ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period            $17.99       $19.14      $17.30 (1)
      AUV at End of Period                  $14.68       $17.99      $19.14
      Number of Accumulation Units
         Outstanding at End of Period      318,881      183,496      41,973

   ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period             $9.06        $9.87      $10.00 (3)
      AUV at End of Period                   $7.19        $9.06       $9.87
      Number of Accumulation Units
         Outstanding at End of Period      877,092      390,858       9,164

   ING GET FUND -- SERIES T
      AUV at Beginning of Period            $10.00 (8)
      AUV at End of Period                  $10.07
      Number of Accumulation Units
         Outstanding at End of Period       19,504

   ING GET FUND -- SERIES U
      AUV at Beginning of Period            $10.00 (9)
      AUV at End of Period                  $10.00
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period             $7.60       $10.00 (4)
      AUV at End of Period                   $4.63        $7.60
      Number of Accumulation Units
         Outstanding at End of Period      240,377       35,022

   ING HARD ASSETS
      AUV at Beginning of Period            $13.67       $15.81      $15.76 (1)
      AUV at End of Period                  $13.55       $13.67      $15.81
      Number of Accumulation Units
         Outstanding at End of Period      108,459       18,910       5,200

   ING INTERNATIONAL EQUITY
      AUV at Beginning of Period             $8.60       $11.32      $14.90 (6)
      AUV at End of Period                   $7.09        $8.60      $11.32
      Number of Accumulation Units
         Outstanding at End of Period      244,424       66,133

   ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period             $8.84        $9.94      $10.00 (3)
      AUV at End of Period                   $7.01        $8.84       $9.94
      Number of Accumulation Units
         Outstanding at End of Period    1,160,152      480,294      19,469

   ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period             $8.30        $8.88      $10.00 (3)
      AUV at End of Period                   $6.04        $8.30       $8.88
      Number of Accumulation Units
         Outstanding at End of Period      246,924      151,551       9,174

   ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period            $21.05       $24.59      $28.98 (1)
      AUV at End of Period                  $14.64       $21.05      $24.59
      Number of Accumulation Units
         Outstanding at End of Period      479,670      337,955     124,676

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED EAFE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.21
      Number of Accumulation Units
         Outstanding at End of Period       81,977

   ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.83
      Number of Accumulation Units
         Outstanding at End of Period      114,380

   ING LIMITED MATURITY BOND
      AUV at Beginning of Period            $18.39       $17.18      $16.19 (1)
      AUV at End of Period                  $19.40       $18.39      $17.18
      Number of Accumulation Units
         Outstanding at End of Period      917,938      389,087      49,754

   ING LIQUID ASSETS
      AUV at Beginning of Period            $15.26       $14.94      $14.37 (1)
      AUV at End of Period                  $15.23       $15.26      $14.94
      Number of Accumulation Units
         Outstanding at End of Period    1,599,933      953,602     302,892

   ING MARSICO GROWTH
      AUV at Beginning of Period            $14.92       $21.75      $28.89 (1)
      AUV at End of Period                  $10.34       $14.92      $21.75
      Number of Accumulation Units
         Outstanding at End of Period    1,434,607    1,236,743     693,052

   ING MERCURY FOCUS VALUE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.36
      Number of Accumulation Units
         Outstanding at End of Period       36,244

   ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.96
      Number of Accumulation Units
         Outstanding at End of Period       60,487

   ING MFS MID CAP GROWTH
      AUV at Beginning of Period            $31.27       $41.63      $38.15 (1)
      AUV at End of Period                  $15.74       $31.27      $41.63
      Number of Accumulation Units
         Outstanding at End of Period      844,739      569,707     186,073

   ING MFS RESEARCH
      AUV at Beginning of Period            $20.06       $25.97      $26.65 (1)
      AUV at End of Period                  $14.82       $20.06      $25.97
      Number of Accumulation Units
         Outstanding at End of Period      921,349      792,240     378,215

   ING MFS TOTAL RETURN
      AUV at Beginning of Period            $20.18       $20.42      $17.27 (1)
      AUV at End of Period                  $18.83       $20.18      $20.42
      Number of Accumulation Units
         Outstanding at End of Period    1,672,477      915,770     205,502

   ING PIMCO CORE BOND
      AUV at Beginning of Period            $11.64       $11.55      $11.32 (1)
      AUV at End of Period                  $12.44       $11.64      $11.55
      Number of Accumulation Units
         Outstanding at End of Period    1,936,134      244,538      14,652

   ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period            $11.59       $11.57      $10.00 (1)
      AUV at End of Period                   $8.49       $11.59      $11.57
      Number of Accumulation Units
         Outstanding at End of Period    1,505,989      807,563      70,600

   ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period            $10.58       $11.24      $10.00 (1)
      AUV at End of Period                   $8.01       $10.58      $11.24
      Number of Accumulation Units
         Outstanding at End of Period    1,030,211      401,684      21,065

   ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period            $27.27       $25.23      $20.42 (1)
      AUV at End of Period                  $26.95       $27.27      $25.23
      Number of Accumulation Units
         Outstanding at End of Period    1,232,631      477,872      61,545

   ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period            $23.10       $23.17      $19.74 (1)
      AUV at End of Period                  $19.72       $23.10      $23.17
      Number of Accumulation Units
         Outstanding at End of Period      814,591      410,546      79,161

   ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.81
      Number of Accumulation Units
         Outstanding at End of Period       28,455

   ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.83
      Number of Accumulation Units
         Outstanding at End of Period      136,897

   ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period            $21.17       $24.45      $25.20 (1)
      AUV at End of Period                  $17.75       $21.17      $24.45
      Number of Accumulation Units
         Outstanding at End of Period      835,108      752,796     428,500

   ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period            $27.45       $25.81      $20.18 (1)
      AUV at End of Period                  $27.05       $27.45      $25.81
      Number of Accumulation Units
         Outstanding at End of Period      242,782       77,777      12,612

   ING VP BOND PORTFOLIO
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                  $10.63
      Number of Accumulation Units
         Outstanding at End of Period       88,275

   ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period             $7.78       $10.00 (4)
      AUV at End of Period                   $5.24        $7.78
      Number of Accumulation Units
         Outstanding at End of Period      157,971       50,783

   ING VP MAGNACAP
      AUV at Beginning of Period             $9.34       $10.00 (4)
      AUV at End of Period                   $7.07        $9.34
      Number of Accumulation Units
         Outstanding at End of Period      153,013       28,170

   ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period             $8.32       $10.00 (4)
      AUV at End of Period                   $4.60        $8.32
      Number of Accumulation Units
         Outstanding at End of Period      563,709      111,946

   ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period             $6.99        $8.74      $10.00 (2)
      AUV at End of Period                   $5.17        $6.99       $8.74
      Number of Accumulation Units
         Outstanding at End of Period      322,466      158,546      39,547

   INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period            $10.26       $10.00 (5)
      AUV at End of Period                   $7.62       $10.26
      Number of Accumulation Units
         Outstanding at End of Period      183,978        7,400

   INVESCO VIF LEISURE FUND
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.43
      Number of Accumulation Units
         Outstanding at End of Period       65,382

   INVESCO VIF FINANCIAL SERVICES
      AUV at Beginning of Period             $9.35       $10.00 (5)
      AUV at End of Period                   $7.83        $9.35
      Number of Accumulation Units
         Outstanding at End of Period      200,146        5,433

   INVESCO VIF UTILITIES
      AUV at Beginning of Period             $8.10       $10.00 (5)
      AUV at End of Period                   $6.35        $8.10
      Number of Accumulation Units
         Outstanding at End of Period       51,660        1,002

   JENNISON PORTFOLIO
      AUV at Beginning of Period             $6.27        $7.83      $10.00 (2)
      AUV at End of Period                   $4.24        $6.27       $7.83
      Number of Accumulation Units
         Outstanding at End of Period      522,740      201,082      15,840

   PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period            $10.01        $9.94      $10.12 (1)
      AUV at End of Period                   $9.73       $10.01       $9.94
      Number of Accumulation Units
         Outstanding at End of Period    1,388,957      581,041     111,021

   PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period            $10.14       $11.64      $12.48 (1)
      AUV at End of Period                   $7.95       $10.14      $11.64
      Number of Accumulation Units
         Outstanding at End of Period      745,490      468,628     187,618

   PIONEER FUND VCT
      AUV at Beginning of Period             $9.37       $10.00 (5)
      AUV at End of Period                   $7.44        $9.37
      Number of Accumulation Units
         Outstanding at End of Period      184,119        9,738

   PIONEER MID CAP VALUE
      AUV at Beginning of Period            $10.71       $10.00 (5)
      AUV at End of Period                   $9.34       $10.71
      Number of Accumulation Units
         Outstanding at End of Period      338,220        6,577

   PROFUND VP BULL
      AUV at Beginning of Period             $8.88       $10.00 (4)
      AUV at End of Period                   $6.64        $8.88
      Number of Accumulation Units
         Outstanding at End of Period      127,500       92,175

   PROFUND VP EUROPE 30
      AUV at Beginning of Period             $8.25       $10.00 (4)
      AUV at End of Period                   $6.03        $8.25
      Number of Accumulation Units
         Outstanding at End of Period       64,316       14,668

   PROFUND VP SMALL CAP
      AUV at Beginning of Period             $9.41       $10.00 (4)
      AUV at End of Period                   $7.18        $9.41
      Number of Accumulation Units
         Outstanding at End of Period      236,886       18,943

   SP JENNISON INTERNATIONAL GROWTH
      AUV at Beginning of Period             $5.39        $8.56      $10.00 (3)
      AUV at End of Period                   $4.09        $5.39       $8.56
      Number of Accumulation Units
         Outstanding at End of Period      243,445      109,344       3,557

   FOOTNOTES
   (1)  Fund First Available during February 2000
   (2)  Fund First Available during May 2000
   (3)  Fund First Available during October 2000
   (4)  Fund First Available during May 2001
   (5)  Fund First Available during November 2001
   (6)  Fund First Available during December 2001
   (7)  Fund First Available during May 2002
   (8)  Fund First Available during September 2002
   (9)  Fund First Available during December 2002

                                              2002        2001         2000         1999        1998         1997
                                              ----        ----         ----         ----        ----         ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.70%
   AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period             $10.99      $10.00 (8)
      AUV at End of Period                    $7.32      $10.99
      Number of Accumulation Units
         Outstanding at End of Period        94,534      51,753

   FIDELITY VIP EQUITY--INCOME
      AUV at Beginning of Period              $9.58 (9)
      AUV at End of Period                    $7.80
      Number of Accumulation Units
         Outstanding at End of Period       338,456

   FIDELITY VIP GROWTH
      AUV at Beginning of Period              $9.26 (9)
      AUV at End of Period                    $6.34
      Number of Accumulation Units
         Outstanding at End of Period       256,321

   GALAXY VIP ASSET ALLOCATION
      AUV at Beginning of Period              $9.77      $10.74       $10.70
      AUV at End of Period                    $8.07       $9.77       $10.74       $10.70
      Number of Accumulation Units
         Outstanding at End of Period         3,094      17,516       18,669        7,153

   GALAXY VIP EQUITY FUND
      AUV at Beginning of Period              $9.14      $11.37       $11.78
      AUV at End of Period                    $6.50       $9.14       $11.37       $11.78
      Number of Accumulation Units
         Outstanding at End of Period         2,843       5,671        6,673        4,420

   GALAXY VIP GROWTH & INCOME
      AUV at Beginning of Period             $10.33      $10.94       $10.54
      AUV at End of Period                    $7.49      $10.33       $10.94       $10.54
      Number of Accumulation Units
         Outstanding at End of Period         2,056       3,508        3,904          493

   GALAXY VIP QUALITY PLUS BON
      AUV at Beginning of Period             $11.62      $11.01        $9.92
      AUV at End of Period                   $12.61      $11.62       $11.01        $9.92
      Number of Accumulation Units
         Outstanding at End of Period           262          --           --           --

   GALAXY VIP SMALL CO. GROWTH
      AUV at Beginning of Period             $13.05      $13.30       $14.86
      AUV at End of Period                    $8.60      $13.05       $13.30       $14.86
      Number of Accumulation Units
         Outstanding at End of Period            --          --           --           --

   ING AIM MID CAP GROWTH
      AUV at Beginning of Period             $14.41      $18.60       $21.61       $14.07      $14.20       $14.04 (1)
      AUV at End of Period                    $9.68      $14.41       $18.60       $21.61      $14.07       $14.20
      Number of Accumulation Units
         Outstanding at End of Period     2,578,304   3,613,809    4,283,690    3,050,566     827,478       49,579

   ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period             $14.38      $16.96       $20.82       $16.87      $15.32       $15.92 (1)
      AUV at End of Period                    $9.89      $14.38       $16.96       $20.82      $16.87       $15.32
      Number of Accumulation Units
         Outstanding at End of Period     6,139,531   7,379,706    8,274,067    7,450,250   2,741,016      253,937

   ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period              $9.96      $10.52       $10.00 (4)
      AUV at End of Period                    $7.46       $9.96       $10.52
      Number of Accumulation Units
         Outstanding at End of Period     4,117,976   3,260,905      961,611

   ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period             $17.03      $19.67       $23.42       $14.59      $11.47       $12.34 (1)
      AUV at End of Period                   $13.36      $17.03       $19.67       $23.42      $14.59       $11.47
      Number of Accumulation Units
         Outstanding at End of Period     1,143,492     922,271      565,653      139,357      67,979        3,479

   ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period             $17.55      $18.12       $22.55       $15.23      $12.81       $13.78 (1)
      AUV at End of Period                   $12.86      $17.55       $18.12       $22.55      $15.23       $12.81
      Number of Accumulation Units
         Outstanding at End of Period     4,163,678   4,881,594    4,812,017    3,698,983   1,326,706      106,014

   ING DEVELOPING WORLD
      AUV at Beginning of Period              $7.00       $7.51       $11.54        $7.26      $10.00 (2)
      AUV at End of Period                    $6.14       $7.00        $7.51       $11.54       $7.26
      Number of Accumulation Units
         Outstanding at End of Period     1,283,289   1,380,292    1,788,602    1,344,877     111,872

   ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period             $17.92      $19.08       $17.84       $18.06      $18.09       $18.67 (1)
      AUV at End of Period                   $14.61      $17.92       $19.08       $17.84      $18.06       $18.09
      Number of Accumulation Units
         Outstanding at End of Period     2,165,514   2,414,646    2,230,349    1,956,244   1,201,314      118,902

   ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period              $9.06       $9.87       $10.00 (6)
      AUV at End of Period                    $7.18       $9.06        $9.87
      Number of Accumulation Units
         Outstanding at End of Period     1,210,500     722,319      285,263

   ING GET FUND -- SERIES T
      AUV at Beginning of Period             $10.00
      AUV at End of Period                   $10.07
      Number of Accumulation Units
         Outstanding at End of Period            --

   ING GET FUND -- SERIES U
      AUV at Beginning of Period             $10.00
      AUV at End of Period                   $10.00
      Number of Accumulation Units
         Outstanding at End of Period            --

   ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period              $7.60      $10.00 (7)
      AUV at End of Period                    $4.63       $7.60
      Number of Accumulation Units
         Outstanding at End of Period       151,985      87,897

   ING HARD ASSETS
      AUV at Beginning of Period             $13.58      $15.72       $16.78       $13.84      $19.99       $23.34 (1)
      AUV at End of Period                   $13.45      $13.58       $15.72       $16.78      $13.84       $19.99
      Number of Accumulation Units
         Outstanding at End of Period       968,858     474,626      861,668      565,254     210,821       13,179

   ING INTERNATIONAL EQUITY
      AUV at Beginning of Period              $8.57      $11.29       $15.50       $10.27       $9.92       $11.60 (1)
      AUV at End of Period                    $7.07       $8.57       $11.29       $15.50      $10.27        $9.92
      Number of Accumulation Units
         Outstanding at End of Period     4,107,916   4,631,066    5,326,265    4,663,701   1,736,713       72,955

   ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period              $8.84       $9.94       $10.00 (6)
      AUV at End of Period                    $7.00       $8.84        $9.94
      Number of Accumulation Units
         Outstanding at End of Period     1,909,356   1,431,165      283,250

   ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period              $8.29       $8.88       $10.00 (6)
      AUV at End of Period                    $6.04       $8.29        $8.88
      Number of Accumulation Units
         Outstanding at End of Period       327,689     389,304      131,190

   ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period             $20.94      $24.48       $29.38       $23.98      $21.65       $21.57 (1)
      AUV at End of Period                   $14.56      $20.94       $24.48       $29.38      $23.98       $21.65
      Number of Accumulation Units
         Outstanding at End of Period     3,453,225   4,160,509    4,496,266    3,574,165   1,023,965       69,625

   ING JP MORGAN FLEMING INTNL ENHANCED
      AUV at Beginning of Period             $10.00 (9)
      AUV at End of Period                    $8.21
      Number of Accumulation Units
         Outstanding at End of Period        52,606

   ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period             $10.00 (9)
      AUV at End of Period                    $7.83
      Number of Accumulation Units
         Outstanding at End of Period       166,809

   ING LIMITED MATURITY BOND
      AUV at Beginning of Period             $18.30      $17.11       $16.15       $16.25      $15.47       $15.29 (1)
      AUV at End of Period                   $19.29      $18.30       $17.11       $16.15      $16.25       $15.47
      Number of Accumulation Units
         Outstanding at End of Period     4,436,723   3,653,891    2,442,971    2,267,799     937,378       19,171

   ING LIQUID ASSETS
      AUV at Beginning of Period             $15.21      $14.90       $14.29       $13.88      $13.44       $13.33 (1)
      AUV at End of Period                   $15.17      $15.21       $14.90       $14.29      $13.88       $13.44
      Number of Accumulation Units
         Outstanding at End of Period     8,964,022  10,759,451    7,933,970   11,002,422   3,069,965      370,411

   ING MARSICO GROWTH
      AUV at Beginning of Period             $14.88      $21.70       $28.29       $16.16      $12.96       $15.10 (1)
      AUV at End of Period                   $10.30      $14.88       $21.70       $28.29      $16.16       $12.96
      Number of Accumulation Units
         Outstanding at End of Period    11,094,010  15,394,399   18,166,964   15,200,893   2,354,359      238,200

   ING MERCURY FOCUS VALUE
      AUV at Beginning of Period             $10.00 (9)
      AUV at End of Period                    $8.35
      Number of Accumulation Units
         Outstanding at End of Period        94,260

   ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period             $10.00 (9)
      AUV at End of Period                    $7.96
      Number of Accumulation Units
         Outstanding at End of Period        44,257

   ING MFS MID CAP GROWTH
      AUV at Beginning of Period             $31.15      $41.50       $39.02       $22.17      $18.36       $18.79 (1)
      AUV at End of Period                   $15.68      $31.15       $41.50       $39.02      $22.17       $18.36
      Number of Accumulation Units
         Outstanding at End of Period     4,651,811   5,852,720    6,423,422    4,433,020   1,235,725       48,347

   ING MFS RESEARCH
      AUV at Beginning of Period             $19.98      $25.89       $27.58       $22.59      $18.67       $19.15 (1)
      AUV at End of Period                   $14.76      $19.98       $25.89       $27.58      $22.59       $18.67
      Number of Accumulation Units
         Outstanding at End of Period     6,171,512   7,706,339    8,763,560    8,143,208   3,674,201      162,677

   ING MFS TOTAL RETURN
       AUV at Beginning of Period            $20.10      $20.35       $17.77       $17.49      $15.94       $15.68 (1)
       AUV at End of Period                  $18.75      $20.10       $20.35       $17.77      $17.49       $15.94
       Number of Accumulation Units
         Outstanding at End of Period     8,722,390   9,559,263    9,095,577    9,101,946   3,874,736      152,264

   ING PIMCO CORE BOND
       AUV at Beginning of Period            $11.60      $11.52       $11.60       $12.92      $11.75       $11.87 (1)
      AUV at End of Period                   $12.39      $11.60       $11.52       $11.60      $12.92       $11.75
       Number of Accumulation Units
         Outstanding at End of Period     4,423,425   1,576,247      774,738      619,047     194,008        6,455

   ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period             $11.58      $11.56       $10.00 (4)
      AUV at End of Period                    $8.47      $11.58       $11.56
      Number of Accumulation Units
         Outstanding at End of Period     3,652,428   3,995,359    1,620,720

   ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period             $10.57      $11.23       $10.00 (4)
      AUV at End of Period                    $8.00      $10.57       $11.23
      Number of Accumulation Units
         Outstanding at End of Period     1,371,277   1,410,056      234,838

   ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period             $27.09      $25.07       $20.91       $19.90      $19.11       $18.96 (1)
      AUV at End of Period                   $26.76      $27.09       $25.07       $20.91      $19.90       $19.11
      Number of Accumulation Units
         Outstanding at End of Period     5,386,259   4,693,130    3,237,449    3,118,319   1,727,706      108,930

   ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period             $22.94      $23.03       $20.74       $21.26      $19.97       $19.99 (1)
      AUV at End of Period                   $19.58      $22.94       $23.03       $20.74      $21.26       $19.97
      Number of Accumulation Units
         Outstanding at End of Period     3,360,157   3,203,914    2,552,793    2,294,951     744,367       35,954

   ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period             $10.00 (9)
      AUV at End of Period                    $7.81
      Number of Accumulation Units
         Outstanding at End of Period        62,876

   ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period             $10.00 (9)
      AUV at End of Period                    $8.83
      Number of Accumulation Units
         Outstanding at End of Period       222,557

   ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period             $21.08      $24.36       $25.31       $22.22      $19.81       $19.05 (1)
      AUV at End of Period                   $17.67      $21.08       $24.36       $25.31      $22.22       $19.81
      Number of Accumulation Units
         Outstanding at End of Period     7,350,028   8,865,678    9,922,551    9,473,482   4,305,084      179,402

   ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period             $27.27      $25.65       $19.92       $21.07      $24.76       $24.56 (1)
      AUV at End of Period                   $26.86      $27.27       $25.65       $19.92      $21.07       $24.76
      Number of Accumulation Units
         Outstanding at End of Period       977,817     801,893      826,871      554,454     426,516       45,472

   ING VP BOND PORTFOLIO S
      AUV at Beginning of Period             $10.00 (9)
      AUV at End of Period                   $10.62
      Number of Accumulation Units
         Outstanding at End of Period       707,083

   ING VP GROWTH OPP. S
      AUV at Beginning of Period              $7.78      $10.00 (7)
      AUV at End of Period                    $5.23       $7.78
      Number of Accumulation Units
         Outstanding at End of Period       151,543      51,380

   ING VP MAGNACAP S
      AUV at Beginning of Period              $9.33      $10.00 (7)
      AUV at End of Period                    $7.07       $9.33
      Number of Accumulation Units
         Outstanding at End of Period       125,575      76,114

   ING VP SMALLCAP OPPORTUNITIES S
      AUV at Beginning of Period              $8.31      $10.00 (7)
      AUV at End of Period                    $4.60       $8.31
      Number of Accumulation Units
         Outstanding at End of Period       483,573     188,338

   ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period              $6.99       $8.74       $10.00 (5)
      AUV at End of Period                    $5.16       $6.99        $8.74
      Number of Accumulation Units
         Outstanding at End of Period       361,647     247,751       28,853

   INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period             $10.26      $10.00 (8)
      AUV at End of Period                    $7.62      $10.26
      Number of Accumulation Units
         Outstanding at End of Period       493,958     367,187

   INVESCO VIF LEISURE FUND
      AUV at Beginning of Period             $10.00 (9)
      AUV at End of Period                    $8.42
      Number of Accumulation Units
         Outstanding at End of Period        30,007

   INVESCO VIF--FINANCIAL SERVICES
      AUV at Beginning of Period              $9.35      $10.00 (8)
      AUV at End of Period                    $7.82       $9.35
      Number of Accumulation Units
         Outstanding at End of Period       182,155      45,911

   INVESCO VIF--UTILITIES
      AUV at Beginning of Period              $8.10      $10.00 (8)
      AUV at End of Period                    $6.34       $8.10
      Number of Accumulation Units
         Outstanding at End of Period       103,374       6,689

   JENNISON PORTFOLIO
      AUV at Beginning of Period              $6.26       $7.83       $10.00 (5)
      AUV at End of Period                    $4.24       $6.26        $7.83
      Number of Accumulation Units
         Outstanding at End of Period       840,344   1,001,520       75,572

   PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period              $9.99       $9.93       $10.19       $10.06      $10.00 (3)
      AUV at End of Period                    $9.70       $9.99        $9.93       $10.19      $10.06
      Number of Accumulation Units
         Outstanding at End of Period     5,428,136   5,191,930    4,861,886    5,486,600   1,558,466

   PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period             $10.12      $11.62       $13.06       $11.09      $10.00 (3)
      AUV at End of Period                    $7.94      $10.12       $11.62       $13.06      $11.09
      Number of Accumulation Units
         Outstanding at End of Period     5,327,508   6,170,622    6,920,736    7,321,127   1,911,521

   PIONEER FUND VCT II
      AUV at Beginning of Period              $9.37      $10.00 (8)
      AUV at End of Period                    $7.44       $9.37
      Number of Accumulation Units
         Outstanding at End of Period       297,005      27,155

   PIONEER MID CAP VALUE II
      AUV at Beginning of Period             $10.71      $10.00 (8)
      AUV at End of Period                    $9.33      $10.71
      Number of Accumulation Units
         Outstanding at End of Period       796,390      55,679

   PROFUND VP BULL
      AUV at Beginning of Period              $8.88      $10.00 (7)
      AUV at End of Period                    $6.63       $8.88
      Number of Accumulation Units
         Outstanding at End of Period       342,070     353,534

   PROFUND VP EUROPE 30
      AUV at Beginning of Period              $8.25      $10.00 (7)
      AUV at End of Period                    $6.02       $8.25
      Number of Accumulation Units
         Outstanding at End of Period       181,953      13,357

   PROFUND VP SMALL CAP
      AUV at Beginning of Period              $9.41      $10.00 (7)
      AUV at End of Period                    $7.17       $9.41
      Number of Accumulation Units
         Outstanding at End of Period     499,606.0   128,298.0

   SP JENNISON INT. GROWTH
      AUV at Beginning of Period              $5.39       $8.56       $10.00 (6)
      AUV at End of Period                    $4.09       $5.39        $8.56
      Number of Accumulation Units
         Outstanding at End of Period       393,654     214,255       15,695

   (1)  Fund First Available during October 1997
   (2)  Fund First Available during February 1998
   (3)  Fund First Available during May 1998
   (4)  Fund First Available during February 2000
   (5)  Fund First Available during May 2000
   (6)  Fund First Available during October 2000
   (7)  Fund First Available during May 2001
   (8)  Fund First Available during November 2001
   (9)  Fund First Available during May 2002
   (10) Fund First Available during September 2002
   (11) Fund First Available during December 2002

                                             2002         2001        2000
                                             ----         ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.75 %

   AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period            $10.99       $10.00 (5)
      AUV at End of Period                   $7.31       $10.99
      Number of Accumulation Units
         Outstanding at End of Period       76,299        4,183

   FIDELITY VIP EQUITY--INCOME
      AUV at Beginning of Period             $9.57       $10.00 (7)
      AUV at End of Period                   $7.79        $9.57
      Number of Accumulation Units
         Outstanding at End of Period      139,297

   FIDELITY VIP GROWTH
      AUV at Beginning of Period             $9.26       $10.00 (7)
      AUV at End of Period                   $6.34        $9.26
      Number of Accumulation Units
         Outstanding at End of Period      138,235

   ING AIM MID CAP GROWTH
      AUV at Beginning of Period            $14.37       $18.55      $21.42 (1)
      AUV at End of Period                   $9.64       $14.37      $18.55
      Number of Accumulation Units
         Outstanding at End of Period      398,841      327,852     149,363

   ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period            $14.34       $16.92      $19.90 (1)
      AUV at End of Period                   $9.86       $14.34      $16.92
      Number of Accumulation Units
         Outstanding at End of Period      616,586      395,575     116,196

   ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period             $9.95       $10.51      $10.00 (1)
      AUV at End of Period                   $7.45        $9.95      $10.51
      Number of Accumulation Units
         Outstanding at End of Period    2,719,021    1,513,414     177,361

   ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period            $16.95       $19.59      $21.80 (1)
      AUV at End of Period                  $13.29       $16.95      $19.59
      Number of Accumulation Units
         Outstanding at End of Period      592,153      361,440     138,197

   ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period            $17.49       $18.07      $23.40 (1)
      AUV at End of Period                  $12.82       $17.49      $18.07
      Number of Accumulation Units
         Outstanding at End of Period      857,077      525,394     140,651

   ING DEVELOPING WORLD
      AUV at Beginning of Period             $6.98        $7.50      $11.60 (1)
      AUV at End of Period                   $6.13        $6.98       $7.50
      Number of Accumulation Units
         Outstanding at End of Period      256,921      138,408      35,033

   ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period            $17.87       $19.03      $17.21 (1)
      AUV at End of Period                  $14.56       $17.87      $19.03
      Number of Accumulation Units
         Outstanding at End of Period      307,027      174,298      10,293

   ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period             $9.05        $9.87      $10.00 (3)
      AUV at End of Period                   $7.17        $9.05       $9.87
      Number of Accumulation Units
         Outstanding at End of Period      839,244      335,910      10,627

   ING GET FUND -- SERIES T
      AUV at Beginning of Period            $10.00 (8)
      AUV at End of Period                  $10.06
      Number of Accumulation Units
         Outstanding at End of Period      171,909

   ING GET FUND -- SERIES U
      AUV at Beginning of Period            $10.00 (9)
      AUV at End of Period                  $10.00
      Number of Accumulation Units
         Outstanding at End of Period           --

   ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period             $7.60       $10.00 (4)
      AUV at End of Period                   $4.62        $7.60
      Number of Accumulation Units
         Outstanding at End of Period      181,315       69,117

   ING HARD ASSETS
      AUV at Beginning of Period            $13.49       $15.62      $15.59 (1)
      AUV at End of Period                  $13.36       $13.49      $15.62
      Number of Accumulation Units
         Outstanding at End of Period      120,308       30,794      18,820

   ING INTERNATIONAL EQUITY
      AUV at Beginning of Period             $8.55       $11.26      $14.84 (6)
      AUV at End of Period                   $7.04        $8.55      $11.26
      Number of Accumulation Units
         Outstanding at End of Period      261,177      100,590

   ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period             $8.83        $9.94      $10.00 (3)
      AUV at End of Period                   $6.99        $8.83       $9.94
      Number of Accumulation Units
         Outstanding at End of Period    1,307,256      638,396      21,427

   ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period             $8.29        $8.88      $10.00 (3)
      AUV at End of Period                   $6.03        $8.29       $8.88
      Number of Accumulation Units
         Outstanding at End of Period      292,322      197,279       5,866

   ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period            $20.84       $24.38      $28.75 (1)
      AUV at End of Period                  $14.48       $20.84      $24.38
      Number of Accumulation Units
         Outstanding at End of Period      577,201      446,323     109,154

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED EAFE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.21
      Number of Accumulation Units
         Outstanding at End of Period        9,890

   ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.83
      Number of Accumulation Units
         Outstanding at End of Period       72,176

   ING LIMITED MATURITY BOND
      AUV at Beginning of Period            $18.15       $16.97      $16.01 (1)
      AUV at End of Period                  $19.12       $18.15      $16.97
      Number of Accumulation Units
         Outstanding at End of Period    1,001,053      342,317      73,720

   ING LIQUID ASSETS
      AUV at Beginning of Period            $15.06       $14.76      $14.21 (1)
      AUV at End of Period                  $15.01       $15.06      $14.76
      Number of Accumulation Units
         Outstanding at End of Period    1,590,576    1,500,979     293,515

   ING MARSICO GROWTH
      AUV at Beginning of Period            $14.84       $21.65      $28.78 (1)
      AUV at End of Period                  $10.27       $14.84      $21.65
      Number of Accumulation Units
         Outstanding at End of Period    1,379,115    1,104,093     437,723

   ING MERCURY FOCUS VALUE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.35
      Number of Accumulation Units
         Outstanding at End of Period       16,519

   ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.96
      Number of Accumulation Units
         Outstanding at End of Period       16,838

   ING MFS MID CAP GROWTH
      AUV at Beginning of Period            $31.04       $41.37      $37.94 (1)
      AUV at End of Period                  $15.61       $31.04      $41.37
      Number of Accumulation Units
         Outstanding at End of Period      911,395      577,692     162,554

   ING MFS RESEARCH
      AUV at Beginning of Period            $19.91       $25.81      $26.51 (1)
      AUV at End of Period                  $14.70       $19.91      $25.81
      Number of Accumulation Units
         Outstanding at End of Period      792,215      588,415     160,258

   ING MFS TOTAL RETURN
      AUV at Beginning of Period            $20.03       $20.29      $17.18 (1)
      AUV at End of Period                  $18.68       $20.03      $20.29
      Number of Accumulation Units
         Outstanding at End of Period    1,806,440      934,682     102,750

   ING PIMCO CORE BOND
      AUV at Beginning of Period            $11.56       $11.48      $11.26 (1)
      AUV at End of Period                  $12.34       $11.56      $11.48
      Number of Accumulation Units
         Outstanding at End of Period    1,446,426      328,948      16,895

   ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period            $11.57       $11.56      $10.00 (1)
      AUV at End of Period                   $8.46       $11.57      $11.56
      Number of Accumulation Units
         Outstanding at End of Period    1,438,659      902,603      98,842

   ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period            $10.56       $11.23      $10.00 (1)
      AUV at End of Period                   $7.99       $10.56      $11.23
      Number of Accumulation Units
         Outstanding at End of Period      534,293      384,799      11,867

   ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period            $26.91       $24.92      $20.20 (1)
      AUV at End of Period                  $26.57       $26.91      $24.92
      Number of Accumulation Units
         Outstanding at End of Period    1,345,841      531,690      15,600

   ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period            $22.79       $22.89      $19.52 (1)
      AUV at End of Period                  $19.44       $22.79      $22.89
      Number of Accumulation Units
         Outstanding at End of Period      773,224      387,753      30,890

   ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $7.80
      Number of Accumulation Units
         Outstanding at End of Period       20,988

   ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.83
      Number of Accumulation Units
         Outstanding at End of Period       53,323

   ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period            $20.99       $24.27      $25.04 (1)
      AUV at End of Period                  $17.58       $20.99      $24.27
      Number of Accumulation Units
         Outstanding at End of Period      616,373      485,828     119,426

   ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period            $27.09       $25.50      $19.96 (1)
      AUV at End of Period                  $26.67       $27.09      $25.50
      Number of Accumulation Units
         Outstanding at End of Period      271,009      101,334      25,056

   ING VP BOND PORTFOLIO
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                  $10.62
      Number of Accumulation Units
         Outstanding at End of Period      218,867

   ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period             $7.77       $10.00 (4)
      AUV at End of Period                   $5.23        $7.77
      Number of Accumulation Units
         Outstanding at End of Period      149,495       27,449

   ING VP MAGNACAP
      AUV at Beginning of Period             $9.33       $10.00 (4)
      AUV at End of Period                   $7.06        $9.33
      Number of Accumulation Units
         Outstanding at End of Period      102,496       24,770

   ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period             $8.31       $10.00 (4)
      AUV at End of Period                   $4.59        $8.31
      Number of Accumulation Units
         Outstanding at End of Period      454,391       79,268

   ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period             $6.98        $8.73      $10.00 (2)
      AUV at End of Period                   $5.16        $6.98       $8.73
      Number of Accumulation Units
         Outstanding at End of Period      349,870      169,312       7,369

   INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period            $10.26       $10.00 (5)
      AUV at End of Period                   $7.61       $10.26
      Number of Accumulation Units
         Outstanding at End of Period      271,524       16,016

   INVESCO VIF LEISURE FUND
      AUV at Beginning of Period            $10.00 (7)
      AUV at End of Period                   $8.42
      Number of Accumulation Units
         Outstanding at End of Period       41,608

   INVESCO VIF FINANCIAL SERVICES
      AUV at Beginning of Period             $9.35       $10.00 (5)
      AUV at End of Period                   $7.82        $9.35
      Number of Accumulation Units
         Outstanding at End of Period      110,702        3,522

   INVESCO VIF UTILITIES
      AUV at Beginning of Period             $8.09       $10.00 (5)
      AUV at End of Period                   $6.34        $8.09
      Number of Accumulation Units
         Outstanding at End of Period       94,266        3,860

   JENNISON PORTFOLIO
      AUV at Beginning of Period             $6.26        $7.83      $10.00 (2)
      AUV at End of Period                   $4.23        $6.26       $7.83
      Number of Accumulation Units
         Outstanding at End of Period      565,739      273,112      19,630

   PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period             $9.97        $9.92      $10.10 (1)
      AUV at End of Period                   $9.68        $9.97       $9.92
      Number of Accumulation Units
         Outstanding at End of Period    1,004,330      489,627      64,046

   PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period            $10.10       $11.61      $12.46 (1)
      AUV at End of Period                   $7.92       $10.10      $11.61
      Number of Accumulation Units
         Outstanding at End of Period      777,891      441,295      70,828

   PIONEER FUND VCT
      AUV at Beginning of Period             $9.37       $10.00 (5)
      AUV at End of Period                   $7.43        $9.37
      Number of Accumulation Units
         Outstanding at End of Period      135,708        2,197

   PIONEER MID CAP VALUE
      AUV at Beginning of Period            $10.71       $10.00 (5)
      AUV at End of Period                   $9.32       $10.71
      Number of Accumulation Units
         Outstanding at End of Period      218,154        5,378

   PROFUND VP BULL
      AUV at Beginning of Period             $8.87       $10.00 (4)
      AUV at End of Period                   $6.63        $8.87
      Number of Accumulation Units
         Outstanding at End of Period      185,752       27,580

   PROFUND VP EUROPE 30
      AUV at Beginning of Period             $8.25       $10.00 (4)
      AUV at End of Period                   $6.02        $8.25
      Number of Accumulation Units
         Outstanding at End of Period      105,639       38,959

   PROFUND VP SMALL CAP
      AUV at Beginning of Period             $9.41       $10.00 (4)
      AUV at End of Period                   $7.17        $9.41
      Number of Accumulation Units
         Outstanding at End of Period      182,536       19,151

   SP JENNISON INTERNATIONAL GROWTH
      AUV at Beginning of Period             $5.39        $8.56      $10.00 (3)
      AUV at End of Period                   $4.08        $5.39       $8.56
      Number of Accumulation Units
         Outstanding at End of Period      235,553      146,027       7,516

   FOOTNOTES
   (1)  Fund First Available during February 2000
   (2)  Fund First Available during May 2000
   (3)  Fund First Available during October 2000
   (4)  Fund First Available during May 2001
   (5)  Fund First Available during November 2001
   (6)  Fund First Available during December 2001
   (7)  Fund First Available during May 2002
   (8)  Fund First Available during September 2002
   (9)  Fund First Available during December 2002

                                              2002         2001
                                              ----         ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.85 %

   AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period             $10.98       $10.00 (3)
      AUV at End of Period                    $7.30       $10.98
      Number of Accumulation Units
         Outstanding at End of Period       132,571        7,384

   FIDELITY VIP EQUITY--INCOME
      AUV at Beginning of Period              $9.57 (4)
      AUV at End of Period                    $7.78
      Number of Accumulation Units
         Outstanding at End of Period        70,754

   FIDELITY VIP GROWTH
      AUV at Beginning of Period              $9.25 (4)
      AUV at End of Period                    $6.33
      Number of Accumulation Units
         Outstanding at End of Period       147,715

   ING AIM MID CAP GROWTH
      AUV at Beginning of Period             $14.28       $17.13 (1)
      AUV at End of Period                    $9.57       $14.28
      Number of Accumulation Units
         Outstanding at End of Period     179,598.0    107,256.0

   ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period             $14.26       $16.11 (1)
      AUV at End of Period                    $9.79       $14.26
      Number of Accumulation Units
         Outstanding at End of Period       249,303      115,783

   ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period              $9.93       $10.19 (1)
      AUV at End of Period                    $7.43        $9.93
      Number of Accumulation Units
         Outstanding at End of Period     1,216,649      609,109

   ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period             $16.79       $19.11 (1)
      AUV at End of Period                   $13.16       $16.79
      Number of Accumulation Units
         Outstanding at End of Period       367,450      153,710

   ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period             $17.39       $17.16 (1)
      AUV at End of Period                   $12.73       $17.39
      Number of Accumulation Units
         Outstanding at End of Period       518,749      279,566

   ING DEVELOPING WORLD
      AUV at Beginning of Period              $6.96        $7.40 (1)
      AUV at End of Period                    $6.10        $6.96
      Number of Accumulation Units
         Outstanding at End of Period        89,889       27,104

   ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period             $17.74       $18.61 (1)
      AUV at End of Period                   $14.44       $17.74
      Number of Accumulation Units
         Outstanding at End of Period       160,512     69,963.0

   ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period              $9.04        $9.45 (1)
      AUV at End of Period                    $7.16        $9.04
      Number of Accumulation Units
         Outstanding at End of Period       532,775      233,654

   ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period              $7.59       $10.00 (2)
      AUV at End of Period                    $4.61        $7.59
      Number of Accumulation Units
         Outstanding at End of Period       161,333       44,112

   ING HARD ASSETS
      AUV at Beginning of Period             $13.31       $15.33 (1)
      AUV at End of Period                   $13.17       $13.31
      Number of Accumulation Units
         Outstanding at End of Period       389,188       95,942

   ING INTERNATIONAL EQUITY
      AUV at Beginning of Period              $8.50       $11.13 (1)
      AUV at End of Period                    $6.99        $8.50
      Number of Accumulation Units
         Outstanding at End of Period       221,113       88,668

   ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period              $8.82        $9.62 (1)
      AUV at End of Period                    $6.98        $8.82
      Number of Accumulation Units
         Outstanding at End of Period       803,023      297,442

   ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period              $8.28        $8.73 (1)
      AUV at End of Period                    $6.01        $8.28
      Number of Accumulation Units
         Outstanding at End of Period       170,016      116,186

   ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period             $20.64       $23.37 (1)
      AUV at End of Period                   $14.33       $20.64
      Number of Accumulation Units
         Outstanding at End of Period       263,933      138,979

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED EAFE
      AUV at Beginning of Period             $10.00 (5)
      AUV at End of Period                    $8.20
      Number of Accumulation Units
         Outstanding at End of Period        12,519

   ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period             $10.00 (5)
      AUV at End of Period                    $7.82
      Number of Accumulation Units
         Outstanding at End of Period        54,218

   ING LIMITED MATURITY BOND
      AUV at Beginning of Period             $17.94       $16.87 (1)
      AUV at End of Period                   $18.89       $17.94
      Number of Accumulation Units
         Outstanding at End of Period       457,642      177,354

   ING LIQUID ASSETS
      AUV at Beginning of Period             $14.91       $14.63 (1)
      AUV at End of Period                   $14.85       $14.91
      Number of Accumulation Units
         Outstanding at End of Period       749,575      371,667

   ING MARSICO GROWTH
      AUV at Beginning of Period             $14.75       $20.06 (1)
      AUV at End of Period                   $10.20       $14.75
      Number of Accumulation Units
         Outstanding at End of Period       464,261      332,353

   ING MERCURY FOCUS VALUE
      AUV at Beginning of Period             $10.00 (5)
      AUV at End of Period                    $8.35
      Number of Accumulation Units
         Outstanding at End of Period        84,875

   ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period             $10.00 (5)
      AUV at End of Period                    $7.95
      Number of Accumulation Units
         Outstanding at End of Period        26,080

   ING MFS MID CAP GROWTH
      AUV at Beginning of Period             $30.81       $38.92 (1)
      AUV at End of Period                   $15.48       $30.81
      Number of Accumulation Units
         Outstanding at End of Period       511,368      217,014

   ING MFS RESEARCH
      AUV at Beginning of Period             $19.77       $24.45 (1)
      AUV at End of Period                   $14.58       $19.77
      Number of Accumulation Units
         Outstanding at End of Period       377,645      167,033

   ING MFS TOTAL RETURN
      AUV at Beginning of Period             $19.88       $20.05 (1)
      AUV at End of Period                   $18.52       $19.88
      Number of Accumulation Units
         Outstanding at End of Period       865,415      338,408

   ING PIMCO CORE BOND
      AUV at Beginning of Period             $11.47       $11.56 (1)
      AUV at End of Period                   $12.24       $11.47
      Number of Accumulation Units
         Outstanding at End of Period     1,325,734      153,359

   ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period             $11.55       $11.41 (1)
      AUV at End of Period                    $8.44       $11.55
      Number of Accumulation Units
         Outstanding at End of Period       915,050      471,202

   ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period             $10.54       $11.09 (1)
      AUV at End of Period                    $7.96       $10.54
      Number of Accumulation Units
         Outstanding at End of Period       336,121      221,246

   ING T. ROWE PRICE CAP. APPRECIATION
      AUV at Beginning of Period             $26.56       $24.57 (1)
      AUV at End of Period                   $26.20       $26.56
      Number of Accumulation Units
         Outstanding at End of Period     1,256,046      329,416

   ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period             $22.50       $22.48 (1)
      AUV at End of Period                   $19.17       $22.50
      Number of Accumulation Units
         Outstanding at End of Period       479,848      191,974

   ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period             $10.00 (5)
      AUV at End of Period                    $7.80
      Number of Accumulation Units
         Outstanding at End of Period        10,171

   ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period             $10.00 (5)
      AUV at End of Period                    $8.82
      Number of Accumulation Units
         Outstanding at End of Period       130,192

   ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period             $20.82       $23.65 (1)
      AUV at End of Period                   $17.42       $20.82
      Number of Accumulation Units
         Outstanding at End of Period       274,359      118,228

   ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period             $26.74       $24.97 (1)
      AUV at End of Period                   $26.29       $26.74
      Number of Accumulation Units
         Outstanding at End of Period       222,333       81,300

   ING VP BOND PORTFOLIO
      AUV at Beginning of Period             $10.00 (5)
      AUV at End of Period                   $10.61
      Number of Accumulation Units
         Outstanding at End of Period       564,471

   ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period              $7.77       $10.00 (2)
      AUV at End of Period                    $5.22        $7.77
      Number of Accumulation Units
         Outstanding at End of Period       109,759       52,668

   ING VP MAGNACAP
      AUV at Beginning of Period              $9.33       $10.00 (2)
      AUV at End of Period                    $7.05        $9.33
      Number of Accumulation Units
         Outstanding at End of Period       108,902       19,437

   ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period              $8.31       $10.00 (2)
      AUV at End of Period                    $4.59        $8.31
      Number of Accumulation Units
         Outstanding at End of Period       374,677      141,397

   ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period              $6.97        $8.62 (1)
      AUV at End of Period                    $5.14        $6.97
      Number of Accumulation Units
         Outstanding at End of Period       382,518       75,723

   INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period             $10.25       $10.00 (3)
      AUV at End of Period                    $7.60       $10.25
      Number of Accumulation Units
         Outstanding at End of Period       306,734       81,775

   INVESCO VIF LEISURE FUND
      AUV at Beginning of Period             $10.00 (5)
      AUV at End of Period                    $8.41
      Number of Accumulation Units
         Outstanding at End of Period        94,574

   INVESCO VIF FINANCIAL SERVICES
      AUV at Beginning of Period              $9.35       $10.00 (3)
      AUV at End of Period                    $7.81        $9.35
      Number of Accumulation Units
         Outstanding at End of Period        91,598          677

   INVESCO VIF UTILITIES
      AUV at Beginning of Period              $8.09       $10.00 (3)
      AUV at End of Period                    $6.33        $8.09
      Number of Accumulation Units
         Outstanding at End of Period        34,606        1,176

   JENNISON PORTFOLIO
      AUV at Beginning of Period              $6.25        $7.55 (1)
      AUV at End of Period                    $4.22        $6.25
      Number of Accumulation Units
         Outstanding at End of Period       259,117      107,206

   PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period              $9.93        $9.91 (1)
      AUV at End of Period                    $9.63        $9.93
      Number of Accumulation Units
         Outstanding at End of Period       624,872      217,554

   PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period             $10.06       $11.27 (1)
      AUV at End of Period                    $7.88       $10.06
      Number of Accumulation Units
         Outstanding at End of Period       312,246      126,058

   PIONEER FUND VCT
      AUV at Beginning of Period              $9.37       $10.00 (3)
      AUV at End of Period                    $7.42        $9.37
      Number of Accumulation Units
         Outstanding at End of Period        79,240          161

   PIONEER MID CAP VALUE
      AUV at Beginning of Period             $10.71       $10.00 (3)
      AUV at End of Period                    $9.31       $10.71
      Number of Accumulation Units
         Outstanding at End of Period       245,270        6,479

   PROFUND VP BULL
      AUV at Beginning of Period              $8.87       $10.00 (2)
      AUV at End of Period                    $6.62        $8.87
      Number of Accumulation Units
         Outstanding at End of Period       114,753       15,636

   PROFUND VP EUROPE 30
      AUV at Beginning of Period              $8.24       $10.00 (2)
      AUV at End of Period                    $6.00        $8.24
      Number of Accumulation Units
         Outstanding at End of Period        13,789        6,318

   PROFUND VP SMALL CAP
      AUV at Beginning of Period              $9.40       $10.00 (2)
      AUV at End of Period                    $7.16        $9.40
      Number of Accumulation Units
         Outstanding at End of Period       114,433       21,722

   SP JENNISON INTERNATIONAL GROWTH
      AUV at Beginning of Period              $5.38        $8.37 (1)
      AUV at End of Period                    $4.07        $5.38
      Number of Accumulation Units
         Outstanding at End of Period        98,449       19,406

   FOOTNOTES
   (1)  Fund First Available during February 2001
   (2)  Fund First Available during May 2001
   (3)  Fund First Available during November 2001
   (4)  Fund First Available during December 2001
   (5)  Fund First Available during May 2002
   (6)  Fund First Available during September 2002
   (7)  Fund First Available during December 2002

--------------------------------------------------------------------------------
APPENDIX B
--------------------------------------------------------------------------------

                            THE INVESTMENT PORTFOLIOS

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

------------------------------------------------------------------------------------------------------
LIST OF FUND NAME CHANGES
------------------------------------------------------------------------------------------------------
FORMER FUND NAME                                     CURRENT FUND NAME
------------------------------------------------------------------------------------------------------
All Cap Series                                       ING Salomon Brothers All Cap Portfolio
------------------------------------------------------------------------------------------------------
Asset Allocation Growth Series                       ING UBS U.S. Balanced Portfolio
------------------------------------------------------------------------------------------------------
Capital Growth Series                                ING Alliance Mid-Cap Growth Portfolio
------------------------------------------------------------------------------------------------------
Capital Guardian Small Cap Series                    ING Capital Guardian Small Cap Portfolio
------------------------------------------------------------------------------------------------------
Core Bond Series                                     ING PIMCO Core Bond Portfolio
------------------------------------------------------------------------------------------------------
Developing World Series                              ING Developing World Portfolio
------------------------------------------------------------------------------------------------------
Diversified Mid-Cap Series                           ING FMR/SM/ Diversified Mid-Cap Portfolio
------------------------------------------------------------------------------------------------------
Equity Growth Series                                 ING Van Kampen Equity Growth Portfolio
------------------------------------------------------------------------------------------------------
Equity Income Series                                 ING T. Rowe Price Equity Income Portfolio
------------------------------------------------------------------------------------------------------
Equity Opportunity Series                            ING Jennison Equity Opportunities Portfolio
------------------------------------------------------------------------------------------------------
Focus Value Series                                   ING Mercury Focus Value Portfolio
------------------------------------------------------------------------------------------------------
Fully Managed Series                                 ING T. Rowe Price Capital Appreciation Portfolio
------------------------------------------------------------------------------------------------------
Fundamental Growth Focus Series                      ING Mercury Fundamental Growth Portfolio
------------------------------------------------------------------------------------------------------
Global Franchise Series                              ING Van Kampen Global Franchise Portfolio
------------------------------------------------------------------------------------------------------
Growth Series                                        ING Marsico Growth Portfolio
------------------------------------------------------------------------------------------------------
Hard Assets Series                                   ING Hard Assets Portfolio
------------------------------------------------------------------------------------------------------
International Enhanced EAFE Series                   ING JP Morgan Fleming International Enhanced
                                                       EAFE Portfolio
------------------------------------------------------------------------------------------------------
International Equity Series                          ING International Portfolio
------------------------------------------------------------------------------------------------------
Internet TollkeeperSM Series                         ING Goldman Sachs Internet TollkeeperSM Portfolio
------------------------------------------------------------------------------------------------------
Investors Series                                     ING Salomon Brothers Investors Portfolio
------------------------------------------------------------------------------------------------------
J.P. Morgan Fleming Small Cap Equity Series          ING JPMorgan Fleming Small Cap Equity Portfolio
------------------------------------------------------------------------------------------------------

Generations - 126034

                                       B1

------------------------------------------------------------------------------------------------------
LIST OF FUND NAME CHANGES
------------------------------------------------------------------------------------------------------
FORMER FUND NAME                                     CURRENT FUND NAME
------------------------------------------------------------------------------------------------------
Janus Growth and Income Series                       ING Janus Growth and Income Portfolio
------------------------------------------------------------------------------------------------------
Large Cap Value Series                               ING Capital Guardian Large Cap Value Portfolio
------------------------------------------------------------------------------------------------------
Limited Maturity Bond Series                         ING Limited Maturity Bond Portfolio
------------------------------------------------------------------------------------------------------
Liquid Assets Series                                 ING Liquid Assets Portfolio
------------------------------------------------------------------------------------------------------
Managed Global Series                                ING Capital Guardian Managed Global Portfolio
------------------------------------------------------------------------------------------------------
Mid-Cap Growth Series                                ING MFS Mid-Cap Growth Portfolio
------------------------------------------------------------------------------------------------------
Real Estate Series                                   ING Van Kampen Real Estate Portfolio
------------------------------------------------------------------------------------------------------
Research Series                                      ING MFS Research Portfolio
------------------------------------------------------------------------------------------------------
Special Situations Series                            ING Janus Special Equity Portfolio
------------------------------------------------------------------------------------------------------
Strategic Equity Series                              ING AIM Mid-Cap Growth Portfolio
------------------------------------------------------------------------------------------------------
Total Return Series                                  ING MFS Total Return Portfolio
------------------------------------------------------------------------------------------------------
Value Equity Series                                  ING Eagle Asset Value Equity Portfolio
------------------------------------------------------------------------------------------------------
Van Kampen Growth and Income Series                  ING Van Kampen Growth and Income Portfolio
------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING INVESTORS TRUST
--------------------------------------------------------------------------------
ING AIM MID-CAP GROWTH                    Seeks capital appreciation. The
  PORTFOLIO (Service Class) (formerly     Portfolio seeks to meet its objective
  Strategic Equity Series)                by investing, normally, at least 80%
                                          of its assets in equity securities of
  INVESTMENT ADVISER:                     mid-capitalization companies.
    Directed Services, Inc.
  INVESTMENT SUBADVISER:
    A I M Capital Management, Inc.
--------------------------------------------------------------------------------
ING ALLIANCE MID-CAP GROWTH PORTFOLIO     Seeks long-term total return. The
  (Service Class) (formerly Capital       Portfolio invests primarily in common
  Growth Series)                          stocks of middle capitalization
                                          companies. The Portfolio normally
  INVESTMENT ADVISER:                     invests substantially all of its
    Directed Services, Inc.               assets in high-quality common stocks
  INVESTMENT SUBADVISER:                  that Alliance expects to increase in
    Alliance Capital Management L.P.      value.
--------------------------------------------------------------------------------
ING CAPITAL GUARDIAN LARGE CAP VALUE      Seeks long-term growth of capital and
  PORTFOLIO (Service Class) (formerly     income. The Portfolio Manager seeks to
  Large Cap Value Series)                 achieve the Portfolio's investment
                                          objective by investing, under normal
  INVESTMENT ADVISER:                     market conditions, at least 80% of its
    Directed Services, Inc.               assets in equity and equity-related
  INVESTMENT SUBADVISER:                  securities of companies with market
    Capital Guardian Trust Company        capitalizations greater than $1
                                          billion at the time of investment.
--------------------------------------------------------------------------------
ING CAPITAL GUARDIAN MANAGED GLOBAL       Seeks capital appreciation. Current
  PORTFOLIO (Service Class) (formerly     income is only an incidental
  Managed Global Series)                  consideration. This portfolio is not
                                          diversified. The Portfolio invests
  INVESTMENT ADVISER:                     primarily in common stocks traded in
    Directed Services, Inc.               securities markets throughout the
  INVESTMENT SUBADVISER:                  world. The Portfolio may invest up to
    Capital Guardian Trust Company        100% of its total assets in securities
                                          traded in securities markets outside
                                          the United States. The Portfolio
                                          generally invests at least 65% of its
                                          total assets in at least three
                                          different countries, one of which may
                                          be the United States.
--------------------------------------------------------------------------------

Generations - 126034

                                       B2

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING CAPITAL GUARDIAN SMALL CAP            Seeks long-term capital appreciation.
  PORTFOLIO (Service Class) (formerly     The Portfolio invests at least 80% of
  Capital Guardian Small Cap Series)      its assets in equity securities of
                                          small capitalization ("small-cap")
  INVESTMENT ADVISER:                     companies.
    Directed Services, Inc.
  INVESTMENT SUBADVISER:
    Capital Guardian Trust Company
--------------------------------------------------------------------------------
ING DEVELOPING WORLD PORTFOLIO            Seeks capital appreciation. The
  (Service Class) (formerly Developing    Portfolio invests primarily in the
  World Series)                           equity securities of companies in
                                          "emerging market countries." The
  INVESTMENT ADVISER:                     Portfolio normally invests in at least
    Directed Services, Inc.               six emerging market countries with no
  INVESTMENT SUBADVISER:                  more than 35% of its assets in any one
    Baring International Investment       country, measured at the time of
    Limited                               investment.
--------------------------------------------------------------------------------
ING EAGLE ASSET VALUE EQUITY PORTFOLIO    Seeks capital appreciation. Dividend
  (Service Class) (formerly Value         income is a secondary objective. The
  Equity Series)                          Portfolio normally invests at least
                                          80% of its assets in equity securities
  INVESTMENT ADVISER:                     of domestic and foreign issuers that
    Directed Services, Inc.               meet quantitative standards relating
  INVESTMENT SUBADVISER:                  to financial soundness and high
    Eagle Asset Management, Inc.          intrinsic value relative to price.
--------------------------------------------------------------------------------
ING FMR/SM/ DIVERSIFIED MID-CAP PORTFOLIO Seeks long-term growth of capital. The
  (Service Class) (formerly               Portfolio Manager normally invests the
  Diversified Mid-Cap Series)             Portfolio's assets primarily in common
                                          stocks. The Portfolio Manager normally
  INVESTMENT ADVISER:                     invests at least 80% of the
    Directed Services, Inc.               Portfolio's assets in securities of
  INVESTMENT SUBADVISER:                  companies with medium market
    Fidelity Management & Research Co.    capitalizations.
--------------------------------------------------------------------------------
ING GOLDMAN SACHS INTERNET                Seeks long-term growth of capital. The
  TOLLKEEPERSM PORTFOLIO* (Service        Portfolio invests, under normal
  Class) (formerly Internet Tollkeeper    circumstances, at least 80% of its net
  Series)                                 assets plus any borrowings for
  *Goldman Sachs Internet TollkeeperSM    investment purposes (measured at time
  is a service mark of Goldman Sachs &    of investment) in equity investments
  Co                                      in "Internet Tollkeeper" companies,
                                          which are companies in the media,
  INVESTMENT ADVISER:                     telecommunications, technology and
    Directed Services, Inc.               internet sectors, which provide
  INVESTMENT SUBADVISER:.                 access, infrastructure, content and
    Goldman Sachs Asset Management, L.P.  services to internet companies and internet users.
--------------------------------------------------------------------------------
ING HARD ASSETS PORTFOLIO (Service        A nondiversified Portfolio that seeks
  Class) (formerly Hard Assets Series)    long-term capital appreciation. The
                                          Portfolio normally invests at least
  INVESTMENT ADVISER:                     80% of its assets in the equities of
    Directed Services, Inc.               producers of commodities.
  INVESTMENT SUBADVISER:
    Baring International Investment
    Limited
--------------------------------------------------------------------------------
ING INTERNATIONAL PORTFOLIO (Service      Seeks long-term growth of capital.
  Class) (formerly International          Under normal conditions, the Portfolio
  Equity Series)                          invests at least 80% of its net assets
                                          and borrowings for investment purposes
  INVESTMENT ADVISER:                     in equity securities of issuers
    Directed Services, Inc.               located in countries outside of the
  INVESTMENT SUBADVISER:                  United States.
    ING Investments, LLC
--------------------------------------------------------------------------------

Generations - 126034

                                       B3

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING JANUS GROWTH AND INCOME PORTFOLIO     Seeks long-term capital growth and
  (Service Class) (formerly Janus         current income. The Portfolio normally
  Growth and Income Series)               emphasizes investments in common
                                          stocks. It will normally invest up to
  INVESTMENT ADVISER:                     75% of its assets in equity securities
    Directed Services, Inc.               selected primarily for their growth
  INVESTMENT SUBADVISER:                  potential, and at least 25% of its
    Janus Capital Management  LLC         assets in securities the Portfolio
                                          Manager believes have income
                                          potential. Because of this investment
                                          strategy, the Portfolio is not
                                          designed for investors who need
                                          consistent income.
--------------------------------------------------------------------------------
ING JANUS SPECIAL EQUITY PORTFOLIO        A nondiversified Portfolio that seeks
  (Service Class) (formerly Special       capital appreciation. The Portfolio
  Situations Series)                      invests, under normal circumstances,
                                          at least 80% of its net assets (plus
  INVESTMENT ADVISER:                     borrowings for investment purposes) in
    Directed Services, Inc.               equity securities with the potential
  INVESTMENT SUBADVISER:                  for long-term growth of capital.
    Janus Capital Management  LLC
--------------------------------------------------------------------------------
ING JENNISON EQUITY OPPORTUNITIES         Seeks long-term capital growth. The
  PORTFOLIO (Service Class) (formerly     Portfolio normally invests at least
  Equity Opportunity Series)              80% of its net assets (plus any
                                          borrowings for investment purposes) in
  INVESTMENT ADVISER:                     attractively valued equity securities
    Directed Services, Inc.               of companies with current or emerging
  INVESTMENT SUBADVISER:                  earnings growth the Portfolio Manager
    Jennison Associates LLC               believes to be not fully appreciated
                                          or recognized by the market.
--------------------------------------------------------------------------------
ING JPMORGAN FLEMING INTERNATIONAL        A nondiversified Portfolio that seeks
  ENHANCED EAFE PORTFOLIO (Service        total return from long-term capital
  Class) (formerly International          growth and income. Under normal
  Enhanced EAFE Series)                   conditions, the Portfolio will invest
                                          at least 80% of its total assets in a
  INVESTMENT ADVISER:                     broad portfolio of equity securities
    Directed Services, Inc.               of established foreign companies of
  INVESTMENT SUBADVISER:                  various sizes, including foreign
    J.P. Morgan Fleming Asset             subsidiaries of U..S. companies, based
    Management (London) Limited           in countries that are represented in
                                          the Morgan Stanley Capital
                                          International, Europe, Australia and
                                          Far East Index (the "EAFE Index").
--------------------------------------------------------------------------------
ING JPMORGAN FLEMING SMALL CAP EQUITY     A nondiversified Portfolio that seeks
  PORTFOLIO (Service Class) (formerly     capital growth over the long term.
  JP Morgan Fleming Small Cap Equity      Under normal market conditions, the
  Series)                                 Portfolio invests at least 80% of its
                                          total assets in equity securities of
  INVESTMENT ADVISER:                     small-cap companies.
    Directed Services, Inc.
  INVESTMENT SUBADVISER:
    J.P. Morgan Fleming Asset
    Management (USA) Inc.
--------------------------------------------------------------------------------
ING LIMITED MATURITY BOND PORTFOLIO       Seeks highest current income
  (Service Class) (formerly Limited       consistent with low risk to principal
  Maturity Bond Series)                   and liquidity. Secondarily seeks to
                                          enhance total return when market
  INVESTMENT ADVISER:                     factors indicate capital appreciation
    Directed Services, Inc.               may be available without significant
  INVESTMENT SUBADVISER:                  risk to principal. The Portfolio seeks
    ING Investment Management LLC         to achieve its investment objective by
                                          investing under normal circumstances
                                          at least 80% of its net assets (plus
                                          borrowing for investment purposes) in
                                          a diversified portfolio of bonds that
                                          are primarily limited maturity debt
                                          securities.
--------------------------------------------------------------------------------
ING LIQUID ASSETS PORTFOLIO (Service      Seeks high level of current income
  Class) (formerly Liquid Asset           consistent with the preservation of
  Series)                                 capital and liquidity. The Portfolio
                                          Manager strives to maintain a stable
  INVESTMENT ADVISER:                     $1 per share net asset value and its
    Directed Services, Inc.               investment strategy focuses on safety
  INVESTMENT SUBADVISER:                  of principal, liquidity and yield, in
    ING Investment Management LLC         order of importance, to achieve this
                                          goal.
--------------------------------------------------------------------------------

Generations - 126034

                                       B4

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING MARSICO GROWTH PORTFOLIO (Service     Seeks capital appreciation. The
  Class) (formerly Growth Series)         Portfolio invests primarily in equity
                                          securities selected for their growth
  INVESTMENT ADVISER:                     potential. The Portfolio may invest in
    Directed Services, Inc.               companies of any size, from larger,
  INVESTMENT SUBADVISER:                  well-established companies to smaller,
    Marsico Capital Management, LLC       emerging growth companies.
--------------------------------------------------------------------------------
ING MERCURY FOCUS VALUE PORTFOLIO         Seeks long-term growth of capital. The
  (Service Class) (formerly Focus         Portfolio tries to achieve its
  Value Series)                           investment objective by investing
                                          primarily in a diversified portfolio
  INVESTMENT ADVISER:                     consisting of equity securities that
    Directed Services, Inc.               the Portfolio Manager believes are
  INVESTMENT SUBADVISER:                  undervalued relative to its assessment
    Mercury Advisors                      of the current or prospective
                                          condition of the issuer.
--------------------------------------------------------------------------------
ING MERCURY FUNDAMENTAL GROWTH            Seeks long-term growth of capital. The
  PORTFOLIO (Service Class) (formerly     Portfolio invests in a diversified
  Fundamental Growth Series)              portfolio consisting primarily of
                                          common stocks. The Portfolio will
  INVESTMENT ADVISER:                     generally invest at least 65% of its
    Directed Services, Inc.               total assets in the following equity
  INVESTMENT SUBADVISER:                  securities: common stock, convertible
    Mercury Advisors                      preferred stock, securities
                                          convertible into common stock and
                                          rights and warrants to subscribe to
                                          common stock.
--------------------------------------------------------------------------------
ING MFS MID-CAP GROWTH PORTFOLIO          A nondiversified Portfolio that seeks
  (Service Class) (formerly Mid-Cap       long-term growth of capital. The
  Growth Series)                          Portfolio normally invests at least
                                          80% of its net assets in common stocks
  INVESTMENT ADVISER:                     and related securities (such as
    Directed Services, Inc.               preferred stocks, convertible
  INVESTMENT SUBADVISER:                  securities and depositary receipts) of
    Massachusetts Financial Services      companies with medium market
    Company                               capitalizations (or "mid-cap
                                          companies") which the Portfolio
                                          Manager believes have above-average
                                          growth potential.
--------------------------------------------------------------------------------
ING MFS RESEARCH PORTFOLIO (Service       Seeks long-term growth of capital and
  Class) (formerly Research Series)       future income. The Portfolio normally
                                          invests at least 80% of its net assets
  INVESTMENT ADVISER:                     in common stocks and related
    Directed Services, Inc.               securities (such as preferred stocks,
  INVESTMENT SUBADVISER:                  convertible securities and depositary
    Massachusetts Financial Services      receipts). The Portfolio focuses on
    Company                               companies that the Portfolio Manager
                                          believes have favorable prospects for
                                          long-term growth, attractive
                                          valuations based on current and
                                          expected earnings or cash flow,
                                          dominant or growing market share and
                                          superior management.
--------------------------------------------------------------------------------
ING MFS TOTAL RETURN PORTFOLIO            Seeks above-average income (compared
  (Service Class) (formerly Total         to a portfolio entirely invested in
  Return Series)                          equity securities) consistent with the
                                          prudent employment of capital.
  INVESTMENT ADVISER:                     Secondarily seeks reasonable
    Directed Services, Inc.               opportunity for growth of capital and
  INVESTMENT SUBADVISER:                  income. The Portfolio is a "balanced
    Massachusetts Financial Services      fund," and invests in a combination of
    Company                               equity and fixed income securities.
--------------------------------------------------------------------------------
ING PIMCO CORE BOND PORTFOLIO (Service    Seeks maximum total return, consistent
  Class) (formerly Core Bond Series)      with preservation of capital and
                                          prudent investment management. The
  INVESTMENT ADVISER:                     Portfolio is diversified and seeks to
    Directed Services, Inc.               achieve its investment objective by
  INVESTMENT SUBADVISER:                  investing under normal circumstances
    Pacific Investment Management         at least 80% of its net assets (plus
    Company LLC                           borrowings for investment purposes) in
                                          a diversified portfolio of fixed
                                          income instruments of varying
                                          maturities.
--------------------------------------------------------------------------------

Generations - 126034

                                       B5

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING SALOMON BROTHERS ALL CAP PORTFOLIO    A nondiversified Portfolio that seeks
  (Service Class) (formerly All Cap       capital appreciation through
  Series)                                 investment in securities which the
                                          Subadviser believes have above-average
  INVESTMENT ADVISER:                     capital appreciation potential. The
    Directed Services, Inc.               Portfolio invests primarily in common
  INVESTMENT SUBADVISER:                  stocks and common stock equivalents,
    Salomon Brothers Asset Management     such as preferred stocks and
    Inc.                                  securities convertible into common
                                          stocks, of companies the Portfolio
                                          Manager believes are undervalued in
                                          the marketplace.
--------------------------------------------------------------------------------
ING SALOMON BROTHERS INVESTORS            Seeks long-term growth of capital.
  PORTFOLIO (Service Class) (formerly     Secondarily seeks current income. The
  Investors Series)                       Portfolio invests primarily in equity
                                          securities of U.S. companies. The
  INVESTMENT ADVISER:                     Portfolio may also invest in other
    Directed Services, Inc.               equity securities. To a lesser degree,
  INVESTMENT SUBADVISER:                  the Portfolio invests in income
    Salomon Brothers Asset Management     producing securities such as debt
    Inc.                                  securities.
--------------------------------------------------------------------------------
ING T. ROWE PRICE CAPITAL APPRECIATION    Seeks, over the long-term, a high
  PORTFOLIO (Service Class) (formerly     total investment return, consistent
  Fully Managed Series)                   with the preservation of capital and
                                          prudent investment risk. The Portfolio
  INVESTMENT ADVISER:                     pursues an active asset allocation
    Directed Services, Inc.               strategy whereby investments are
  INVESTMENT SUBADVISER:                  allocated among three asset classes -
    T. Rowe Price Associates, Inc.        equity securities, debt securities and
                                          money market instruments.
--------------------------------------------------------------------------------
ING T. ROWE PRICE EQUITY INCOME           Seeks substantial dividend income as
  PORTFOLIO (Service Class) (formerly     well as long-term growth of capital.
  Equity Income Series)                   The Portfolio normally invests at
                                          least 80% of its assets in common
  INVESTMENT ADVISER:                     stocks, with 65% in the common stocks
    Directed Services, Inc.               of well-established companies paying
  INVESTMENT SUBADVISER:                  above-average dividends. The Portfolio
    T. Rowe Price Associates, Inc.        may also invest in convertible
                                          securities, warrants and preferred
                                          stocks.
--------------------------------------------------------------------------------
ING UBS U.S. BALANCED PORTFOLIO           Seeks to maximize total return over
  (Service Class) (formerly Asset         the long term by allocating its assets
  Allocation Growth Series)               among stocks, bonds, short-term
                                          instruments and other investments. The
  INVESTMENT ADVISER:                     Portfolio Manager allocates the
    Directed Services, Inc.               Portfolio's assets among the following
  INVESTMENT SUBADVISER:                  classes, or types, of investments:
    UBS Global Asset Management           stocks, bonds, and short-term money
    (Americas) Inc.                       market debt obligations.
--------------------------------------------------------------------------------
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO    Seeks long-term capital appreciation.
  (Service Class) (formerly Equity        The Portfolio Manager seeks to
  Growth Series)                          maximize long-term capital
                                          appreciation by investing primarily in
  INVESTMENT ADVISER:                     growth-oriented equity securities of
    Directed Services, Inc.               large-capitalization U.S. and, to a
  INVESTMENT SUBADVISER:                  limited extent, foreign companies that
    Van Kampen                            are listed on U.S. exchanges or traded
                                          in U.S. markets.
--------------------------------------------------------------------------------
ING VAN KAMPEN GLOBAL FRANCHISE           A nondiversified Portfolio that seeks
  PORTFOLIO (Service Class) (formerly     long-term capital appreciation. The
  Global Franchise Series)                Portfolio Manager seeks long-term
                                          capital appreciation by investing
  INVESTMENT ADVISER:                     primarily in equity securities of
    Directed Services, Inc.               issuers located throughout the world
  INVESTMENT SUBADVISER:                  that it believes have, among other
    Van Kampen                            things, resilient business franchises
                                          and growth potential. The Portfolio
                                          may invest of in the securities of
                                          companies of any size.
--------------------------------------------------------------------------------

Generations - 126034

                                       B6

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING VAN KAMPEN GROWTH AND INCOME          Seeks long-term growth of capital and
  PORTFOLIO (Service Class) (formerly     income. Under normal market
  Van Kampen Growth and Income Series)    conditions, the Portfolio Manager
                                          seeks to achieve the Portfolio's
  INVESTMENT ADVISER:                     investment objective by investing
    Directed Services, Inc.               primarily in what it believes to be
  INVESTMENT SUBADVISER:                  income-producing equity securities,
    Van Kampen                            including common stocks and
                                          convertible securities; although
                                          investments are also made in
                                          non-convertible preferred stocks and
                                          debt securities rated "investment
                                          grade," which are securities rated
                                          within the four highest grades
                                          assigned by Standard & Poor's ("S&P")
                                          or by Moody's Investors Service, Inc.
                                          ("Moody's").
--------------------------------------------------------------------------------
ING VAN KAMPEN REAL ESTATE PORTFOLIO      A nondiversified Portfolio that seeks
  (Service Class) (formerly Real          capital appreciation. Secondarily
  Estate Series)                          seeks current income. The Portfolio
                                          invests at least 80% of its assets in
  INVESTMENT ADVISER:                     equity securities of companies in the
    Directed Services, Inc.               U.S. real estate industry that are
  INVESTMENT SUBADVISER:                  listed on national exchanges or the
    Van Kampen                            National Association of Securities
                                          Dealers Automated Quotation System
                                          ("NASDAQ").
--------------------------------------------------------------------------------
ING GET FUND
--------------------------------------------------------------------------------
ING GET U.S. CORE PORTFOLIO               Seeks to achieve maximum total return
  (formerly ING GET Fund)                 and minimal exposure of the Series'
                                          assets to a market value loss, by
  INVESTMENT ADVISER:                     participating, to the extent possible
    Aeltus Investment  Management,        in favorable equity market performance
    Inc.                                  during the Guarantee Period. The
                                          Series will not implement an
                                          "investment strategy" in any
                                          conventional sense. Rather, the
                                          Series' asset allocation strategy
                                          seeks to optimize the exposure of the
                                          Series to the Equity Component while
                                          protecting Series' assets. Assets
                                          allocated to the Equity Component may
                                          be reduced or eliminated in order to
                                          conserve assets at a level equal to or
                                          above the present value of the
                                          Guarantee.
--------------------------------------------------------------------------------
ING VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
ING VP WORLDWIDE GROWTH PORTFOLIO         Seeks long-term capital appreciation.
                                          A nondiversified Portfolio that under
  INVESTMENT ADVISER:                     normal conditions, invests at least
    ING Investments, LLC                  65% of net assets in equity securities
                                          of issuers located in at least three
                                          countries, one of which may be the
                                          U.S. Generally invests at least 75% of
                                          total assets in common and preferred
                                          stocks, warrants and convertible
                                          securities.
--------------------------------------------------------------------------------
ING VARIABLE PRODUCT PORTFOLIOS
--------------------------------------------------------------------------------
ING VP BOND PORTFOLIO (Class S)           Seeks to maximize total return as is
                                          consistent with reasonable risk,
  INVESTMENT ADVISER:                     through investment in a diversified
    ING Investments, LLC                  portfolio consisting of debt
  INVESTMENT SUBADVISER:                  securities. Under normal market
    Aeltus Investment Management, Inc.    conditions, invests at least 80% of
                                          net assets in high-grade corporate
                                          bonds, mortgage-related and other
                                          asset-backed securities, and
                                          securities issued or guaranteed by the
                                          U.S. Government, its agencies or
                                          instrumentalities. The Portfolio may
                                          invest up to 15% of total assets in
                                          high-yield instruments and up to 25%
                                          of total assets in foreign debt
                                          securities.
--------------------------------------------------------------------------------

Generations - 126034

                                       B7

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING VP INDEX PLUS LARGECAP PORTFOLIO      Seeks to outperform the total return
  (Class S)                               performance of the Standard & Poor's
                                          500 Composite Index (S&P 500), while
  INVESTMENT ADVISER:                     maintaining a market level of risk.
    ING Investments, LLC                  Invests at least 80% of net assets in
  INVESTMENT SUBADVISER:                  stocks included in the S&P 500. The
    Aeltus Investment Management, Inc.    subadviser's objective is to
                                          overweight those stocks in the S&P 500
                                          that they believe will outperform the
                                          index and underweight or avoid those
                                          stocks in the S&P 500 that they
                                          believe will underperform the index.
--------------------------------------------------------------------------------
ING VARIABLE PRODUCTS TRUST
--------------------------------------------------------------------------------
ING VP GROWTH OPPORTUNITIES PORTFOLIO     Seeks long-term growth of capital.
  (Service Shares)                        Invests primarily in common stock of
                                          U.S. companies that the portfolio
  INVESTMENT ADVISER:                     managers feel have above average
    ING Investments, LLC                  prospects for growth. Under normal
                                          market conditions, invests at least
                                          65% of total assets in securities
                                          purchased on the basis of the
                                          potential for capital appreciation.
                                          These securities may be from
                                          large-cap, mid-cap or small-cap
                                          companies.
--------------------------------------------------------------------------------
ING VP MAGNACAP PORTFOLIO                 Seeks growth of capital, with dividend
  (Service Shares)                        income as a secondary consideration.
                                          Under normal conditions, invests at
  INVESTMENT ADVISER:                     least 80% of assets in equity
    ING Investments, LLC                  securities that meet the following
                                          criteria: attractive valuation
                                          characteristics; dividends; and
                                          balance sheet strength. Normally,
                                          investments are generally in larger
                                          companies that are included in the
                                          largest 500 U.S. companies as measured
                                          by sales, earnings or assets.
--------------------------------------------------------------------------------
ING VP SMALLCAP OPPORTUNITIES             Seeks long-term capital appreciation.
  PORTFOLIO (Service Shares)              Normally invests at least 80% of
                                          assets in the common stock of smaller,
  INVESTMENT ADVISER:                     lesser-known U.S. companies that are
    ING Investments, LLC                  believed to have above average
                                          prospects for growth. For this
                                          Portfolio, smaller companies are those
                                          with market capitalizations that fall
                                          within the range of companies in the
                                          Russell 2000 Index.
--------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND     Seeks long-term growth of capital.
  (Series II)                             Seeks to meet its objective by
                                          investing in securities of companies
  INVESTMENT ADVISER:                     that are likely to benefit from
    A I M Advisors, Inc.                  changing demographic, economic and
  INVESTMENT SUBADVISER:                  lifestyle trends. These securities may
    H.S. Dent Advisors, Inc.              include common stocks, convertible
                                          bonds, convertible preferred stocks
                                          and warrants of companies within a
                                          broad range of market capitalizations.
--------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS PORTFOLIO
--------------------------------------------------------------------------------
FIDELITY(R)VIP EQUITY-INCOME PORTFOLIO    Seeks reasonable income. Also
  (Service Class 2)                       considers the potential for capital
                                          appreciation. Seeks to achieve a yield
  INVESTMENT ADVISER:                     which exceeds the composite yield on
    Fidelity Management & Research Co.    the securities comprising the Standard
  INVESTMENT SUBADVISER: Subadviser:      & Poor's 500 Index. Normally invests
    FMR Co., Inc.                         at least 80% of total assets in
                                          income-producing equity securities
                                          (which tends to lead to investments in
                                          large cap "value" stocks).
--------------------------------------------------------------------------------

Generations - 126034

                                       B8

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
FIDELITY(R)VIP GROWTH PORTFOLIO           Seeks to achieve capital appreciation.
  (Service Class 2)                       Normally invests primarily in common
                                          stocks of companies the investment
  INVESTMENT ADVISER:                     adviser believes have above-average
    Fidelity Management & Research Co.    growth potential (often called
  INVESTMENT SUBADVISER:                  "growth" stocks).
    Subadviser: FMR Co., Inc.
--------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
INVESCO VIF -- FINANCIAL SERVICES FUND    Seeks capital growth. The Fund
                                          normally invests at least 80% of its
  INVESTMENT ADVISER:                     net assets in the equity securities
    INVESCO Variable Investment           and equity-related instruments of
      Funds, Inc.                         companies involved in the financial
  INVESTMENT SUBADVISER:                  services sector. These companies
    INVESCO Funds Group, Inc.             include, but are not limited to, banks
                                          (regional and money centers),
                                          insurance companies (life, property
                                          and casualty, and multiline),
                                          investment and miscellaneous
                                          industries (asset managers, brokerage
                                          firms, and government sponsored
                                          agencies) and suppliers to financial
                                          services companies. At any given time,
                                          20% of the Fund's assets is not
                                          required to be invested in the sector.
                                          In general, the Fund emphasizes
                                          companies that INVESCO believes are
                                          strongly managed and will generate
                                          above-average long-term capital
                                          appreciation.
--------------------------------------------------------------------------------
INVESCO VIF -- HEALTH SCIENCES FUND       Seeks capital growth by normally
                                          investing at least 80% of its net
  INVESTMENT ADVISER:                     assets in the equity securities and
    INVESCO Variable Investment           equity-related instruments of
      Funds, Inc.                         companies that develop, produce, or
  INVESTMENT SUBADVISER:                  distribute products or services
    INVESCO Funds Group, Inc.             related to health care. These
                                          companies include, but are not limited
                                          to, medical equipment or supplies,
                                          pharmaceuticals, biotechnology, and
                                          health care providers and services
                                          companies. At any given time, 20% of
                                          the Fund's assets is not required to
                                          be invested in the sector.
--------------------------------------------------------------------------------
INVESCO VIF -- LEISURE FUND               Seeks capital growth. The Fund
                                          normally invests at least 80% of its
  INVESTMENT ADVISER:                     net assets in the equity securities
    INVESCO Variable Investment           and equity-related instruments of
    Funds, Inc.                           companies engaged in the design,
  INVESTMENT SUBADVISER:                  production, and distribution of
    INVESCO Funds Group, Inc.             products related the leisure
                                          activities. These industries include,
                                          but are not limited to, hotels/gaming,
                                          publishing, advertising, beverages,
                                          audio/video, broadcasting-radio/TV,
                                          cable & satellite operators, cable &
                                          satellite programmers, motion pictures
                                          & TV, recreation services/
                                          entertainment, retail, and toys. At
                                          any given time, 20% of the Fund's
                                          assets is not required to be invested
                                          in the sector.
--------------------------------------------------------------------------------
INVESCO VIF -- UTILITIES FUND             Seeks capital growth. It also seeks
                                          current income. The Fund normally
  INVESTMENT ADVISER:                     invests at least 80% of its net assets
    INVESCO Variable Investment           in the equity securities and
    Funds, Inc.                           equity-related instruments of
  INVESTMENT SUBADVISER:                  companies engaged in utilities-related
    INVESCO Funds Group, Inc.             industries. These include, but are not
                                          limited to, companies that produce,
                                          generate, transmit, or distribute
                                          natural gas or electricity, as well as
                                          in companies that provide
                                          telecommunications services, including
                                          local, long distance and wireless. A
                                          portion of the Fund's assets are not
                                          required to be invested in the sector.
--------------------------------------------------------------------------------

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                                       B9

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
LIBERTY VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
COLONIAL SMALL CAP VALUE FUND             Seeks long-term growth by investing
                                          primarily in small capitalization
  INVESTMENT ADVISER:                     equities.
    Colonial Management Advisers, Inc.
--------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
HIGH YIELD PORTFOLIO                      Seeks maximum total return, consistent
                                          with preservation of capital and
  INVESTMENT ADVISER:                     prudent investment management.
    Pacific Investment Management Co.
--------------------------------------------------------------------------------
STOCKSPLUS GROWTH AND INCOME PORTFOLIO    Seeks total return which exceeds that
                                          of the S&P 500.
  INVESTMENT ADVISER:
    Pacific Investment Management Co.
--------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PIONEER FUND VCT PORTFOLIO (Class II)     Seeks reasonable income and capital
                                          growth. Invests in a broad list of
  INVESTMENT ADVISER:                     carefully selected, reasonably priced
    Pioneer Investment Management, Inc.   securities rather than in securities
                                          whose prices reflect a premium
                                          resulting from their current market
                                          popularity. Invests the major portion
                                          of its assets in equity securities,
                                          primarily of U.S. issuers.
--------------------------------------------------------------------------------
PIONEER MID CAP VALUE VCT PORTFOLIO       Seeks capital appreciation by
  (Class II)                              investing in a diversified portfolio
                                          of securities consisting primarily of
  INVESTMENT ADVISER:                     common stocks. Normally, invests at
    Pioneer Investment Management, Inc.   least 80% of total assets in equity
                                          securities of mid-size companies, that
                                          is, companies with market values
                                          within the range of market values of
                                          companies included in the Russell
                                          Midcap(R) Value Index.
--------------------------------------------------------------------------------
PRO FUNDS VP
--------------------------------------------------------------------------------
PROFUND VP BULL                           Seeks daily investment results, before
                                          fees and expenses, that correspond to
  INVESTMENT ADVISER:                     the daily performance of the S&P 500
    ProFund Advisors LLC                  Index.
--------------------------------------------------------------------------------
PROFUND VP SMALL-CAP                      Seeks daily investment results, before
                                          fees and expenses, that correspond to
  INVESTMENT ADVISER:                     the daily performance of the Russell
    ProFund Advisors LLC                  2000 Index.
--------------------------------------------------------------------------------
PROFUND VP EUROPE 30                      Seeks daily investment results, before
                                          fees and expenses, that correspond to
  INVESTMENT ADVISER:                     the daily performance of the ProFunds
    ProFund Advisors LLC                  Europe 30 Index.
--------------------------------------------------------------------------------

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                                      B10

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
PRUDENTIAL SERIES FUND, INC.
--------------------------------------------------------------------------------
JENNISON PORTFOLIO (Class II)             Seeks to achieve long-term growth of
                                          capital. Invests primarily in equity
  INVESTMENT ADVISER:                     securities of major, established
    Prudential Investments LLC            corporations that the investment
  INVESTMENT SUBADVISER:                  adviser believes offer above-average
    Jennison Associates LLC               growth prospects. May invest up to 30%
                                          of total assets in foreign securities.
                                          Normally invests 65% of total assets
                                          in common stocks and preferred stocks
                                          of companies with capitalization in
                                          excess of $1 billion.
--------------------------------------------------------------------------------
SP JENNISON INTERNATIONAL GROWTH          Seeks long-term growth of capital.
  PORTFOLIO (Class II)                    Invests in equity-related securities
                                          of foreign issuers that the subadviser
  INVESTMENT ADVISER:                     thinks will increase in value over a
    Prudential Investments LLC            period of years. Invests primarily in
  INVESTMENT SUBADVISER:                  the common stock of large and
    Jennison Associates LLC               medium-sized foreign companies. Under
                                          normal circumstances, invests at least
                                          65% of total assets in common stock of
                                          foreign companies operating or based
                                          in at least five different countries.
--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
APPENDIX C
--------------------------------------------------------------------------------

                                FIXED ACCOUNT II

Fixed Account II ("Fixed Account") is an optional fixed interest allocation offered during the accumulation phase of your variable annuity contract between you and Golden American Life Insurance Company ("Golden American," the "Company," "we" or "our"). The Fixed Account, which is a segregated asset account of Golden American, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Allocation(s)). We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We currently offer Fixed Interest Allocations with guaranteed interest periods of 5, 7 and 10 years. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all contracts or in all states and the rates for a given guaranteed interest period may vary among contracts. We set the interest rates periodically. We may credit a different interest rate for each interest period. The interest you earn in the Fixed Account as well as your principal is guaranteed by Golden American, as long as you do not take your money out before the maturity date for the applicable interest period. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment ("Market Value Adjustment"). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. A surrender charge may also apply to withdrawals from your contract. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

For contracts sold in some states, not all Fixed Interest Allocations are available. You have a right to return a contract for a refund as described in the prospectus.

THE FIXED ACCOUNT

You may allocate premium payments and transfer your Contract value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the prospectus. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

Your Contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

GUARANTEED INTEREST RATES

Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. We cannot predict the level of future interest rates but no Fixed Interest Allocation will ever

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have a guaranteed interest rate declared of less than 3% per year. For more information see the prospectus for the Fixed Account.

TRANSFERS FROM A FIXED INTEREST ALLOCATION

You may transfer your Contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of Golden American's Separate Account B as described in the prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, cancelling dollar cost averaging will cause a transfer of the entire Contract value in such Fixed Interest Allocation to the Liquid Assets subaccount, and such a transfer will be subject to a Market Value Adjustment.

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect. See "Optional Riders" in the prospectus.

WITHDRAWALS FROM A FIXED INTEREST ALLOCATION

During the accumulation phase, you may withdraw a portion of your Contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and a contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Allocations during the period while the rider is in effect. See "Optional Riders" in the prospectus.

MARKET VALUE ADJUSTMENT

A Market Value Adjustment may decrease, increase or have no effect on your Contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your Contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

CONTRACT VALUE IN THE FIXED INTEREST ALLOCATIONS

On the contract date, the Contract value in any Fixed Interest Allocation in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Allocation. On each business day after the contract date, we calculate the amount of Contract value in each Fixed Interest Allocation as follows:

     (1) We take the Contract value in the Fixed Interest Allocation at the end of the preceding business day.

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                                       C2

     (2) We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day.

     (3)  We add (1) and

     (4)  We subtract from (3) any transfers from that Fixed Interest
          Allocation.

     (5) We subtract from (4) any withdrawals, and then subtract any contract fees (including any rider charges) and premium taxes.

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Allocation. The Contract value on the date of allocation will be the amount allocated. Several examples which illustrate how the Market Value Adjustment works are included in the prospectus for the Fixed Account

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Allocations, any Market Value Adjustment, and any surrender charge. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your Contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), and any optional benefit rider charge, and any other charges incurred but not yet deducted.

DOLLAR COST AVERAGING FROM FIXED INTEREST ALLOCATIONS

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of Contract value in Fixed Account Interest Allocations with a guaranteed interest period of 1 year or less. The Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Allocations or contract investment portfolio subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels. You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each contract year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

SUSPENSION OF PAYMENTS

We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

MORE INFORMATION

See the prospectus for Fixed Account II.

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APPENDIX D
--------------------------------------------------------------------------------

                             FIXED INTEREST DIVISION

A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by Golden American Life Insurance Company. The Fixed Interest Division is part of the Golden American General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated May 1, 2003. The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact our Customer Service Center at (800) 366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.

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APPENDIX E
--------------------------------------------------------------------------------

                 SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumes you made an initial premium payment of $10,000 and additional premium payments of $10,000 in each of the second and third contract years, for total premium payments under the Contract of $30,000. It also assumes a withdrawal at the end of the third contract year of 30% of the contract value of $35,000, that Standard Death Benefit was selected and that the applicable minimum required distribution ("MRD") is $2,000.

In this example, $3,500 (10% of contract value) is the maximum free withdrawal amount that you may withdraw without a surrender charge. The total amount withdrawn from the contract would be $10,500 ($35,000 x .30). Therefore, $7,000 (10,500 - 3,500) is considered an excess withdrawal of a part of the initial premium payment of $10,000 and would be subject to a 4% surrender charge of $280 ($7,000 x .04). The amount of the withdrawal paid to you will be $10,220 ($10,500 - $280).

If the MRD had been $4,000, instead of $2,000, the amount subject to the 4% surrender charge would be $6,500 ($10,500 - $4,000) and a surrender charge of $260 ($6,500 x .04) would apply. This example does not take into account any Market Value Adjustment or deduction of any premium taxes.

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                                       E1

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APPENDIX F
--------------------------------------------------------------------------------

          WITHDRAWAL ADJUSTMENT FOR 7% SOLUTION DEATH BENEFIT EXAMPLES
                           FOR YR-2001 CONTRACT OWNERS

These examples assume that withdrawals have not exceeded 7% of premium in any year.

EXAMPLE #1: THE CONTRACT VALUE (AV) IS LOWER THAN THE DEATH BENEFIT

     Assume a premium payment of $100,000, AV at the time of withdrawal of $87,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro rata Withdrawal.

Calculate the Effect of the Withdrawal

     1.   The Special Withdrawal is $7,000 (7% of $100,000).

          MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

          AV after Special Withdrawal = $80,000 ($87,000 - $7,000)

          The Pro rata Withdrawal is $20,000 ($27,000 - $7,000).

     2.   Pro rata Withdrawal Adjustment to MGDB =
          $30,000 ($120,000 * ($20,000 / $80,000))

          MGDB after Pro rata Withdrawal = $90,000 ($120,000 - $30,000)

          AV after Pro rata Withdrawal = $60,000 ($80,000 - $20,000)

EXAMPLE #2: THE CONTRACT VALUE (AV) IS GREATER THAN THE DEATH BENEFIT

     Assume a premium payment of $100,000, AV at the time of withdrawal of $167,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro rata Withdrawal.

Calculate the Effect of the Withdrawal

     1.   The Special Withdrawal is $7,000 (7% of $100,000).

          MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

          AV after Special Withdrawal = $160,000 ($167,000 - $7,000)

          The Pro rata Withdrawal is $20,000 ($27,000 - $7,000).

     2.   Pro rata Withdrawal Adjustment to MGDB =
          $15,000 ($120,000 * ($20,000 / $160,000))

          MGDB after Pro rata Withdrawal = $105,000 ($120,000 - $15,000)

          AV after Pro rata Withdrawal = $140,000 ($160,000 - $20,000)

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                                       F1

EXAMPLE #3: THE CONTRACT VALUE (AV) IS EQUAL TO THE DEATH BENEFIT

     Assume a premium payment of $100,000, AV at the time of withdrawal of $127,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro rata Withdrawal.

Calculate the Effect of the Withdrawal

     1.   The Special Withdrawal is $7,000 (7% of $100,000).

          MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

          AV after Special Withdrawal = $120,000 ($127,000 - $7,000)

          The Pro rata Withdrawal is $20,000 ($27,000 - $7,000).

     2.   Pro rata Withdrawal Adjustment to MGDB =
          $20,000 ($120,000 * ($20,000 / $120,000))

          MGDB after Pro rata Withdrawal = $100,000 ($120,000 - $20,000)

          AV after Pro rata Withdrawal = $100,000 ($120,000 - $20,000)

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                                       F2

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APPENDIX G
--------------------------------------------------------------------------------

               DEATH BENEFITS FOR CATEGORY YR-2001 CONTRACT OWNERS

The purpose of this Appendix G is to describe the death benefits applicable to contract owners in the Yr-2001 category. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A FULL DESCRIPTION OF YOUR DEATH BENEFIT OPTIONS AND OTHER CONTRACT FEATURES. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS. IF YOU ARE UNSURE OF WHICH CATEGORY APPLIES TO YOU, PLEASE CALL OUR CUSTOMER SERVICE CENTER. AS USED IN THIS APPENDIX G, "NON-SPECIAL FUNDS" HAS THE SAME MEANING AS "COVERED FUNDS" IN THE PROSPECTUS.

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

     1)   the contract value; and

     2)   the cash surrender value.

The STANDARD DEATH BENEFIT equals the GREATEST of the Base Death Benefit, the floor, and the SUM of:

     1)   the contract value allocated to Special Funds; and

     2) the Standard Minimum Guaranteed Death Benefit for amounts allocated to Non-Special Funds.

The Standard Minimum Guaranteed Death Benefit equals:

     1) the initial premium payment allocated to Special and Non-Special Funds, respectively;

     2) increased by premium payments and adjusted for transfers, allocated to Special and Non-Special Funds, respectively, after issue; and

     3) reduced by a pro rata adjustment for any withdrawal or transfer taken from the Special and Non-Special Funds, respectively.

     In the event of transfers from Special to Non-Special funds, the increase in the Minimum Guaranteed Death Benefit of the Non-Special Fund will equal the lesser of the reduction in the Minimum Guaranteed Death Benefit in the Special Fund and the contract value transferred. In the event of transfers from Non-Special to Special Funds, the increase in the Minimum Guaranteed Death Benefit of the Special Fund will equal the reduction in the Minimum Guaranteed Death Benefit in the Non-Special Fund.

THE FLOOR FOR THE DEATH BENEFIT IS the total premium payments made under the Contract reduced by a pro-rata adjustment for any withdrawal.

ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit and the Enhanced Death Benefit option elected. For purposes of calculating the Enhanced Death Benefits, certain investment portfolios, and the Fixed Account are designated as "Special Funds." For Contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; the ING VP Bond Portfolio; the ING Core Bond Portfolio; the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account. For Contracts issued before May 1, 2003, the ING VP Bond Portfolio and the ING Core Bond Portfolio are not designated as Special Funds.

We may, with 30 days notice to you, designate any investment portfolio as a Special Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new

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                                       G1
transfers to such investment portfolio. Selecting a Special Fund may limit or reduce the enhanced death benefit.

For the period during which a portion of the contract value is allocated to a Special Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The 7% SOLUTION ENHANCED DEATH BENEFIT, equals the GREATEST of:

     1)   the Standard Death Benefit;

     2)   the floor; and

     3) the sum of the contract value allocated to Special Funds and the 7% Solution Minimum Guaranteed Death Benefit for Non-Special Funds.

The 7% Solution Minimum Guaranteed Death Benefit for Special and Non-Special Funds equals the lesser of:

     1) premiums, adjusted for withdrawals and transfers, accumulated at 7% until the earlier of attainment of age 80 or reaching the cap (equal to 3 times all premium payments, as reduced by adjustments for withdrawals) and thereafter at 0%, subject to a floor as described below, and

     2)   the cap.

Withdrawals of up to 7% per year of cumulative premiums are referred to as special withdrawals. Special withdrawals reduce the 7% Solution Minimum Guaranteed Death Benefit by the amount of contract value withdrawn. For any other withdrawals (withdrawals in excess of the amount available as a special withdrawal), a pro rata adjustment to the 7% Solution Minimum Guaranteed Death Benefit is made. The amount of the pro rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the 7% Solution Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before the withdrawal. The amount of the pro rata adjustment for withdrawals from Special Funds will equal (a) times (b) divided by (c): where (a) is the 7% Solution Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal. Please see Appendix F for examples of the pro rata withdrawal adjustment for withdrawals other than special withdrawals.

Transfers from Special to Non-Special Funds will reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap for Special Funds on a pro rata basis. The resulting increase in the 7% Solution Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the 7% Solution Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred. The increase in the cap for Non-Special Funds will equal the reduction in the cap for Special Funds.

Transfers from Non-Special to Special Funds will reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap in the Non-Special Funds on a pro rata basis. The resulting increase in the 7% Solution Minimum Guaranteed Death Benefit and the cap for the Special Funds will equal the reduction in the 7% Solution Minimum Guaranteed Death Benefit and the cap for the Non-Special Funds.

THE FLOOR FOR THE 7 % SOLUTION ENHANCED DEATH BENEFIT is determined by the same calculations described above for the 7% Solution Minimum Guaranteed Death Benefit except as follows: If you transfer contract value to a Special Fund, the minimum floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the 7% annual effective rate as described above, subject to the age limit and the cap described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals will reduce the floor as

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described for the minimum guaranteed death benefit above. Your death benefit will be the greater of the floor and the death benefit determined as described above.

The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the GREATEST of:

     1)   the Standard Death Benefit;

     2)   the floor; and

     3) the sum of the contract value allocated to Special Funds and the Annual Ratchet Minimum Guaranteed Death Benefit allocated to Non-Special Funds.

The Annual Ratchet Minimum Guaranteed Death Benefit equals:

     1) the initial premium allocated at issue to Special and Non-Special Funds, respectively;

     2) increased dollar for dollar by any premium allocated after issue to Special and Non-Special funds, respectively;

     3) for Non-Special Funds, adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Non-Special Funds, and transfers between Special and Non-Special Funds) and the current contract value allocated to Non-Special Funds;

     4) for Special Funds, adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Special Funds, and transfers between Special and Non-Special and Non-Special Funds) and the current contract value allocated to Special Funds.

Withdrawals reduce the Annual Ratchet Minimum Guaranteed Death Benefit on a pro rata basis, based on the amount withdrawn from the Special and Non-Special Funds, respectively. The amount of the pro rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before withdrawal. The amount of the pro rata adjustment for Special Funds will equal (a) times (b) divided by
(c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal.

Transfers from Special to Non-Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds on a pro rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred.

Transfers from Non-Special to Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds on a pro rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit for the Special Funds will equal the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit for the Non-Special Funds.

THE FLOOR FOR THE ANNUAL RATCHET ENHANCED DEATH BENEFIT is determined as described above for the Annual Ratchet Minimum Guaranteed Death Benefit except that all investments will be treated as Non-Special Funds.

The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit. Under this death benefit option, the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit.

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Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

DEATH BENEFIT FOR EXCLUDED FUNDS

We will be designating certain investment portfolios as "Excluded Funds." Excluded Funds will include certain investment portfolios that, due to their volatility, will be excluded from the death benefit guarantees that might otherwise be provided. We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact your death benefit.

For the period of time, and to the extent, that you allocate premium or contract value to Excluded Funds, your death benefit attributable to that allocation will equal the contract value of that allocation. Any guarantee of death benefit in excess of contract value otherwise provided with regard to allocations to Non-Excluded Funds, does not apply to allocations to Excluded Funds. The death benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

Transfers from Excluded Funds to Non-Excluded funds will reduce all death benefit components for Excluded Funds on a pro rata basis. Except with respect to any maximum guaranteed death benefit, the resulting increase in the Non-Excluded Funds death benefit component will equal the lesser of the reduction in the death benefit for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed death benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed death benefit will equal the reduction in the maximum guaranteed death benefit for Excluded Funds.

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds death benefit components on a pro rata basis. The resulting increase in the death benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds death benefit components.

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APPENDIX H
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                DEATH BENEFITS FOR CATEGORY MAY-2002 AND YR-2003
                                 CONTRACT OWNERS

The purpose of this Appendix H is to describe the death benefits applicable to contract owners in the May-2002 and Yr-2003 Categories. Other than as specified below, please see the prospectus for a full description of your death benefit options and other Contract features. Capitalized terms have the same meaning as described in the prospectus. If you are unsure of which Category applies to you, please call our Customer Service Center.

The following enhanced death benefit option was available when you purchased your Contract:

The DEFERRED RATCHET ENHANCED DEATH BENEFIT equals the greater of:

     1)   the Standard Death Benefit; and

     2) the Deferred Ratchet Minimum Guaranteed Death Benefit ("Deferred Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds.

          No funds are currently designated as Excluded Funds for purposes of the Deferred Ratchet MGDB.

The Deferred Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each "eligible contract anniversary," as defined below, which occurs on or prior to attainment of age 85, the Deferred Ratchet MGDB in Covered Funds will be set to the greater of:

     o the current contract value in Covered Funds (after deductions occurring as of that date); or

     o the Deferred Ratchet MGDB in Covered Funds from the prior eligible contract anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

Eligible contract anniversary means:

     o for issue ages 0-76, the 8th contract anniversary, and each contract anniversary thereafter until the contract owner reaches the attained age of 85;

     o    for issues ages 77 and older, the 8th contract anniversary only.

Other than on eligible contract anniversaries, the Deferred Ratchet MGDB in the Covered Funds is equal to the Deferred Ratchet MGDB in the Covered Funds from the last eligible contract anniversary, adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

The Deferred Ratchet MGDB allocated to Excluded Funds is equal to the Deferred Ratchet MGDB in the Excluded Funds from the last eligible contract anniversary, adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers. This calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On each eligible contract anniversary that occurs on or prior to attainment of age 85, the Deferred Ratchet MGDB in Excluded Funds will be set to the greater of:

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     o the current contract value in Excluded Funds (after deductions occurring as of that date); or

     o the Deferred Ratchet MGDB in the Excluded Funds from the prior eligible contract anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on eligible contract anniversaries, the Deferred Ratchet MGDB in the Excluded Funds is equal to the Deferred Ratchet MGDB in the Excluded Funds from the last eligible contract anniversary, adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Deferred Ratchet MGDB on a pro rata basis. The pro rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall Deferred Ratchet MGDB, but do affect the amount of the Deferred Ratchet MGDB in a particular Fund category. Net transfers from among the Funds will reduce the Deferred Ratchet MGDB in the Funds on a pro rata basis.

CHANGE OF CONTRACT OWNER OR BENEFICIARY

For the Deferred Ratchet Death Benefit, if the new owner is age 76 or under on the date that ownership changes, the minimum guaranteed death benefit will continue, and the annual ratchet will stop upon the new owner attaining age 85. If the new owner is age 77 or older on the date of the ownership change (but less than age 86), and the contract has not reached the 8th anniversary, the deferred ratchet will apply upon the 8th anniversary; if the contract is beyond the 8th anniversary, there will be no further ratchets.

MORTALITY AND EXPENSE RISK CHARGE

The mortality and expense risk charge for the Deferred Ratchet Enhanced Death Benefit is 1.30% of the assets you have in each subaccount. The charge is deducted each business day at the rate of .003585%.

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APPENDIX I
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               OPTIONAL RIDER BENEFITS FOR YR-2001 CONTRACT OWNERS

The following is a description of the optional rider benefits for Yr-2001 contract owners who elected an optional rider benefit. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF YOUR OPTIONAL RIDER BENEFITS. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS.

OPTIONAL RIDER CHARGES

     MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The quarterly charge for the MGAB rider is as follows:

     ---------------------------------------------------------------------------
     Waiting Period             Quarterly Charge
     ---------------------------------------------------------------------------
     10 Year                    0.125% of the MGAB Charge Base (0.50% annually)
     ---------------------------------------------------------------------------
     20 Year                    0.125% of the MGAB Charge Base (0.50% annually)
     ---------------------------------------------------------------------------

The MGAB Charge Base is the total of (i) the MGAB Base on the rider date and
(ii) premiums during the 2-year period commencing on the rider date, reduced pro rata for withdrawals and reduced for transfers made within the last 3 years prior to the MGAB Benefit Date. We will deduct charges only during your ten-year or twenty-year waiting period, as applicable. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and MGAB Charge Base immediately prior to the surrender or annuitization. The MGAB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

     MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The quarterly charge for the MGIB rider is as follows:

     ---------------------------------------------------------------------------
     MGIB Rate                  Quarterly Charge
     ---------------------------------------------------------------------------
     7%                         0.125% of the MGIB Charge Base (0.50% annually)
     ---------------------------------------------------------------------------

The MGIB Charge Base is the total of premiums paid more than 5 years before the earliest MGIB Benefit Date, reduced pro rata for all withdrawals taken while the MGIB rider is in effect, and accumulated at the MGIB Rate (7%) to the earlier of age 80 and reaching the MGIB Base Maximum. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and your MGIB Charge Base immediately prior to the surrender or annuitization. The MGIB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The quarterly charge for the MGWB rider is 0.125% (0.50% annually) of the original MGWB Eligible Payment Amount. The original MGWB Eligible Payment Amount is equal to all premiums paid during the first two contract years following the rider date. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and your original MGWB Eligible Payment Amount immediately prior to the surrender or annuitization.

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OPTIONAL RIDER BENEFITS

MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB) RIDER. The MGAB rider is an optional benefit which provides you with an MGAB benefit intended to guarantee a minimum contract value at the end of a specified waiting period. The MGAB is a one-time adjustment to your contract value in the event your contract value on the MGAB Benefit Date is less than a specified amount. The MGAB rider may offer you protection in the event your Contract loses value during the MGAB waiting period. For discussion of the charges we deduct under the MGAB rider, see "Optional Rider Charges."

The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. The ten-year option has a waiting period of ten years and, other than for allocations to Special Funds, guarantees that your contract value at the end of ten years will at least equal your initial premium payment, reduced pro-rata for withdrawals. Transfers made within 3 years prior to the MGAB Benefit Date will also reduce the benefit pro-rata. The twenty-year option has a waiting period of twenty years and, other than allocations to Special Funds, guarantees that your contract value at the end of twenty years will at least equal two times your initial premium payment, reduced pro-rata for withdrawals and reduced for transfers made within 3 years prior to the MGAB Benefit Date. If you add the 20 year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special Funds, may prevent the MGAB Base from doubling over the waiting period. On the MGAB Benefit Date, which is the next business day after the applicable waiting period, we calculate your Minimum Guaranteed Accumulation Benefit.

     CALCULATING THE MGAB. We calculate your MGAB as follows:

     1. WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

          The MGAB Base is tracked separately for Special and Non-Special Funds, based on the initial allocation of premium (or contract value), subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The aggregate MGAB Base is used to determine the MGAB on the MGAB Benefit Date. THE AGGREGATE MGAB BASE EQUALS THE SUM OF (1) THE LESSER OF THE MGAB BASE ALLOCATED TO SPECIAL FUNDS AND THE CONTRACT VALUE IN THE SPECIAL FUNDS; AND (2) THE MGAB BASE FOR NON-SPECIAL FUNDS. THUS, INVESTING IN THE SPECIAL FUNDS MAY LIMIT THE MGAB BENEFIT. HOWEVER, THE MGAB BASE IS ALSO SUBJECT TO A "FLOOR" WHICH MAY PARTIALLY OFFSET THE EFFECTS OF INVESTING IN SPECIAL FUNDS.

          If you purchased the MGAB rider on the contract date, and

          (i) elected the ten-year option, your MGAB Base for Special and Non-Special Funds is equal to your initial premium plus any additional premium added to your Contract during the 2-year period after your rider date, reduced pro-rata for any withdrawals and any transfers made within 3 years prior to the MGAB Benefit Date; or

          (ii) elected the twenty-year option your MGAB Base for Special and Non-Special Funds is equal to your initial premium, plus any additional premium added to your Contract during the 2-year period after your contract date, accumulated at the MGAB Rate reduced pro-rata for any withdrawals and reduced for any transfers made within 3 years prior to the MGAB Benefit Date. The MGAB Rate is the annual effective rate of 3.5265%. Accumulation of eligible additional premiums starts on the date the premium was received.

          If you purchased the MGAB rider after the contract date, your MGAB Base is equal to your contract value on the rider date, plus premiums added during the 2-year period after your rider date, accumulated at the MGAB Rate (if applicable, as described above) and adjusted pro-rata for withdrawals and transfers as described below.

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          Only premiums added to your Contract during the 2-year period after your rider date are included in the MGAB Base. Any additional premium payments you added to your contract after the second rider anniversary are not included in the MGAB Base. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

          Withdrawals taken while the MGAB rider is in effect, as well as transfers made within 3 years prior to the MGAB Benefit Date, will reduce the value of your MGAB Base pro rata. This means that the MGAB Base (and the MGAB Charge Base) will be reduced by the same percent as the percent of contract value that was withdrawn (or transferred). We will look to your contract value immediately before the withdrawal or transfer when we determine this percent.

          Net transfers from Special Funds to Non-Special Funds will reduce the MGAB Base and MGAB Charge Base allocated to Special Funds on a pro rata basis. If the transfer is made more than 3 years before the Benefit Date, there will be a corresponding increase in the MGAB Base for Non-Special Funds equal to the lesser of the reduction in the MGAB Base for Special Funds and the net contract value transferred.

          Net transfers from Non-Special Funds to Special Funds will reduce the MGAB Base and MGAB Charge Base allocated to Non-Special Funds on a pro rata basis. If the transfer is made more than 3 years before the Benefit Date, there will be a corresponding increase in the MGAB Base for Special Funds equal to the reduction in the MGAB Base for Non-Special Funds.

     2. THEN WE DETERMINE THE FLOOR. The floor will be calculated in the same manner as the MGAB Base described above, except as follows: For the ten-year option, all investments will be treated as Non-Special Funds. For the twenty-year option, if you transfer contract value to a Special Fund more than 3 years before the Benefit Date, the floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the MGAB Rate described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals and other transfers will reduce the floor as described for the MGAB Base above.

     3. WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB BENEFIT DATE FROM THE GREATER OF THE FLOOR AND YOUR AGGREGATE MGAB Base. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

     4. ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it to the subaccounts in which you are invested pro-rata based on the proportions of your then contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Benefit Date, we will allocate the MGAB to the Liquid Assets subaccount on your behalf. After the crediting of the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

     PURCHASE. To purchase the MGAB rider, you must be age 80 or younger on the rider date if you choose the ten-year option and age 65 or younger on the rider date if you choose the twenty-year option. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

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     THE MGAB BENEFIT DATE. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Benefit Date is your 10th contract anniversary for the ten-year option or 20th contract anniversary for the twenty-year option. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Benefit Date will be the first contract anniversary occurring after 10 years (for the ten-year option) or 20 years (for the twenty-year option) after the rider date. The MGAB rider is not available if the MGAB Benefit Date would fall beyond the latest annuity start date.

     CANCELLATION. If you elected the twenty-year option, you have a one-time right to cancel the MGAB rider on your first contract anniversary that is at least 10 years after the rider date. If you purchased the MGAB rider during the 30-day period following the contract date, your one-time right to cancel the rider occurs on the tenth anniversary of your contract date. To cancel, you need to send written notice to our Customer Service Center at least 30 days before such anniversary date. If the MGAB rider is terminated before the MGAB Benefit Date, you will not be credited with the MGAB and we assess the pro-rata portion of the MGAB rider changes for the current quarter.

     NOTIFICATION. Any crediting of the MGAB will be reported in your first quarterly statement following the MGAB Benefit Date.

MINIMUM GUARANTEED INCOME BENEFIT (MGIB) RIDER. The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Benefit Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to the Special Funds, the MGIB Rate, the adjustment for Special Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds may limit the MGIB benefit. However, the MGIB Benefit Base is also subject to a "floor" which may partially offset the effects of investing in Special Funds. For a discussion of the charges we deduct under the MGIB rider, see "Optional Rider Charges." Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greatest of:

     (i) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the Golden American Fixed Account prospectus) on the MGIB Benefit Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

     (ii) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the Golden American Fixed Account prospectus) on the MGIB Benefit Date applied to the then current income factors in effect for the annuity option you selected; and

     (iii)the MGIB annuity income based on the greater of the floor and your MGIB Benefit Base on the MGIB Benefit Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust both the floor and the MGIB Benefit Base for any premium tax recovery and Market Value Adjustment (see the Golden American Fixed Account prospectus) that would otherwise apply at annuitization.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Benefit Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Benefit Date.

     DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

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     1. WE FIRST DETERMINE YOUR MGIB BENEFIT BASE. The MGIB Benefit Base is only a calculation used to determine the MGIB. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

          The MGIB Base is tracked separately for Special and Non-Special Funds, based on initial allocation of eligible premium (or contract value) and subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The MGIB Benefit Base equals the sum of
          (1) the contract value of Special Funds, and (2) the MGIB Base for Non-Special Funds.

          The MGIB Base is equal to the lesser of (i) and (ii) where:

          (a) is your initial premium (or contract value on the rider date if you purchased the MGIB rider after the contract date), plus any eligible additional premiums added to your Contract, reduced pro-rata by all withdrawals taken while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Base reaching the MGIB Base Maximum, and at 0% thereafter; and

          (b) is the MGIB Base Maximum, which equals 200% of allocated eligible premiums, adjusted for withdrawals and transfers.

          Eligible additional premium payments are those added more than 5 years before the earliest MGIB Benefit Date and are included in the MGIB Base. Premiums paid after that are excluded from the MGIB Base.

          Net transfers from Special Funds to Non-Special Funds will reduce the MGIB Base and MGIB Base Maximum allocated to Special Funds on a pro rata basis. The resulting increase in the MGIB Base for Non-Special Funds will equal the lesser of the reduction in the MGIB Base for Special Funds and the net contract value transferred. The increase in the MGIB Base Maximum for Non-Special Funds equals the reduction in the MGIB Base Maximum for Special Funds.

          Net transfers from Non-Special Funds to Special Funds will reduce the MGIB Base and MGIB Base Maximum allocated to Non-Special Funds on a pro rata basis. The resulting increase in the MGIB Base and the MGIB Base Maximum for Special Funds equals the reduction in the MGIB Base and MGIB Base Maximum for Non-Special Funds. Transfers to one or more Special Funds could reduce the MGIB Benefit.

          The MGIB Rate is currently 7%. The Company may at its discretion discontinue offering this rate. The MGIB Rate is an annual effective rate.

     2. WE THEN DETERMINE THE FLOOR. The floor will be calculated in the same manner as the MGIB Base described above, except as follows: If you transfer contract value to a Special Fund, the floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the MGIB Rate described above, subject to the age limit and the Maximum described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals will reduce the floor as described for the MGIB Base above.

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     3. THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING THE GREATER OF THE MINIMUM FLOOR AND YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT AND PREMIUM TAXES) BY THE APPLICABLE INCOME FACTOR, AND THEN DIVIDING BY $1,000.

          The MGIB Income Options are available under the MGIB Rider:

          (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

          (ii) Income for a 20-30 Year Period Certain; or

          (iii)Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

     On the MGIB Benefit Date, we would apply the greater of the floor and the MGIB Benefit Base under the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

     Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

     PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before the MGIB rider can be exercised.

     THE MGIB BENEFIT DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Benefit Date is the contract anniversary next following or is incident with exercise of your option to annuitize after a ten-year waiting period from the contract date. If you added the MGIB rider at any other time, your MGIB Benefit Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuities under the MGIB rider.

     NO CHANGE OF ANNUITANT. Once the MGIB rider is purchased, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

     NOTIFICATION. On or about 30 days prior to the MGIB Benefit Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise. The actual amount of the MGIB annuity benefit will be determined as of the MGIB Benefit Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN THE MORE FAVORABLE STREAM OF INCOME PAYMENTS UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

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MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB) RIDER. The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments equal to all premium payments paid during the first two contract years (Eligible Payment Amount) adjusted for any prior withdrawals. To maintain this guarantee, withdrawals in any contract year may not exceed 7% of your adjusted Eligible Payment Amount. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. For a discussion of the charges we deduct under the MGWB rider, see "Optional Rider Charges." Your original Eligible Payment Amount depends on when you purchase the MGWB rider and is:

          (i) if you purchased the MGWB rider on the contract date, your premium payments received during the first two contract years; or

          (ii) if you purchased the MGWB rider after the contract date, your contract value on the rider date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the rider date.

     THE MGWB WITHDRAWAL ACCOUNT. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount, tracked separately for Special and Non-Special Funds, adjusted for any withdrawals and transfers between Special and Non-Special Funds. THE MGWB WITHDRAWAL ACCOUNT EQUALS THE SUM OF (A) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO NON-SPECIAL FUNDS, AND (B) THE LESSER OF (1) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO SPECIAL FUNDS AND (2) THE CONTRACT VALUE IN THE SPECIAL FUNDS. THUS, INVESTING IN THE SPECIAL FUNDS MAY LIMIT THE MGWB WITHDRAWAL ACCOUNT. However, the MGWB Withdrawal Account is also subject to a "floor" which may partially offset the effects of investing in Special Funds.

Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal for Non-Special Funds and pro rata for Special Funds, based on the source of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in the MGWB Withdrawal Account of the Special and Non-Special Funds by the proportion that the withdrawal bears to the Contract Value of the Special and Non-Special Funds, respectively, at the time of the withdrawal. If a single withdrawal involves both Special and Non-Special Funds and causes the 7% to be exceeded, the withdrawal will be treated as taken first from Non-Special Funds. Any withdrawals greater than 7% per year of the Eligible Payment Amount will also cause a reduction in the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB Withdrawal Account is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero. If the MGWB Withdrawal Account is greater than the floor and a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Special Funds to Non-Special Funds will reduce the MGWB Withdrawal Account allocated to Special Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Non-Special Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Special Funds and the net contract value transferred.

Net transfers from Non-Special Funds to Special Funds will reduce the MGWB Withdrawal Account allocated to Non-Special Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Special Funds equals the reduction in the MGWB Withdrawal Account for Non-Special Funds.

     THE FLOOR FOR YOUR MGWB WITHDRAWAL ACCOUNT is equal to the Eligible Payment Amount adjusted for any withdrawals. Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the floor by the dollar amount of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in the floor for the MGWB Withdrawal Account and the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

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The floor is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero.

     If the floor is greater than the MGWB Withdrawal Account and a withdrawal reduces the floor to zero, the MGWB rider terminates and no further benefits are payable under the rider.

     GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." Making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider, will remain in force, and you may continue to make withdrawals so long as:

          (i)  your contract value is greater than zero;

          (ii) your MGWB Withdrawal Account or the floor is greater than zero;

          (iii)your latest allowable annuity start date has not been reached;

          (iv) you have not elected to annuitize your Contract; and

          (v) you have not died (unless your spouse has elected to continue the contract), changed the ownership of the Contract or surrendered the Contract.

     The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

     AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero your Contract is given what we refer to as Automatic Periodic Benefit Status if the following conditions exist:

          (i)  your MGWB Withdrawal Account or the floor is greater than zero;

          (ii) your latest allowable annuity start date has not been reached;

          (iii)you have not elected to annuitize your Contract; and

          (iv) you have not died, changed the ownership of the Contract or surrendered the Contract.

     Once your Contract is given Automatic Periodic Benefit Status, the greater of the floor and the MGWB Withdrawal Account will be treated as the MGWB Withdrawal Account to determine any rider benefits. We will pay you the annual MGWB periodic payments, beginning on the next contract anniversary equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount until the earliest of (i) your contract's latest annuity start date, (ii) the death of the owner; or (iii) until your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status (that is, your contract value is zero), we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, and (ii) payment of the Commuted Value (defined below) or (iii) the owner's death has occurred.

     On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for period(s) applicable to the remaining payments. Once the last MGWB periodic payment is made or we pay you the Commuted Value, your Contract and the MGWB rider terminate.

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     DEATH BENEFIT DURING AUTOMATIC PERIODIC BENEFIT STATUS. If you have never withdrawn more than 7% per year of the Eligible Payment Amount and you elected the 7% Solution Enhanced Death Benefit in your Contract (or you elected the Max 7 Enhanced Death Benefit resulting in the 7% Solution Enhanced Death Benefit as the actual benefit), the death benefit otherwise payable under the terms of your Contract will remain in force during any Automatic Periodic Benefit Status. In determining the amount of the death benefit during the Automatic Periodic Benefit Status, we deem your contract value to be zero and treat the MGWB periodic payments as withdrawals. In all other cases, the death benefit payable during Automatic Periodic Benefit Status is the greater of the floor and your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments. If you elected the Max 7 Enhanced Death Benefit, then the 7% Solution and the Annual Ratchet components shall each be calculated as if each were the elected death benefit option.

     PURCHASE. To purchase the MGWB rider, your must be age 80 or younger on the rider date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval whichever is later.

EXCLUDED FUNDS

We may be designating certain investment portfolios as "Excluded Funds." We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact the benefit under any optional rider that you have elected. If you never invest in Excluded Funds, your rider benefits will be unaffected.

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APPENDIX J
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              OPTIONAL RIDER BENEFITS FOR MAY-2002 CONTRACT OWNERS

The following is a description of the optional rider benefits for May-2002 contract owners who elected an optional rider benefit. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF YOUR OPTIONAL RIDER BENEFITS. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS.

OPTIONAL RIDER CHARGES

     MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The quarterly charge for the MGAB rider is as follows:

     ---------------------------------------------------------------------------
     Waiting Period             Quarterly Charge
     ---------------------------------------------------------------------------
     10 Year                    0.125% of the MGAB Charge Base (0.50% annually)
     ---------------------------------------------------------------------------
     20 Year                    0.125% of the MGAB Charge Base (0.50% annually)
     ---------------------------------------------------------------------------

The MGAB Charge Base is the total of (i) the MGAB Base on the rider date and
(ii) premiums during the 2-year period commencing on the rider date, reduced pro rata for withdrawals and reduced for transfers made within the last 3 years prior to the MGAB Benefit Date. We will deduct charges only during your ten-year or twenty-year waiting period, as applicable. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and MGAB Charge Base immediately prior to the surrender or annuitization. The MGAB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

     MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The quarterly charge for the MGIB rider is as follows:

     ---------------------------------------------------------------------------
     MGIB Rate                  Quarterly Charge
     ---------------------------------------------------------------------------
     7%                         0.125% of the MGIB Charge Base (0.50% annually)
     ---------------------------------------------------------------------------

The MGIB Charge Base is the total of premiums paid more than 5 years before the earliest MGIB Benefit Date, reduced pro rata for all withdrawals taken while the MGIB rider is in effect, and accumulated at the MGIB Rate (7%) to the earlier of age 80 and reaching the MGIB Base Maximum. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and your MGIB Charge Base immediately prior to the surrender or annuitization. The MGIB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The quarterly charge for the MGWB rider is 0.125% (0.50% annually) of the original MGWB Eligible Payment Amount. The original MGWB Eligible Payment Amount is equal to all premiums paid during the first two contract years following the rider date. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and your original MGWB Eligible Payment Amount immediately prior to the surrender or annuitization.

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OPTIONAL RIDER BENEFITS

Please see the prospectus for a description of the Minimum Guaranteed Withdrawal Benefit and Minimum Guaranteed Accumulation Benefit.

MINIMUM GUARANTEED INCOME BENEFIT (MGIB) RIDER. The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Benefit Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds or Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB benefit. For Contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; the ING VP Bond Portfolio; the ING Core Bond Portfolio; the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account. For Contracts issued before May 1, 2003, the ING VP Bond Portfolio and the ING Core Bond Portfolio are not designated as Special Funds.

For a discussion of the charges we deduct under the MGIB rider, see "Optional Rider Charges."

Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greatest of:

     (i) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the Golden American Fixed Account prospectus) on the MGIB Benefit Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

     (ii) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the Golden American Fixed Account prospectus) on the MGIB Benefit Date applied to the then current income factors in effect for the annuity option you selected; and

     (iii)the MGIB annuity income based on your MGIB Benefit Base on the MGIB Benefit Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Benefit Base for any premium tax recovery and Market Value Adjustment (see the Golden American Fixed Account prospectus) that would otherwise apply at annuitization.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Benefit Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Benefit Date.

     DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

     1. WE FIRST DETERMINE YOUR MGIB BENEFIT BASE. The MGIB Benefit Base is only a calculation used to determine the MGIB. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

          The MGIB Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value) and subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The MGIB Benefit Base equals the lesser of (a) and (b) where:

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          a)   is the Maximum MGIB Base; and

          b)   is the sum of:

               1)   the MGIB Base allocated to Covered Funds;

               2)   the MGIB Base allocated to Special Funds; and

               3)   the contract value allocated to Excluded Funds.

     The Maximum MGIB Base is 200% of eligible premiums, adjusted pro-rata for withdrawals. The Maximum MGIB Base is not allocated by Fund category.

     The MGIB Base allocated to Covered Funds equals the eligible premiums allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Base reaching the Maximum MGIB Base, and at 0% thereafter.

     The MGIB Base allocated to Special Funds equals the eligible premiums allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. THERE IS NO ACCUMULATION OF MGIB BASE ALLOCATED TO SPECIAL FUNDS.

     The MGIB Base allocated to Excluded Funds equals the eligible premiums allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Base reaching the Maximum MGIB Base, and at 0% thereafter. THE MGIB BASE ALLOCATED TO EXCLUDED FUNDS IS USED ONLY FOR TRANSFER ADJUSTMENTS AND RIDER CHARGES. IT IS NOT USED TO DETERMINE BENEFITS.

     Eligible premiums are those added more than 5 years before the earliest MGIB Benefit Date. Premiums paid after that are excluded from the MGIB Base.

     The MGIB Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rate is an annual effective rate.

     Withdrawals reduce the MGIB Base on a pro-rata basis. The percentage reduction in the MGIB Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the MGIB Base in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the MGIB Base in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal.

     Net transfers from Covered Funds will reduce the MGIB Base allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Base allocated to Covered Funds.

     Net transfers from Special Funds will reduce the MGIB Base allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Covered or Excluded Funds, as applicable, will equal the reduction in the MGIB Base allocated to Special Funds.

     Net transfers from Excluded Funds will reduce the MGIB Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Covered or Special Funds, as applicable, will equal the lesser of the net contract value transferred and the change in the MGIB Base allocated to Excluded Funds.

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     2. THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT AND PREMIUM TAXES) BY THE APPLICABLE INCOME FACTOR, AND THEN DIVIDING BY $1,000.

          The MGIB Income Options are available under the MGIB Rider:

     (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

     (ii) Income for a 20-30 Year Period Certain; or

     (iii)Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

     On the MGIB Benefit Date, we would apply the MGIB Benefit Base under the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

     Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

     PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before you can annuitize under the MGIB rider.

     THE MGIB BENEFIT DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Benefit Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Benefit Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

     NO CHANGE OF ANNUITANT. Once the MGIB rider is purchased, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

     NOTIFICATION. On or about 30 days prior to the MGIB Benefit Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise. The actual amount of the MGIB annuity benefit will be determined as of the MGIB Benefit Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN THE MORE FAVORABLE STREAM OF INCOME PAYMENTS, AND DIFFERENT TAX CONSEQUENCES, UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

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                                   ING [LOGO]


                     GOLDEN AMERICAN LIFE INSURANCE COMPANY

Golden American Life Insurance Company is a stock company domiciled in Delaware.
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Generations - 126034                                                  05/01/2003

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GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS

                          GOLDENSELECT OPPORTUNITIES(R)
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                                                                     MAY 1, 2003

     This prospectus describes GoldenSelect Opportunities, a group and individual deferred combination variable annuity contract (the "Contract") offered by Golden American Life Insurance Company ("Golden American," the "Company," "we," "us" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

     The Contract provides a means for you to invest your premium payments in one or more mutual fund investment portfolios. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. The investment portfolios available under your Contract and the portfolio managers are listed on the next page.

     You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

     REPLACING AN EXISTING ANNUITY WITH THE CONTRACT MAY NOT BE BENEFICIAL TO YOU. YOUR EXISTING ANNUITY MAY BE SUBJECT TO FEES OR PENALTIES ON SURRENDER, AND THE CONTRACT MAY HAVE NEW CHARGES.

     This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated May 1, 2003, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN ANY SUBACCOUNT THROUGH A TRUST OR FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY ANY BANK OR BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

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     THE INVESTMENT PORTFOLIOS AND THE MANAGERS ARE LISTED ON THE NEXT PAGE.
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Opportunities - 126035

The investment portfolios available under your Contract and the portfolio managers are:

A I M ADVISORS, INC.
  AIM V.I. Dent Demographic Trends Fund (Class II)

A I M CAPITAL MANAGEMENT, INC.
  ING AIM Mid Cap Growth Portfolio (Class A) (1)

ALLIANCE CAPITAL MANAGEMENT L.P.
  ING Alliance Mid Cap Growth Portfolio (Class A) (1)

BARING INTERNATIONAL INVESTMENT LIMITED
  ING Developing World Portfolio (Class A) (1)
  ING Hard Assets Portfolio (Class A) (1)

CAPITAL GUARDIAN TRUST COMPANY
  ING Capital Guardian Large Cap Value Portfolio (Class A) (1)
  ING Capital Guardian Managed Global Portfolio (Class A) (1)
  ING Capital Guardian Small Cap Portfolio (Class A) (1)

COLUMBIA MANAGEMENT ADVISERS, INC.
  Colonial Small Cap Value Fund (Class B)

EAGLE ASSET MANAGEMENT, INC.
  ING Eagle Asset Value Equity Portfolio (Class A) (1)

FIDELITY MANAGEMENT & RESEARCH CO.
  Fidelity(R)VIP Growth Portfolio (Class S2)
  Fidelity(R)VIP Equity-Income Portfolio (Class S2)
  ING FMR/SM/ Diversified MidCap Portfolio (Class A) (1)

GOLDMAN SACHS ASSET MANAGEMENT, L.P.
  ING Goldman Sachs Internet Tollkeeper Portfolio (Class A) (1) (2)

ING INVESTMENT MANAGEMENT, LLC
  ING Liquid Assets Portfolio (Class A) (1)

ING INVESTMENTS, LLC
  ING GET U.S. Core Portfolio
  ING International Portfolio (Class A) (1)
  ING VP Bond Portfolio (Class S)
  ING VP Growth Opportunities Portfolio (Service Class)
  ING VP Index Plus LargeCap Portfolio (Class S)
  ING VP MagnaCap Portfolio (Service Class)
  ING VP SmallCap Opportunities Portfolio (Service Class)
  ING VP Worldwide Growth Portfolio (Service Class)

INVESCO FUNDS GROUP, INC.
  INVESCO VIF -- Financial Services Fund
  INVESCO VIF -- Health Sciences Fund
  INVESCO VIF -- Leisure Fund
  INVESCO VIF -- Utilities Fund

J.P. MORGAN FLEMING ASSET MANAGEMENT (LONDON) LTD.
  ING JPMorgan Fleming International Enhanced EAFE Portfolio (Class A) (1)

J.P. MORGAN FLEMING ASSET MANAGEMENT (USA) INC.
  ING JPMorgan Fleming Small Cap Equity Portfolio (Class A) (1)

JANUS CAPITAL MANAGEMENT LLC
  ING Janus Growth and Income Portfolio (Class A) (1)
  ING Janus Special Equity Portfolio (Class A) (1)

JENNISON ASSOCIATES LLC
  ING Jennison Equity Opportunities Portfolio (Class A) (1)
  Jennison Portfolio (Class II) (3)
  SP Jennison International Growth Portfolio (Class II) (3)

MARSICO CAPITAL MANAGEMENT, LLC
  ING Marsico Growth Portfolio (Class A) (1)

MASSACHUSETTS FINANCIAL SERVICES COMPANY
  ING MFS Mid Cap Growth Portfolio (Class A) (1)
  ING MFS Research Portfolio (Class A) (1)
  ING MFS Total Return Portfolio (Class A) (1)

MERCURY ADVISORS
  ING Mercury Focus Value Portfolio (Class A) (1)
  ING Mercury Fundamental Growth Portfolio (Class A) (1)

PACIFIC INVESTMENT MANAGEMENT COMPANY
  ING PIMCO Core Bond Portfolio  (Class A) (1)
  PIMCO High Yield Portfolio

PIONEER INVESTMENT MANAGEMENT, INC.
  Pioneer Fund VCT Portfolio (Class II)
  Pioneer Mid-Cap Value VCT Portfolio (Class II)

PROFUND ADVISORS LLC
  ProFund VP Bull
  ProFund VP Small-Cap
  ProFund VP Europe 30

SALOMON BROTHERS ASSET MANAGEMENT, INC.
  ING Salomon Brothers All Cap Portfolio (Class A) (1)
  ING Salomon Brothers Investors Portfolio (Class A) (1)

T. ROWE PRICE ASSOCIATES, INC.
  ING T. Rowe Price Equity Income Portfolio (Class A) (1)
  ING T. Rowe Price Capital Appreciation Portfolio (Class A) (1)

UBS GLOBAL ASSET MANAGEMENT
  ING UBS U.S. Balanced Portfolio (Class A) (1)

VAN KAMPEN
  ING Van Kampen Equity Growth Portfolio (Class A) (1)
  ING Van Kampen Global Franchise Portfolio (Class A) (1)
  ING Van Kampen Real Estate Portfolio (Class A) (1)
  ING Van Kampen Growth and Income Portfolio (Class A) (1)
  ING Van Kampen Comstock Portfolio (Service Class) (4)

(1) The investment adviser for this portfolio is Directed Services, Inc. The portfolio manager listed is the sub-adviser. Directed Services, Inc. is an affiliated Company of ING Groep, N.V. Effective May 1, 2003 this fund has changed its name to the name listed above. See Appendix B for a complete list of former and current fund names.

(2)  Internet TollkeeperSM Series is a service mark of Goldman, Sachs & Co.

(3) The investment adviser for this portfolio is Prudential Investments LLC. The portfolio manager listed is the sub-adviser.

(4) The investment adviser for this portfolio is ING Life Insurance and Annuity Company. The portfolio manager listed is the sub-adviser.

The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account B. We refer to the divisions as "subaccounts" and the money you place in the Fixed Account's guaranteed interest periods as "Fixed Interest Allocations" in this prospectus.

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TABLE OF CONTENTS
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                                                  PAGE

Index of Special Terms ...........................  ii
Fees and Expenses ................................   2
Condensed Financial Information ..................   6
  Accumulation Unit ..............................   6
  The Net Investment Factor ......................   6
  Performance Information ........................   7
  Financial Statements ...........................   7
Golden American Life Insurance Company ...........   8
Golden American Separate Account B ...............   8
The Trusts and Funds .............................   8
Covered Funds, Special Funds and Excluded
  Funds ..........................................  10
Charges and Fees .................................  10
  Charge Deduction Subaccount ....................  11
  Charges Deducted from the Contract Value .......  11
      Surrender Charge ...........................  11
      Waiver of Surrender Charge for Extended
         Medical Care ............................  11
      Free Withdrawal Amount .....................  11
      Surrender Charge for Excess Withdrawals ....  11
      Premium Taxes ..............................  12
      Administrative Charge ......................  12
      Transfer Charge ............................  12
  Charges Deducted from the Subaccounts ..........  12
      Mortality and Expense Risk Charge ..........  12
      Asset-Based Administrative Charge ..........  12
      Earnings Multiplier Benefit Charge .........  12
      Optional Rider Charges .....................  13
  Trust and Fund Expenses ........................  13
The Annuity Contract .............................  14
  Contract Date and Contract Year ................  14
  Contract Owner .................................  14
  Annuity Start Date .............................  15
  Annuitant ......................................  15
  Beneficiary ....................................  15
  Purchase and Availability of the Contract ......  16
  Crediting of Premium Payments ..................  17
  Administrative Procedures ......................  18
  Contract Value .................................  18
  Cash Surrender Value ...........................  18
  Addition, Deletion or Substitution of
      Subaccounts and Other Changes ..............  19
  The Fixed Account ..............................  19
Optional Riders ..................................  19
  Rider Date .....................................  20
  No Cancellation ................................  20
  Termination ....................................  20
  Minimum Guaranteed Accumulation
      Benefit Rider ..............................  20
  Minimum Guaranteed Income Benefit Rider ........  22
  Minimum Guaranteed Withdrawal
      Benefit Rider ..............................  25
  Other Contracts ................................  27


Withdrawals ......................................  30
Transfers Among Your Investments .................  33
Death Benefit Choices ............................  36
  Death Benefit During the Accumulation Phase ....  36
      Standard Death Benefit .....................  36
      Enhanced Death Benefit Options .............  37
      Earnings Multiplier Benefit Rider ..........  40
  Death Benefit During the Income Phase ..........  40
  Continuation After Death-- Spouse ..............  40
  Continuation After Death-- Not a Spouse ........  41
  Required Distributions Upon Contract
      Owner's Death ..............................  41
The Annuity Options ..............................  28
Other Contract Provisions ........................  42
Other Information ................................  44
Federal Tax Considerations .......................  45
Statement of Additional Information
  Table of Contents ..............................  52
Appendix A
  Condensed Financial Information ................  A1
Appendix B
  The Investment Portfolios ......................  B1
Appendix C
  Fixed Account II ...............................  C1
Appendix D
  Fixed Interest Division ........................  D1
Appendix E
  Surrender Charge for Excess Withdrawals
      Example ....................................  E1
Appendix F
  Withdrawal Adjustment for 7% Solution
      Death Benefit Examples .....................  F1
Appendix G
  Death Benefits for Yr-2001
      Contract Owners ............................  G1
Appendix H
  Death Benefits for May-2002 and Yr-2003
      Contract Owners ............................  H1
Appendix I
  Optional Rider Benefits for Yr-2001
      Contract Owners ............................  I1
Appendix J
  Optional Rider Benefits for May-2002
      Contract Owners ............................  J1
Appendix K
  Projected Schedule of ING GET U.S. Core
      Portfolio Offerings ........................  K1

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INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

   ---------------------------------------------------
   SPECIAL TERM                                  PAGE
   ---------------------------------------------------
   Accumulation Unit                               6
   ---------------------------------------------------
   Annual Ratchet Enhanced Death Benefit          39
   ---------------------------------------------------
   Annuitant                                      15
   ---------------------------------------------------
   Annuity Start Date                             15
   ---------------------------------------------------
   Cash Surrender Value                           18
   ---------------------------------------------------
   Claim Date
   ---------------------------------------------------
   Contract Date                                  14
   ---------------------------------------------------
   Contract Owner                                 14
   ---------------------------------------------------
   Contract Value                                 18
   ---------------------------------------------------
   Contract Year                                  14
   ---------------------------------------------------
   Covered Fund                                   10
   ---------------------------------------------------
   Earnings Multiplier Benefit                    40
   ---------------------------------------------------
   Excluded Fund                                  10
   ---------------------------------------------------
   Free Withdrawal Amount                         11
   ---------------------------------------------------
   Max 7 Enhanced Death Benefit                   40
   ---------------------------------------------------
   Net Investment Factor                           6
   ---------------------------------------------------
   Net Rate of Return
   ---------------------------------------------------
   Restricted Fund                                 9
   ---------------------------------------------------
   Rider Date                                     20
   ---------------------------------------------------
   7% Solution Enhanced Death Benefit             38
   ---------------------------------------------------
   Special Fund                                   10
   ---------------------------------------------------
   Standard Death Benefit                         36
   ---------------------------------------------------

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

--------------------------------------------------------------------------------
TERM USED IN THIS PROSPECTUS            CORRESPONDING TERM USED IN THE CONTRACT
--------------------------------------------------------------------------------
Accumulation Unit Value                 Index of Investment Experience
--------------------------------------------------------------------------------
Annuity Start Date                      Annuity Commencement Date
--------------------------------------------------------------------------------
Contract Owner                          Owner or Certificate Owner
--------------------------------------------------------------------------------
Contract Value                          Accumulation Value
--------------------------------------------------------------------------------
Transfer Charge                         Excess Allocation Charge
--------------------------------------------------------------------------------
Fixed Interest Allocation               Fixed Allocation
--------------------------------------------------------------------------------
Free Look Period                        Right to Examine Period
--------------------------------------------------------------------------------
Guaranteed Interest Period              Guarantee Period
--------------------------------------------------------------------------------
Subaccount(s)                           Division(s)
--------------------------------------------------------------------------------
Net Investment Factor                   Experience Factor
--------------------------------------------------------------------------------
Regular Withdrawals                     Conventional Partial Withdrawals
--------------------------------------------------------------------------------
Withdrawals                             Partial Withdrawals
--------------------------------------------------------------------------------

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FEES AND EXPENSES
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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES 1

     Surrender Charge:

     COMPLETE YEARS ELAPSED   0     1     2     3     4     5     6     7     8+
        SINCE PREMIUM PAYMENT
     SURRENDER CHARGE         8%    7%    6%    5%    4%    3%    2%    1%    0%

Transfer Charge 2 ....................................  $25 per transfer, if you make more than 12 transfers in a contract year

     1 If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.

     2    We currently do not impose this charge, but may do so in the future.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE 3 ..............  $30

     (We waive this charge if the total of your premium payments is $100,000 or more or if your contract value at the end of a contract year is $100,000 or more.)

SEPARATE ACCOUNT ANNUAL CHARGES 4

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                                                           ENHANCED DEATH BENEFITS
                                                           -----------------------
                                           STANDARD     ANNUAL
                                        DEATH BENEFIT   RATCHET    7% SOLUTION     MAX 7
----------------------------------------------------------------------------------------
Mortality & Expense Risk Charge             1.25%        1.50%        1.60%        1.70%
Asset-Based Administrative Charge           0.15%        0.15%        0.15%        0.15%
                                            ----         ----         ----         ----
   Total                                    1.40%        1.65%        1.75%        1.85%
----------------------------------------------------------------------------------------
ING GET U.S. Core Portfolio
   ("GET Fund") Guarantee Charge 5          0.50%        0.50%        0.50%        0.50%
Total With GET Fund Guarantee Charge        1.90%        2.15%        2.25%        2.35%
----------------------------------------------------------------------------------------

EARNINGS MULTIPLIER BENEFIT RIDER CHARGE 6

Quarterly Charge .....................................  0.075% of contract value (0.30% annually)

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OPTIONAL RIDER CHARGES 7

     Minimum Guaranteed Accumulation Benefit rider:

          ----------------------------------------------------------------------
          Waiting Period      Quarterly Charge
          ----------------------------------------------------------------------
          10 Year             0.1625% of the MGAB Charge Base 8 (0.65% annually)
          20 Year             0.1625% of the MGAB Charge Base (0.65% annually)
          ----------------------------------------------------------------------

     Minimum Guaranteed Income Benefit rider:

          ----------------------------------------------------------------------
          MGIB Rate           Quarterly Charge
          ----------------------------------------------------------------------
          7%                  0.1875% of the MGIB Charge Base 9 (0.75% annually)
          ----------------------------------------------------------------------

     Minimum Guaranteed Withdrawal Benefit rider:

          ----------------------------------------------------------------------
          Quarterly Charge
          ----------------------------------------------------------------------
          0.1625% of the MGWB Eligible Payment Amount 10  (0.65% annually)
          ----------------------------------------------------------------------

          3 We deduct this charge on each contract anniversary and on surrender.

          4 As a percentage of average daily assets in each subaccount. The Separate Account Annual Charges are deducted daily.

          5 The GET Fund Guarantee Charge is deducted daily during the guarantee period from amounts allocated to the GET Fund investment option. Please see below for a description of the GET Fund guarantee.

          6 We deduct the rider charge from the subaccounts in which you are invested on each quarterly contract anniversary and pro rata on termination of the Contract; if the value in the subaccounts is insufficient, the rider charge will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

          7 We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and pro rata on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

          8 The MGAB Charge Base is the total of premiums added during the two-year period commencing on the rider date if you purchase the rider on the contract date, or, your contract value on the rider date plus premiums added during the two-year period commencing on the rider date if you purchased the rider after the contract date, reduced pro rata for all withdrawals taken while the MGAB rider is in effect, and reduced pro rata for transfers made during the three year period before the MGAB Date. The MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers may reduce the applicable MGAB Charge Base by more than the amount withdrawn or transferred.

          9 The MGIB Charge Base generally depends on the amount of premiums you pay during the first five contract years after you purchase the rider, when you pay the premiums, less a pro rata deduction for any withdrawal made while the MGIB rider is in effect and accumulated at the MGIB Rate. The MGIB Charge Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers between Covered, Special and Excluded Funds may reduce the applicable MGIB Charge Base by more than the amount withdrawn or transferred.

          10 The MGWB Eligible Payment Amount is (i) the total of premiums paid during the two-year period commencing on the rider date if you purchase the rider on the contract date; or (ii) your contract value on the rider date plus subsequent premiums paid during the two-year period commencing on the rider date.

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TRUST OR FUND EXPENSES

The next item shows the minimum and maximum total operating expenses charged by the Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.

     --------------------------------------------------------------------------------
     TOTAL ANNUAL TRUST OR FUND OPERATING EXPENSES11              MINIMUM     MAXIMUM
     --------------------------------------------------------------------------------
     (expenses that are deducted from Trust or Fund
     assets, including management fees, distribution
     and/or service (12b-1) fees*, and other expenses):            0.74%       2.11%
     --------------------------------------------------------------------------------

     * The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

     11 The minimum and maximum total operating expenses charged by a Trust or Fund including applicable expense reimbursement or fee waiver arrangements would be 0.68% to 2.01%. The expense reimbursement or fee arrangement reflected is expected to continue through December 31, 2003.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the above table or in the example below.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds. Specifically, the Example assumes election of the Max 7 Enhanced Death Benefit and election of the earnings multiplier benefit rider with a charge of 0.30% of the contract value annually. The Example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.05% of assets. The Example also assumes you elected an optional benefit rider with the highest cost, an assumed charge of 1.14% annually, where the rider base is equal to the initial premium and increases by 7% annually, and the rider charge is assessed each quarter on a base equal to the hypothetical $10,000 premium increasing at 7% per year. The assumed annual rider charge of 1.14% results from the assumption of a 7% annual increase in the rider base but only a 5% earnings increase in the contract value before expenses. Thus, 1.14% represents an annual charge over the 10-year period which is equivalent to a charge of 0.1875% of rider base per quarter over the same period. Note that surrender charges may apply if you choose to annuitize your Contract within the first 5 contract years, and under certain circumstances, within the first 8 contract years.

The Example reflects the maximum charges for Yr-2003 contract owners. If you elect different options or are not a Yr-2003 contract owner, your expenses will be lower. The example also takes into account contractual limitations on Trust or Fund expenses that require reimbursement or waiver of expenses, but only for the period of the contractual limitation.

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Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 -----------------------------------------------------------------------------
  1) If you surrender your contract at the end of the applicable time period:
              1 year            3 years           5 years           10 years
              $1,334            $2,224            $3,095             $5,329
 ----- ------------------ ----------------- ----------------- ----------------
  2) If you annuitize at the end of the applicable time period:
              1 year            3 years           5 years           10 years
              $1,334            $2,224            $3,095             $5,329
 ----- ------------------ ----------------- ----------------- ----------------
  3) If you do not surrender your contract:
              1 year            3 years           5 years           10 years
               $534             $1,624            $2,695             $5,329
 ----- ------------------ ----------------- ----------------- ----------------

Compensation is paid for the sale of the Contracts. For information about this compensation, see "Selling the Contract."

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CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

ACCUMULATION UNIT

We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of Golden American Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in "Appendix A -- Condensed Financial Information." The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the Contract.

THE NET INVESTMENT FACTOR

The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

     1) We take the net asset value of the subaccount at the end of each business day.

     2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

     3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

     4) We then subtract the applicable daily mortality and expense risk charge and the daily asset-based administrative charge from the subaccount and, for the GET Fund subaccount only, the daily GET Fund guarantee charge.

Calculations for the subaccounts are made on a per share basis.

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The Net Rate of Return equals the Net Investment Factor minus one.

PERFORMANCE INFORMATION

From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Assets subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. We will base total return figures on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Liquid Assets subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Assets subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming no surrender. YOU SHOULD BE AWARE THAT THERE IS NO GUARANTEE THAT THE LIQUID ASSETS SUBACCOUNT WILL HAVE A POSITIVE OR LEVEL RETURN.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

FINANCIAL STATEMENTS

The statement of assets and liabilities of Separate Account B as of December 31, 2002, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended are included in the Statement of Additional Information.
The consolidated financial statements and schedules of Golden American as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 are included in the Statement of Additional Information.

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GOLDEN AMERICAN LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Golden American Life Insurance Company is a Delaware stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. Golden American is a wholly owned subsidiary of Equitable Life Insurance Company of Iowa ("Equitable Life"). Equitable Life is a wholly owned subsidiary of Lion Connecticut Holdings, Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. Golden American is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. Golden American's consolidated financial statements appear in the Statement of Additional Information.

Equitable Life was previously a subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa") which was merged into Lion Connecticut effective December 31, 2002. Lion Connecticut is the holding company for Equitable Life, Directed Services, Inc., the investment manager of the ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management, LLC, portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and ING Variable Products Trust and ING Variable Product Portfolios, respectively. ING also owns Baring International Investment Limited, another portfolio manager of the ING Investors Trust.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

--------------------------------------------------------------------------------
GOLDEN AMERICAN SEPARATE ACCOUNT B
--------------------------------------------------------------------------------

Golden American Separate Account B ("Separate Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 as amended (the "1940 Act"). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

Note: We currently offer other variable annuity contracts that invest in Separate Account B, but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract -- Addition, Deletion, or Substitution of Subaccounts and Other Changes."

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THE TRUSTS AND FUNDS
--------------------------------------------------------------------------------

Investment portfolios of the following Trusts and Funds are currently available under your Contract.

The ING Investors Trust is a mutual fund whose shares are offered to separate accounts funding variable annuity and variable life insurance policies offered by Golden American and other affiliated insurance companies. The ING Investors Trust may also sell its shares to separate accounts of insurance companies not affiliated with Golden American and to certain qualified pension and retirement plans. The address of the ING Investors Trust is 1475 Dunwoody Drive, West Chester, PA 19380.

The PIMCO Variable Insurance Trust is also a mutual fund whose shares are available to separate accounts of insurance companies, including Golden American, for both variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The address of the PIMCO Variable Insurance Trust is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

ING GET U.S. Core Portfolio is an open-end investment company authorized to issue multiple series of shares. Shares of the series are offered to insurance company separate accounts, including Golden American Separate Account B, that fund variable annuity contracts. The address of ING GET U.S. Core Portfolio is 1475 Dunwoody Drive, West Chester, PA 19380.

The ING Variable Insurance Trust (formerly the ING Variable Insurance Trust) is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Golden American and other insurance companies, both affiliated and unaffiliated with Golden American. The address of ING Variable Insurance Trust is 40 North Central Avenue, Suite 1200, Phoenix, AZ 85004.

The Prudential Series Fund, Inc. is also a mutual fund whose shares are available to separate accounts funding variable annuity and variable life insurance polices offered by The Prudential Insurance Company of America, its affiliated insurers and other life insurance companies not affiliated with Prudential, including Golden American. The address of the Prudential Series Fund is 751 Broad Street, Newark, NJ 07102.

ING Partners, Inc. is a mutual fund whose shares are offered only to insurance companies to fund benefits under their variable annuity and variable life insurance contracts. The address of Portfolio Partners, Inc. is 151 Farmington Avenue, Hartford, Connecticut 06156-8962.

The ING Variable Products Trust is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Golden American and other insurance companies, both affiliated and unaffiliated with Golden American. The address of ING Variable Products Trust is 40 North Central Avenue, Suite 1200, Phoenix, AZ 85004.

ING Variable Product Portfolios is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Golden American and other insurance companies, both affiliated and unaffiliated with Golden American. The address of ING Variable Product Portfolios is 40 North Central Avenue, Suite 1200, Phoenix, AZ 85004.

The ProFunds is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Golden American and other insurance companies, both affiliated and unaffiliated with Golden American. The address of ProFunds is 3435 Stelzer Road, Suite 1000, PO Box 182100, Columbus, OH 43218-2000.

The AIM Variable Insurance Funds is also a mutual fund whose shares are available to separate accounts of life insurance companies, including Golden American. The address of AIM Variable Insurance Funds is 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173.

The Pioneer Variable Contracts Trust is also a mutual fund whose shares are available to separate accounts of life insurance companies, including Golden American. The address of Pioneer Variable Contracts Trust is 60 State Street, Boston, MA 02109.

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INVESCO Variable Investment Funds, Inc. is also a mutual fund whose shares are available to separate accounts of life insurance companies, including Golden American. The address of the INVESCO Variable Investment Funds, Inc. is 7800 East Union Avenue, Denver, CO 80237.

Fidelity Variable Insurance Products Fund is also a mutual fund which offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II is located at 82 Devonshire Street, Boston, MA 02109.

YOU WILL FIND MORE DETAILED INFORMATION ABOUT THE TRUSTS AND FUNDS IN APPENDIX B -- THE INVESTMENT PORTFOLIOS.

In the event that, due to differences in tax treatment or other considerations, the interests of the contract owners participating in the Trusts or Funds conflict, we, the Board of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating on the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.

ING GET U.S. CORE PORTFOLIO
     (FORMERLY KNOWN AS ING GET FUND)

An ING GET U.S. Core Portfolio ("GET Fund") series may be available during the accumulation phase of the Contract. We make a guarantee, as described below, when you allocate money into a GET Fund series. Each GET Fund series has an offering period of three months which precedes the guarantee period. The GET Fund investment option may not be available under your Contract or in your state.

Various series of the GET Fund may be offered from time to time, and additional charges will apply if you elect to invest in one of these series. Please see Appendix C for a projected schedule of GET Fund Series Offerings. The Company makes a guarantee when you direct money into a GET Fund series. We guarantee that the value of an accumulation unit of the GET Fund subaccount for that series under the Contract on the maturity date will not be less than its value as determined after the close of business on the last day of the offering period for that GET Fund series. If the value on the maturity date is lower than it was on the last day of the offering period, we will add funds to the GET Fund subaccount for that series to make up the difference. This means that if you remain invested in the GET Fund series until the maturity date, at the maturity date, you will receive no less than the value of your separate account investment directed to the GET Fund series as of the last day of the offering period, less charges not reflected in the accumulation unit value, including any charges deducted for the earnings multiplier benefit rider, and any amounts you transfer or withdraw from the GET Fund subaccount for that series. The value of dividends and distributions made by the GET Fund series throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET Fund investment on the maturity date is no less than its value as of the last day of the offering period. If you withdraw or transfer funds from a GET Fund series prior to the maturity date, we will process the transactions at the actual unit value next determined after we receive your request. The GET Fund subaccount is not available for dollar cost averaging or automatic rebalancing.

Before the maturity date, we will send a notice to each contract owner who has allocated amounts to the GET Fund series. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET Fund series amounts. If you do not make a choice, on the maturity date we will transfer your GET Fund series amounts to another available series of the GET Fund that is then accepting deposits. If no GET Fund series is then available, we will transfer your GET Fund series amounts to the fund or funds that we designate. Please see the ING GET U.S. Core Portfolio prospectus for a complete description of the GET Fund investment option, including charges and expenses.

RESTRICTED FUNDS

We may, with 30 days notice to you, designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may also change the limitations on

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existing contracts with respect to new premiums added to investment portfolios and with respect to new transfers to investment portfolios. We may establish any limitations, at our discretion, as a percentage of premium or contract value, or as a specified dollar amount, and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. If we designate an investment option as a Restricted Fund or set applicable limitations, such change will apply only to transactions made after the designation.

We limit your investment in the Restricted Funds on an aggregate basis for all Restricted Funds and for each individual Restricted Fund. Currently, we limit an investment in Restricted Funds to the following limitations: no more than $999,999,999, and no more than 30 percent of contract value. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Funds has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Funds. However, if the contract value in the Restricted Funds exceed the aggregate limit, if you take a withdrawal, it must come from either the Restricted Funds or pro rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will not permit a transfer to the Restricted Funds if it would increase the contract value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted Funds. If the multiple reallocations lower the percentage of total contract value in Restricted Funds, we will permit the reallocation even if the percentage of contract value in a Restricted Fund is greater than its limit. Please see "Withdrawals" and "Transfers Among Your Investments" in this prospectus for more information on the effect of Restricted Funds.

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COVERED FUNDS, SPECIAL FUNDS AND EXCLUDED FUNDS
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For purposes of determining death benefits and benefits under the optional benefit riders (but not the earnings multiplier benefit rider), we assign the investment options to one of three categories of funds. The categories are:

     1)   Covered Funds;

     2)   Special Funds; and

     3)   Excluded Funds.

Allocations to Covered Funds participate fully in all guaranteed benefits. Allocations to Special Funds could affect the death benefit and/or optional benefit rider guarantee that may otherwise be provided. Allocations to Excluded Funds do not participate in any guaranteed benefits, due to their potential for volatility. No investment options are currently designated as Excluded Funds.

Designation of investment options under these categories may vary by benefit. For example, we may designate an investment option a Special Fund for purposes of calculating a benefit under an optional benefit rider, but not a death benefit, or for calculating one death benefit and not another. We may, with 30 days notice to you, designate any investment option as a Special or Excluded Fund with respect to new premiums added to such investment option and also with respect to new transfers to such investment option.

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CHARGES AND FEES
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We deduct the Contract charges described below to compensate us for our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a Contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. If there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

CHARGE DEDUCTION SUBACCOUNT

You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Assets subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, we will deduct the charges as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

CHARGES DEDUCTED FROM THE CONTRACT VALUE

We deduct the following charges from your contract value:

     SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 8-year period from the date we receive and accept a premium payment. We base the surrender charge on a percentage of each premium payment withdrawn. The surrender charge is based on the amount requested for withdrawal. The surrender charge is deducted from the contract value remaining after you have received the amount requested for withdrawal. This charge is intended to cover sales expenses that we have incurred. We may reduce or waive the surrender charge in certain situations. We will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

     COMPLETE YEARS ELAPSED   0     1     2     3     4     5     6     7     8+
          SINCE PREMIUM PAYMENT
     SURRENDER CHARGE         8%    7%    6%    5%    4%    3%    2%    1%    0%

     WAIVER OF SURRENDER CHARGE FOR EXTENDED MEDICAL CARE. We will waive the surrender charge in most states in the following events: (i) you begin receiving qualified extended medical care on or after the first contract anniversary for at least 45 days during a 60-day period and we receive your request for the surrender or withdrawal, together with all required documentation at our Customer Service Center during the term of your care or within 90 days after the last day of your care; or (ii) you are first diagnosed by a qualified medical professional, on or after the first contract anniversary, as having a qualifying terminal illness. We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness. See your Contract for more information. The waiver of surrender charge may not be available in all states.

     FREE WITHDRAWAL AMOUNT. The Free Withdrawal Amount is the total of (i) your cumulative earnings (which is your contract value less premium payments received and prior withdrawals), and (ii) 10% of premium payments not previously withdrawn received within 8 years prior to the date of the withdrawal.

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     SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the Internal Revenue Code (the "Code"). We consider a withdrawal to be an excess withdrawal when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. When you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested. ANY WITHDRAWAL FROM A FIXED INTEREST ALLOCATION MORE THAN 30 DAYS BEFORE ITS MATURITY DATE WILL TRIGGER A MARKET VALUE ADJUSTMENT. See Appendix C and the Fixed Account II prospectus for more information.

For the purpose of calculating the surrender charge for an excess withdrawal:
(i) we treat premiums as being withdrawn on a first-in, first-out basis; and
(ii) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix E. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

     PREMIUM TAXES. We may charge for state and local premium taxes depending on your state of residence. These taxes can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal or on the annuity start date.

     ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each Contract anniversary. If you surrender your Contract prior to a Contract anniversary, we deduct an administrative charge when we determine the cash surrender value payable to you. The charge is $30 per Contract. We waive this charge if your contract value is $100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more or under other conditions established by Golden American. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

     TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. The charge will not apply to any transfers due to the election of dollar cost averaging or automatic rebalancing.

CHARGES DEDUCTED FROM THE SUBACCOUNTS

     MORTALITY AND EXPENSE RISK CHARGE. The amount of the mortality and expense risk charge depends on the death benefit you have elected and on the category of contract owner to which you belong. We deduct the charge each business day based on the assets you have in each subaccount. If there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of contracts.

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                               ANNUAL RATCHET            7% SOLUTION                MAX 7
         STANDARD                 ENHANCED                 ENHANCED                ENHANCED
      DEATH BENEFIT             DEATH BENEFIT           DEATH BENEFIT           DEATH BENEFIT
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                 Annual                  Annual                   Annual                  Annual
                 Charge                  Charge                   Charge                  Charge
                Expressed               Expressed                Expressed               Expressed
    Annual      as Daily     Annual     as Daily      Annual     as Daily     Annual     as Daily
    Charge        Rate       Charge       Rate        Charge       Rate       Charge       Rate
1.25%          0.003446%     1.50%      0.004141%     1.60%     0.004419%     1.70%     0.004697%
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     ASSET-BASED ADMINISTRATIVE CHARGE. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. We deduct the charge from your assets in each subaccount on each business day at the rate of 0.000411% for each day since the previous business day.

     EARNINGS MULTIPLIER BENEFIT CHARGE. Subject to state availability, you may purchase the earnings multiplier benefit rider for a non-qualified Contract either at issue or on the next contract anniversary following the introduction of the benefit in your state, if later. So long as the rider is in effect, we will deduct a separate quarterly charge for the rider through a pro rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccounts, we will deduct the charges from your Fixed Interest Allocations starting with the allocation nearest its maturity date. If that is insufficient, we will deduct the charge from the allocation next nearest its maturity date, and so on. We deduct the rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current contract value immediately prior to the surrender or annuitization. The quarterly charge for the earnings multiplier benefit rider is 0.075% (0.30% annually). For a description of the rider, see "Earnings Multiplier Benefit Rider."

     OPTIONAL RIDER CHARGES. In addition to the earnings multiplier benefit rider, subject to state availability, you may purchase one of three optional benefit riders that you may elect at issue. So long as the rider is in effect, we will deduct a separate quarterly charge for each optional benefit rider through a pro rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccount, we will deduct the charges from your Fixed Interest Allocations nearest their maturity date. We deduct each rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. For a description of the riders and the defined terms used in connection with the riders, see "The Annuity Contract -- Optional Riders."

     MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The quarterly charge for the MGAB rider is as follows:

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          Waiting Period      Quarterly Charge
          ----------------------------------------------------------------------
          10 Year             0.1625% of the MGAB Charge Base  (0.65% annually)
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          20 Year             0.1625% of the MGAB Charge Base  (0.65% annually)
          ----------------------------------------------------------------------

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     MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The quarterly charge for the MGIB rider is as follows:

          ----------------------------------------------------------------------
          MGIB Rate          Quarterly Charge
          ----------------------------------------------------------------------
          7%                 0.1875% of the MGIB Charge Base  (0.75% annually)
          ----------------------------------------------------------------------

     MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The quarterly charge for the MGWB rider is 0.1625% (0.65% annually) of the original MGWB Eligible Payment Amount. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and your original MGWB Eligible Payment Amount immediately prior to the surrender or annuitization.

Please see the appendix that is applicable to you for the optional rider charges under your Contract.

ING GET U.S. CORE PORTFOLIO GUARANTEE CHARGE. The GET Fund guarantee charge is deducted each business day during the guarantee period if you elect to invest in the GET Fund. The amount of the GET Fund guarantee charge is 0.50% and is deducted from amounts allocated to the GET Fund investment option. This charge compensates us for the cost of providing a guarantee of accumulation unit values of the GET Fund subaccount. See "The Trust and Funds- ING GET U.S. Core Portfolio".

TRUST AND FUND EXPENSES

Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, certain portfolios deduct a service fee, which is used to compensate service providers for administrative and contract holder services provided on behalf of the portfolios, and certain portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio. See "Fees and Expenses -- Trust or Fund Expenses."

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THE ANNUITY CONTRACT
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The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trusts and Funds through Separate Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account. See Appendix C and the Fixed Account II prospectus for more information on the Fixed Account.

CONTRACT DATE AND CONTRACT YEAR

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

CONTRACT OWNER

You are the contract owner. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the annuity start date, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the

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contract owner. In the case of a joint owner of the Contract dying before the annuity start date, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, we will treat this as a change of contract owner for determining the death benefit (likely a taxable event). If no beneficial owner of the trust has been designated, the availability of Enhanced Death Benefits will be based on the age of the annuitant at the time you purchase the Contract.

     CONTRACT OWNER CATEGORIES. There are four categories of contract owners covered by this prospectus. For ease of reference, they are called Yr-2001, May-2002, Yr-2003 and May-2003 contract owners. If you are a contract owner, the category of your Contract is indicated on your quarterly statements. If you are unsure which category applies to you, please call our Customer Service Center. The telephone number is (800) 366-0066.

The following is a general description of the categories:

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     YR-2001:     Contracts purchased on or after January 1, 2001, which offer five death benefit options, including the Annual Ratchet
                  Enhanced Death Benefit to age 90, offer an earnings multiplier benefit option and optional benefit riders and under which the determination of benefits when there are allocations to
                  Special Funds is based on the better of the original Yr-2001 benefit calculation and the Special Funds "floor" (as
                  available in the state of issue at the time of purchase).
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     MAY-2002:    Contracts purchased on or after May 1, 2002, which offer five death benefit options, including the Annual Ratchet Enhanced
                  Death Benefit to age 90, offer an earnings multiplier benefit option and optional benefit riders, and under which the determination of benefits when there are allocations to Special Funds is the same as the Special Funds "floor," but all withdrawals are pro rata (as available in the state of issue at the time of purchase).

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     YR-2003:     Contracts purchased on or after February 4, 2003 which have the same death benefits and living benefits as May-2002
                  Contracts, but have a different calculation of the Minimum
                  Guaranteed Income Benefit and higher charges for all three living benefit optional riders.
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     MAY-2003:    Contracts purchased on or after May 1, 2003 which are the same as Yr-2003, but do not offer the Deferred Ratchet Enhanced
                  Death Benefit.
     ---------------------------------------------------------------------------

A description of benefits and charges for Yr-2001, May- 2002 and Yr-2003 contract owners is included in the appendices to this prospectus, to the extent they differ from those described in this prospectus for May-2003 contract owners. PLEASE RETAIN THIS PROSPECTUS AND THE APPENDIX THAT IS APPLICABLE TO YOU SO YOU WILL HAVE IT FOR FUTURE REFERENCE.

     JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select the Standard Death Benefit option. The earnings multiplier benefit rider is not available when there are joint owners.

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Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See "Change of Contract Owner or Beneficiary" below. If you have elected an Enhanced Death Benefit, and you add a joint owner, the Enhanced Death Benefit from the date of change will end. If the older joint owner is attained age 85 or under, the Standard Death Benefit will apply. If the older joint owner is attained age 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. If you elected the earnings multiplier benefit rider, it will terminate if you add a joint owner. Note that returning a Contract to single owner status will not restore any Enhanced Death Benefit or the earnings multiplier benefit. Unless otherwise specified, the term "age" when used for joint owners shall mean the age of the oldest owner.

ANNUITY START DATE

The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

ANNUITANT

The annuitant is the person designated by you to be the measuring life in determining annuity payments. You are the annuitant unless you name another annuitant in the application. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. You may not change the annuitant after the Contract is in effect.

If the contract owner is an individual, and the annuitant dies before the annuity start date and you have named a contingent annuitant, the contingent annuitant becomes the annuitant. If the annuitant dies before the annuity start date and there is no contingent annuitant, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

If the contract owner is not an individual, and the annuitant dies before the annuity start date, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax adviser for more information if you are not an individual.

BENEFICIARY

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, we pay the death benefit proceeds to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries.

     CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the contract, the

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amount of the earnings multiplier benefit, if applicable, and the continuation of any other optional rider that you have elected. The new owner's age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges. The new owner's death will determine when a death benefit is payable.

If you have elected the Standard Death Benefit option, the minimum guaranteed death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For the Enhanced Death Benefit options, if the new owner is age 79 or under on the date that ownership changes, the minimum guaranteed death benefit will continue. If the new owner is age 80 to 85, the Enhanced Death Benefit will end, and the death benefit will become the Standard Death Benefit. For all death benefit options, 1) if the new owner's attained age is 86 or over on the date of the ownership change, or 2) if the new owner is not an individual (other than a trust for the benefit of the owner or annuitant), the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore any Enhanced Death Benefits.

If you have elected the earnings multiplier benefit rider, and the new owner is under age 76, the rider will continue. The benefit will be adjusted to reflect the attained age of the new owner as the issue age. We will use the Maximum Base and Benefit Base percentages in effect on the original rider date to calculate the benefit. If the new owner is age 76 or over, the rider will terminate. If you have not elected the earnings multiplier benefit rider, the new owner may not add the rider upon the change of ownership. If you have elected another optional rider, the rider will terminate upon a change of ownership.

A change of owner likely has tax consequences. See "Federal Tax Considerations" in this prospectus.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. You may also restrict a beneficiary's right to elect an annuity option or receive a lump sum payment. If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to our Customer Service Center. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

PURCHASE AND AVAILABILITY OF THE CONTRACT

We will issue a Contract only if both the annuitant and the contract owner are age 85 or younger.

The initial premium payment must be $5,000 or more ($1,500 for qualified Contracts). You may make additional payments of $100 or more ($50 for qualified Contracts) at any time after the free look period before you turn age 85. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. An initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval. The Contract may not be available to all ages through all broker-dealers.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. YOU SHOULD NOT BUY THIS CONTRACT: (I) IF YOU ARE LOOKING FOR A SHORT-TERM INVESTMENT; (II) IF YOU CANNOT RISK GETTING BACK LESS MONEY THAN YOU PUT IN; OR (III) IF YOUR ASSETS ARE IN A PLAN WHICH PROVIDES FOR TAX-DEFERRAL AND YOU SEE NO OTHER REASON TO PURCHASE THIS CONTRACT.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See "Fees and Expenses" in this prospectus. IF YOU ARE CONSIDERING AN ENHANCED DEATH BENEFIT OPTION AND/OR THE EARNINGS MULTIPLIER BENEFIT

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RIDER AND YOUR CONTRACT WILL BE AN IRA, SEE "TAXATION OF QUALIFIED CONTRACTS -- INDIVIDUAL RETIREMENT ANNUITIES" AND "TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT" IN THIS PROSPECTUS.

We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs. If you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

CREDITING OF PREMIUM PAYMENTS

We will process your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate Account B, we will credit the payment at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account B specified by you within 2 business days.

We will ask about any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate Account B at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer.

     1) If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid.

     2) If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with an Application Acknowledgement Statement for your execution. Until our Customer Service Center receives

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          the executed Application Acknowledgement Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the Fixed Account be allocated to a subaccount specially designated by the Company (currently, the Liquid Assets subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

ADMINISTRATIVE PROCEDURES

We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements.

CONTRACT VALUE

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (i) the contract value in the Fixed Interest Allocations, and (ii) the contract value in each subaccount in which you are invested.

     CONTRACT VALUE IN FIXED INTEREST ALLOCATIONS. The contract value in your Fixed Interest Allocation is the sum of premium payments allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such withdrawal), contract fees (including, in some cases, fees for optional benefit riders) and premium taxes.

     CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Assets subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

     1) We take the contract value in the subaccount at the end of the preceding business day.

     2) We multiply (1) by the subaccount's Net Rate of Return since the preceding business day.

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     3)   We add (1) and (2).

     4) We add to (3) any additional premium payments, and then add or subtract any transfers to or from that subaccount.

     5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees and premium taxes.

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. See the Golden American Fixed Account II prospectus for a description of the calculation of cash surrender value under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), any optional benefit rider charge, and any other charges incurred but not yet deducted.

     SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE. You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender is effective on the date we receive your written request and the Contract at our Customer Service Center. After we receive all paperwork required for us to process your surrender, we will determine and pay the cash surrender value at the price next determined. Once paid, all benefits under the Contract will terminate. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Assets subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES
We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs, or if you have other outstanding instructions and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces. We will provide you with written notice before we make these changes.

We reserve the right to: (i) deregister Separate Account B under the 1940 Act;
(ii) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account B; and (v) combine Separate Account B with other accounts.

We will provide you with written notice before we make any of these changes.

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THE FIXED ACCOUNT

The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See Appendix C and the Fixed Account II prospectus for more information.

OPTIONAL RIDERS

Subject to state availability, you may elect one of the three optional benefit riders discussed below. YOU MAY ADD ONLY ONE OF THESE THREE RIDERS TO YOUR CONTRACT. EACH RIDER HAS A SEPARATE CHARGE. Once elected, the riders generally may not be cancelled. You may not remove the rider and charges will be assessed regardless of the performance of your Contract. Please see "Charges and Fees -- Optional Rider Charges" for information on rider charges.

The following describes the optional riders for Contracts in the Yr-2003 or May-2003 category. A description of the calculation of the optional rider benefits for all other contract owners is included in the appendices to this prospectus, to the extent they differ from those described in the prospectus for Yr-2003 or May-2003 contract owners. Please retain this prospectus and the appendix that is applicable to you so you will have it for future reference.

THE OPTIONAL RIDERS MAY NOT BE AVAILABLE FOR ALL INVESTORS. YOU SHOULD ANALYZE EACH RIDER THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE YOU SELECT ONE. THE OPTIONAL RIDERS DO NOT GUARANTEE ANY RETURN OF PRINCIPAL OR PREMIUM PAYMENTS AND DO NOT GUARANTEE PERFORMANCE OF ANY SPECIFIC INVESTMENT PORTFOLIO UNDER THE CONTRACT. YOU SHOULD CONSULT A QUALIFIED FINANCIAL ADVISER IN EVALUATING THE RIDERS.

THE OPTIONAL RIDERS MAY NOT BE APPROVED IN ALL STATES. CHECK WITH OUR CUSTOMER SERVICE CENTER FOR AVAILABILITY IN YOUR STATE. THE TELEPHONE NUMBER IS (800) 366-0066.

RIDER DATE. The rider date is the date an optional benefit rider becomes effective. The rider date is also the contract date if you purchase the rider when the Contract is issued.

NO CANCELLATION. Once you purchase a rider, you may not cancel it unless you cancel the Contract during the Contract's free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel any rider. Once the Contract continues beyond the free look period, you may not cancel the rider, except for a one-time right to cancel the twenty-year option of the Minimum Guaranteed Accumulation Benefit rider under specified conditions. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

TERMINATION. The optional riders are "living benefits," which means the guaranteed benefits offered by the riders are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional riders automatically terminate if you:

     o annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or

     o die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The optional riders will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances which may cause a particular optional rider to terminate automatically are discussed below with each rider.

MINIMUM GUARANTEED ACCUMULATION BENEFIT RIDER (MGAB). The MGAB rider is an optional benefit which provides you with an MGAB intended to guarantee a minimum contract value at the end of a specified waiting period. Only premiums added to your Contract during the first two-year period after your rider date are included in the MGAB Base. Any additional premium payments added after the second rider anniversary are not included in the MGAB Base. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary

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The MGAB is a one-time adjustment to your contract value if your contract value on the MGAB Date is less than the MGAB Base. The MGAB Date is the next business day after the applicable waiting period. We calculate your Minimum Guaranteed Accumulation Benefit on this date. The MGAB rider may offer you protection if your Contract loses value during the MGAB waiting period. For a discussion of the charges we deduct under the MGAB rider, see "Optional Rider Charges."

The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. The ten-year option has a waiting period of ten years and, other than for allocations to Excluded Funds and certain transfers, guarantees that your contract value at the end of ten years will at least equal your initial premium payment, reduced pro rata for withdrawals. Transfers made within 3 years prior to the MGAB Date will also reduce the MGAB Base pro rata. The twenty-year option has a waiting period of twenty years and, other than allocations to Special Funds or Excluded Funds, guarantees that your contract value at the end of twenty years will at least equal two times your initial premium payment, reduced pro rata for withdrawals and reduced for transfers made within 3 years prior to the MGAB Date. If you add the 20 year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special or Excluded Funds, may prevent the MGAB Base from doubling over the waiting period.

     CALCULATING THE MGAB. We calculate your MGAB as follows:

     1) WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

     The MGAB Base is tracked separately for Covered, Special and Excluded Funds, based on the initial allocation of premium (or contract value), subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The aggregate MGAB Base is used to determine the MGAB on the MGAB Date. The aggregate MGAB Base equals the sum of:

     a)   the MGAB Base allocated to Covered Funds;

     b)   the MGAB Base allocated to Special Funds; and

     c) the LESSER OF the contract value allocated to Excluded Funds or MGAB Base allocated to Excluded Funds.

     No investment options are currently designated as Special Funds for the ten-year MGAB. For contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds for the twenty-year
     MGAB: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; the ING VP Bond Portfolio; the ING Core Bond Portfolio; the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account. For contracts issued prior to May 1, 2003, the ING VP Bond Portfolio and the ING Core Bond Portfolio are not designated as Special Funds. No investment options are currently designated as Excluded Funds.

     The MGAB Base for both the Covered Funds and the Excluded Funds equals the allocated eligible premiums, adjusted for subsequent withdrawals and transfers, accumulated until the MGAB Date at 0% for the ten-year MGAB and 3.5265% for the twenty-year MGAB.

     The MGAB Base for Special Funds equals the allocated eligible premiums, adjusted for subsequent withdrawals and transfers. There is no accumulation of MGAB Base for Special Funds for either the ten-year or twenty-year MGAB.

     If you purchased the MGAB optional benefit rider after the contract date, your MGAB Base equals your allocated contract value, plus premiums added during the two-year period after your rider date, accumulated at the appropriate MGAB rate described above, and adjusted for withdrawals and transfers.

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     We use the MGAB Charge Base to determine the periodic MGAB rider charges. The MGAB Charge Base equals the eligible premiums, adjusted for subsequent withdrawals and transfers, as allocated by fund category. The MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, and separate rates may apply to each. Currently, the same deduction method and rate apply to all categories.

     Withdrawals reduce the MGAB Base and MGAB Charge Base on a pro rata basis. The percentage reduction in the MGAB Base and MGAB Charge Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal.

     Net Transfers from Covered Funds or Special Funds to Excluded Funds reduce the MGAB Base and MGAB Charge Base allocated to Covered Funds or Special Funds on a pro rata basis. Any resulting increase in MGAB Base and MGAB Charge Base allocated to Excluded Funds will equal the reduction in the MGAB Base and MGAB Charge Base allocated to Covered Funds or Special Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Date.

     Net Transfers from Excluded Funds to other funds reduce the MGAB Base and MGAB Charge Base allocated to Excluded Funds on a pro rata basis. The resulting increase in MGAB Base and MGAB Charge Base allocated to other funds will equal the LESSER OF the contract value transferred and the change in the MGAB Base and MGAB Charge Base allocated to Excluded Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Date.

     Any transfer within 3 years of the MGAB Date (regardless of the funds involved) reduces the MGAB Base and MGAB Charge Base for Covered, Special or Excluded Funds, as applicable, on a pro rata basis, based on the percentage of contract value transferred, without any corresponding increase.

     2) WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB DATE FROM YOUR AGGREGATE MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

     3) ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it on the MGAB Date to the subaccounts in which you are invested pro rata based on the proportion of your contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Date, we will allocate the MGAB to the Liquid Assets subaccount on your behalf. After we credit the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

     PURCHASE. To purchase the MGAB rider, you must be age 80 or younger on the rider date if you choose the ten-year option and age 65 or younger on the rider date if you choose the twenty-year option. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

     THE MGAB DATE. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Date is your 10th contract anniversary for the ten-year option or 20th contract anniversary for the twenty-year option. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Date will be the first contract anniversary occurring after 10 years (for the ten-year option) or 20 years (for the twenty-year option) after the rider date. The MGAB rider is not available if the MGAB Date would fall beyond the latest annuity start date.

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     CANCELLATION. If you elected the twenty-year option, you have a one-time right to cancel the MGAB rider on your first contract anniversary that is at least 10 years after the rider date. If you purchased the MGAB rider during the 30-day period following the contract date, your one-time right to cancel the rider occurs on the tenth anniversary of your contract date. To cancel, you need to send written notice to our Customer Service Center at least 30 days before such anniversary date. If you terminate the MGAB rider before the MGAB Date, we will not credit you with the MGAB and we will assess the pro rata portion of the MGAB rider charge for the current quarter.

     NOTIFICATION. We will report any crediting of the MGAB in your first quarterly statement following the MGAB Date.

MINIMUM GUARANTEED INCOME BENEFIT RIDER (MGIB). The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds or Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB. For contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds for purposes of calculating the MGIB: the ING Liquid Assets Portfolio, the ING Limited Maturity Bond Portfolio, the ING VP Bond Portfolio, the ING Core Bond Portfolio, the Fixed Account, the Fixed Interest Division and the TSA Special Fixed Account. For contracts issued prior to May 1, 2003, the ING VP Bond Portfolio and the ING Core Bond Portfolio are not designated as Special Funds.

The MGIB Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rate is an annual effective rate.

For a discussion of the charges we deduct under the MGIB rider, see "Charges and Fees -- Optional Rider Charges."

Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Date is the greatest of:

     1) your annuity income based on your contract value adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) on the MGIB Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

     2) your annuity income based on your contract value adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) on the MGIB Date applied to the then-current income factors in effect for the annuity option you selected; or

     3) the MGIB annuity income based on your MGIB Base on the MGIB Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Base for any premium tax recovery and Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) that would otherwise apply at annuitization.

The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

The MGIB Benefit Base is only a calculation used to determine the MGIB annuity income. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Benefit Base or Maximum MGIB Base.

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The MGIB Benefit Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value) and credits, and subsequently allocated eligible premiums and any credits we add, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Date.

     DETERMINING THE MGIB CHARGE BASE: The MGIB Charge Base is the greater of the MGIB Rollup Base and the MGIB Ratchet Base.

     (i) The MGIB Rollup Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

          (a)  is the MGIB Rollup Base for Covered Funds;

          (b)  is the MGIB Rollup Base for Special Funds;

          (c)  is the MGIB Rollup Base for Excluded Funds; and

     (ii) The MGIB Ratchet Base is equal to the sum of (a) and (b) where:

          (a)  is the MGIB Ratchet Base for Covered and Special Funds; and

          (b)  is the MGIB Ratchet Base for Excluded Funds.

     DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Date, we calculate your MGIB annuity income as follows:

     1) WE FIRST DETERMINE YOUR MGIB BENEFIT BASE: The MGIB Benefit Base is equal to the greater of the MGIB Rollup Benefit Base and the MGIB Ratchet Benefit Base.

          (i) The MGIB Rollup Benefit Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

               (a)  is the MGIB Rollup Base for Covered Funds;

               (b)  is the MGIB Rollup Base for Special Funds;

               (c)  is the contract value allocated to Excluded Funds; and

          (ii) The MGIB Ratchet Benefit Base is equal to the sum of (a) and (b) where:

               (a)  is the MGIB Ratchet Base for Covered and Special Funds; and

               (b)  is the contract value allocated to Excluded Funds.

          The Maximum MGIB Base is 300% of eligible premiums and credits adjusted pro-rata for withdrawals. The Maximum MGIB Base is not allocated by Fund category and credits.

          A)   CALCULATION OF MGIB ROLLUP BENEFIT BASE

               THE MGIB ROLLUP BASE ALLOCATED TO COVERED FUNDS equals the eligible premiums and credits allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rollup Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Benefit Base reaching the Maximum MGIB Base, and at 0% thereafter.

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               THE MGIB ROLLUP BASE ALLOCATED TO SPECIAL FUNDS equals the eligible premiums and credits allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. THERE IS NO ACCUMULATION OF MGIB ROLLUP BASE ALLOCATED TO SPECIAL FUNDS. THE MGIB ROLLUP BASE ALLOCATED TO EXCLUDED FUNDS equals the eligible premiums and credits allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Benefit Base reaching the Maximum MGIB Base, and at 0% thereafter. THE MGIB ROLLUP BASE ALLOCATED TO EXCLUDED FUNDS IS USED ONLY FOR TRANSFER ADJUSTMENTS AND RIDER CHARGES. IT IS NOT USED TO DETERMINE BENEFITS.

               Eligible premiums and credits are those added more than 5 years before the earliest MGIB Benefit Date. Premiums paid and credits after that are excluded from the MGIB Rollup Base. The MGIB Rollup Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rollup Rate is an annual effective rate.

               Withdrawals reduce the MGIB Rollup Base on a pro-rata basis. The percentage reduction in the MGIB Rollup Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the MGIB Rollup Base in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the MGIB Rollup Base in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal.

               Net transfers from Covered Funds will reduce the MGIB Rollup Base allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Covered Funds. Net transfers from Special Funds will reduce the MGIB Rollup Base allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Special Funds. Net transfers from Excluded Funds will reduce the MGIB Rollup Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Special Funds, as applicable, will equal the lesser of the net contract value transferred and the change in the MGIB Rollup Base allocated to Excluded Funds.

          B)   CALCULATION OF MGIB RATCHET BENEFIT BASE

               The MGIB RATCHET BASE FOR COVERED FUNDS AND SPECIAL FUNDS equals:

               o on the rider date, eligible premiums plus credits, or the contract value, if applicable, allocated to Covered Funds and Special Funds;

               o on each "quarterly anniversary date" prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds and Special Funds is set equal to the greater of :

                    1) the current contract value allocated to Covered Funds and Special Funds (after any deductions occurring on that date); and

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                    2) the MGIB Ratchet Base for Covered Funds and Special Funds from the most recent prior quarterly anniversary date, adjusted for any new eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

               o at other times, the MGIB Ratchet Base for Covered Funds and Special Funds is the MGIB Ratchet Base from the prior quarterly anniversary date, adjusted for subsequent eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

               The MGIB RATCHET BASE FOR EXCLUDED FUNDS is calculated the same as for Covered Funds and Special Funds, but for premiums, credits, allocations, withdrawals or transfers attributable to Excluded Funds.

               Effect of Transfers on MGIB Ratchet Base:

               Net transfers from Covered or Special Funds to Excluded Funds will reduce the MGIB Ratchet Base allocated to Covered and Special Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Excluded Funds will equal the reduction in the MGIB Ratchet Base allocated to Covered and Special Funds.

               Net transfers from Excluded Funds to Covered or Special Funds will reduce the MGIB Ratchet Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Covered and Special Funds will equal the lesser of the net contract value transferred and the change in the MGIB Ratchet Base allocated to Excluded Funds.

               A "quarterly anniversary date" is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May 12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of such month. If the quarterly anniversary date falls on a weekend or holiday, we will use the value as of the subsequent business day.

          2) THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT, SURRENDER CHARGE AND PREMIUM TAXES) BY THE INCOME FACTOR, AND THEN DIVIDE BY $1,000.

MGIB INCOME OPTIONS

The following are the MGIB Income Options available under the MGIB Rider:

     a) Income for Life (Single Life or Joint with 100% Survivor) and 10-20 year certain;

     b)   Income for a 20-30 year period certain;

     c) Any other income plan offered by the Company in conjunction with the MGIB rider on the MGIB Benefit Date.

You may elect to have payments under MGIB Income Options (a) and (b) increase annually at 1%, 2% or 3%.

Once during the life of the Contract, you have the option to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB Income Options available under the Rider. This option may only be exercised on a contract anniversary at or after the end of the waiting period. The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus. The Contract Value will be reduced on a pro rata basis. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and rider values.

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PLEASE NOTE THAT IF YOU ELECT PARTIAL ANNUITIZATION, INCOME PAYMENTS RECEIVED WILL BE TAXED AS WITHDRAWALS. PLEASE CONSULT YOUR TAX ADVISER BEFORE MAKING THIS ELECTION, AS THE TAXATION OF PARTIAL ANNUITIZATION IS UNCERTAIN.

     PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before you can annuitize under the MGIB rider. This could reduce the MGIB.

     THE MGIB DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

     NO CHANGE OF ANNUITANT. Once you purchase the MGIB rider, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

     NOTIFICATION. On or about 30 days prior to the MGIB Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise it. We will determine the actual amount of the MGIB annuity benefit as of the MGIB Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN A MORE FAVORABLE STREAM OF INCOME PAYMENTS, AND DIFFERENT TAX CONSEQUENCES, UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT RIDER (MGWB). The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero you will receive periodic payments equal to all premium payments paid during the first two contract years (Eligible Payment Amount) adjusted for any prior withdrawals. To maintain this guarantee, withdrawals in any contract year may not exceed 7% of your adjusted Eligible Payment Amount. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. For a discussion of the charges we deduct under the MGWB rider, see "Charges and Fees -- Optional Rider Charges." Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal Tax Considerations" for more information. Your original Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

     1) your premium payments received during the first two contract years, if you purchased the MGWB rider on the contract date;

     2) otherwise, your contract value on the rider date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the rider date.

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     THE MGWB WITHDRAWAL ACCOUNT. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments under the MGWB rider. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount, tracked separately for Covered and Excluded Funds, adjusted for any withdrawals and transfers between Covered and Excluded Funds. THE MGWB WITHDRAWAL ACCOUNT EQUALS THE SUM OF (A) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO COVERED FUNDS, AND (B) THE LESSER OF (I) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO EXCLUDED FUNDS AND
(II) THE CONTRACT VALUE IN EXCLUDED FUNDS. THUS, INVESTING IN THE EXCLUDED FUNDS MAY LIMIT THE MGWB WITHDRAWAL ACCOUNT.

No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.

Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal for Covered Funds and pro rata for Excluded Funds, based on the source of the withdrawal. Any withdrawals greater than the 7% per year of the Eligible Payment Amount will cause a reduction in the MGWB Withdrawal Account of the Covered and Excluded Funds, by the proportion that the withdrawal bears to the contract value in Covered and Excluded Funds, respectively, at the time of the withdrawal. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds. Any withdrawals greater than 7% per year of the Eligible Payment Amount will also cause a reduction in the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds or the net contract value transferred.

GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

     1)   your contract value is greater than zero;

     2)   your MGWB Withdrawal Account is greater than zero;

     3)   you have not reached your latest allowable annuity start date;

     4)   you have not elected to annuitize your Contract; and

     5) you have not died (unless your spouse has elected to continue the contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

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     AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

     1)   your MGWB Withdrawal Account is greater than zero;

     2)   you have not reached your latest allowable annuity start date;

     3)   you have not elected to annuitize your Contract; and

     4) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount, until the earliest of (i) your contract's latest annuity start date, (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, (ii) payment of the Commuted Value (defined below) or (iii) the owner's death.

On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

     DEATH BENEFIT DURING AUTOMATIC PERIODIC BENEFIT STATUS. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

     PURCHASE. To purchase the MGWB rider, you must be age 80 or younger on the rider date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

OTHER CONTRACTS

We offer other variable annuity contracts that also invest in the same portfolios of the Trusts. These contracts have different charges that could affect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

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WITHDRAWALS
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Except under certain qualified contracts, you may withdraw all or part of your money any time during the accumulation phase and before the death of the contract owner. If you request a withdrawal for more than 90% of the cash surrender value, and the remaining cash surrender value after the withdrawal is less than $2,500, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount is the total of (i) your cumulative earnings (which is your contract value less

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premium payments received and prior withdrawals), and (ii) 10% of premium payments not previously withdrawn received within 8 years prior to the date of the withdrawal.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which to withdraw amounts, otherwise we will make the withdrawal on a pro rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

If the aggregate percentage cap on allocations to the Restricted Funds has been exceeded, any subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. If a requested withdrawal would cause the percentage cap to be exceeded, the amount of the withdrawal in excess of the cap would be taken pro rata from all variable subaccounts.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Assets subaccount) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive.

Please be aware that the benefit we pay under certain optional benefit riders will be reduced by any withdrawals you take while the optional benefit rider is in effect. See "Optional Riders."

We offer the following three withdrawal options:

REGULAR WITHDRAWALS

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal you take from a Fixed Interest Allocation more than 30 days before its maturity date. See Appendix C and the Fixed Account II prospectus for more information on the application of Market Value Adjustment.

SYSTEMATIC WITHDRAWALS

You may choose to receive automatic systematic withdrawal payments (i) from the contract value in the subaccounts in which you are invested, or (ii) from the interest earned in your Fixed Interest Allocations. You may not elect the systematic withdrawal option if you are taking IRA withdrawals. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non pro rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals on a pro rata basis from all subaccounts in which contract value is invested. You decide when you would like systematic payments to start as long as it is at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the 28th day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (i) a fixed dollar amount or (ii) an amount based on a percentage of the

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premiums not previously withdrawn from the subaccounts in which you are invested. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

          ------------------------------------------------
                                       MAXIMUM PERCENTAGE
           FREQUENCY                   OF CONTRACT VALUE
          ------------------------------------------------
           Monthly                           0.833%
           Quarterly                         2.50%
           Annually                         10.00%
          ------------------------------------------------

If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your premium payments not previously withdrawn on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature discussed below which you may add to your regular fixed dollar systematic withdrawal program.

If your systematic withdrawal is based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested, and the amount to be withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

We limit systematic withdrawals from Fixed Interest Allocations to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary's lifetime ("stretch"). Stretch payments will be subject to the same limitations as systematic withdrawals, and non-qualified stretch payments will be reported on the same basis as other systematic withdrawals.

     FIXED DOLLAR SYSTEMATIC WITHDRAWAL FEATURE. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to an annual maximum of 10% of your premium payments not previously withdrawn as determined on the day we receive your election of this feature. We will not recalculate the maximum limit when you make

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additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your contract value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Code may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustments when they exceed the applicable maximum percentage.

IRA WITHDRAWALS

If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. You may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date. If your contract date is after the 28th day of the month, your IRA withdrawal will be made on the 28th day of each month.

You may request us to calculate the amount you are required to withdraw from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal from a Fixed Interest Allocation in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment and may be subject to surrender charge.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

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TRANSFERS AMONG YOUR INVESTMENTS
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Between the end of the free look period and the annuity start date, you may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations. Transfers to a

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GET Fund series may only be made during the offering period for that GET Fund Series. We currently do not charge you for transfers made during a contract year, but reserve the right to charge for each transfer after the twelfth transfer in a contract year. WE ALSO RESERVE THE RIGHT TO LIMIT THE NUMBER OF TRANSFERS YOU MAY MAKE AND MAY OTHERWISE MODIFY OR TERMINATE TRANSFER PRIVILEGES IF REQUIRED BY OUR BUSINESS JUDGMENT OR IN ACCORDANCE WITH APPLICABLE LAW. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Covered Funds, Special Funds and Excluded Funds and other investment portfolios may negatively impact your death benefit or rider benefits.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect. Transfers, including those involving Special Funds or Excluded Funds, may also affect your optional rider base. See "The Annuity Contract -- Optional Riders."

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation. To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. We will determine transfer values at the end of the business day on which we receive the transfer request at our Customer Service Center. If we receive your transfer request after 4 p.m. eastern time or the close of regular trading of the New York Stock Exchange, we will make the transfer on the next business day.

Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.

TRANSFERS BY THIRD PARTIES

As a convenience to you, we currently allow you to give third parties the right to make transfers on your behalf. However, when the third party makes transfers for many contract owners, the result can be simultaneous transfers involving large amounts of contract values. Such transfers can disrupt the orderly management of the investment portfolios available to the Contract, can result in higher costs to contract owners, and may not be compatible with the long term goals of contract owners. We require third parties making multiple, simultaneous or large volume transfers to execute a third party service agreement with us prior to executing such transfers. Regardless of whether such an agreement is in place, we may at any time exercise our business judgment and limit or discontinue accepting transfers made by a third party. Limits may be based on, among other criteria, the amount of the aggregate trade or the available investment options for which third parties may make trades on behalf of multiple contract owners. We may also limit or discontinue the right to communicate transfers by facsimile, telephone or email. For example, we currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFund portfolios be received at our Customer Service Center no later than 3 p.m. eastern time.

We may establish additional procedures or change existing procedures at any time in the exercise of our business judgment.

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DOLLAR COST AVERAGING

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in (i) the Limited Maturity Bond subaccount or the Liquid Assets subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Limited Maturity Bond subaccount, the Liquid Assets subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount. We will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the Liquid Assets subaccount. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

If you do not specify to which subaccounts you want to transfer the dollar amount of the source account, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in "Appendix B -- The Investment Portfolios." Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

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     o Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then-current allocation of contract value to the Restricted Fund(s) and the then-current value of the amount designated to be transferred to that Restricted Fund(s).

     o Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If you request more than the individual limit be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated pro rata to the Restricted Funds.

     o Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING

If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. Transfers made pursuant to automatic rebalancing do not count toward the 12 transfer limit on free transfers.

You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above, in this section and in Appendix B -- The Investment Portfolios. If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro rata.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro rata basis. Additional premium payments and partial withdrawals made on a pro rata basis will not cause the automatic rebalancing program to terminate.

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DEATH BENEFIT CHOICES
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DEATH BENEFIT DURING THE ACCUMULATION PHASE

During the accumulation phase, a death benefit (and earnings multiplier benefit, if elected) is payable when either the contract owner or the first of joint owners or the annuitant (when a contract owner is not an individual) dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. We calculate the death benefit value as of the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center ("claim date"). If your beneficiary wants to receive the death benefit on a date later than this, it may affect the amount of the benefit payable in the future. The proceeds may be received in a single sum, applied to any of the annuity options, or, if available, paid over the beneficiary's lifetime. (See "Systematic Withdrawals" above). A beneficiary's right to elect an annuity option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death."

THE FOLLOWING DESCRIBES THE DEATH BENEFIT OPTIONS FOR CONTRACT OWNERS IN MAY-2003. FOR A DESCRIPTION OF THE CALCULATION OF THE DEATH BENEFITS APPLICABLE UNDER YOUR CONTRACT IF YOU ARE IN A DIFFERENT CATEGORY, PLEASE SEE THE APPLICABLE APPENDIX. PLEASE RETAIN THIS PROSPECTUS AND THE APPENDIX THAT IS APPLICABLE TO YOU SO YOU WILL HAVE IT FOR FUTURE REFERENCE. IF YOU ARE UNSURE OF WHICH CATEGORY APPLIES TO YOU, PLEASE CALL OUR CUSTOMER SERVICE CENTER.

You may choose one of the following Death Benefits: (i) the Standard Death Benefit, (ii) the 7% Solution Enhanced Death Benefit, (iii) the Annual Ratchet Enhanced Death Benefit or (iv) the Max 7 Enhanced Death Benefit. The 7% Solution Enhanced Death Benefit, the Annual Ratchet Enhanced Death Benefit and the Max 7 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The Enhanced Death Benefits are available only at the time you purchase your Contract. The Enhanced Death Benefits are not available where a Contract is owned by joint owners. If you do not choose a death benefit, your death benefit will be the Standard Death Benefit.

Once you choose a death benefit, you cannot change it. We may stop or suspend offering any of the Enhanced Death Benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the Enhanced Death Benefit. The MGWB rider may also affect the death benefit.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

     1)   the contract value; or

     2)   the cash surrender value.

The STANDARD DEATH BENEFIT equals the GREATER of:

     1)   the Base Death Benefit; and

     2) the Standard Minimum Guaranteed Death Benefit ("Standard MGDB") for amounts allocated to Covered Funds plus the contract value allocated to Excluded Funds.

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The Standard MGDB allocated to Covered Funds equals premiums allocated to Covered Funds less pro rata adjustments for any withdrawals and transfers.

The Standard MGDB allocated to Excluded Funds equals premiums allocated to Excluded Funds less pro rata adjustments for any withdrawals and transfers. This calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the Standard MGDB on a pro rata basis. The percentage reduction in the Standard MGDB for each Fund category (i.e. Covered or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The pro rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall Standard MGDB.

     o Net transfers from Covered Funds to Excluded Funds will reduce the Standard MGDB in the Covered Funds on a pro rata basis. The increase in the Standard MGDB allocated to Excluded Funds will equal the decrease in the Standard MGDB in Covered Funds.

     o Net transfers from Excluded Funds to Covered Funds will reduce the Standard MGDB in Excluded Funds on a pro rata basis. The increase in the Standard MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the decrease in the Standard MGDB in Excluded Funds.

ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit or the Enhanced Death Benefit option elected. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund or Excluded Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund or Excluded Fund may limit or reduce the Enhanced Death Benefit.

For the period during which a portion of the contract value is allocated to a Special Fund or Excluded Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The 7% SOLUTION ENHANCED DEATH BENEFIT is the greater of:

     1)   the Standard Death Benefit; and

     2)   the lesser of:

          a) 3 times all premium payments, adjusted for withdrawals (the "cap"); and

          b) the sum of the 7% Solution Minimum Guaranteed Death Benefit ("7% MGDB") allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.

For Contracts issued on or after May 1, 2003, for purposes of calculating the 7% Solution Enhanced Death Benefit, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio, the ING Limited Maturity Bond Portfolio, the ING VP Bond Portfolio, the ING Core Bond Portfolio, the Fixed Account, the Fixed Interest Division, and the TSA Special Fixed Account. For Contracts issued prior to May 1, 2003, the ING VP Bond Portfolio and the ING Core Bond Portfolio are not designated as Special Funds. No investment options are currently designated as Excluded Funds.

The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.

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The 7% MGDB allocated to Special Funds equals premiums allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation of Minimum Guaranteed Death Benefit allocated to Special Funds. The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the 7% MGDB on a pro rata basis. The percentage reduction in the 7% MGDB for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The pro rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro rata basis.

The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the greater of:

     1)   the Standard Death Benefit; and

     2) the Annual Ratchet Minimum Guaranteed Death Benefit ("Annual Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds.

No funds are currently designated as Excluded Funds for purposes of the Annual Ratchet MGDB.

The Annual Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Covered Funds will be set to the greater of:

     1) the current contract value in Covered Funds (after deductions occurring as of that date); and

     2) the Annual Ratchet MGDB in Covered Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums, and partial withdrawals attributable to Covered Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Covered Funds is equal to the Annual Ratchet MGDB in the Covered Funds from the last contract anniversary, adjusted for new premiums, and partial withdrawals attributable to Covered Funds, and transfers.

The Annual Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On the contract date, the Annual Ratchet MGDB allocated to Excluded Funds is equal to the premium and credits allocated to Excluded Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Excluded Funds will be set to the greater of:

     1) the current contract value in Excluded Funds (after deductions occurring as of that date); or

     2) the Annual Ratchet MGDB in the Excluded Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Excluded Funds is equal to the Annual Ratchet MGDB in the Excluded Funds from the last contract anniversary, adjusted for new premiums, credits, and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Annual Ratchet MGDB on a pro rata basis. The pro rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

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Net transfers from Covered Funds to Special or Excluded Funds will reduce the 7% MGDB in Covered Funds on a pro-rata basis. The increase in the 7% MGDB allocated to Special or Excluded Funds, as applicable, will equal the decrease in the 7% MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Annual Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Annual Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Annual Ratchet MGDB in Excluded Funds

The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the 7% Solution Enhanced Death Benefit or the Annual Ratchet Enhanced Death Benefit described above. Each Enhanced Death Benefit is determined independently of the other at all times.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

EARNINGS MULTIPLIER BENEFIT RIDER. The earnings multiplier benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. The rider is subject to state availability and is available only for issue ages 75 or under. You may add it at issue of the Contract or, if not yet available in your state, on the next contract anniversary following introduction of the rider in your state. The date on which the rider is added is referred to as the "rider effective date."

If the rider is added at issue, the rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to 150% of premiums adjusted for withdrawals ("Maximum Base"). Currently, if added at issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) the Maximum Base; and ii) the contract value on the claim date minus premiums adjusted for withdrawals. If added after issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) 150% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals; and ii) the contract value on the claim date minus the contract value on the rider effective date, minus subsequent premiums adjusted for subsequent withdrawals. The adjustment to the benefit for withdrawals is pro rata, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

There is an extra charge for the earnings multiplier benefit rider and once selected, it may not be revoked. The rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a charge for the rider, even though no benefit would be payable at death under the rider if there are no gains under the Contract. Please see "Charges and Fees -- Earnings Multiplier Benefit Charge" for a description of the charge.

The rider is available for both non-qualified and qualified contracts. Please see the discussions of possible tax consequences in "Federal Tax
Considerations," "Individual Retirement Annuities," "Taxation of Qualified Contracts," and "Tax Consequences of Enhanced Death Benefit," in this prospectus.

DEATH BENEFIT DURING THE INCOME PHASE

If any contract owner or the annuitant dies after the annuity start date, we will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

CONTINUATION AFTER DEATH -- SPOUSE

If at the contract owner's death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the contract as his or her own, the following will apply:

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value on that date is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you

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direct otherwise. If there is no contract value in any subaccount, we will allocate the addition to the Liquid Assets subaccount, or its successor. Such addition to contract value will not affect the guaranteed death benefit or any living benefit rider values. Any addition to contract value is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the contract elects to continue the contract as his or her own.

The death benefits under each of the available options will continue, based on the surviving spouse's age on the date that ownership changes.

At subsequent surrender, we will waive any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner. Any premiums paid later will be subject to any applicable surrender charge.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Liquid Assets subaccount, or its successor.

The earnings multiplier benefit rider will continue, if the surviving spouse is eligible based on his or her attained age. If the surviving spouse is older than the maximum rider issue age, the rider will terminate. The Maximum Base and the percentages will be reset based on the adjusted contract value. The calculation of the benefit going forward will be: (i) based on the attained age of the spouse at the time of the ownership change using current values as of that date;
(ii) computed as if the rider were added to the Contract after issue and after the increase; and (iii) based on the Maximum Base and percentages in effect on the original rider date. However, we may permit the surviving spouse to elect to use the then-current Maximum Base and percentages in the benefit calculation.

CONTINUATION AFTER DEATH -- NOT A SPOUSE

If the beneficiary or surviving joint owner is not the spouse of the owner, the contract may continue in force subject to the required distribution rules of the Code. See next section, "Required Distributions Upon Contract Owner's Death."

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Liquid Assets subaccount, or its successor.

The death benefit will then terminate. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. No additional premium payments may be made.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Liquid Assets subaccount, or its successor. The earnings multiplier benefit rider then terminates, whether or not a benefit was payable under the terms of the rider.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH

We will not allow any payment of benefits provided under a non-qualified Contract which do not satisfy the requirements of Section 72(s) of the Code.

If any contract owner of a non-qualified contract dies before the annuity start date, we will distribute the death benefit payable to the beneficiary as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from

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us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (i) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (ii) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (iii) all rights and privileges granted by the Contract or allowed by us will belong to the spouse as contract owner of the Contract. We deem the spouse to have made this election if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is not a spouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary ("stretch"). "Stretch" payments will be subject to the same limitations as systematic withdrawals, and non-qualified "stretch" payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from an owner's beneficiary who is not a spouse within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from the date of death. We will determine the death benefit as of the date we receive proof of death. Such cash payment will be in full settlement of all our liability under the Contract.

If a contract owner dies after the annuity start date, all of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If a contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of a contract owner.

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THE ANNUITY OPTIONS
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ANNUITIZATION OF YOUR CONTRACT

If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option you chose. You may change an annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value, adjusted for any applicable Market Value Adjustment, on the annuity start date in accordance with the annuity option you chose. The MGIB annuity benefit may be available if you have purchased the MGIB rider, provided the waiting period and other specified conditions have been met.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

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The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20. For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate under applicable law), the total contract value applied to periodic income payments, and the applicable payment rate. Our approval is needed for any option where:

     1) The person named to receive payment is other than the contract owner or beneficiary;

     2)   The person named is not a natural person, such as a corporation; or

     3) Any income payment would be less than the minimum annuity income payment allowed.

SELECTING THE ANNUITY START DATE

You select the annuity start date, which is the date on which the annuity payments commence. The annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see "Federal Tax Considerations" and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax adviser for tax advice before investing.

FREQUENCY OF ANNUITY PAYMENTS

You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

BENEFICIARY RIGHTS

A beneficiary's right to elect an annuity option or receive a lump sum may have been restricted by the contract owner. If so, such options will not be available to the beneficiary.

THE ANNUITY OPTIONS

We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed payments are currently available. For a

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fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

     OPTION 1. INCOME FOR A FIXED PERIOD. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

     OPTION 2. INCOME FOR LIFE WITH A PERIOD CERTAIN. Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain, such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount of your Contract. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them. If you do not choose an annuity option, we will select this option with a 10-year period certain for you.

     OPTION 3. JOINT LIFE INCOME. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

     OPTION 4. ANNUITY PLAN. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

PAYMENT WHEN NAMED PERSON DIES

When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and Golden American. The amounts we will pay are determined as follows:

     1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. We will base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2.

     2) For Option 3, no amounts are payable after both named persons have died.

     3) For Option 4, the annuity option agreement will state the amount we will pay, if any.

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OTHER CONTRACT PROVISIONS
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REPORTS TO CONTRACT OWNERS

We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted

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from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report and in any confirmation notice. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (i) when the New York Stock Exchange is closed; (ii) when trading on the New York Stock Exchange is restricted; (iii) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B's net assets; or (iv) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

IN CASE OF ERRORS IN YOUR APPLICATION

If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought had the age or gender not been misstated.

ASSIGNING THE CONTRACT AS COLLATERAL

You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. We will give you advance notice of such changes.

FREE LOOK

You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, (i) we adjust your contract value for any market value adjustment (if you have invested in the Fixed Account), and (ii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Assets subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and cancellation request in good order. We determine your contract value at the close of business on the day we void your Contract. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

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SPECIAL ARRANGEMENTS

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

SELLING THE CONTRACT

Our affiliate Directed Services, Inc. ("DSI"), 1475 Dunwoody Dr., West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other Golden American contracts. DSI, a New York corporation, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

DSI does not retain any commissions or compensation paid to it by Golden American for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products. Selling firms are also registered with the SEC and are NASD member firms. DSI has entered into a selling agreement with Morgan Stanley Dean Witter ("Morgan Stanley") to sell the Contracts through its registered representative.

DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Morgan Stanley and other selling firms may receive commissions of up to 9.0% of premium payments. In addition, Morgan Stanley and other selling firms may receive ongoing annual compensation of up to 1.25% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on the firm's practices. Commissions and annual compensation, when combined, could exceed 9.0% of total premium payments.

DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments, and/or a percentage of Contract values.

Affiliated selling firms may include Aeltus Capital, Inc., BancWest Investment Services, Inc., Baring Investment Services, Inc., Compulife Investor Services, Inc., Financial Network Investment Corporation, Financial Northeastern Corporation, Granite Investment Services, Inc. Guaranty Brokerage Services, Inc., IFG Network Securities, Inc., ING America Equities, Inc., ING Barings Corp., ING Brokers Network, LLC, ING Direct Funds Limited, ING DIRECT Securities, Inc., ING Financial Advisers LLC, ING Furman Selz Financial Services LLC, ING Funds Distributor, LLC, ING TT&S (U.S.) Securities, Inc., Investors Financial Group, LLC, Locust Street Securities, Inc., Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc., Systematized Benefits Administrators, Inc., United Variable Services, Inc., VESTAX Securities Corporation, and Washington Square Securities, Inc.

We may also make additional payments to broker/dealers for marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts.

We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered in this prospectus.

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OTHER INFORMATION
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VOTING RIGHTS

We will vote the shares of a Trust owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

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We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion.

STATE REGULATION

We are regulated by the Insurance Department of the State of Delaware. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS

We are not aware of any pending legal proceedings which involve Separate Account B as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

Directed Services, Inc., the principal underwriter and distributor of the contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

LEGAL MATTERS

The legal validity of the Contracts was passed on by Kimberly J. Smith, Assistant Secretary of Golden American.

EXPERTS

The audited consolidated financial statements and schedules of Golden American as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002, and the statement of assets and liabilities of Separate Account B as of December 31, 2002 and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, appearing in the SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing in the SAI and in the Registration Statement, and are included in reliance on such reports given on the authority of such firm as experts in accounting and auditing.

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FEDERAL TAX CONSIDERATIONS
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The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

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This summary references enhanced death benefits and earnings multiplier benefits that may not be available under your Contract. Please see your Contract, and "The Annuity Contract -- Optional Riders" and "Death Benefit Choices" in this prospectus.

TYPES OF CONTRACTS: NON-QUALIFIED OR QUALIFIED

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS

     DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for non-qualified Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Separate Account B, through the subaccounts, will satisfy these diversification requirements.

     INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. It is possible that these Contract features may exceed the limits imposed by the tax law. If so, you would be treated as the owner of the Separate Account B assets that underlie your Contract and thus subject to current taxation on the income and gains from those assets. While we believe that the Contracts do not give contract owners investment control over Separate Account B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Separate Account B assets supporting the Contract.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts. Qualified Contracts are subject to special rules -- see below.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

     IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a

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qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.

TAXATION OF NON-QUALIFIED CONTRACTS

     NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     DELAYED ANNUITY STARTING DATE. If the Contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

     WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs (including amounts paid to you under the MGWB rider), the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. The contract value that applies for this purpose is unclear in some respects. For example, the living benefits provided under the Contract, i.e., the GMAB, GMWB and GMIB, as well as the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

     PENALTY TAX ON CERTAIN WITHDRAWALS. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

     o    made on or after the taxpayer reaches age 59 1/2;

     o    made on or after the death of a contract owner;

     o    attributable to the taxpayer's becoming disabled; or

     o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We

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currently treat any partial annuitizations, such as those associated with the MGIB benefit, as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments.

     TRANSFERS, ASSIGNMENTS AND EXCHANGES. A transfer or assignment of ownership of a Contract, the designation of an annuitant or payee other than an owner, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment, designation or exchange, should consult a tax adviser as to the tax consequences.

     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. PLEASE NOTE THAT REQUIRED MINIMUM DISTRIBUTIONS UNDER QUALIFIED CONTRACTS MAY BE SUBJECT TO SURRENDER CHARGE AND/OR MARKET VALUE ADJUSTMENT, IN ACCORDANCE WITH THE TERMS OF THE CONTRACT. THIS COULD AFFECT THE AMOUNT THAT MUST BE TAKEN FROM THE CONTRACT IN ORDER TO SATISFY REQUIRED MINIMUM DISTRIBUTIONS.

     DIRECT ROLLOVERS. If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code,

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qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

     CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

     INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

     DISTRIBUTIONS - IRAS. All distributions from a traditional IRA are taxed as received unless either one of the following is true:

     o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

     o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate one or more of the following:

     o    Start date for distributions;

     o The time period in which all amounts in your account(s) must be distributed; or

     o    Distribution amounts.

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Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

     o Over your life or the joint lives of you and your designated beneficiary; or

     o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply after your death.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2002, your entire balance must be distributed to the designated beneficiary by December 31, 2007. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time-frames:

     o    Over the life of the designated beneficiary; or

     o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

     o December 31 of the calendar year following the calendar year of your death; or

     o December 31 of the calendar year in which you would have attained age 70 1/2.

In lieu of taking a distribution under these rules, a spouse who is the sole beneficiary may elect to treat the account as his or her own IRA. In such case, the surviving spouse will be able to make contributions to the account, make rollovers from the account, and defer taking a distribution until his or her age 70 1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the account, makes additional contributions to the account, or fails to take a distribution within the required time period.

     ROTH IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

     DISTRIBUTIONS -- ROTH IRAS. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

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     o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

     o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

     TAX SHELTERED ANNUITIES. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Distributions allocable to salary reduction contributions, but not earnings on such contributions, may also be distributed upon hardship. Certain penalties may apply.

     TSAS -- LOANS. Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Code ("TSA"). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, and the Code. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

     Any outstanding loan balance impacts the following:

     1) Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

     2) Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

     3)   Riders:

          a) Minimum Guaranteed Income Benefit ("MGIB") Rider. If you exercise the MGIB rider, we reduce the MGIB Base by an amount equal to the ratio of the outstanding loan balance to the contract value multiplied by the MGIB Base.

          b) Minimum Guaranteed Withdrawal Benefit ("MGWB") Rider. The portion of the contract value used to pay off the outstanding loan balance will reduce the MGWB Withdrawal Account. We do not recommend the MGWB rider if loans are contemplated.

          c) Minimum Guaranteed Accumulation Benefit ("MGAB") Rider. Generally, loan repayment periods should not extend into the 3-year period preceding the end of the Waiting Period, because transfers made within such 3-year period reduce the MGAB Base and the MGAB Charge Base pro rata based on the percentage of contract value transferred. Transfers between the TSA Special Fixed Account and the variable accounts will not be excluded from this treatment.

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     TSAS -- DISTRIBUTIONS. All distributions from Section 403(b) plans are taxed as received unless either of the following are true:

     o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account
          (IRA) in accordance with the Tax Code; or

     o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

     Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and

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conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

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STATEMENT OF ADDITIONAL INFORMATION
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     TABLE OF CONTENTS

     Item
     Introduction
     Description of Golden American Life Insurance Company
     Safekeeping of Assets
     The Administrator
     Independent Auditors
     Distribution of Contracts
     Performance Information
     IRA Partial Withdrawal Option
     Other Information
     Financial Statements of Golden American Life Insurance Company Financial Statements of Separate Account B

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PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. SEND THE FORM TO OUR CUSTOMER SERVICE CENTER AT THE ADDRESS SHOWN ON THE PROSPECTUS COVER.

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PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B.

Please Print or Type:

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                      NAME

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                      SOCIAL SECURITY NUMBER

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                      STREET ADDRESS

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                      CITY, STATE, ZIP

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APPENDIX A
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                         CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2002, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Golden American Separate Account B available under the Contract for the indicated periods.

                                                   2002           2001          2000           1999          1998
                                                   ----           ----          ----           ----          ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.40 %
      AIM VI DENT DEMOGRAPHIC
          AUV at Beginning of Period              $10.99         $10.00 (5)
          AUV at End of Period                     $7.34         $10.99
          Number of Accumulation Units
             Outstanding at End of Period        218,094         16,786

      FIDELITY VIP EQUITY-INC
          AUV at Beginning of Period               $9.59         $10.00 (5)
          AUV at End of Period                     $7.83          $9.59
          Number of Accumulation Units
             Outstanding at End of Period        478,395              0

      FIDELITY VIP GROWTH
          AUV at Beginning of Period               $9.27 (6)
          AUV at End of Period                     $6.37
          Number of Accumulation Units
             Outstanding at End of Period        523,176

      PIMCO HIGH YIELD PORTFOLIO
          AUV at Beginning of Period              $10.10         $10.01        $10.24        $10.08         $10.00 (1)
          AUV at End of Period                     $9.84         $10.10        $10.01        $10.24         $10.08
          Number of Accumulation Units
             Outstanding at End of Period      6,193,058      5,836,177     5,140,416     5,053,972      1,630,971

      ING AIM MID CAP GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.65
          Number of Accumulation Units
             Outstanding at End of Period          4,900

      ING ALLIANCE MID CAP GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.46
          Number of Accumulation Units
             Outstanding at End of Period          1,843

      ING CAPITAL GUARDIAN LARGE CAP VALUE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.27
          Number of Accumulation Units
             Outstanding at End of Period          8,772

      ING CAPITAL GUARDIAN MANAGED GLOBAL
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.24
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING CAPITAL GUARDIAN SMALL CAP
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.73
          Number of Accumulation Units
             Outstanding at End of Period          5,341

Opportunities - 126035

                                       A1

                                                   2002           2001          2000           1999          1998
                                                   ----           ----          ----           ----          ----
      ING DEVELOPING WORLD
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.71
          Number of Accumulation Units
             Outstanding at End of Period            521

      ING EAGLE ASSET VALUE EQUITY
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.63
          Number of Accumulation Units
             Outstanding at End of Period          4,330

      ING FMR/SM/ DIVERSIFIED MID-CAP
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.48
          Number of Accumulation Units
             Outstanding at End of Period          5,408

      ING GET FUND - SERIES S
          AUV at Beginning of Period              $10.00
          AUV at End of Period                    $10.04
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING GET FUND - SERIES T
          AUV at Beginning of Period              $10.00
          AUV at End of Period                    $10.08
          Number of Accumulation Units
             Outstanding at End of Period         50,401

      ING GET FUND - SERIES U
          AUV at Beginning of Period              $10.00 (8)
          AUV at End of Period                    $10.00
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING GOLDMAN SACHS INTERNET TOLLKEEPER
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.42
          Number of Accumulation Units
             Outstanding at End of Period            335

      ING HARD ASSETS
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.83
          Number of Accumulation Units
             Outstanding at End of Period          1,119

      ING INTERNATIONAL EQUITY
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.80
          Number of Accumulation Units
             Outstanding at End of Period          2,275

      ING JANUS GROWTH AND INCOME
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.73
          Number of Accumulation Units
             Outstanding at End of Period         20,266

      ING JANUS SPECIAL EQUITY
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.63
          Number of Accumulation Units
             Outstanding at End of Period          2,146

      ING JENNISON EQUITY OPPORTUNITY
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.75
          Number of Accumulation Units
             Outstanding at End of Period            169

Opportunities - 126035

                                       A2

                                                   2002           2001          2000           1999          1998
                                                   ----           ----          ----           ----          ----
      ING JP MORGAN FLEMING INTERNATIONAL
      ENHANCED EAFE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.76
          Number of Accumulation Units
             Outstanding at End of Period          3,935

      ING JP MORGAN FLEMING SMALLCAP
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.49
          Number of Accumulation Units
             Outstanding at End of Period         12,547

      ING LIQUID ASSETS
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.99
          Number of Accumulation Units
             Outstanding at End of Period         28,048

      ING MARSICO GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.78
          Number of Accumulation Units
             Outstanding at End of Period          4,338

      ING MERCURY FOCUS VALUE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.17
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING MERCURY FUNDAMENTAL GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.45
          Number of Accumulation Units
             Outstanding at End of Period          4,050

      ING MFS MID CAP GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.77
          Number of Accumulation Units
             Outstanding at End of Period          2,631

      ING MFS RESEARCH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.72
          Number of Accumulation Units
             Outstanding at End of Period          3,274

      ING MFS TOTAL RETURN
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.04
          Number of Accumulation Units
             Outstanding at End of Period         14,499

      ING PIMCO CORE BOND
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.26
          Number of Accumulation Units
             Outstanding at End of Period         27,863

      ING SALOMON BROTHERS ALL CAP
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.53
          Number of Accumulation Units
             Outstanding at End of Period          3,130

      ING SALOMON BROTHERS INVESTORS
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.76
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING T. ROWE PRICE CAPITAL APPRECIATION
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.01
          Number of Accumulation Units
             Outstanding at End of Period          8,750

Opportunities - 126035

                                       A3

                                                   2002           2001          2000           1999          1998
                                                   ----           ----          ----           ----          ----
      ING T. ROWE PRICE EQUITY INCOME
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.83
          Number of Accumulation Units
             Outstanding at End of Period         14,865

      ING VAN KAMPEN COMSTOCK
          AUV at Beginning of Period              $10.00 (6)
          AUV at End of Period                     $8.30
          Number of Accumulation Units
             Outstanding at End of Period         28,766

      ING VAN KAMPEN EQUITY GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.64
          Number of Accumulation Units
             Outstanding at End of Period            501

      ING VAN KAMPEN GLOBAL FRANCHISE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.52
          Number of Accumulation Units
             Outstanding at End of Period         29,031

      ING VAN KAMPEN GROWTH & INCOME
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.79
          Number of Accumulation Units
             Outstanding at End of Period         42,614

      ING VAN KAMPEN REAL ESTATE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.61
          Number of Accumulation Units
             Outstanding at End of Period         12,247

      ING VP BOND PORTFOLIO
          AUV at Beginning of Period              $10.00 (6)
          AUV at End of Period                    $10.64
          Number of Accumulation Units
             Outstanding at End of Period        719,279

      ING VP GROWTH OPPORTUNITIES
          AUV at Beginning of Period               $7.79         $10.00 (4)
          AUV at End of Period                     $5.26          $7.79
          Number of Accumulation Units
             Outstanding at End of Period        143,307         82,839

      ING VP MAGNACAP
          AUV at Beginning of Period               $9.35         $10.00 (4)
          AUV at End of Period                     $7.10          $9.35
          Number of Accumulation Units
             Outstanding at End of Period        211,733         38,846

      ING VP SMALLCAP OPPORTUNITIES
          AUV at Beginning of Period               $8.33         $10.00 (4)
          AUV at End of Period                     $4.62          $8.33
          Number of Accumulation Units
             Outstanding at End of Period        774,557        180,638

      ING VP WORLDWIDE GROWTH
          AUV at Beginning of Period               $7.02          $8.75        $10.00 (2)
          AUV at End of Period                     $5.21          $7.02         $8.75
          Number of Accumulation Units
             Outstanding at End of Period        467,247        306,137       110,552

      INVESCO VIF HEALTH SCIENCES
          AUV at Beginning of Period              $10.27         $10.00 (5)
          AUV at End of Period                     $7.65         $10.27
          Number of Accumulation Units
             Outstanding at End of Period        351,424         20,414

      INVESCO VIF LEISURE FUND
          AUV at Beginning of Period              $10.00 (6)
          AUV at End of Period                     $8.44
          Number of Accumulation Units
             Outstanding at End of Period         69,607

Opportunities - 126035

                                       A4

                                                   2002           2001          2000           1999          1998
                                                   ----           ----          ----           ----          ----
      INVESCO VIF FINANCIAL SERVICES
          AUV at Beginning of Period               $9.37         $10.00 (5)
          AUV at End of Period                     $7.86          $9.37
          Number of Accumulation Units
             Outstanding at End of Period        584,090         28,966

      INVESCO VIF UTILITIES
          AUV at Beginning of Period               $8.11         $10.00 (5)
          AUV at End of Period                     $6.37          $8.11
          Number of Accumulation Units
             Outstanding at End of Period        127,144          5,341

      JENNISON PORTFOLIO
          AUV at Beginning of Period               $6.30          $7.85        $10.00 (2)
          AUV at End of Period                     $4.27          $6.30         $7.85
          Number of Accumulation Units
             Outstanding at End of Period      1,009,408      1,264,693       194,916

      PIONEER FUND VCT
          AUV at Beginning of Period               $9.39         $10.00 (5)
          AUV at End of Period                     $7.47          $9.39
          Number of Accumulation Units
             Outstanding at End of Period        291,461         27,047

      PIONEER Mid Cap Value VCT
          AUV at Beginning of Period              $10.72         $10.00 (5)
          AUV at End of Period                     $9.36         $10.72
          Number of Accumulation Units
             Outstanding at End of Period        983,559        170,276

      PROFUND VP BULL
          AUV at Beginning of Period               $8.90         $10.00 (4)
          AUV at End of Period                     $6.67          $8.90
          Number of Accumulation Units
             Outstanding at End of Period      1,231,933        805,047

      PROFUND VP EUROPE 30
          AUV at Beginning of Period               $8.27         $10.00 (4)
          AUV at End of Period                     $6.05          $8.27
          Number of Accumulation Units
             Outstanding at End of Period        257,910          8,429

      PROFUND VP SMALL CAP
          AUV at Beginning of Period               $9.43         $10.00 (4)
          AUV at End of Period                     $7.21          $9.43
          Number of Accumulation Units
             Outstanding at End of Period      1,755,682      1,134,989

      SP JENNISON INTERNATIONAL GROWTH
          AUV at Beginning of Period               $5.41          $8.56        $10.00 (3)
          AUV at End of Period                     $4.12          $5.41         $8.56
          Number of Accumulation Units
             Outstanding at End of Period        535,933        294,591        65,551

      FOOTNOTES
      (1)  Fund First Available during May 1998
      (2)  Fund First Available during May 2000
      (3)  Fund First Available during October 2000
      (4)  Fund First Available during May 2001
      (5)  Fund First Available during November 2001
      (6)  Fund First Available during May 2002
      (7)  Fund First Available during September 2002
      (8)  Fund First Available during December 2002

Opportunities - 126035

                                       A5

                                                   2002           2001          2000           1999          1998
                                                   ----           ----          ----           ----          ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.45 %

      AIM VI DENT DEMOGRAPHIC
          AUV at Beginning of Period              $10.99         $10.00 (5)
          AUV at End of Period                     $7.34         $10.99
          Number of Accumulation Units
             Outstanding at End of Period        226,140         23,503

      FIDELITY VIP EQUITY-INC
          AUV at Beginning of Period               $9.59         $10.00 (5)
          AUV at End of Period                     $7.83          $9.59
          Number of Accumulation Units
             Outstanding at End of Period        321,872              0

      FIDELITY VIP GROWTH
          AUV at Beginning of Period                9.27 (6)
          AUV at End of Period                      6.37
          Number of Accumulation Units
             Outstanding at End of Period        534,176

      PIMCO HIGH YIELD PORTFOLIO
          AUV at Beginning of Period              $10.08         $10.00        $10.16 (1)
          AUV at End of Period                     $9.82         $10.08        $10.00
          Number of Accumulation Units
             Outstanding at End of Period      3,925,319      2,641,283       908,512

      ING AIM MID CAP GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.64
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING ALLIANCE MID CAP GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.46
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING CAPITAL GUARDIAN LARGE CAP VALUE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.27
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING CAPITAL GUARDIAN MANAGED GLOBAL
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.24
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING CAPITAL GUARDIAN SMALL CAP
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.73
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING DEVELOPING WORLD
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.71
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING EAGLE ASSET VALUE EQUITY
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.63
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING FMR/SM/ DIVERSIFIED MID-CAP
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.48
          Number of Accumulation Units
             Outstanding at End of Period            432

      ING GET FUND - SERIES S
          AUV at Beginning of Period              $10.00
          AUV at End of Period                    $10.04
          Number of Accumulation Units
             Outstanding at End of Period              0

Opportunities - 126035

                                       A6

                                                   2002           2001          2000           1999          1998
                                                   ----           ----          ----           ----          ----
      ING GET FUND - SERIES T
          AUV at Beginning of Period              $10.00
          AUV at End of Period                    $10.07
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING GET FUND - SERIES U
          AUV at Beginning of Period              $10.00 (8)
          AUV at End of Period                    $10.00
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING GOLDMAN SACHS INTERNET TOLLKEEPER
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.41
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING HARD ASSETS
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.83
          Number of Accumulation Units
             Outstanding at End of Period             26

      ING INTERNATIONAL EQUITY
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.80
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING JANUS GROWTH AND INCOME
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.72
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING JANUS SPECIAL EQUITY
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.63
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING JENNISON EQUITY OPPORTUNITY
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.75
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING JP MORGAN FLEMING INTERNATIONAL
      ENHANCED EAFE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.76
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING JP MORGAN FLEMING SMALLCAP
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.49
          Number of Accumulation Units
             Outstanding at End of Period             51

      ING LIQUID ASSETS
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.99
          Number of Accumulation Units
             Outstanding at End of Period         14,084

      ING MARSICO GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.77
          Number of Accumulation Units
             Outstanding at End of Period              0

Opportunities - 126035

                                       A7

                                                   2002           2001          2000           1999          1998
                                                   ----           ----          ----           ----          ----
      ING MERCURY FOCUS VALUE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.17
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING MERCURY FUNDAMENTAL GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.45
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING MFS MID CAP GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.77
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING MFS RESEARCH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.71
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING MFS TOTAL RETURN
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.04
          Number of Accumulation Units
             Outstanding at End of Period         19,781

      ING PIMCO CORE BOND
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.26
          Number of Accumulation Units
             Outstanding at End of Period          4,219

      ING SALOMON BROTHERS ALL CAP
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.53
          Number of Accumulation Units
             Outstanding at End of Period             76

      ING SALOMON BROTHERS INVESTORS
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.76
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING T. ROWE PRICE CAPITAL APPRECIATION
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.01
          Number of Accumulation Units
             Outstanding at End of Period          1,656

      ING T. ROWE PRICE EQUITY INCOME
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.83
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING VAN KAMPEN COMSTOCK
          AUV at Beginning of Period              $10.00 (6)
          AUV at End of Period                     $8.30
          Number of Accumulation Units
             Outstanding at End of Period          2,563

      ING VAN KAMPEN EQUITY GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.64
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING VAN KAMPEN GLOBAL FRANCHISE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.52
          Number of Accumulation Units
             Outstanding at End of Period            412

Opportunities - 126035

                                       A8

                                                   2002           2001          2000           1999          1998
                                                   ----           ----          ----           ----          ----
      ING VAN KAMPEN GROWTH & INCOME
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.79
          Number of Accumulation Units
             Outstanding at End of Period          1,610

      ING VAN KAMPEN REAL ESTATE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.61
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING VP BOND PORTFOLIO
          AUV at Beginning of Period              $10.00 (6)
          AUV at End of Period                    $10.64
          Number of Accumulation Units
             Outstanding at End of Period        665,314

      ING VP GROWTH OPPORTUNITIES
          AUV at Beginning of Period               $7.79         $10.00 (4)
          AUV at End of Period                     $5.26          $7.79
          Number of Accumulation Units
             Outstanding at End of Period        297,927         83,427

      ING VP MAGNACAP
          AUV at Beginning of Period               $9.35         $10.00 (4)
          AUV at End of Period                     $7.10          $9.35
          Number of Accumulation Units
             Outstanding at End of Period        307,643         91,138

      ING VP SMALLCAP OPPORTUNITIES
          AUV at Beginning of Period               $8.33         $10.00 (4)
          AUV at End of Period                     $4.62          $8.33
          Number of Accumulation Units
             Outstanding at End of Period      1,042,746        268,186

      ING VP WORLDWIDE GROWTH
          AUV at Beginning of Period               $7.02          $8.75        $10.00 (2)
          AUV at End of Period                     $5.20          $7.02         $8.75
          Number of Accumulation Units
             Outstanding at End of Period        859,281        479,640       169,871

      INVESCO VIF HEALTH SCIENCES
          AUV at Beginning of Period              $10.27         $10.00 (5)
          AUV at End of Period                     $7.65         $10.27
          Number of Accumulation Units
             Outstanding at End of Period        481,392         38,465

      INVESCO VIF LEISURE FUND
          AUV at Beginning of Period              $10.00 (6)
          AUV at End of Period                     $8.44
          Number of Accumulation Units
             Outstanding at End of Period        132,021

      INVESCO VIF FINANCIAL SERVICES
          AUV at Beginning of Period               $9.36         $10.00 (5)
          AUV at End of Period                     $7.85          $9.36
          Number of Accumulation Units
             Outstanding at End of Period        491,869         37,443

      INVESCO VIF UTILITIES
          AUV at Beginning of Period               $8.11         $10.00 (5)
          AUV at End of Period                     $6.37          $8.11
          Number of Accumulation Units
             Outstanding at End of Period        152,798          8,161

      JENNISON PORTFOLIO
          AUV at Beginning of Period               $6.29          $7.84        $10.00 (2)
          AUV at End of Period                     $4.27          $6.29         $7.84
          Number of Accumulation Units
             Outstanding at End of Period      1,366,874      1,272,891       242,694

      PIONEER FUND VCT
          AUV at Beginning of Period               $9.38         $10.00 (5)
          AUV at End of Period                     $7.47          $9.38
          Number of Accumulation Units
             Outstanding at End of Period        295,688          5,663

Opportunities - 126035

                                       A9

                                                   2002           2001          2000           1999          1998
                                                   ----           ----          ----           ----          ----
      PIONEER MID CAP VALUE VCT
          AUV at Beginning of Period              $10.71         $10.00 (5)
          AUV at End of Period                     $9.36         $10.71
          Number of Accumulation Units
             Outstanding at End of Period        728,410         98,183

      PROFUND VP BULL
          AUV at Beginning of Period               $8.89         $10.00 (4)
          AUV at End of Period                     $6.66          $8.89
          Number of Accumulation Units
             Outstanding at End of Period      1,271,888        267,236

      PROFUND VP EUROPE 30
          AUV at Beginning of Period               $8.26         $10.00 (4)
          AUV at End of Period                     $6.05          $8.26
          Number of Accumulation Units
             Outstanding at End of Period      1,365,500        568,994

      PROFUND VP SMALL CAP
          AUV at Beginning of Period               $9.43         $10.00 (4)
          AUV at End of Period                     $7.21          $9.43
          Number of Accumulation Units
             Outstanding at End of Period      1,133,339        403,215

      SP JENNISON INTERNATIONAL GROWTH
          AUV at Beginning of Period               $5.41          $8.56        $10.00 (3)
          AUV at End of Period                     $4.11          $5.41         $8.56
          Number of Accumulation Units
             Outstanding at End of Period        519,700        385,101        44,024

      FOOTNOTES
      (1)  Fund First Available during January 2000
      (2)  Fund First Available during May 2000
      (3)  Fund First Available during October 2000
      (4)  Fund First Available during May 2001
      (5)  Fund First Available during November 2001
      (6)  Fund First Available during May 2002
      (7)  Fund First Available during September 2002
      (8)  Fund First Available during December 2002

                                                   2002           2001          2000           1999          1998
                                                   ----           ----          ----           ----          ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.55 %

      AIM VI DENT DEMOGRAPHIC
          AUV at Beginning of Period              $10.99         $10.00 (5)
          AUV at End of Period                     $7.33         $10.99
          Number of Accumulation Units
             Outstanding at End of Period         43,074         77,645

      FIDELITY VIP EQUITY-INC
          AUV at Beginning of Period               $9.58         $10.00 (5)
          AUV at End of Period                     $7.82          $9.58
          Number of Accumulation Units
             Outstanding at End of Period        185,665              0

      FIDELITY VIP GROWTH
          AUV at Beginning of Period               $9.27 (6)
          AUV at End of Period                     $6.36
          Number of Accumulation Units
             Outstanding at End of Period        219,815

      PIMCO HIGH YIELD PORTFOLIO
          AUV at Beginning of Period              $10.04          $9.97        $10.21        $10.07         $10.00 (1)
          AUV at End of Period                     $9.77         $10.04         $9.97        $10.21         $10.07
          Number of Accumulation Units
             Outstanding at End of Period      3,053,446      3,198,237     3,158,188     3,194,935      1,066,219

Opportunities - 126035

                                      A10

                                                   2002           2001          2000           1999          1998
                                                   ----           ----          ----           ----          ----
      ING AIM MID CAP GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.64
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING ALLIANCE MID CAP GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.46
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING CAPITAL GUARDIAN LARGE CAP VALUE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.26
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING CAPITAL GUARDIAN MANAGED GLOBAL
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.24
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING CAPITAL GUARDIAN SMALL CAP
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.73
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING DEVELOPING WORLD
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.71
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING EAGLE ASSET VALUE EQUITY
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.62
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING FMR/SM/ DIVERSIFIED MID-CAP
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.48
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING GET FUND - SERIES S
          AUV at Beginning of Period              $10.00
          AUV at End of Period                    $10.03
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING GET FUND - SERIES T
          AUV at Beginning of Period              $10.00
          AUV at End of Period                    $10.07
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING GET FUND - SERIES U
          AUV at Beginning of Period              $10.00 (8)
          AUV at End of Period                    $10.00
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING GOLDMAN SACHS INTERNET TOLLKEEPER
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.41
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING HARD ASSETS
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.83
          Number of Accumulation Units
             Outstanding at End of Period              0

Opportunities - 126035

                                      A11

                                                   2002           2001          2000           1999          1998
                                                   ----           ----          ----           ----          ----
      ING INTERNATIONAL EQUITY
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.80
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING JANUS GROWTH AND INCOME
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.72
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING JANUS SPECIAL EQUITY
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.63
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING JENNISON EQUITY OPPORTUNITY
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.75
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING JP MORGAN FLEMING INTERNATIONAL
      ENHANCED EAFE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.75
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING JP MORGAN FLEMING SMALLCAP
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.48
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING LIQUID ASSETS
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.99
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING MARSICO GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.77
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING MERCURY FOCUS VALUE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.17
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING MERCURY FUNDAMENTAL GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.45
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING MFS MID CAP GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.76
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING MFS RESEARCH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.71
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING MFS TOTAL RETURN
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.04
          Number of Accumulation Units
             Outstanding at End of Period              0

Opportunities - 126035

                                      A12

                                                   2002           2001          2000           1999          1998
                                                   ----           ----          ----           ----          ----
      ING PIMCO CORE BOND
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.25
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING SALOMON BROTHERS ALL CAP
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.53
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING SALOMON BROTHERS INVESTORS
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                      9.75
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING T. ROWE PRICE CAPITAL APPRECIATION
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.00
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING T. ROWE PRICE EQUITY INCOME
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.82
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING VAN KAMPEN COMSTOCK
          AUV at Beginning of Period              $10.00 (6)
          AUV at End of Period                     $8.29
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING VAN KAMPEN EQUITY GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.63
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING VAN KAMPEN GLOBAL FRANCHISE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.51
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING VAN KAMPEN GROWTH & INCOME
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.78
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING VAN KAMPEN REAL ESTATE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.61
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING VP BOND PORTFOLIO
          AUV at Beginning of Period              $10.00 (6)
          AUV at End of Period                    $10.63
          Number of Accumulation Units
             Outstanding at End of Period        290,354

      ING VP GROWTH OPPORTUNITIES
          AUV at Beginning of Period               $7.78         $10.00 (4)
          AUV at End of Period                     $5.25          $7.78
          Number of Accumulation Units
             Outstanding at End of Period        134,512         19,161

Opportunities - 126035

                                      A13

                                                   2002           2001          2000           1999          1998
                                                   ----           ----          ----           ----          ----
      ING VP MAGNACAP
          AUV at Beginning of Period               $9.34         $10.00 (4)
          AUV at End of Period                     $7.08          $9.34
          Number of Accumulation Units
             Outstanding at End of Period         20,062          7,517

      ING VP SMALLCAP OPPORTUNITIES
          AUV at Beginning of Period               $8.32         $10.00 (4)
          AUV at End of Period                     $4.61          $8.32
          Number of Accumulation Units
             Outstanding at End of Period        139,362         61,322

      ING VP WORLDWIDE GROWTH
          AUV at Beginning of Period               $7.01          $8.75        $10.00 (2)
          AUV at End of Period                     $5.19          $7.01         $8.75
          Number of Accumulation Units
             Outstanding at End of Period        142,058        112,981        21,575

      INVESCO VIF HEALTH SCIENCES
          AUV at Beginning of Period              $10.26         $10.00 (5)
          AUV at End of Period                     $7.63         $10.26
          Number of Accumulation Units
             Outstanding at End of Period        166,543        110,902

      INVESCO VIF LEISURE FUND
          AUV at Beginning of Period              $10.00 (6)
          AUV at End of Period                     $8.43
          Number of Accumulation Units
             Outstanding at End of Period         28,020

      INVESCO VIF FINANCIAL SERVICES
          AUV at Beginning of Period               $9.36         $10.00 (5)
          AUV at End of Period                     $7.84          $9.36
          Number of Accumulation Units
             Outstanding at End of Period        117,512         23,862

      INVESCO VIF UTILITIES
          AUV at Beginning of Period               $8.10         $10.00 (5)
          AUV at End of Period                     $6.36          $8.10
          Number of Accumulation Units
             Outstanding at End of Period         86,525         18,795

      JENNISON PORTFOLIO
          AUV at Beginning of Period               $6.28          $7.84        $10.00 (2)
          AUV at End of Period                     $4.26          $6.28         $7.84
          Number of Accumulation Units
             Outstanding at End of Period        322,011        417,346        64,129

      PIONEER FUND VCT
          AUV at Beginning of Period               $9.38         $10.00 (5)
          AUV at End of Period                     $7.46          $9.38
          Number of Accumulation Units
             Outstanding at End of Period        144,235         14,633

      PIONEER Mid Cap Value VCT
          AUV at Beginning of Period              $10.71         $10.00 (5)
          AUV at End of Period                     $9.35         $10.71
          Number of Accumulation Units
             Outstanding at End of Period        509,210         27,109

      PROFUND VP BULL
          AUV at Beginning of Period               $8.89         $10.00 (4)
          AUV at End of Period                     $6.65          $8.89
          Number of Accumulation Units
             Outstanding at End of Period        194,395        256,467

      PROFUND VP EUROPE 30
          AUV at Beginning of Period               $8.26         $10.00 (4)
          AUV at End of Period                     $6.04          $8.26
          Number of Accumulation Units
             Outstanding at End of Period        156,757          5,726

      PROFUND VP SMALL CAP
          AUV at Beginning of Period               $9.42         $10.00 (4)
          AUV at End of Period                     $7.19          $9.42
          Number of Accumulation Units
             Outstanding at End of Period        269,440         67,787

Opportunities - 126035

                                      A14

                                                   2002           2001          2000           1999          1998
                                                   ----           ----          ----           ----          ----
      SP JENNISON INTERNATIONAL GROWTH
          AUV at Beginning of Period               $5.40          $8.56        $10.00 (3)
          AUV at End of Period                     $4.10          $5.40         $8.56
          Number of Accumulation Units
             Outstanding at End of Period        120,334        101,972        64,843

      FOOTNOTES
      (1)  Fund First Available during May 1998
      (2)  Fund First Available during May 2000
      (3)  Fund First Available during October 2000
      (4)  Fund First Available during May 2001
      (5)  Fund First Available during November 2001
      (6)  Fund First Available during May 2002
      (7)  Fund First Available during September 2002
      (8)  Fund First Available during December 2002

                                                   2002           2001          2000
                                                   ----           ----          ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.65 %

      AIM VI DENT DEMOGRAPHIC
          AUV at Beginning of Period              $10.99         $10.00 (5)
          AUV at End of Period                     $7.32         $10.99
          Number of Accumulation Units
             Outstanding at End of Period         95,005          9,170

      FIDELITY VIP EQUITY-INC
          AUV at Beginning of Period               $9.58         $10.00 (5)
          AUV at End of Period                     $7.80          $9.58
          Number of Accumulation Units
             Outstanding at End of Period        177,883              0

      FIDELITY VIP GROWTH
          AUV at Beginning of Period               $9.26 (6)
          AUV at End of Period                     $6.35
          Number of Accumulation Units
             Outstanding at End of Period        202,569

      PIMCO HIGH YIELD PORTFOLIO
          AUV at Beginning of Period              $10.01          $9.94        $10.12 (1)
          AUV at End of Period                     $9.73         $10.01         $9.94
          Number of Accumulation Units
             Outstanding at End of Period      1,388,957        581,041       111,021

      ING AIM MID CAP GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.64
          Number of Accumulation Units
             Outstanding at End of Period          1,511

      ING ALLIANCE MID CAP GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.45
          Number of Accumulation Units
             Outstanding at End of Period            341

      ING CAPITAL GUARDIAN LARGE CAP VALUE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.26
          Number of Accumulation Units
             Outstanding at End of Period            221

      ING CAPITAL GUARDIAN MANAGED GLOBAL
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.23
          Number of Accumulation Units
             Outstanding at End of Period              0

Opportunities - 126035

                                      A15

                                                   2002           2001          2000
                                                   ----           ----          ----
      ING CAPITAL GUARDIAN SMALL CAP
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.73
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING DEVELOPING WORLD
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.70
          Number of Accumulation Units
             Outstanding at End of Period          5,950

      ING EAGLE ASSET VALUE EQUITY
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.62
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING FMR/SM/ DIVERSIFIED MID-CAP
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.47
          Number of Accumulation Units
             Outstanding at End of Period            243

      ING GET FUND - SERIES S
          AUV at Beginning of Period              $10.00
          AUV at End of Period                    $10.03
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING GET FUND - SERIES T
          AUV at Beginning of Period              $10.00
          AUV at End of Period                    $10.07
          Number of Accumulation Units
             Outstanding at End of Period         19,504

      ING GET FUND - SERIES U
          AUV at Beginning of Period              $10.00 (8)
          AUV at End of Period                    $10.00
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING GOLDMAN SACHS INTERNET TOLLKEEPER
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.41
          Number of Accumulation Units
             Outstanding at End of Period          1,329

      ING HARD ASSETS
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.82
          Number of Accumulation Units
             Outstanding at End of Period            240

      ING INTERNATIONAL EQUITY
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.79
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING JANUS GROWTH AND INCOME
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.72
          Number of Accumulation Units
             Outstanding at End of Period          6,270

      ING JANUS SPECIAL EQUITY
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.63
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING JENNISON EQUITY OPPORTUNITY
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.75
          Number of Accumulation Units
             Outstanding at End of Period              0

Opportunities - 126035

                                      A16

                                                   2002           2001          2000
                                                   ----           ----          ----
      ING JP MORGAN FLEMING INTERNATIONAL
      ENHANCED EAFE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.75
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING JP MORGAN FLEMING SMALLCAP
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.48
          Number of Accumulation Units
             Outstanding at End of Period         11,333

      ING LIQUID ASSETS
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.98
          Number of Accumulation Units
             Outstanding at End of Period         14,647

      ING MARSICO GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.77
          Number of Accumulation Units
             Outstanding at End of Period          2,873

      ING MERCURY FOCUS VALUE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.17
          Number of Accumulation Units
             Outstanding at End of Period            223

      ING MERCURY FUNDAMENTAL GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.44
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING MFS MID CAP GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.76
          Number of Accumulation Units
             Outstanding at End of Period          1,466

      ING MFS RESEARCH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.71
          Number of Accumulation Units
             Outstanding at End of Period          2,961

      ING MFS TOTAL RETURN
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.04
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING PIMCO CORE BOND
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.25
          Number of Accumulation Units
             Outstanding at End of Period          6,368

      ING SALOMON BROTHERS ALL CAP
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.53
          Number of Accumulation Units
             Outstanding at End of Period          2,247

      ING SALOMON BROTHERS INVESTORS
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.75
          Number of Accumulation Units
             Outstanding at End of Period          5,609

      ING T. ROWE PRICE CAPITAL APPRECIATION
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.00
          Number of Accumulation Units
             Outstanding at End of Period         11,784

Opportunities - 126035

                                      A17

                                                   2002           2001          2000
                                                   ----           ----          ----
      ING T. ROWE PRICE EQUITY INCOME
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.82
          Number of Accumulation Units
             Outstanding at End of Period         18,286

      ING VAN KAMPEN COMSTOCK
          AUV at Beginning of Period              $10.00 (6)
          AUV at End of Period                     $8.29
          Number of Accumulation Units
             Outstanding at End of Period            283

      ING VAN KAMPEN EQUITY GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.63
          Number of Accumulation Units
             Outstanding at End of Period         15,788

      ING VAN KAMPEN GLOBAL FRANCHISE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.51
          Number of Accumulation Units
             Outstanding at End of Period          1,167

      ING VAN KAMPEN GROWTH & INCOME
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.78
          Number of Accumulation Units
             Outstanding at End of Period         10,566

      ING VAN KAMPEN REAL ESTATE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.60
          Number of Accumulation Units
             Outstanding at End of Period          2,275

      ING VP BOND PORTFOLIO
          AUV at Beginning of Period              $10.00 (6)
          AUV at End of Period                    $10.63
          Number of Accumulation Units
             Outstanding at End of Period         88,275

      ING VP GROWTH OPPORTUNITIES
          AUV at Beginning of Period               $7.78         $10.00 (4)
          AUV at End of Period                     $5.24          $7.78
          Number of Accumulation Units
             Outstanding at End of Period        157,971         50,783

      ING VP MAGNACAP
          AUV at Beginning of Period               $9.34         $10.00 (4)
          AUV at End of Period                     $7.07          $9.34
          Number of Accumulation Units
             Outstanding at End of Period        153,013         28,170

      ING VP SMALLCAP OPPORTUNITIES
          AUV at Beginning of Period               $8.32         $10.00 (4)
          AUV at End of Period                     $4.60          $8.32
          Number of Accumulation Units
             Outstanding at End of Period        563,709        111,946

      ING VP WORLDWIDE GROWTH
          AUV at Beginning of Period               $6.99          $8.74        $10.00 (2)
          AUV at End of Period                     $5.17          $6.99         $8.74
          Number of Accumulation Units
             Outstanding at End of Period        322,466        158,546        39,547

      INVESCO VIF HEALTH SCIENCES
          AUV at Beginning of Period              $10.26         $10.00 (5)
          AUV at End of Period                     $7.62         $10.26
          Number of Accumulation Units
             Outstanding at End of Period        183,978          7,400

Opportunities - 126035

                                      A18

                                                   2002           2001          2000
                                                   ----           ----          ----
      INVESCO VIF LEISURE FUND
          AUV at Beginning of Period              $10.00 (6)
          AUV at End of Period                     $8.43
          Number of Accumulation Units
             Outstanding at End of Period         65,382

      INVESCO VIF FINANCIAL SERVICES
          AUV at Beginning of Period               $9.35         $10.00 (5)
          AUV at End of Period                     $7.83          $9.35
          Number of Accumulation Units
             Outstanding at End of Period        200,146          5,433

      INVESCO VIF UTILITIES
          AUV at Beginning of Period               $8.10         $10.00 (5)
          AUV at End of Period                     $6.35          $8.10
          Number of Accumulation Units
             Outstanding at End of Period         51,660          1,002

      JENNISON PORTFOLIO
          AUV at Beginning of Period               $6.27          $7.83        $10.00 (2)
          AUV at End of Period                     $4.24          $6.27         $7.83
          Number of Accumulation Units
             Outstanding at End of Period        522,740        201,082        15,840

      PIONEER FUND VCT
          AUV at Beginning of Period               $9.37         $10.00 (5)
          AUV at End of Period                     $7.44          $9.37
          Number of Accumulation Units
             Outstanding at End of Period        184,119          9,738

      PIONEER MID CAP VALUE VCT
          AUV at Beginning of Period              $10.71         $10.00 (5)
          AUV at End of Period                     $9.34         $10.71
          Number of Accumulation Units
             Outstanding at End of Period        338,220          6,577

      PROFUND VP BULL
          AUV at Beginning of Period               $8.88         $10.00 (4)
          AUV at End of Period                     $6.64          $8.88
          Number of Accumulation Units
             Outstanding at End of Period        127,500         92,175

      PROFUND VP EUROPE 30
          AUV at Beginning of Period               $8.25         $10.00 (4)
          AUV at End of Period                     $6.03          $8.25
          Number of Accumulation Units
             Outstanding at End of Period         64,316         14,668

      PROFUND VP SMALL CAP
          AUV at Beginning of Period               $9.41         $10.00 (4)
          AUV at End of Period                     $7.18          $9.41
          Number of Accumulation Units
             Outstanding at End of Period        236,886         18,943

      SP JENNISON INTERNATIONAL GROWTH
          AUV at Beginning of Period               $5.39          $8.56        $10.00 (3)
          AUV at End of Period                     $4.09          $5.39         $8.56
          Number of Accumulation Units
             Outstanding at End of Period        243,445        109,344         3,557

      FOOTNOTES
      (1)  Fund First Available during January 2000
      (2)  Fund First Available during May 2000
      (3)  Fund First Available during October 2000
      (4)  Fund First Available during May 2001
      (5)  Fund First Available during November 2001
      (6)  Fund First Available during May 2002
      (7)  Fund First Available during September 2002
      (8)  Fund First Available during December 2002

Opportunities - 126035

                                      A19

                                                   2002           2001          2000           1999          1998
                                                   ----           ----          ----           ----          ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.70 %

      AIM VI DENT DEMOGRAPHIC
          AUV at Beginning of Period              $10.99         $10.00 (5)
          AUV at End of Period                     $7.32         $10.99
          Number of Accumulation Units
             Outstanding at End of Period         94,534         51,753

      FIDELITY VIP EQUITY-INC
          AUV at Beginning of Period               $9.58         $10.00 (5)
          AUV at End of Period                     $7.80          $9.58
          Number of Accumulation Units
             Outstanding at End of Period        338,456              0

      FIDELITY VIP GROWTH
          AUV at Beginning of Period               $9.26 (6)
          AUV at End of Period                     $6.34
          Number of Accumulation Units
             Outstanding at End of Period        256,321

      PIMCO HIGH YIELD PORTFOLIO
          AUV at Beginning of Period               $9.99          $9.93        $10.19        $10.06         $10.00 (1)
          AUV at End of Period                     $9.70          $9.99         $9.93        $10.19         $10.06
          Number of Accumulation Units
             Outstanding at End of Period      5,428,136      5,191,930     4,861,886     5,486,600      1,558,466

      ING AIM MID CAP GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.64
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING ALLIANCE MID CAP GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.45
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING CAPITAL GUARDIAN LARGE CAP VALUE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.26
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING CAPITAL GUARDIAN MANAGED GLOBAL
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.23
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING CAPITAL GUARDIAN SMALL CAP
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.72
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING DEVELOPING WORLD
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.70
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING EAGLE ASSET VALUE EQUITY
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.62
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING FMR/SM/ DIVERSIFIED MID-CAP
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.47
          Number of Accumulation Units
             Outstanding at End of Period              0

Opportunities - 126035

                                      A20

                                                   2002           2001          2000           1999          1998
                                                   ----           ----          ----           ----          ----
      ING GET FUND - SERIES S
          AUV at Beginning of Period              $10.00
          AUV at End of Period                    $10.02
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING GET FUND - SERIES T
          AUV at Beginning of Period              $10.00
          AUV at End of Period                    $10.07
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING GET FUND - SERIES U
          AUV at Beginning of Period              $10.00 (8)
          AUV at End of Period                    $10.00
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING GOLDMAN SACHS INTERNET TOLLKEEPER
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.41
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING HARD ASSETS
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.82
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING INTERNATIONAL EQUITY
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.79
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING JANUS GROWTH AND INCOME
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.72
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING JANUS SPECIAL EQUITY
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.62
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING JENNISON EQUITY OPPORTUNITY
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.74
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING JP MORGAN FLEMING INTERNATIONAL
      ENHANCED EAFE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.75
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING JP MORGAN FLEMING SMALLCAP
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.48
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING LIQUID ASSETS
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.98
          Number of Accumulation Units
             Outstanding at End of Period              0

Opportunities - 126035

                                      A21

                                                   2002           2001          2000           1999          1998
                                                   ----           ----          ----           ----          ----
      ING MARSICO GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.77
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING MERCURY FOCUS VALUE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.16
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING MERCURY FUNDAMENTAL GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.44
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING MFS MID CAP GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.76
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING MFS RESEARCH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.71
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING MFS TOTAL RETURN
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.03
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING PIMCO CORE BOND
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.25
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING SALOMON BROTHERS ALL CAP
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.52
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING SALOMON BROTHERS INVESTORS
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.75
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING T. ROWE PRICE CAPITAL APPRECIATION
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.00
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING T. ROWE PRICE EQUITY INCOME
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.82
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING VAN KAMPEN COMSTOCK
          AUV at Beginning of Period              $10.00 (6)
          AUV at End of Period                     $8.28
          Number of Accumulation Units
             Outstanding at End of Period              0

Opportunities - 126035

                                      A22

                                                   2002           2001          2000           1999          1998
                                                   ----           ----          ----           ----          ----
      ING VAN KAMPEN EQUITY GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.63
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING VAN KAMPEN GLOBAL FRANCHISE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.51
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING VAN KAMPEN GROWTH & INCOME
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.78
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING VAN KAMPEN REAL ESTATE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.60
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING VP BOND PORTFOLIO
          AUV at Beginning of Period              $10.00 (6)
          AUV at End of Period                    $10.62
          Number of Accumulation Units
             Outstanding at End of Period        707,083

      ING VP GROWTH OPPORTUNITIES
          AUV at Beginning of Period               $7.78         $10.00 (4)
          AUV at End of Period                     $5.23          $7.78
          Number of Accumulation Units
             Outstanding at End of Period        151,543         51,380

      ING VP MAGNACAP
          AUV at Beginning of Period               $9.33         $10.00 (4)
          AUV at End of Period                     $7.07          $9.33
          Number of Accumulation Units
             Outstanding at End of Period        125,575         76,114

      ING VP SMALLCAP OPPORTUNITIES
          AUV at Beginning of Period               $8.31         $10.00 (4)
          AUV at End of Period                     $4.60          $8.31
          Number of Accumulation Units
             Outstanding at End of Period        483,573        188,338

      ING VP WORLDWIDE GROWTH
          AUV at Beginning of Period               $6.99          $8.74        $10.00 (2)
          AUV at End of Period                     $5.16          $6.99         $8.74
          Number of Accumulation Units
             Outstanding at End of Period        361,647        247,751        28,853

      INVESCO VIF HEALTH SCIENCES
          AUV at Beginning of Period              $10.26         $10.00 (5)
          AUV at End of Period                     $7.62         $10.26
          Number of Accumulation Units
             Outstanding at End of Period        493,958        367,187

      INVESCO VIF LEISURE FUND
          AUV at Beginning of Period              $10.00 (6)
          AUV at End of Period                     $8.42
          Number of Accumulation Units
             Outstanding at End of Period         30,007

      INVESCO VIF FINANCIAL SERVICES
          AUV at Beginning of Period               $9.35         $10.00 (5)
          AUV at End of Period                     $7.82          $9.35
          Number of Accumulation Units
             Outstanding at End of Period        182,155         45,911

Opportunities - 126035

                                      A23

                                                   2002           2001          2000           1999          1998
                                                   ----           ----          ----           ----          ----
      INVESCO VIF UTILITIES
          AUV at Beginning of Period               $8.10         $10.00 (5)
          AUV at End of Period                     $6.34          $8.10
          Number of Accumulation Units
             Outstanding at End of Period        103,374          6,689

      JENNISON PORTFOLIO
          AUV at Beginning of Period               $6.26          $7.83        $10.00 (2)
          AUV at End of Period                     $4.24          $6.26         $7.83
          Number of Accumulation Units
             Outstanding at End of Period        840,344      1,001,520        75,572

      PIONEER FUND VCT
          AUV at Beginning of Period               $9.37         $10.00 (5)
          AUV at End of Period                     $7.44          $9.37
          Number of Accumulation Units
             Outstanding at End of Period        297,005         27,155

      PIONEER Mid Cap Value VCT
          AUV at Beginning of Period              $10.71         $10.00 (5)
          AUV at End of Period                     $9.33         $10.71
          Number of Accumulation Units
             Outstanding at End of Period        796,390         55,679

      PROFUND VP BULL
          AUV at Beginning of Period               $8.88         $10.00 (4)
          AUV at End of Period                     $6.63          $8.88
          Number of Accumulation Units
             Outstanding at End of Period        342,070        353,534

      PROFUND VP EUROPE 30
          AUV at Beginning of Period               $8.25         $10.00 (4)
          AUV at End of Period                     $6.02          $8.25
          Number of Accumulation Units
             Outstanding at End of Period        181,953         13,357

      PROFUND VP SMALL CAP
          AUV at Beginning of Period               $9.41         $10.00 (4)
          AUV at End of Period                     $7.17          $9.41
          Number of Accumulation Units
             Outstanding at End of Period        499,606        128,298

      SP JENNISON INTERNATIONAL GROWTH
          AUV at Beginning of Period               $5.39          $8.56        $10.00 (3)
          AUV at End of Period                     $4.09          $5.39         $8.56
          Number of Accumulation Units
             Outstanding at End of Period        393,654        214,255        15,695

      FOOTNOTES
      (1)  Fund First Available during May 1998
      (2)  Fund First Available during May 2000
      (3)  Fund First Available during October 2000
      (4)  Fund First Available during May 2001
      (5)  Fund First Available during November 2001
      (6)  Fund First Available during May 2002
      (7)  Fund First Available during September 2002
      (8)  Fund First Available during December 2002

Opportunities - 126035

                                      A24

                                                   2002           2001          2000
                                                   ----           ----          ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.75 %

      AIM VI DENT DEMOGRAPHIC
          AUV at Beginning of Period              $10.99         $10.00 (5)
          AUV at End of Period                     $7.31         $10.99
          Number of Accumulation Units
             Outstanding at End of Period         76,299          4,183

      FIDELITY VIP EQUITY-INC
          AUV at Beginning of Period               $9.57         $10.00 (5)
          AUV at End of Period                     $7.79          $9.57
          Number of Accumulation Units
             Outstanding at End of Period        139,297              0

      FIDELITY VIP GROWTH
          AUV at Beginning of Period               $9.26 (6)
          AUV at End of Period                     $6.34
          Number of Accumulation Units
             Outstanding at End of Period        138,235

      PIMCO HIGH YIELD PORTFOLIO
          AUV at Beginning of Period               $9.97          $9.92        $10.10 (1)
          AUV at End of Period                     $9.68          $9.97         $9.92
          Number of Accumulation Units
             Outstanding at End of Period      1,004,330        489,627        64,046

      ING AIM MID CAP GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.63
          Number of Accumulation Units
             Outstanding at End of Period          1,319

      ING ALLIANCE MID CAP GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.45
          Number of Accumulation Units
             Outstanding at End of Period          6,840

      ING CAPITAL GUARDIAN LARGE CAP VALUE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.26
          Number of Accumulation Units
             Outstanding at End of Period          9,364

      ING CAPITAL GUARDIAN MANAGED GLOBAL
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.23
          Number of Accumulation Units
             Outstanding at End of Period          3,121

      ING CAPITAL GUARDIAN SMALL CAP
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.72
          Number of Accumulation Units
             Outstanding at End of Period          1,153

      ING DEVELOPING WORLD
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.70
          Number of Accumulation Units
             Outstanding at End of Period            504

      ING EAGLE ASSET VALUE EQUITY
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.62
          Number of Accumulation Units
             Outstanding at End of Period          4,121

      ING FMR/SM/ DIVERSIFIED MID-CAP
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.47
          Number of Accumulation Units
             Outstanding at End of Period         12,592

Opportunities - 126035

                                      A25

                                                   2002           2001          2000
                                                   ----           ----          ----
      ING GET FUND - SERIES S
          AUV at Beginning of Period              $10.00
          AUV at End of Period                    $10.02
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING GET FUND - SERIES T
          AUV at Beginning of Period              $10.00
          AUV at End of Period                    $10.06
          Number of Accumulation Units
             Outstanding at End of Period        171,909

      ING GET FUND - SERIES U
          AUV at Beginning of Period              $10.00 (8)
          AUV at End of Period                    $10.00
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING GOLDMAN SACHS INTERNET TOLLKEEPER
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.40
          Number of Accumulation Units
             Outstanding at End of Period              0

      ING HARD ASSETS
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.82
          Number of Accumulation Units
             Outstanding at End of Period          7,945

      ING INTERNATIONAL EQUITY
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.79
          Number of Accumulation Units
             Outstanding at End of Period          7,028

      ING JANUS GROWTH AND INCOME
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.72
          Number of Accumulation Units
             Outstanding at End of Period         24,717

      ING JANUS SPECIAL EQUITY
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.62
          Number of Accumulation Units
             Outstanding at End of Period          3,627

      ING JENNISON EQUITY OPPORTUNITY
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.74
          Number of Accumulation Units
             Outstanding at End of Period          2,429

      ING JP MORGAN FLEMING INTERNATIONAL
      ENHANCED EAFE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.75
          Number of Accumulation Units
             Outstanding at End of Period          9,209

      ING JP MORGAN FLEMING SMALLCAP
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.48
          Number of Accumulation Units
             Outstanding at End of Period         12,803

      ING LIQUID ASSETS
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.98
          Number of Accumulation Units
             Outstanding at End of Period         65,112

Opportunities - 126035

                                      A26

                                                   2002           2001          2000
                                                   ----           ----          ----
      ING MARSICO GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.76
          Number of Accumulation Units
             Outstanding at End of Period          2,205

      ING MERCURY FOCUS VALUE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.16
          Number of Accumulation Units
             Outstanding at End of Period          1,253

      ING MERCURY FUNDAMENTAL GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.44
          Number of Accumulation Units
             Outstanding at End of Period          6,209

      ING MFS MID CAP GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.76
          Number of Accumulation Units
             Outstanding at End of Period         11,583

      ING MFS RESEARCH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.71
          Number of Accumulation Units
             Outstanding at End of Period          5,729

      ING MFS TOTAL RETURN
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.03
          Number of Accumulation Units
             Outstanding at End of Period         42,679

      ING PIMCO CORE BOND
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.25
          Number of Accumulation Units
             Outstanding at End of Period         48,273

      ING SALOMON BROTHERS ALL CAP
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.52
          Number of Accumulation Units
             Outstanding at End of Period          8,124

      ING SALOMON BROTHERS INVESTORS
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.75
          Number of Accumulation Units
             Outstanding at End of Period          2,589

      ING T. ROWE PRICE CAPITAL APPRECIATION
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                    $10.00
          Number of Accumulation Units
             Outstanding at End of Period         51,408

      ING T. ROWE PRICE EQUITY INCOME
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.82
          Number of Accumulation Units
             Outstanding at End of Period         21,139

      ING VAN KAMPEN COMSTOCK
          AUV at Beginning of Period              $10.00 (6)
          AUV at End of Period                     $8.28
          Number of Accumulation Units
             Outstanding at End of Period         29,823

Opportunities - 126035

                                      A27

                                                   2002           2001          2000
                                                   ----           ----          ----
      ING VAN KAMPEN EQUITY GROWTH
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.63
          Number of Accumulation Units
             Outstanding at End of Period          2,059

      ING VAN KAMPEN GLOBAL FRANCHISE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.51
          Number of Accumulation Units
             Outstanding at End of Period         26,238

      ING VAN KAMPEN GROWTH & INCOME
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.78
          Number of Accumulation Units
             Outstanding at End of Period         20,751

      ING VAN KAMPEN REAL ESTATE
          AUV at Beginning of Period              $10.00 (7)
          AUV at End of Period                     $9.60
          Number of Accumulation Units
             Outstanding at End of Period          9,555

      ING VP BOND PORTFOLIO
          AUV at Beginning of Period              $10.00 (6)
          AUV at End of Period                    $10.62
          Number of Accumulation Units
             Outstanding at End of Period        218,867

      ING VP GROWTH OPPORTUNITIES
          AUV at Beginning of Period               $7.77         $10.00 (4)
          AUV at End of Period                     $5.23          $7.77
          Number of Accumulation Units
             Outstanding at End of Period        149,495         27,449

      ING VP MAGNACAP
          AUV at Beginning of Period               $9.33         $10.00 (4)
          AUV at End of Period                     $7.06          $9.33
          Number of Accumulation Units
             Outstanding at End of Period        102,496         24,770

      ING VP SMALLCAP OPPORTUNITIES
          AUV at Beginning of Period               $8.31         $10.00 (4)
          AUV at End of Period                     $4.59          $8.31
          Number of Accumulation Units
             Outstanding at End of Period        454,391         79,268

      ING VP WORLDWIDE GROWTH
          AUV at Beginning of Period               $6.98          $8.73        $10.00 (2)
          AUV at End of Period                     $5.16          $6.98         $8.73
          Number of Accumulation Units
             Outstanding at End of Period        349,870        169,312         7,369

      INVESCO VIF HEALTH SCIENCES
          AUV at Beginning of Period              $10.26         $10.00 (5)
          AUV at End of Period                     $7.61         $10.26
          Number of Accumulation Units
             Outstanding at End of Period        271,524         16,016

      INVESCO VIF LEISURE FUND
          AUV at Beginning of Period              $10.00 (6)
          AUV at End of Period                     $8.42
          Number of Accumulation Units
             Outstanding at End of Period         41,608

      INVESCO VIF FINANCIAL SERVICES
          AUV at Beginning of Period               $9.35         $10.00 (5)
          AUV at End of Period                     $7.82          $9.35
          Number of Accumulation Units
             Outstanding at End of Period        110,702          3,522

Opportunities - 126035

                                      A28

                                                   2002           2001          2000
                                                   ----           ----          ----
      INVESCO VIF UTILITIES
          AUV at Beginning of Period               $8.09         $10.00 (5)
          AUV at End of Period                     $6.34          $8.09
          Number of Accumulation Units
             Outstanding at End of Period         94,266          3,860

      JENNISON PORTFOLIO
          AUV at Beginning of Period               $6.26          $7.83        $10.00 (2)
          AUV at End of Period                     $4.23          $6.26         $7.83
          Number of Accumulation Units
             Outstanding at End of Period        565,739        273,112        19,630

      PIONEER FUND VCT
          AUV at Beginning of Period               $9.37         $10.00 (5)
          AUV at End of Period                     $7.43          $9.37
          Number of Accumulation Units
             Outstanding at End of Period        135,708          2,197

      PIONEER MID CAP VALUE VCT
          AUV at Beginning of Period              $10.71         $10.00 (5)
          AUV at End of Period                     $9.32         $10.71
          Number of Accumulation Units
             Outstanding at End of Period        218,154          5,378

      PROFUND VP BULL
          AUV at Beginning of Period               $8.87         $10.00 (4)
          AUV at End of Period                     $6.63          $8.87
          Number of Accumulation Units
             Outstanding at End of Period        185,752         27,580

      PROFUND VP EUROPE 30
          AUV at Beginning of Period               $8.25         $10.00 (4)
          AUV at End of Period                     $6.02          $8.25
          Number of Accumulation Units
             Outstanding at End of Period        105,639         38,959

      PROFUND VP SMALL CAP
          AUV at Beginning of Period               $9.41         $10.00 (4)
          AUV at End of Period                     $7.17          $9.41
          Number of Accumulation Units
             Outstanding at End of Period        182,536         19,151

      SP JENNISON INTERNATIONAL GROWTH
          AUV at Beginning of Period               $5.39          $8.56        $10.00 (3)
          AUV at End of Period                     $4.08          $5.39         $8.56
          Number of Accumulation Units
             Outstanding at End of Period        235,553        146,027         7,516

      FOOTNOTES
      (1)  Fund First Available during January 2000
      (2)  Fund First Available during May 2000
      (3)  Fund First Available during October 2000
      (4)  Fund First Available during May 2001
      (5)  Fund First Available during November 2001
      (6)  Fund First Available during May 2002
      (7)  Fund First Available during September 2002
      (8)  Fund First Available during December 2002

Opportunities - 126035

                                      A29

                                                   2002           2001
                                                   ----           ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.85 %

      AIM VI DENT DEMOGRAPHIC
          AUV at Beginning of Period             $10.98       $10.00 (3)
          AUV at End of Period                    $7.30       $10.98
          Number of Accumulation Units
             Outstanding at End of Period       132,571        7,384

      FIDELITY VIP EQUITY-INC
          AUV at Beginning of Period              $9.57       $10.00 (3)
          AUV at End of Period                    $7.78        $9.57
          Number of Accumulation Units
             Outstanding at End of Period        70,754            0

      FIDELITY VIP GROWTH
          AUV at Beginning of Period              $9.25 (4)
          AUV at End of Period                    $6.33
          Number of Accumulation Units
             Outstanding at End of Period       147,715

      PIMCO HIGH YIELD PORTFOLIO
          AUV at Beginning of Period              $9.93        $9.91 (1)
          AUV at End of Period                    $9.63        $9.93
          Number of Accumulation Units
             Outstanding at End of Period       624,872      217,554

      ING AIM MID CAP GROWTH
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                    $9.63
          Number of Accumulation Units
             Outstanding at End of Period           314

      ING ALLIANCE MID CAP GROWTH
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                   $10.45
          Number of Accumulation Units
             Outstanding at End of Period         5,101

      ING CAPITAL GUARDIAN LARGE CAP VALUE
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                   $10.25
          Number of Accumulation Units
             Outstanding at End of Period        14,142

      ING CAPITAL GUARDIAN MANAGED GLOBAL
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                   $10.23
          Number of Accumulation Units
             Outstanding at End of Period         1,727

      ING CAPITAL GUARDIAN SMALL CAP
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                    $9.72
          Number of Accumulation Units
             Outstanding at End of Period        26,473

      ING DEVELOPING WORLD
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                    $9.70
          Number of Accumulation Units
             Outstanding at End of Period         1,185

      ING EAGLE ASSET VALUE EQUITY
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                    $9.61
          Number of Accumulation Units
             Outstanding at End of Period         2,677

      ING FMR/SM/ DIVERSIFIED MID-CAP
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                    $9.47
          Number of Accumulation Units
             Outstanding at End of Period         4,138

Opportunities - 126035

                                      A30

                                                   2002           2001
                                                   ----           ----
      ING GET FUND - SERIES S
          AUV at Beginning of Period             $10.00
          AUV at End of Period                   $10.02
          Number of Accumulation Units
             Outstanding at End of Period             0

      ING GET FUND - SERIES T
          AUV at Beginning of Period             $10.00
          AUV at End of Period                   $10.06
          Number of Accumulation Units
             Outstanding at End of Period        95,839

      ING GET FUND - SERIES U
          AUV at Beginning of Period             $10.00 (8)
          AUV at End of Period                    $9.99
          Number of Accumulation Units
             Outstanding at End of Period             0

      ING GOLDMAN SACHS INTERNET TOLLKEEPER
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                   $10.40
          Number of Accumulation Units
             Outstanding at End of Period         3,455

      ING HARD ASSETS
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                    $9.82
          Number of Accumulation Units
             Outstanding at End of Period           511

      ING INTERNATIONAL EQUITY
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                    $9.79
          Number of Accumulation Units
             Outstanding at End of Period        16,650

      ING JANUS GROWTH AND INCOME
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                    $9.71
          Number of Accumulation Units
             Outstanding at End of Period         9,122

      ING JANUS SPECIAL EQUITY
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                    $9.62
          Number of Accumulation Units
             Outstanding at End of Period             0

      ING JENNISON EQUITY OPPORTUNITY
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                    $9.74
          Number of Accumulation Units
             Outstanding at End of Period           861

      ING JP MORGAN FLEMING INTERNATIONAL
      ENHANCED EAFE
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                    $9.74
          Number of Accumulation Units
             Outstanding at End of Period         3,747

      ING JP MORGAN FLEMING SMALLCAP
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                    $9.48
          Number of Accumulation Units
             Outstanding at End of Period        17,168

      ING LIQUID ASSETS
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                    $9.98
          Number of Accumulation Units
             Outstanding at End of Period        58,442

Opportunities - 126035

                                      A31

                                                   2002           2001
                                                   ----           ----
      ING MARSICO GROWTH
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                    $9.76
          Number of Accumulation Units
             Outstanding at End of Period             0

      ING MERCURY FOCUS VALUE
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                   $10.16
          Number of Accumulation Units
             Outstanding at End of Period         3,259

      ING MERCURY FUNDAMENTAL GROWTH
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                    $9.44
          Number of Accumulation Units
             Outstanding at End of Period         1,179

      ING MFS MID CAP GROWTH
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                    $9.75
          Number of Accumulation Units
             Outstanding at End of Period        40,596

      ING MFS RESEARCH
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                    $9.70
          Number of Accumulation Units
             Outstanding at End of Period        21,659

      ING MFS TOTAL RETURN
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                   $10.03
          Number of Accumulation Units
             Outstanding at End of Period        18,244

      ING PIMCO CORE BOND
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                   $10.24
          Number of Accumulation Units
             Outstanding at End of Period        10,048

      ING SALOMON BROTHERS ALL CAP
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                    $9.52
          Number of Accumulation Units
             Outstanding at End of Period         4,916

      ING SALOMON BROTHERS INVESTORS
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                    $9.74
          Number of Accumulation Units
             Outstanding at End of Period        22,299

      ING T. ROWE PRICE CAPITAL APPRECIATION
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                    $9.99
          Number of Accumulation Units
             Outstanding at End of Period        15,784

      ING T. ROWE PRICE EQUITY INCOME
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                    $9.81
          Number of Accumulation Units
             Outstanding at End of Period        10,928

      ING VAN KAMPEN COMSTOCK
          AUV at Beginning of Period             $10.00 (4)
          AUV at End of Period                    $8.27
          Number of Accumulation Units
             Outstanding at End of Period       105,501

Opportunities - 126035

                                      A32

                                                   2002           2001
                                                   ----           ----
      ING VAN KAMPEN EQUITY GROWTH
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                    $9.63
          Number of Accumulation Units
             Outstanding at End of Period        29,215

      ING VAN KAMPEN GLOBAL FRANCHISE
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                    $9.51
          Number of Accumulation Units
             Outstanding at End of Period        17,516

      ING VAN KAMPEN GROWTH & INCOME
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                    $9.78
          Number of Accumulation Units
             Outstanding at End of Period        25,612

      ING VAN KAMPEN REAL ESTATE
          AUV at Beginning of Period             $10.00 (5)
          AUV at End of Period                    $9.60
          Number of Accumulation Units
             Outstanding at End of Period         4,638

      ING VP BOND PORTFOLIO
          AUV at Beginning of Period             $10.00 (4)
          AUV at End of Period                   $10.61
          Number of Accumulation Units
             Outstanding at End of Period       564,471

      ING VP GROWTH OPPORTUNITIES
          AUV at Beginning of Period              $7.77       $10.00 (2)
          AUV at End of Period                    $5.22        $7.77
          Number of Accumulation Units
             Outstanding at End of Period       109,759       52,668

      ING VP MAGNACAP
          AUV at Beginning of Period              $9.33       $10.00 (2)
          AUV at End of Period                    $7.05        $9.33
          Number of Accumulation Units
             Outstanding at End of Period       108,902       19,437

      ING VP SMALLCAP OPPORTUNITIES
          AUV at Beginning of Period              $8.31       $10.00 (2)
          AUV at End of Period                    $4.59        $8.31
          Number of Accumulation Units
             Outstanding at End of Period       374,677      141,397

      ING VP WORLDWIDE GROWTH
          AUV at Beginning of Period              $6.97        $8.62 (1)
          AUV at End of Period                    $5.14        $6.97
          Number of Accumulation Units
             Outstanding at End of Period       382,518       75,723

      INVESCO VIF HEALTH SCIENCES
          AUV at Beginning of Period             $10.25       $10.00 (3)
          AUV at End of Period                    $7.60       $10.25
          Number of Accumulation Units
             Outstanding at End of Period       306,734       81,775

      INVESCO VIF LEISURE FUND
          AUV at Beginning of Period             $10.00 (4)
          AUV at End of Period                    $8.41
          Number of Accumulation Units
             Outstanding at End of Period        94,574

      INVESCO VIF FINANCIAL SERVICES
          AUV at Beginning of Period              $9.35       $10.00 (3)
          AUV at End of Period                    $7.81        $9.35
          Number of Accumulation Units
             Outstanding at End of Period        91,598          677

Opportunities - 126035

                                      A33

                                                   2002           2001
                                                   ----           ----
      INVESCO VIF UTILITIES
          AUV at Beginning of Period              $8.09       $10.00 (3)
          AUV at End of Period                    $6.33        $8.09
          Number of Accumulation Units
             Outstanding at End of Period        34,606        1,176

      JENNISON PORTFOLIO
          AUV at Beginning of Period              $6.25        $7.55 (1)
          AUV at End of Period                    $4.22        $6.25
          Number of Accumulation Units
             Outstanding at End of Period       259,117      107,206

      PIONEER FUND VCT
          AUV at Beginning of Period              $9.37       $10.00 (3)
          AUV at End of Period                    $7.42        $9.37
          Number of Accumulation Units
             Outstanding at End of Period        79,240          161

      PIONEER Mid Cap Value VCT
          AUV at Beginning of Period             $10.71       $10.00 (3)
          AUV at End of Period                    $9.31       $10.71
          Number of Accumulation Units
             Outstanding at End of Period       245,270        6,479

      PROFUND VP BULL
          AUV at Beginning of Period              $8.87       $10.00 (2)
          AUV at End of Period                    $6.62        $8.87
          Number of Accumulation Units
             Outstanding at End of Period       114,753       15,636

      PROFUND VP EUROPE 30
          AUV at Beginning of Period              $8.24       $10.00 (2)
          AUV at End of Period                    $6.00        $8.24
          Number of Accumulation Units
             Outstanding at End of Period        13,789        6,318

      PROFUND VP SMALL CAP
          AUV at Beginning of Period              $9.40       $10.00 (2)
          AUV at End of Period                    $7.16        $9.40
          Number of Accumulation Units
             Outstanding at End of Period       114,433       21,722

      SP JENNISON INTERNATIONAL GROWTH
          AUV at Beginning of Period              $5.38        $8.37 (1)
          AUV at End of Period                    $4.07        $5.38
          Number of Accumulation Units
             Outstanding at End of Period        98,449       19,406

      FOOTNOTES
      (1)  Fund First Available during January 2001
      (2)  Fund First Available during May 2001
      (3)  Fund First Available during November 2001
      (4)  Fund First Available during May 2002
      (5)  Fund First Available during September 2002
      (6)  Fund First Available during December 2002

Opportunities - 126035

                                      A34

--------------------------------------------------------------------------------
APPENDIX B
--------------------------------------------------------------------------------

                            THE INVESTMENT PORTFOLIOS

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.


---------------------------------------------------------------------------------------------------
LIST OF FUND NAME CHANGES
---------------------------------------------------------------------------------------------------
FORMER FUND NAME                                  CURRENT FUND NAME
---------------------------------------------------------------------------------------------------
All Cap Series                                    ING Salomon Brothers All Cap Portfolio
---------------------------------------------------------------------------------------------------
Asset Allocation Growth Series                    ING UBS U.S. Balanced Portfolio
---------------------------------------------------------------------------------------------------
Capital Growth Series                             ING Alliance Mid-Cap Growth Portfolio
---------------------------------------------------------------------------------------------------
Capital Guardian Small Cap Series                 ING Capital Guardian Small Cap Portfolio
---------------------------------------------------------------------------------------------------
Core Bond Series                                  ING PIMCO Core Bond Portfolio
---------------------------------------------------------------------------------------------------
Developing World Series                           ING Developing World Portfolio
---------------------------------------------------------------------------------------------------
Diversified Mid-Cap Series                        ING FMR/SM/ Diversified Mid-Cap Portfolio
---------------------------------------------------------------------------------------------------
Equity Growth Series                              ING Van Kampen Equity Growth Portfolio
---------------------------------------------------------------------------------------------------
Equity Income Series                              ING T. Rowe Price Equity Income Portfolio
---------------------------------------------------------------------------------------------------
Equity Opportunity Series                         ING Jennison Equity Opportunities Portfolio
---------------------------------------------------------------------------------------------------
Focus Value Series                                ING Mercury Focus Value Portfolio
---------------------------------------------------------------------------------------------------
Fully Managed Series                              ING T. Rowe Price Capital Appreciation Portfolio
---------------------------------------------------------------------------------------------------
Fundamental Growth Focus Series                   ING Mercury Fundamental Growth Portfolio
---------------------------------------------------------------------------------------------------
Global Franchise Series                           ING Van Kampen Global Franchise Portfolio
---------------------------------------------------------------------------------------------------
Growth Series                                     ING Marsico Growth Portfolio
---------------------------------------------------------------------------------------------------
Hard Assets Series                                ING Hard Assets Portfolio
---------------------------------------------------------------------------------------------------
ING GET Fund                                      ING GET U.S. Core Portfolio
---------------------------------------------------------------------------------------------------
International Enhanced EAFE Series                ING JPMorgan Fleming International Enhanced
                                                  EAFE Portfolio
---------------------------------------------------------------------------------------------------
International Equity Series                       ING International Portfolio
---------------------------------------------------------------------------------------------------
Internet TollkeeperSM Series                      ING Goldman Sachs Internet TollkeeperSM Portfolio
---------------------------------------------------------------------------------------------------
Investors Series                                  ING Salomon Brothers Investors Portfolio
---------------------------------------------------------------------------------------------------

Opportunities - 126035

                                       B1

---------------------------------------------------------------------------------------------------
LIST OF FUND NAME CHANGES
---------------------------------------------------------------------------------------------------
FORMER FUND NAME                                  CURRENT FUND NAME
---------------------------------------------------------------------------------------------------
J.P. Morgan Fleming Small Cap Equity Series       ING JPMorgan Fleming Small Cap Equity Portfolio
---------------------------------------------------------------------------------------------------
Janus Growth and Income Series                    ING Janus Growth and Income Portfolio
---------------------------------------------------------------------------------------------------
Large Cap Value Series                            ING Capital Guardian Large Cap Value Portfolio
---------------------------------------------------------------------------------------------------
Limited Maturity Bond Series                      ING Limited Maturity Bond Portfolio
---------------------------------------------------------------------------------------------------
Liquid Assets Series                              ING Liquid Assets Portfolio
---------------------------------------------------------------------------------------------------
Managed Global Series                             ING Capital Guardian Managed Global Portfolio
---------------------------------------------------------------------------------------------------
Mid-Cap Growth Series                             ING MFS Mid-Cap Growth Portfolio
---------------------------------------------------------------------------------------------------
Real Estate Series                                ING Van Kampen Real Estate Portfolio
---------------------------------------------------------------------------------------------------
Research Series                                   ING MFS Research Portfolio
---------------------------------------------------------------------------------------------------
Special Situations Series                         ING Janus Special Equity Portfolio
---------------------------------------------------------------------------------------------------
Strategic Equity Series                           ING AIM Mid-Cap Growth Portfolio
---------------------------------------------------------------------------------------------------
Total Return Series                               ING MFS Total Return Portfolio
---------------------------------------------------------------------------------------------------
Value Equity Series                               ING Eagle Asset Value Equity Portfolio
---------------------------------------------------------------------------------------------------
Van Kampen Growth and Income Series               ING Van Kampen Growth and Income Portfolio
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING INVESTORS TRUST
--------------------------------------------------------------------------------
ING AIM MID-CAP GROWTH                    Seeks capital appreciation. The
  PORTFOLIO (Service Class) (formerly     Portfolio seeks to meet its objective
  Strategic Equity Series)                by investing, normally, at least 80%
                                          of its assets in equity securities of
  INVESTMENT ADVISER:                     mid-capitalization companies.
    Directed Services, Inc.
  INVESTMENT SUBADVISER:
    A I M Capital Management, Inc.
--------------------------------------------------------------------------------
ING ALLIANCE MID-CAP GROWTH PORTFOLIO     Seeks long-term total return. The
  (Service Class) (formerly Capital       Portfolio invests primarily in common
  Growth Series)                          stocks of middle capitalization
                                          companies. The Portfolio normally
  INVESTMENT ADVISER:                     invests substantially all of its
    Directed Services, Inc.               assets in high-quality common stocks
  INVESTMENT SUBADVISER:                  that Alliance expects to increase in
    Alliance Capital Management L.P.      value.
--------------------------------------------------------------------------------
ING CAPITAL GUARDIAN LARGE CAP VALUE      Seeks long-term growth of capital and
  PORTFOLIO (Service Class) (formerly     income. The Portfolio Manager seeks to
  Large Cap Value Series)                 achieve the Portfolio's investment
                                          objective by investing, under normal
  INVESTMENT ADVISER:                     market conditions, at least 80% of its
    Directed Services, Inc.               assets in equity and equity-related
  INVESTMENT SUBADVISER:                  securities of companies with market
    Capital Guardian Trust Company        capitalizations greater than $1
                                          billion at the time of investment.
--------------------------------------------------------------------------------

Opportunities - 126035

                                       B2

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING CAPITAL GUARDIAN MANAGED GLOBAL       Seeks capital appreciation. Current
  PORTFOLIO (Service Class) (formerly     income is only an incidental
  Managed Global Series)                  consideration. This portfolio is not
                                          diversified. The Portfolio invests
  INVESTMENT ADVISER:                     primarily in common stocks traded in
    Directed Services, Inc.               securities markets throughout the
  INVESTMENT SUBADVISER:                  world. The Portfolio may invest up to
    Capital Guardian Trust Company        100% of its total assets in securities
                                          traded in securities markets outside
                                          the United States. The Portfolio
                                          generally invests at least 65% of its
                                          total assets in at least three
                                          different countries, one of which may
                                          be the United States.
--------------------------------------------------------------------------------
ING CAPITAL GUARDIAN SMALL CAP            Seeks long-term capital appreciation.
  PORTFOLIO (Service Class) (formerly     The Portfolio invests at least 80% of
  Capital Guardian Small Cap Series)      its assets in equity securities of
                                          small capitalization ("small-cap")
  INVESTMENT ADVISER:                     companies.
    Directed Services, Inc.
  INVESTMENT SUBADVISER:
    Capital Guardian Trust Company
--------------------------------------------------------------------------------
ING DEVELOPING WORLD PORTFOLIO            Seeks capital appreciation. The
  (Service Class) (formerly Developing    Portfolio invests primarily in the
  World Series)                           equity securities of companies in
                                          "emerging market countries." The
  INVESTMENT ADVISER:                     Portfolio normally invests in at least
    Directed Services, Inc.               six emerging market countries with no
  INVESTMENT SUBADVISER:                  more than 35% of its assets in any one
    Baring International Investment       country, measured at the time of
    Limited                               investment.
--------------------------------------------------------------------------------
ING EAGLE ASSET VALUE EQUITY PORTFOLIO    Seeks capital appreciation. Dividend
  (Service Class) (formerly Value         income is a secondary objective. The
  Equity Series)                          Portfolio normally invests at least
                                          80% of its assets in equity securities
  INVESTMENT ADVISER:                     of domestic and foreign issuers that
    Directed Services, Inc.               meet quantitative standards relating
  INVESTMENT SUBADVISER:                  to financial soundness and high
    Eagle Asset Management, Inc.          intrinsic value relative to price.
--------------------------------------------------------------------------------
ING FMR/SM/ DIVERSIFIED MID-CAP PORTFOLIO Seeks long-term growth of capital. The
  (Service Class) (formerly               Portfolio Manager normally invests the
  Diversified Mid-Cap Series)             Portfolio's assets primarily in common
                                          stocks. The Portfolio Manager normally
  INVESTMENT ADVISER:                     invests at least 80% of the
    Directed Services, Inc.               Portfolio's assets in securities of
  INVESTMENT SUBADVISER:                  companies with medium market
    Fidelity Management & Research Co.    capitalizations.
--------------------------------------------------------------------------------
ING GOLDMAN SACHS INTERNET                Seeks long-term growth of capital. The
  TOLLKEEPERSM PORTFOLIO* (Service        Portfolio invests, under normal
  Class) (formerly Internet Tollkeeper    circumstances, at least 80% of its net
  Series)                                 assets plus any borrowings for
  *Goldman Sachs Internet TollkeeperSM    investment purposes (measured at time
  is a service mark of Goldman Sachs &    of investment) in equity investments
  Co                                      in "Internet Tollkeeper" companies,
                                          which are companies in the media,
  INVESTMENT ADVISER:                     telecommunications, technology and
    Directed Services, Inc.               internet sectors, which provide
  INVESTMENT SUBADVISER:.                 access, infrastructure, content and
    Goldman Sachs Asset Management, L.P.  services to internet companies and internet users.
--------------------------------------------------------------------------------
ING HARD ASSETS PORTFOLIO (Service        A nondiversified Portfolio that seeks
  Class) (formerly Hard Assets Series)    long-term capital appreciation. The
                                          Portfolio normally invests at least
  INVESTMENT ADVISER:                     80% of its assets in the equities of
    Directed Services, Inc.               producers of commodities.
  INVESTMENT SUBADVISER:
    Baring International Investment
    Limited
--------------------------------------------------------------------------------

Opportunities - 126035

                                       B3

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING INTERNATIONAL PORTFOLIO (Service      Seeks long-term growth of capital.
  Class) (formerly International          Under normal conditions, the Portfolio
  Equity Series)                          invests at least 80% of its net assets
                                          and borrowings for investment purposes
  INVESTMENT ADVISER:                     in equity securities of issuers
    Directed Services, Inc.               located in countries outside of the
  INVESTMENT SUBADVISER:                  United States.
    ING Investments, LLC
--------------------------------------------------------------------------------
ING JANUS GROWTH AND INCOME PORTFOLIO     Seeks long-term capital growth and
  (Service Class) (formerly Janus         current income. The Portfolio normally
  Growth and Income Series)               emphasizes investments in common
                                          stocks. It will normally invest up to
  INVESTMENT ADVISER:                     75% of its assets in equity securities
    Directed Services, Inc.               selected primarily for their growth
  INVESTMENT SUBADVISER:                  potential, and at least 25% of its
    Janus Capital Management  LLC         assets in securities the Portfolio
                                          Manager believes have income
                                          potential. Because of this investment
                                          strategy, the Portfolio is not
                                          designed for investors who need
                                          consistent income.
--------------------------------------------------------------------------------
ING JANUS SPECIAL EQUITY PORTFOLIO        A nondiversified Portfolio that seeks
  (Service Class) (formerly Special       capital appreciation. The Portfolio
  Situations Series)                      invests, under normal circumstances,
                                          at least 80% of its net assets (plus
  INVESTMENT ADVISER:                     borrowings for investment purposes) in
    Directed Services, Inc.               equity securities with the potential
  INVESTMENT SUBADVISER:                  for long-term growth of capital.
    Janus Capital Management  LLC
--------------------------------------------------------------------------------
ING JENNISON EQUITY OPPORTUNITIES         Seeks long-term capital growth. The
  PORTFOLIO (Service Class) (formerly     Portfolio normally invests at least
  Equity Opportunity Series)              80% of its net assets (plus any
                                          borrowings for investment purposes) in
  INVESTMENT ADVISER:                     attractively valued equity securities
    Directed Services, Inc.               of companies with current or emerging
  INVESTMENT SUBADVISER:                  earnings growth the Portfolio Manager
    Jennison Associates LLC               believes to be not fully appreciated
                                          or recognized by the market.
--------------------------------------------------------------------------------
ING JPMORGAN FLEMING INTERNATIONAL        A nondiversified Portfolio that seeks
  ENHANCED EAFE PORTFOLIO (Service        total return from long-term capital
  Class) (formerly International          growth and income. Under normal
  Enhanced EAFE Series)                   conditions, the Portfolio will invest
                                          at least 80% of its total assets in a
  INVESTMENT ADVISER:                     broad portfolio of equity securities
    Directed Services, Inc.               of established foreign companies of
  INVESTMENT SUBADVISER:                  various sizes, including foreign
    J.P. Morgan Fleming Asset             subsidiaries of U..S. companies, based
    Management (London) Limited           in countries that are represented in
                                          the Morgan Stanley Capital
                                          International, Europe, Australia and
                                          Far East Index (the "EAFE Index").
--------------------------------------------------------------------------------
ING JPMORGAN FLEMING SMALL CAP EQUITY     A nondiversified Portfolio that seeks
  PORTFOLIO (Service Class) (formerly     capital growth over the long term.
  JP Morgan Fleming Small Cap Equity      Under normal market conditions, the
  Series)                                 Portfolio invests at least 80% of its
                                          total assets in equity securities of
  INVESTMENT ADVISER:                     small-cap companies.
    Directed Services, Inc.
  INVESTMENT SUBADVISER:
    J.P. Morgan Fleming Asset
    Management (USA) Inc.
--------------------------------------------------------------------------------
ING LIMITED MATURITY BOND PORTFOLIO       Seeks highest current income
  (Service Class) (formerly Limited       consistent with low risk to principal
  Maturity Bond Series)                   and liquidity. Secondarily seeks to
                                          enhance total return when market
  INVESTMENT ADVISER:                     factors indicate capital appreciation
    Directed Services, Inc.               may be available without significant
  INVESTMENT SUBADVISER:                  risk to principal. The Portfolio seeks
    ING Investment Management LLC         to achieve its investment objective by
                                          investing under normal circumstances
                                          at least 80% of its net assets (plus
                                          borrowing for investment purposes) in
                                          a diversified portfolio of bonds that
                                          are primarily limited maturity debt
                                          securities.
--------------------------------------------------------------------------------

Opportunities - 126035

                                       B4

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING LIQUID ASSETS PORTFOLIO (Service      Seeks high level of current income
  Class) (formerly Liquid Asset           consistent with the preservation of
  Series)                                 capital and liquidity. The Portfolio
                                          Manager strives to maintain a stable
  INVESTMENT ADVISER:                     $1 per share net asset value and its
    Directed Services, Inc.               investment strategy focuses on safety
  INVESTMENT SUBADVISER:                  of principal, liquidity and yield, in
    ING Investment Management LLC         order of importance, to achieve this
                                          goal.
--------------------------------------------------------------------------------
ING MARSICO GROWTH PORTFOLIO (Service     Seeks capital appreciation. The
  Class) (formerly Growth Series)         Portfolio invests primarily in equity
                                          securities selected for their growth
  INVESTMENT ADVISER:                     potential. The Portfolio may invest in
    Directed Services, Inc.               companies of any size, from larger,
  INVESTMENT SUBADVISER:                  well-established companies to smaller,
    Marsico Capital Management, LLC       emerging growth companies.
--------------------------------------------------------------------------------
ING MERCURY FOCUS VALUE PORTFOLIO         Seeks long-term growth of capital. The
  (Service Class) (formerly Focus         Portfolio tries to achieve its
  Value Series)                           investment objective by investing
                                          primarily in a diversified portfolio
  INVESTMENT ADVISER:                     consisting of equity securities that
    Directed Services, Inc.               the Portfolio Manager believes are
  INVESTMENT SUBADVISER:                  undervalued relative to its assessment
    Mercury Advisors                      of the current or prospective
                                          condition of the issuer.
--------------------------------------------------------------------------------
ING MERCURY FUNDAMENTAL GROWTH            Seeks long-term growth of capital. The
  PORTFOLIO (Service Class) (formerly     Portfolio invests in a diversified
  Fundamental Growth Series)              portfolio consisting primarily of
                                          common stocks. The Portfolio will
  INVESTMENT ADVISER:                     generally invest at least 65% of its
    Directed Services, Inc.               total assets in the following equity
  INVESTMENT SUBADVISER:                  securities: common stock, convertible
    Mercury Advisors                      preferred stock, securities
                                          convertible into common stock and
                                          rights and warrants to subscribe to
                                          common stock.
--------------------------------------------------------------------------------
ING MFS MID-CAP GROWTH PORTFOLIO          A nondiversified Portfolio that seeks
  (Service Class) (formerly Mid-Cap       long-term growth of capital. The
  Growth Series)                          Portfolio normally invests at least
                                          80% of its net assets in common stocks
  INVESTMENT ADVISER:                     and related securities (such as
    Directed Services, Inc.               preferred stocks, convertible
  INVESTMENT SUBADVISER:                  securities and depositary receipts) of
    Massachusetts Financial Services      companies with medium market
    Company                               capitalizations (or "mid-cap
                                          companies") which the Portfolio
                                          Manager believes have above-average
                                          growth potential.
--------------------------------------------------------------------------------
ING MFS RESEARCH PORTFOLIO (Service       Seeks long-term growth of capital and
  Class) (formerly Research Series)       future income. The Portfolio normally
                                          invests at least 80% of its net assets
  INVESTMENT ADVISER:                     in common stocks and related
    Directed Services, Inc.               securities (such as preferred stocks,
  INVESTMENT SUBADVISER:                  convertible securities and depositary
    Massachusetts Financial Services      receipts). The Portfolio focuses on
    Company                               companies that the Portfolio Manager
                                          believes have favorable prospects for
                                          long-term growth, attractive
                                          valuations based on current and
                                          expected earnings or cash flow,
                                          dominant or growing market share and
                                          superior management.
--------------------------------------------------------------------------------
ING MFS TOTAL RETURN PORTFOLIO            Seeks above-average income (compared
  (Service Class) (formerly Total         to a portfolio entirely invested in
  Return Series)                          equity securities) consistent with the
                                          prudent employment of capital.
  INVESTMENT ADVISER:                     Secondarily seeks reasonable
    Directed Services, Inc.               opportunity for growth of capital and
  INVESTMENT SUBADVISER:                  income. The Portfolio is a "balanced
    Massachusetts Financial Services      fund," and invests in a combination of
    Company                               equity and fixed income securities.
--------------------------------------------------------------------------------

Opportunities - 126035

                                       B5

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING PIMCO CORE BOND PORTFOLIO (Service    Seeks maximum total return, consistent
  Class) (formerly Core Bond Series)      with preservation of capital and
                                          prudent investment management. The
  INVESTMENT ADVISER:                     Portfolio is diversified and seeks to
    Directed Services, Inc.               achieve its investment objective by
  INVESTMENT SUBADVISER:                  investing under normal circumstances
    Pacific Investment Management         at least 80% of its net assets (plus
    Company LLC                           borrowings for investment purposes) in
                                          a diversified portfolio of fixed
                                          income instruments of varying
                                          maturities.
--------------------------------------------------------------------------------
ING SALOMON BROTHERS ALL CAP PORTFOLIO    A nondiversified Portfolio that seeks
  (Service Class) (formerly All Cap       capital appreciation through
  Series)                                 investment in securities which the
                                          Subadviser believes have above-average
  INVESTMENT ADVISER:                     capital appreciation potential. The
    Directed Services, Inc.               Portfolio invests primarily in common
  INVESTMENT SUBADVISER:                  stocks and common stock equivalents,
    Salomon Brothers Asset Management     such as preferred stocks and
    Inc.                                  securities convertible into common
                                          stocks, of companies the Portfolio
                                          Manager believes are undervalued in
                                          the marketplace.
--------------------------------------------------------------------------------
ING SALOMON BROTHERS INVESTORS            Seeks long-term growth of capital.
  PORTFOLIO (Service Class) (formerly     Secondarily seeks current income. The
  Investors Series)                       Portfolio invests primarily in equity
                                          securities of U.S. companies. The
  INVESTMENT ADVISER:                     Portfolio may also invest in other
    Directed Services, Inc.               equity securities. To a lesser degree,
  INVESTMENT SUBADVISER:                  the Portfolio invests in income
    Salomon Brothers Asset Management     producing securities such as debt
    Inc.                                  securities.
--------------------------------------------------------------------------------
ING T. ROWE PRICE CAPITAL APPRECIATION    Seeks, over the long-term, a high
  PORTFOLIO (Service Class) (formerly     total investment return, consistent
  Fully Managed Series)                   with the preservation of capital and
                                          prudent investment risk. The Portfolio
  INVESTMENT ADVISER:                     pursues an active asset allocation
    Directed Services, Inc.               strategy whereby investments are
  INVESTMENT SUBADVISER:                  allocated among three asset classes -
    T. Rowe Price Associates, Inc.        equity securities, debt securities and
                                          money market instruments.
--------------------------------------------------------------------------------
ING T. ROWE PRICE EQUITY INCOME           Seeks substantial dividend income as
  PORTFOLIO (Service Class) (formerly     well as long-term growth of capital.
  Equity Income Series)                   The Portfolio normally invests at
                                          least 80% of its assets in common
  INVESTMENT ADVISER:                     stocks, with 65% in the common stocks
    Directed Services, Inc.               of well-established companies paying
  INVESTMENT SUBADVISER:                  above-average dividends. The Portfolio
    T. Rowe Price Associates, Inc.        may also invest in convertible
                                          securities, warrants and preferred
                                          stocks.
--------------------------------------------------------------------------------
ING UBS U.S. BALANCED PORTFOLIO           Seeks to maximize total return over
  (Service Class) (formerly Asset         the long term by allocating its assets
  Allocation Growth Series)               among stocks, bonds, short-term
                                          instruments and other investments. The
  INVESTMENT ADVISER:                     Portfolio Manager allocates the
    Directed Services, Inc.               Portfolio's assets among the following
  INVESTMENT SUBADVISER:                  classes, or types, of investments:
    UBS Global Asset Management           stocks, bonds, and short-term money
    (Americas) Inc.                       market debt obligations.
--------------------------------------------------------------------------------
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO    Seeks long-term capital appreciation.
  (Service Class) (formerly Equity        The Portfolio Manager seeks to
  Growth Series)                          maximize long-term capital
                                          appreciation by investing primarily in
  INVESTMENT ADVISER:                     growth-oriented equity securities of
    Directed Services, Inc.               large-capitalization U.S. and, to a
  INVESTMENT SUBADVISER:                  limited extent, foreign companies that
    Van Kampen                            are listed on U.S. exchanges or traded
                                          in U.S. markets.
--------------------------------------------------------------------------------

Opportunities - 126035

                                       B6

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING VAN KAMPEN GLOBAL FRANCHISE           A nondiversified Portfolio that seeks
  PORTFOLIO (Service Class) (formerly     long-term capital appreciation. The
  Global Franchise Series)                Portfolio Manager seeks long-term
                                          capital appreciation by investing
  INVESTMENT ADVISER:                     primarily in equity securities of
    Directed Services, Inc.               issuers located throughout the world
  INVESTMENT SUBADVISER:                  that it believes have, among other
    Van Kampen                            things, resilient business franchises
                                          and growth potential. The Portfolio
                                          may invest of in the securities of
                                          companies of any size.
--------------------------------------------------------------------------------
ING VAN KAMPEN GROWTH AND INCOME          Seeks long-term growth of capital and
  PORTFOLIO (Service Class) (formerly     income. Under normal market
  Van Kampen Growth and Income Series)    conditions, the Portfolio Manager
                                          seeks to achieve the Portfolio's
  INVESTMENT ADVISER:                     investment objective by investing
    Directed Services, Inc.               primarily in what it believes to be
  INVESTMENT SUBADVISER:                  income-producing equity securities,
    Van Kampen                            including common stocks and
                                          convertible securities; although
                                          investments are also made in
                                          non-convertible preferred stocks and
                                          debt securities rated "investment
                                          grade," which are securities rated
                                          within the four highest grades
                                          assigned by Standard & Poor's ("S&P")
                                          or by Moody's Investors Service, Inc.
                                          ("Moody's").
--------------------------------------------------------------------------------
ING VAN KAMPEN REAL ESTATE PORTFOLIO      A nondiversified Portfolio that seeks
  (Service Class) (formerly Real          capital appreciation. Secondarily
  Estate Series)                          seeks current income. The Portfolio
                                          invests at least 80% of its assets in
  INVESTMENT ADVISER:                     equity securities of companies in the
    Directed Services, Inc.               U.S. real estate industry that are
  INVESTMENT SUBADVISER:                  listed on national exchanges or the
    Van Kampen                            National Association of Securities
                                          Dealers Automated Quotation System
                                          ("NASDAQ").
--------------------------------------------------------------------------------
ING GET FUND
--------------------------------------------------------------------------------
ING GET U.S. CORE PORTFOLIO               Seeks to achieve maximum total return
  (formerly ING GET Fund)                 and minimal exposure of the Series'
                                          assets to a market value loss, by
  INVESTMENT ADVISER:                     participating, to the extent possible
    Aeltus Investment  Management,        in favorable equity market performance
    Inc.                                  during the Guarantee Period. The
                                          Series will not implement an
                                          "investment strategy" in any
                                          conventional sense. Rather, the
                                          Series' asset allocation strategy
                                          seeks to optimize the exposure of the
                                          Series to the Equity Component while
                                          protecting Series' assets. Assets
                                          allocated to the Equity Component may
                                          be reduced or eliminated in order to
                                          conserve assets at a level equal to or
                                          above the present value of the
                                          Guarantee.
--------------------------------------------------------------------------------
ING PARTNERS, INC.
--------------------------------------------------------------------------------
ING VAN KAMPEN COMSTOCK PORTFOLIO         Seeks capital growth and income.
  (Service Class)                         Invests in a portfolio of equity
                                          securities, including common stocks,
  INVESTMENT ADVISER:                     preferred stocks and securities
    ING Life Insurance and Annuity        convertible into common and preferred
    Company                               stocks.
  INVESTMENT SUBADVISER:
    Van Kampen
--------------------------------------------------------------------------------

Opportunities - 126035

                                       B7

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
ING VP WORLDWIDE GROWTH PORTFOLIO         Seeks long-term capital appreciation.
  (Service Class)                         A nondiversified Portfolio that under
                                          normal conditions, invests at least
  INVESTMENT ADVISER:                     65% of net assets in equity securities
    ING Investments, LLC                  of issuers located in at least three
                                          countries, one of which may be the
                                          U.S. Generally invests at least 75% of
                                          total assets in common and preferred
                                          stocks, warrants and convertible
                                          securities.
--------------------------------------------------------------------------------
ING VARIABLE PRODUCT PORTFOLIOS
--------------------------------------------------------------------------------
ING VP BOND PORTFOLIO (Class S)           Seeks to maximize total return as is
                                          consistent with reasonable risk,
  INVESTMENT ADVISER:                     through investment in a diversified
    ING Investments, LLC                  portfolio consisting of debt
  INVESTMENT SUBADVISER:                  securities. Under normal market
    Aeltus Investment Management, Inc.    conditions, invests at least 80% of
                                          net assets in high-grade corporate
                                          bonds, mortgage-related and other
                                          asset-backed securities, and
                                          securities issued or guaranteed by the
                                          U.S. Government, its agencies or
                                          instrumentalities. The Portfolio may
                                          invest up to 15% of total assets in
                                          high-yield instruments and up to 25%
                                          of total assets in foreign debt
                                          securities.
--------------------------------------------------------------------------------
ING VP INDEX PLUS LARGECAP PORTFOLIO      Seeks to outperform the total return
  (Class S)                               performance of the Standard & Poor's
                                          500 Composite Index (S&P 500), while
  INVESTMENT ADVISER:                     maintaining a market level of risk.
    ING Investments, LLC                  Invests at least 80% of net assets in
  INVESTMENT SUBADVISER:                  stocks included in the S&P 500. The
    Aeltus Investment Management, Inc.    subadviser's objective is to
                                          overweight those stocks in the S&P 500
                                          that they believe will outperform the
                                          index and underweight or avoid those
                                          stocks in the S&P 500 that they
                                          believe will underperform the index.
--------------------------------------------------------------------------------
ING VARIABLE PRODUCTS TRUST
--------------------------------------------------------------------------------
ING VP GROWTH OPPORTUNITIES PORTFOLIO     Seeks long-term growth of capital.
  (Service Shares)                        Invests primarily in common stock of
                                          U.S. companies that the portfolio
  INVESTMENT ADVISER:                     managers feel have above average
    ING Investments, LLC                  prospects for growth. Under normal
                                          market conditions, invests at least
                                          65% of total assets in securities
                                          purchased on the basis of the
                                          potential for capital appreciation.
                                          These securities may be from
                                          large-cap, mid-cap or small-cap
                                          companies.
--------------------------------------------------------------------------------
ING VP MAGNACAP PORTFOLIO                 Seeks growth of capital, with dividend
  (Service Shares)                        income as a secondary consideration.
                                          Under normal conditions, invests at
  INVESTMENT ADVISER:                     least 80% of assets in equity
    ING Investments, LLC                  securities that meet the following
                                          criteria: attractive valuation
                                          characteristics; dividends; and
                                          balance sheet strength. Normally,
                                          investments are generally in larger
                                          companies that are included in the
                                          largest 500 U.S. companies as measured
                                          by sales, earnings or assets.
--------------------------------------------------------------------------------

Opportunities - 126035

                                       B8

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING VP SMALLCAP OPPORTUNITIES             Seeks long-term capital appreciation.
  PORTFOLIO (Service Shares)              Normally invests at least 80% of
                                          assets in the common stock of smaller,
  INVESTMENT ADVISER:                     lesser-known U.S. companies that are
    ING Investments, LLC                  believed to have above average
                                          prospects for growth. For this
                                          Portfolio, smaller companies are those
                                          with market capitalizations that fall
                                          within the range of companies in the
                                          Russell 2000 Index.
--------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND     Seeks long-term growth of capital.
  (Series II)                             Seeks to meet its objective by
                                          investing in securities of companies
  INVESTMENT ADVISER:                     that are likely to benefit from
    A I M Advisors, Inc.                  changing demographic, economic and
  INVESTMENT SUBADVISER:                  lifestyle trends. These securities may
    H.S. Dent Advisors, Inc.              include common stocks, convertible
                                          bonds, convertible preferred stocks
                                          and warrants of companies within a
                                          broad range of market capitalizations.
--------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS PORTFOLIO
--------------------------------------------------------------------------------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO   Seeks reasonable income. Also
  (Service Class 2)                       considers the potential for capital
                                          appreciation. Seeks to achieve a yield
  INVESTMENT ADVISER:                     which exceeds the composite yield on
    Fidelity Management & Research Co.    the securities comprising the Standard
  INVESTMENT SUBADVISER: Subadviser:      & Poor's 500 Index. Normally invests
    FMR Co., Inc.                         at least 80% of total assets in
                                          income-producing equity securities
                                          (which tends to lead to investments in
                                          large cap "value" stocks).
--------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO          Seeks to achieve capital appreciation.
  (Service Class 2)                       Normally invests primarily in common
                                          stocks of companies the investment
  INVESTMENT ADVISER:                     adviser believes have above-average
    Fidelity Management & Research Co.    growth potential (often called
  INVESTMENT SUBADVISER:                  "growth" stocks).
    Subadviser: FMR Co., Inc.
--------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
INVESCO VIF -- FINANCIAL SERVICES FUND    Seeks capital growth. The Fund
                                          normally invests at least 80% of its
  INVESTMENT ADVISER:                     net assets in the equity securities
    INVESCO Variable Investment           and equity-related instruments of
      Funds, Inc.                         companies involved in the financial
  INVESTMENT SUBADVISER:                  services sector. These companies
    INVESCO Funds Group, Inc.             include, but are not limited to, banks
                                          (regional and money centers),
                                          insurance companies (life, property
                                          and casualty, and multiline),
                                          investment and miscellaneous
                                          industries (asset managers, brokerage
                                          firms, and government sponsored
                                          agencies) and suppliers to financial
                                          services companies. At any given time,
                                          20% of the Fund's assets is not
                                          required to be invested in the sector.
                                          In general, the Fund emphasizes
                                          companies that INVESCO believes are
                                          strongly managed and will generate
                                          above-average long-term capital
                                          appreciation.
--------------------------------------------------------------------------------

Opportunities - 126035

                                       B9

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
INVESCO VIF -- HEALTH SCIENCES FUND       Seeks capital growth by normally
                                          investing at least 80% of its net
  INVESTMENT ADVISER:                     assets in the equity securities and
    INVESCO Variable Investment           equity-related instruments of
      Funds, Inc.                         companies that develop, produce, or
  INVESTMENT SUBADVISER:                  distribute products or services
    INVESCO Funds Group, Inc.             related to health care. These
                                          companies include, but are not limited
                                          to, medical equipment or supplies,
                                          pharmaceuticals, biotechnology, and
                                          health care providers and services
                                          companies. At any given time, 20% of
                                          the Fund's assets is not required to
                                          be invested in the sector.
--------------------------------------------------------------------------------
INVESCO VIF -- LEISURE FUND               Seeks capital growth. The Fund
                                          normally invests at least 80% of its
  INVESTMENT ADVISER:                     net assets in the equity securities
    INVESCO Variable Investment           and equity-related instruments of
    Funds, Inc.                           companies engaged in the design,
  INVESTMENT SUBADVISER:                  production, and distribution of
    INVESCO Funds Group, Inc.             products related the leisure
                                          activities. These industries include,
                                          but are not limited to, hotels/gaming,
                                          publishing, advertising, beverages,
                                          audio/video, broadcasting-radio/TV,
                                          cable & satellite operators, cable &
                                          satellite programmers, motion pictures
                                          & TV, recreation services/
                                          entertainment, retail, and toys. At
                                          any given time, 20% of the Fund's
                                          assets is not required to be invested
                                          in the sector.
--------------------------------------------------------------------------------
INVESCO VIF -- UTILITIES FUND             Seeks capital growth. It also seeks
                                          current income. The Fund normally
  INVESTMENT ADVISER:                     invests at least 80% of its net assets
    INVESCO Variable Investment           in the equity securities and
    Funds, Inc.                           equity-related instruments of
  INVESTMENT SUBADVISER:                  companies engaged in utilities-related
    INVESCO Funds Group, Inc.             industries. These include, but are not
                                          limited to, companies that produce,
                                          generate, transmit, or distribute
                                          natural gas or electricity, as well as
                                          in companies that provide
                                          telecommunications services, including
                                          local, long distance and wireless. A
                                          portion of the Fund's assets are not
                                          required to be invested in the sector.
--------------------------------------------------------------------------------
LIBERTY VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
COLONIAL SMALL CAP VALUE FUND             Seeks long-term growth by investing
                                          primarily in small capitalization
  INVESTMENT ADVISER:                     equities.
    Colonial Management Advisers, Inc.
--------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
HIGH YIELD PORTFOLIO                      Seeks maximum total return, consistent
                                          with preservation of capital and
  INVESTMENT ADVISER:                     prudent investment management.
    Pacific Investment Management Co.
--------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PIONEER FUND VCT PORTFOLIO (Class II      Seeks reasonable income and capital
  Shares)                                 growth. Invests in a broad list of
                                          carefully selected, reasonably priced
  INVESTMENT ADVISER:                     securities rather than in securities
    Pioneer Investment Management, Inc.   whose prices reflect a premium
                                          resulting from their current market
                                          popularity. Invests the major portion
                                          of its assets in equity securities,
                                          primarily of U.S. issuers.
--------------------------------------------------------------------------------

Opportunities - 126035

                                      B10

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
PIONEER MID CAP VALUE VCT PORTFOLIO       Seeks capital appreciation by
  (Class II Shares)                       investing in a diversified portfolio
                                          of securities consisting primarily of
  INVESTMENT ADVISER:                     common stocks. Normally, invests at
    Pioneer Investment Management, Inc.   least 80% of total assets in equity
                                          securities of mid-size companies, that
                                          is, companies with market values
                                          within the range of market values of
                                          companies included in the Russell
                                          Midcap(R) Value Index.
--------------------------------------------------------------------------------
PRO FUNDS VP
--------------------------------------------------------------------------------
PROFUND VP BULL                           Seeks daily investment results, before
                                          fees and expenses, that correspond to
  INVESTMENT ADVISER:                     the daily performance of the S&P 500
    ProFund Advisors LLC                  Index.
--------------------------------------------------------------------------------
PROFUND VP SMALL-CAP                      Seeks daily investment results, before
                                          fees and expenses, that correspond to
  INVESTMENT ADVISER:                     the daily performance of the Russell
    ProFund Advisors LLC                  2000 Index.
--------------------------------------------------------------------------------
PROFUND VP EUROPE 30                      Seeks daily investment results, before
                                          fees and expenses, that correspond to
  INVESTMENT ADVISER:                     the daily performance of the ProFunds
    ProFund Advisors LLC                  Europe 30 Index.
--------------------------------------------------------------------------------
PRUDENTIAL SERIES FUND, INC.              Seeks to achieve long-term growth of
  JENNISON PORTFOLIO (Class II)           capital. Invests primarily in equity
                                          securities of major, established
  INVESTMENT ADVISER:                     corporations that the investment
    Prudential Investments LLC            adviser believes offer above-average
  INVESTMENT SUBADVISER:                  growth prospects. May invest up to 30%
    Jennison Associates LLC               of total assets in foreign securities.
                                          Normally invests 65% of total assets
                                          in common stocks and preferred stocks
                                          of companies with capitalization in
                                          excess of $1 billion.
--------------------------------------------------------------------------------
SP JENNISON INTERNATIONAL GROWTH          Seeks long-term growth of capital.
  PORTFOLIO (Class II)                    Invests in equity-related securities
                                          of foreign issuers that the subadviser
  INVESTMENT ADVISER:                     thinks will increase in value over a
    Prudential Investments LLC            period of years. Invests primarily in
  INVESTMENT SUBADVISER:                  the common stock of large and
    Jennison Associates LLC               medium-sized foreign companies. Under
                                          normal circumstances, invests at least
                                          65% of total assets in common stock of
                                          foreign companies operating or based
                                          in at least five different countries.
--------------------------------------------------------------------------------

Opportunities - 126035

                                      B11

--------------------------------------------------------------------------------
APPENDIX C
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                                FIXED ACCOUNT II

Fixed Account II ("Fixed Account") is an optional fixed interest allocation offered during the accumulation phase of your variable annuity contract between you and Golden American Life Insurance Company ("Golden American," the "Company," "we" or "our"). The Fixed Account, which is a segregated asset account of Golden American, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Allocation(s)). We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We currently offer Fixed Interest Allocations with guaranteed interest periods of 5, 7 and 10 years. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all contracts or in all states and the rates for a given guaranteed interest period may vary among contracts. We set the interest rates periodically. We may credit a different interest rate for each interest period. The interest you earn in the Fixed Account as well as your principal is guaranteed by Golden American, as long as you do not take your money out before the maturity date for the applicable interest period. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment ("Market Value Adjustment"). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. A surrender charge may also apply to withdrawals from your contract. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

For contracts sold in some states, not all Fixed Interest Allocations are available. You have a right to return a contract for a refund as described in the prospectus.

THE FIXED ACCOUNT

You may allocate premium payments and transfer your Contract value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the prospectus. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

Your Contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

GUARANTEED INTEREST RATES

Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. We cannot predict the level of future interest rates but no Fixed Interest Allocation will ever

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have a guaranteed interest rate declared of less than 3% per year. For more information see the prospectus for the Fixed Account.

TRANSFERS FROM A FIXED INTEREST ALLOCATION

You may transfer your Contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of Golden American's Separate Account B as described in the prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, cancelling dollar cost averaging will cause a transfer of the entire Contract value in such Fixed Interest Allocation to the Liquid Assets subaccount, and such a transfer will be subject to a Market Value Adjustment.

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect. See "Optional Riders" in the prospectus.

WITHDRAWALS FROM A FIXED INTEREST ALLOCATION

During the accumulation phase, you may withdraw a portion of your Contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and a contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Allocations during the period while the rider is in effect. See "Optional Riders" in the prospectus.

MARKET VALUE ADJUSTMENT

A Market Value Adjustment may decrease, increase or have no effect on your Contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your Contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

CONTRACT VALUE IN THE FIXED INTEREST ALLOCATIONS

On the contract date, the Contract value in any Fixed Interest Allocation in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Allocation. On each business day after the contract date, we calculate the amount of Contract value in each Fixed Interest Allocation as follows:

     (1) We take the Contract value in the Fixed Interest Allocation at the end of the preceding business day.

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     (2) We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day.

     (3)  We add (1) and

     (4)  We subtract from (3) any transfers from that Fixed Interest
          Allocation.

     (5) We subtract from (4) any withdrawals, and then subtract any contract fees (including any rider charges) and premium taxes.

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Allocation. The Contract value on the date of allocation will be the amount allocated. Several examples which illustrate how the Market Value Adjustment works are included in the prospectus for the Fixed Account

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Allocations, any Market Value Adjustment, and any surrender charge. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your Contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), and any optional benefit rider charge, and any other charges incurred but not yet deducted.

DOLLAR COST AVERAGING FROM FIXED INTEREST ALLOCATIONS

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of Contract value in Fixed Account Interest Allocations with a guaranteed interest period of 1 year or less. The Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Allocations or contract investment portfolio subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels. You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each contract year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

SUSPENSION OF PAYMENTS

We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

MORE INFORMATION

See the prospectus for Fixed Account II.

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APPENDIX D
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                             FIXED INTEREST DIVISION

A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by Golden American Life Insurance Company. The Fixed Interest Division is part of the Golden American General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated May 1, 2003. The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact our Customer Service Center at (800) 366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.

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APPENDIX E
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                 SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumes you made an initial premium payment of $10,000 and additional premium payments of $10,000 in each of the second and third contract years, for total premium payments under the Contract of $30,000. It also assumes a withdrawal at the end of the third contract year of 30% of the contract value of $35,000, that Standard Death Benefit was selected and that the applicable minimum required distribution ("MRD") is $2,000.

In this example, $3,500 (10% of contract value) is the maximum free withdrawal amount that you may withdraw without a surrender charge. The total amount withdrawn from the contract would be $10,500 ($35,000 x .30). Therefore, $7,000 (10,500 - 3,500) is considered an excess withdrawal of a part of the initial premium payment of $10,000 and would be subject to a 4% surrender charge of $280 ($7,000 x .04). The amount of the withdrawal paid to you will be $10,220 ($10,500 - $280).

If the MRD had been $4,000, instead of $2,000, the amount subject to the 4% surrender charge would be $6,500 ($10,500 - $4,000) and a surrender charge of $260 ($6,500 x .04) would apply. This example does not take into account any Market Value Adjustment or deduction of any premium taxes.

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APPENDIX F
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          WITHDRAWAL ADJUSTMENT FOR 7% SOLUTION DEATH BENEFIT EXAMPLES
                           FOR YR-2001 CONTRACT OWNERS

These examples assume that withdrawals have not exceeded 7% of premium in any year.

EXAMPLE #1: THE CONTRACT VALUE (AV) IS LOWER THAN THE DEATH BENEFIT

     Assume a premium payment of $100,000, AV at the time of withdrawal of $87,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro rata Withdrawal.

Calculate the Effect of the Withdrawal

     1.   The Special Withdrawal is $7,000 (7% of $100,000).

          MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

          AV after Special Withdrawal = $80,000 ($87,000 - $7,000)

          The Pro rata Withdrawal is $20,000 ($27,000 - $7,000).

     2.   Pro rata Withdrawal Adjustment to MGDB =
          $30,000 ($120,000 * ($20,000 / $80,000))

          MGDB after Pro rata Withdrawal = $90,000 ($120,000 - $30,000)

          AV after Pro rata Withdrawal = $60,000 ($80,000 - $20,000)

EXAMPLE #2: THE CONTRACT VALUE (AV) IS GREATER THAN THE DEATH BENEFIT

     Assume a premium payment of $100,000, AV at the time of withdrawal of $167,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro rata Withdrawal.

Calculate the Effect of the Withdrawal

     1.   The Special Withdrawal is $7,000 (7% of $100,000).

          MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

          AV after Special Withdrawal = $160,000 ($167,000 - $7,000)

          The Pro rata Withdrawal is $20,000 ($27,000 - $7,000).

     2.   Pro rata Withdrawal Adjustment to MGDB =
          $15,000 ($120,000 * ($20,000 / $160,000))

          MGDB after Pro rata Withdrawal = $105,000 ($120,000 - $15,000)

          AV after Pro rata Withdrawal = $140,000 ($160,000 - $20,000)

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EXAMPLE #3: THE CONTRACT VALUE (AV) IS EQUAL TO THE DEATH BENEFIT

     Assume a premium payment of $100,000, AV at the time of withdrawal of $127,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro rata Withdrawal.

Calculate the Effect of the Withdrawal

     1.   The Special Withdrawal is $7,000 (7% of $100,000).

          MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

          AV after Special Withdrawal = $120,000 ($127,000 - $7,000)

          The Pro rata Withdrawal is $20,000 ($27,000 - $7,000).

     2.   Pro rata Withdrawal Adjustment to MGDB =
          $20,000 ($120,000 * ($20,000 / $120,000))

          MGDB after Pro rata Withdrawal = $100,000 ($120,000 - $20,000)

          AV after Pro rata Withdrawal = $100,000 ($120,000 - $20,000)

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APPENDIX G
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               DEATH BENEFITS FOR CATEGORY YR-2001 CONTRACT OWNERS

The purpose of this Appendix G is to describe the death benefits applicable to contract owners in the Yr-2001 category. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A FULL DESCRIPTION OF YOUR DEATH BENEFIT OPTIONS AND OTHER CONTRACT FEATURES. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS. IF YOU ARE UNSURE OF WHICH CATEGORY APPLIES TO YOU, PLEASE CALL OUR CUSTOMER SERVICE CENTER. AS USED IN THIS APPENDIX G, "NON-SPECIAL FUNDS" HAS THE SAME MEANING AS "COVERED FUNDS" IN THE PROSPECTUS.

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

     1)   the contract value; and

     2)   the cash surrender value.

The STANDARD DEATH BENEFIT equals the GREATEST of the Base Death Benefit, the floor, and the SUM of:

     1)   the contract value allocated to Special Funds; and

     2) the Standard Minimum Guaranteed Death Benefit for amounts allocated to Non-Special Funds.

The Standard Minimum Guaranteed Death Benefit equals:

     1) the initial premium payment allocated to Special and Non-Special Funds, respectively;

     2) increased by premium payments and adjusted for transfers, allocated to Special and Non-Special Funds, respectively, after issue; and

     3) reduced by a pro rata adjustment for any withdrawal or transfer taken from the Special and Non-Special Funds, respectively.

     In the event of transfers from Special to Non-Special funds, the increase in the Minimum Guaranteed Death Benefit of the Non-Special Fund will equal the lesser of the reduction in the Minimum Guaranteed Death Benefit in the Special Fund and the contract value transferred. In the event of transfers from Non-Special to Special Funds, the increase in the Minimum Guaranteed Death Benefit of the Special Fund will equal the reduction in the Minimum Guaranteed Death Benefit in the Non-Special Fund.

THE FLOOR FOR THE DEATH BENEFIT IS the total premium payments made under the Contract reduced by a pro-rata adjustment for any withdrawal.

ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit and the Enhanced Death Benefit option elected. For purposes of calculating the Enhanced Death Benefits, certain investment portfolios, and the Fixed Account are designated as "Special Funds." For Contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; the ING VP Bond Portfolio; the ING Core Bond Portfolio; the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account. For Contracts issued before May 1, 2003, the ING VP Bond Portfolio and the ING Core Bond Portfolio are not designated as Special Funds.

We may, with 30 days notice to you, designate any investment portfolio as a Special Fund on existing contracts with respect to new

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premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund may limit or reduce the enhanced death benefit.

For the period during which a portion of the contract value is allocated to a Special Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The 7% SOLUTION ENHANCED DEATH BENEFIT, equals the GREATEST of:

     1)   the Standard Death Benefit;

     2)   the floor; and

     3) the sum of the contract value allocated to Special Funds and the 7% Solution Minimum Guaranteed Death Benefit for Non-Special Funds.

The 7% Solution Minimum Guaranteed Death Benefit for Special and Non-Special Funds equals the lesser of:

     1) premiums, adjusted for withdrawals and transfers, accumulated at 7% until the earlier of attainment of age 80 or reaching the cap (equal to 3 times all premium payments, as reduced by adjustments for withdrawals) and thereafter at 0%, subject to a floor as described below, and

     2)   the cap.

Withdrawals of up to 7% per year of cumulative premiums are referred to as special withdrawals. Special withdrawals reduce the 7% Solution Minimum Guaranteed Death Benefit by the amount of contract value withdrawn. For any other withdrawals (withdrawals in excess of the amount available as a special withdrawal), a pro rata adjustment to the 7% Solution Minimum Guaranteed Death Benefit is made. The amount of the pro rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the 7% Solution Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before the withdrawal. The amount of the pro rata adjustment for withdrawals from Special Funds will equal (a) times (b) divided by (c): where (a) is the 7% Solution Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal. Please see Appendix F for examples of the pro rata withdrawal adjustment for withdrawals other than special withdrawals.

Transfers from Special to Non-Special Funds will reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap for Special Funds on a pro rata basis. The resulting increase in the 7% Solution Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the 7% Solution Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred. The increase in the cap for Non-Special Funds will equal the reduction in the cap for Special Funds.

Transfers from Non-Special to Special Funds will reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap in the Non-Special Funds on a pro rata basis. The resulting increase in the 7% Solution Minimum Guaranteed Death Benefit and the cap for the Special Funds will equal the reduction in the 7% Solution Minimum Guaranteed Death Benefit and the cap for the Non-Special Funds.

THE FLOOR FOR THE 7 % SOLUTION ENHANCED DEATH BENEFIT is determined by the same calculations described above for the 7% Solution Minimum Guaranteed Death Benefit except as follows: If you transfer contract value to a Special Fund, the minimum floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the 7% annual effective rate as described above, subject to the age limit and the cap described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals will reduce the floor as

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described for the minimum guaranteed death benefit above. Your death benefit will be the greater of the floor and the death benefit determined as described above.

The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the GREATEST of:

     1)   the Standard Death Benefit;

     2)   the floor; and

     3) the sum of the contract value allocated to Special Funds and the Annual Ratchet Minimum Guaranteed Death Benefit allocated to Non-Special Funds.

The Annual Ratchet Minimum Guaranteed Death Benefit equals:

     1) the initial premium allocated at issue to Special and Non-Special Funds, respectively;

     2) increased dollar for dollar by any premium allocated after issue to Special and Non-Special funds, respectively;

     3) for Non-Special Funds, adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Non-Special Funds, and transfers between Special and Non-Special Funds) and the current contract value allocated to Non-Special Funds;

     4) for Special Funds, adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Special Funds, and transfers between Special and Non-Special and Non-Special Funds) and the current contract value allocated to Special Funds.

Withdrawals reduce the Annual Ratchet Minimum Guaranteed Death Benefit on a pro rata basis, based on the amount withdrawn from the Special and Non-Special Funds, respectively. The amount of the pro rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before withdrawal. The amount of the pro rata adjustment for Special Funds will equal (a) times (b) divided by
(c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal.

Transfers from Special to Non-Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds on a pro rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred.

Transfers from Non-Special to Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds on a pro rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit for the Special Funds will equal the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit for the Non-Special Funds.

THE FLOOR FOR THE ANNUAL RATCHET ENHANCED DEATH BENEFIT is determined as described above for the Annual Ratchet Minimum Guaranteed Death Benefit except that all investments will be treated as Non-Special Funds.

The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit. Under this death benefit option, the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit.

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Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

DEATH BENEFIT FOR EXCLUDED FUNDS

We will be designating certain investment portfolios as "Excluded Funds." Excluded Funds will include certain investment portfolios that, due to their volatility, will be excluded from the death benefit guarantees that might otherwise be provided. We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact your death benefit.

For the period of time, and to the extent, that you allocate premium or contract value to Excluded Funds, your death benefit attributable to that allocation will equal the contract value of that allocation. Any guarantee of death benefit in excess of contract value otherwise provided with regard to allocations to Non-Excluded Funds, does not apply to allocations to Excluded Funds. The death benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

Transfers from Excluded Funds to Non-Excluded funds will reduce all death benefit components for Excluded Funds on a pro rata basis. Except with respect to any maximum guaranteed death benefit, the resulting increase in the Non-Excluded Funds death benefit component will equal the lesser of the reduction in the death benefit for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed death benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed death benefit will equal the reduction in the maximum guaranteed death benefit for Excluded Funds.

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds death benefit components on a pro rata basis. The resulting increase in the death benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds death benefit components.

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APPENDIX H
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                DEATH BENEFITS FOR CATEGORY MAY-2002 AND YR-2003
                                 CONTRACT OWNERS

The purpose of this Appendix H is to describe the death benefits applicable to contract owners in the May-2002 and Yr-2003 Categories. Other than as specified below, please see the prospectus for a full description of your death benefit options and other Contract features. Capitalized terms have the same meaning as described in the prospectus. If you are unsure of which Category applies to you, please call our Customer Service Center. The following enhanced death benefit option was available when you purchased your Contract:

The DEFERRED RATCHET ENHANCED DEATH BENEFIT equals the greater of:

     1)   the Standard Death Benefit; and

     2) the Deferred Ratchet Minimum Guaranteed Death Benefit ("Deferred Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds.

          No funds are currently designated as Excluded Funds for purposes of the Deferred Ratchet MGDB.

The Deferred Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each "eligible contract anniversary," as defined below, which occurs on or prior to attainment of age 85, the Deferred Ratchet MGDB in Covered Funds will be set to the greater of:

     o the current contract value in Covered Funds (after deductions occurring as of that date); or

     o the Deferred Ratchet MGDB in Covered Funds from the prior eligible contract anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

Eligible contract anniversary means:

     o for issue ages 0-76, the 8th contract anniversary, and each contract anniversary thereafter until the contract owner reaches the attained age of 85;

     o    for issues ages 77 and older, the 8th contract anniversary only.

Other than on eligible contract anniversaries, the Deferred Ratchet MGDB in the Covered Funds is equal to the Deferred Ratchet MGDB in the Covered Funds from the last eligible contract anniversary, adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

The Deferred Ratchet MGDB allocated to Excluded Funds is equal to the Deferred Ratchet MGDB in the Excluded Funds from the last eligible contract anniversary, adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers. This calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On each eligible contract anniversary that occurs on or prior to attainment of age 85, the Deferred Ratchet MGDB in Excluded Funds will be set to the greater of:

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     o the current contract value in Excluded Funds (after deductions occurring as of that date); or

     o the Deferred Ratchet MGDB in the Excluded Funds from the prior eligible contract anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on eligible contract anniversaries, the Deferred Ratchet MGDB in the Excluded Funds is equal to the Deferred Ratchet MGDB in the Excluded Funds from the last eligible contract anniversary, adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Deferred Ratchet MGDB on a pro rata basis. The pro rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall Deferred Ratchet MGDB, but do affect the amount of the Deferred Ratchet MGDB in a particular Fund category. Net transfers from among the Funds will reduce the Deferred Ratchet MGDB in the Funds on a pro rata basis.

CHANGE OF CONTRACT OWNER OR BENEFICIARY

For the Deferred Ratchet Death Benefit, if the new owner is age 76 or under on the date that ownership changes, the minimum guaranteed death benefit will continue, and the annual ratchet will stop upon the new owner attaining age 85. If the new owner is age 77 or older on the date of the ownership change (but less than age 86), and the contract has not reached the 8th anniversary, the deferred ratchet will apply upon the 8th anniversary; if the contract is beyond the 8th anniversary, there will be no further ratchets.

MORTALITY AND EXPENSE RISK CHARGE

The mortality and expense risk charge for the Deferred Ratchet Enhanced Death Benefit is 1.30% of the assets you have in each subaccount. The mortality and expense risk charge is deducted each business day at the rate of .003585%.

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APPENDIX I
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               OPTIONAL RIDER BENEFITS FOR YR-2001 CONTRACT OWNERS

The following is a description of the optional rider benefits for Yr-2001 contract owners who elected an optional rider benefit. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF YOUR OPTIONAL RIDER BENEFITS. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS.

OPTIONAL RIDER CHARGES

     MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The quarterly charge for the MGAB rider is as follows:

          ----------------------------------------------------------------------
          Waiting Period      Quarterly Charge
          ----------------------------------------------------------------------
          10 Year             0.125% of the MGAB Charge Base (0.50% annually)
          20 Year             0.125% of the MGAB Charge Base (0.50% annually)
          ----------------------------------------------------------------------

The MGAB Charge Base is the total of (i) the MGAB Base on the rider date and
(ii) premiums during the 2-year period commencing on the rider date, reduced pro rata for withdrawals and reduced for transfers made within the last 3 years prior to the MGAB Benefit Date. We will deduct charges only during your ten-year or twenty-year waiting period, as applicable. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and MGAB Charge Base immediately prior to the surrender or annuitization. The MGAB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

     MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The quarterly charge for the MGIB rider is as follows:

          ----------------------------------------------------------------------
          MGIB Rate           Quarterly Charge
          ----------------------------------------------------------------------
          7%                  0.125% of the MGIB Charge Base (0.50% annually)
          ----------------------------------------------------------------------

The MGIB Charge Base is the total of premiums paid more than 5 years before the earliest MGIB Benefit Date, reduced pro rata for all withdrawals taken while the MGIB rider is in effect, and accumulated at the MGIB Rate (7%) to the earlier of age 80 and reaching the MGIB Base Maximum. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and your MGIB Charge Base immediately prior to the surrender or annuitization. The MGIB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The quarterly charge for the MGWB rider is 0.125% (0.50% annually) of the original MGWB Eligible Payment Amount. The original MGWB Eligible Payment Amount is equal to all premiums paid during the first two contract years following the rider date. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and your original MGWB Eligible Payment Amount immediately prior to the surrender or annuitization.

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OPTIONAL RIDER BENEFITS

MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB) RIDER. The MGAB rider is an optional benefit which provides you with an MGAB benefit intended to guarantee a minimum contract value at the end of a specified waiting period. The MGAB is a one-time adjustment to your contract value in the event your contract value on the MGAB Benefit Date is less than a specified amount. The MGAB rider may offer you protection in the event your Contract loses value during the MGAB waiting period. For discussion of the charges we deduct under the MGAB rider, see "Optional Rider Charges."

The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. The ten-year option has a waiting period of ten years and, other than for allocations to Special Funds, guarantees that your contract value at the end of ten years will at least equal your initial premium payment, reduced pro-rata for withdrawals. Transfers made within 3 years prior to the MGAB Benefit Date will also reduce the benefit pro-rata. The twenty-year option has a waiting period of twenty years and, other than allocations to Special Funds, guarantees that your contract value at the end of twenty years will at least equal two times your initial premium payment, reduced pro-rata for withdrawals and reduced for transfers made within 3 years prior to the MGAB Benefit Date. If you add the 20 year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special Funds, may prevent the MGAB Base from doubling over the waiting period. On the MGAB Benefit Date, which is the next business day after the applicable waiting period, we calculate your Minimum Guaranteed Accumulation Benefit.

     CALCULATING THE MGAB. We calculate your MGAB as follows:

     1. WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

          The MGAB Base is tracked separately for Special and Non-Special Funds, based on the initial allocation of premium (or contract value), subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The aggregate MGAB Base is used to determine the MGAB on the MGAB Benefit Date. THE AGGREGATE MGAB BASE EQUALS THE SUM OF (1) THE LESSER OF THE MGAB BASE ALLOCATED TO SPECIAL FUNDS AND THE CONTRACT VALUE IN THE SPECIAL FUNDS; AND (2) THE MGAB BASE FOR NON-SPECIAL FUNDS. THUS, INVESTING IN THE SPECIAL FUNDS MAY LIMIT THE MGAB BENEFIT. HOWEVER, THE MGAB BASE IS ALSO SUBJECT TO A "FLOOR" WHICH MAY PARTIALLY OFFSET THE EFFECTS OF INVESTING IN SPECIAL FUNDS.

          If you purchased the MGAB rider on the contract date, and

          (i) elected the ten-year option, your MGAB Base for Special and Non-Special Funds is equal to your initial premium plus any additional premium added to your Contract during the 2-year period after your rider date, reduced pro-rata for any withdrawals and any transfers made within 3 years prior to the MGAB Benefit Date; or

          (ii) elected the twenty-year option your MGAB Base for Special and Non-Special Funds is equal to your initial premium, plus any additional premium added to your Contract during the 2-year period after your contract date, accumulated at the MGAB Rate reduced pro-rata for any withdrawals and reduced for any transfers made within 3 years prior to the MGAB Benefit Date. The MGAB Rate is the annual effective rate of 3.5265%. Accumulation of eligible additional premiums starts on the date the premium was received.

          If you purchased the MGAB rider after the contract date, your MGAB Base is equal to your contract value on the rider date, plus premiums added during the 2-year period after your rider date, accumulated at the MGAB Rate (if applicable, as described above) and adjusted pro-rata for withdrawals and transfers as described below.

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          Only premiums added to your Contract during the 2-year period after your rider date are included in the MGAB Base. Any additional premium payments you added to your contract after the second rider anniversary are not included in the MGAB Base. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

          Withdrawals taken while the MGAB rider is in effect, as well as transfers made within 3 years prior to the MGAB Benefit Date, will reduce the value of your MGAB Base pro rata. This means that the MGAB Base (and the MGAB Charge Base) will be reduced by the same percent as the percent of contract value that was withdrawn (or transferred). We will look to your contract value immediately before the withdrawal or transfer when we determine this percent.

          Net transfers from Special Funds to Non-Special Funds will reduce the MGAB Base and MGAB Charge Base allocated to Special Funds on a pro rata basis. If the transfer is made more than 3 years before the Benefit Date, there will be a corresponding increase in the MGAB Base for Non-Special Funds equal to the lesser of the reduction in the MGAB Base for Special Funds and the net contract value transferred.

          Net transfers from Non-Special Funds to Special Funds will reduce the MGAB Base and MGAB Charge Base allocated to Non-Special Funds on a pro rata basis. If the transfer is made more than 3 years before the Benefit Date, there will be a corresponding increase in the MGAB Base for Special Funds equal to the reduction in the MGAB Base for Non-Special Funds.

     2. THEN WE DETERMINE THE FLOOR. The floor will be calculated in the same manner as the MGAB Base described above, except as follows: For the ten-year option, all investments will be treated as Non-Special Funds. For the twenty-year option, if you transfer contract value to a Special Fund more than 3 years before the Benefit Date, the floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the MGAB Rate described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals and other transfers will reduce the floor as described for the MGAB Base above.

     3. WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB BENEFIT DATE FROM THE GREATER OF THE FLOOR AND YOUR AGGREGATE MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

     4. ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it to the subaccounts in which you are invested pro-rata based on the proportions of your then contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Benefit Date, we will allocate the MGAB to the Liquid Assets subaccount on your behalf. After the crediting of the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

     PURCHASE. To purchase the MGAB rider, you must be age 80 or younger on the rider date if you choose the ten-year option and age 65 or younger on the rider date if you choose the twenty-year option. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

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     THE MGAB BENEFIT DATE. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Benefit Date is your 10th contract anniversary for the ten-year option or 20th contract anniversary for the twenty-year option. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Benefit Date will be the first contract anniversary occurring after 10 years (for the ten-year option) or 20 years (for the twenty-year option) after the rider date. The MGAB rider is not available if the MGAB Benefit Date would fall beyond the latest annuity start date.

     CANCELLATION. If you elected the twenty-year option, you have a one-time right to cancel the MGAB rider on your first contract anniversary that is at least 10 years after the rider date. If you purchased the MGAB rider during the 30-day period following the contract date, your one-time right to cancel the rider occurs on the tenth anniversary of your contract date. To cancel, you need to send written notice to our Customer Service Center at least 30 days before such anniversary date. If the MGAB rider is terminated before the MGAB Benefit Date, you will not be credited with the MGAB and we assess the pro-rata portion of the MGAB rider changes for the current quarter.

     NOTIFICATION. Any crediting of the MGAB will be reported in your first quarterly statement following the MGAB Benefit Date.

MINIMUM GUARANTEED INCOME BENEFIT (MGIB) RIDER. The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Benefit Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to the Special Funds, the MGIB Rate, the adjustment for Special Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds may limit the MGIB benefit. However, the MGIB Benefit Base is also subject to a "floor" which may partially offset the effects of investing in Special Funds. For a discussion of the charges we deduct under the MGIB rider, see "Optional Rider Charges." Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greatest of:

     (i) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the Golden American Fixed Account prospectus) on the MGIB Benefit Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

     (ii) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the Golden American Fixed Account prospectus) on the MGIB Benefit Date applied to the then current income factors in effect for the annuity option you selected; and

     (iii)the MGIB annuity income based on the greater of the floor and your MGIB Benefit Base on the MGIB Benefit Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust both the floor and the MGIB Benefit Base for any premium tax recovery and Market Value Adjustment (see the Golden American Fixed Account prospectus) that would otherwise apply at annuitization.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Benefit Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Benefit Date.

     DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

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     1. WE FIRST DETERMINE YOUR MGIB BENEFIT BASE. The MGIB Benefit Base is only a calculation used to determine the MGIB. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

          The MGIB Base is tracked separately for Special and Non-Special Funds, based on initial allocation of eligible premium (or contract value) and subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The MGIB Benefit Base equals the sum of
          (1) the contract value of Special Funds, and (2) the MGIB Base for Non-Special Funds.

          The MGIB Base is equal to the lesser of (i) and (ii) where:

          (a) is your initial premium (or contract value on the rider date if you purchased the MGIB rider after the contract date), plus any eligible additional premiums added to your Contract, reduced pro-rata by all withdrawals taken while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Base reaching the MGIB Base Maximum, and at 0% thereafter; and

          (b) is the MGIB Base Maximum, which equals 200% of allocated eligible premiums, adjusted for withdrawals and transfers.

          Eligible additional premium payments are those added more than 5 years before the earliest MGIB Benefit Date and are included in the MGIB Base. Premiums paid after that are excluded from the MGIB Base. Net transfers from Special Funds to Non-Special Funds will reduce the MGIB Base and MGIB Base Maximum allocated to Special Funds on a pro rata basis. The resulting increase in the MGIB Base for Non-Special Funds will equal the lesser of the reduction in the MGIB Base for Special Funds and the net contract value transferred. The increase in the MGIB Base Maximum for Non-Special Funds equals the reduction in the MGIB Base Maximum for Special Funds.

          Net transfers from Non-Special Funds to Special Funds will reduce the MGIB Base and MGIB Base Maximum allocated to Non-Special Funds on a pro rata basis. The resulting increase in the MGIB Base and the MGIB Base Maximum for Special Funds equals the reduction in the MGIB Base and MGIB Base Maximum for Non-Special Funds. Transfers to one or more Special Funds could reduce the MGIB Benefit.

          The MGIB Rate is currently 7%. The Company may at its discretion discontinue offering this rate. The MGIB Rate is an annual effective rate.

     2. WE THEN DETERMINE THE FLOOR. The floor will be calculated in the same manner as the MGIB Base described above, except as follows: If you transfer contract value to a Special Fund, the floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the MGIB Rate described above, subject to the age limit and the Maximum described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals will reduce the floor as described for the MGIB Base above.

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     3. THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING THE GREATER OF THE MINIMUM FLOOR AND YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT AND PREMIUM TAXES) BY THE APPLICABLE INCOME FACTOR, AND THEN DIVIDING BY $1,000.

          The MGIB Income Options are available under the MGIB Rider:

          (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

          (ii) Income for a 20-30 Year Period Certain; or

          (iii)Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

     On the MGIB Benefit Date, we would apply the greater of the floor and the MGIB Benefit Base under the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

     Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

     PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before the MGIB rider can be exercised.

     THE MGIB BENEFIT DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Benefit Date is the contract anniversary next following or is incident with exercise of your option to annuitize after a ten-year waiting period from the contract date. If you added the MGIB rider at any other time, your MGIB Benefit Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuities under the MGIB rider.

     NO CHANGE OF ANNUITANT. Once the MGIB rider is purchased, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

     NOTIFICATION. On or about 30 days prior to the MGIB Benefit Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise. The actual amount of the MGIB annuity benefit will be determined as of the MGIB Benefit Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN THE MORE FAVORABLE STREAM OF INCOME PAYMENTS UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

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MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB) RIDER. The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments equal to all premium payments paid during the first two contract years (Eligible Payment Amount) adjusted for any prior withdrawals. To maintain this guarantee, withdrawals in any contract year may not exceed 7% of your adjusted Eligible Payment Amount. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. For a discussion of the charges we deduct under the MGWB rider, see "Optional Rider Charges." Your original Eligible Payment Amount depends on when you purchase the MGWB rider and is:

          (i) if you purchased the MGWB rider on the contract date, your premium payments received during the first two contract years; or

          (ii) if you purchased the MGWB rider after the contract date, your contract value on the rider date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the rider date.

     THE MGWB WITHDRAWAL ACCOUNT. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount, tracked separately for Special and Non-Special Funds, adjusted for any withdrawals and transfers between Special and Non-Special Funds. THE MGWB WITHDRAWAL ACCOUNT EQUALS THE SUM OF (A) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO NON-SPECIAL FUNDS, AND (B) THE LESSER OF (1) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO SPECIAL FUNDS AND (2) THE CONTRACT VALUE IN THE SPECIAL FUNDS. THUS, INVESTING IN THE SPECIAL FUNDS MAY LIMIT THE MGWB WITHDRAWAL ACCOUNT. However, the MGWB Withdrawal Account is also subject to a "floor" which may partially offset the effects of investing in Special Funds.

Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal for Non-Special Funds and pro rata for Special Funds, based on the source of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in the MGWB Withdrawal Account of the Special and Non-Special Funds by the proportion that the withdrawal bears to the Contract Value of the Special and Non-Special Funds, respectively, at the time of the withdrawal. If a single withdrawal involves both Special and Non-Special Funds and causes the 7% to be exceeded, the withdrawal will be treated as taken first from Non-Special Funds. Any withdrawals greater than 7% per year of the Eligible Payment Amount will also cause a reduction in the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB Withdrawal Account is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero. If the MGWB Withdrawal Account is greater than the floor and a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Special Funds to Non-Special Funds will reduce the MGWB Withdrawal Account allocated to Special Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Non-Special Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Special Funds and the net contract value transferred.

Net transfers from Non-Special Funds to Special Funds will reduce the MGWB Withdrawal Account allocated to Non-Special Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Special Funds equals the reduction in the MGWB Withdrawal Account for Non-Special Funds.

     THE FLOOR FOR YOUR MGWB WITHDRAWAL ACCOUNT is equal to the Eligible Payment Amount adjusted for any withdrawals. Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the floor by the dollar amount of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in the floor for the MGWB Withdrawal Account and the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

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The floor is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero.

     If the floor is greater than the MGWB Withdrawal Account and a withdrawal reduces the floor to zero, the MGWB rider terminates and no further benefits are payable under the rider.

     GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." Making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider, will remain in force, and you may continue to make withdrawals so long as:

          (i)  your contract value is greater than zero;

          (ii) your MGWB Withdrawal Account or the floor is greater than zero;

          (iii)your latest allowable annuity start date has not been reached;

          (iv) you have not elected to annuitize your Contract; and

          (v) you have not died (unless your spouse has elected to continue the contract), changed the ownership of the Contract or surrendered the Contract.

     The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

     AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero your Contract is given what we refer to as Automatic Periodic Benefit Status if the following conditions exist:

          (i)  your MGWB Withdrawal Account or the floor is greater than zero;

          (ii) your latest allowable annuity start date has not been reached;

          (iii)you have not elected to annuitize your Contract; and

          (iv) you have not died, changed the ownership of the Contract or surrendered the Contract.

     Once your Contract is given Automatic Periodic Benefit Status, the greater of the floor and the MGWB Withdrawal Account will be treated as the MGWB Withdrawal Account to determine any rider benefits. We will pay you the annual MGWB periodic payments, beginning on the next contract anniversary equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount until the earliest of (i) your contract's latest annuity start date, (ii) the death of the owner; or (iii) until your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status (that is, your contract value is zero), we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, and (ii) payment of the Commuted Value (defined below) or (iii) the owner's death has occurred.

     On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for period(s) applicable to the remaining payments. Once the last MGWB periodic payment is made or we pay you the Commuted Value, your Contract and the MGWB rider terminate.

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     DEATH BENEFIT DURING AUTOMATIC PERIODIC BENEFIT STATUS. If you have never withdrawn more than 7% per year of the Eligible Payment Amount and you elected the 7% Solution Enhanced Death Benefit in your Contract (or you elected the Max 7 Enhanced Death Benefit resulting in the 7% Solution Enhanced Death Benefit as the actual benefit), the death benefit otherwise payable under the terms of your Contract will remain in force during any Automatic Periodic Benefit Status. In determining the amount of the death benefit during the Automatic Periodic Benefit Status, we deem your contract value to be zero and treat the MGWB periodic payments as withdrawals. In all other cases, the death benefit payable during Automatic Periodic Benefit Status is the greater of the floor and your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments. If you elected the Max 7 Enhanced Death Benefit, then the 7% Solution and the Annual Ratchet components shall each be calculated as if each were the elected death benefit option.

     PURCHASE. To purchase the MGWB rider, your must be age 80 or younger on the rider date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval whichever is later.

EXCLUDED FUNDS

We may be designating certain investment portfolios as "Excluded Funds." We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact the benefit under any optional rider that you have elected. If you never invest in Excluded Funds, your rider benefits will be unaffected.

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APPENDIX J
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              OPTIONAL RIDER BENEFITS FOR MAY-2002 CONTRACT OWNERS

The following is a description of the optional rider benefits for May-2002 contract owners who elected an optional rider benefit. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF YOUR OPTIONAL RIDER BENEFITS. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS.

OPTIONAL RIDER CHARGES

     MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The quarterly charge for the MGAB rider is as follows:

          ----------------------------------------------------------------------
          Waiting Period      Quarterly Charge
          ----------------------------------------------------------------------
          10 Year             0.125% of the MGAB Charge Base (0.50% annually)
          20 Year             0.125% of the MGAB Charge Base (0.50% annually)
          ----------------------------------------------------------------------

The MGAB Charge Base is the total of (i) the MGAB Base on the rider date and
(ii) premiums during the 2-year period commencing on the rider date, reduced pro rata for withdrawals and reduced for transfers made within the last 3 years prior to the MGAB Benefit Date. We will deduct charges only during your ten-year or twenty-year waiting period, as applicable. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and MGAB Charge Base immediately prior to the surrender or annuitization. The MGAB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

     MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The quarterly charge for the MGIB rider is as follows:

          ----------------------------------------------------------------------
          MGIB Rate           Quarterly Charge
          ----------------------------------------------------------------------
          7%                  0.125% of the MGIB Charge Base (0.50% annually)
          ----------------------------------------------------------------------

The MGIB Charge Base is the total of premiums paid more than 5 years before the earliest MGIB Benefit Date, reduced pro rata for all withdrawals taken while the MGIB rider is in effect, and accumulated at the MGIB Rate (7%) to the earlier of age 80 and reaching the MGIB Base Maximum. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and your MGIB Charge Base immediately prior to the surrender or annuitization. The MGIB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The quarterly charge for the MGWB rider is 0.125% (0.50% annually) of the original MGWB Eligible Payment Amount. The original MGWB Eligible Payment Amount is equal to all premiums paid during the first two contract years following the rider date. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and your original MGWB Eligible Payment Amount immediately prior to the surrender or annuitization.

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OPTIONAL RIDER BENEFITS

Please see the prospectus for a description of the Minimum Guaranteed Withdrawal Benefit and Minimum Guaranteed Accumulation Benefit.

MINIMUM GUARANTEED INCOME BENEFIT (MGIB) RIDER. The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Benefit Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds or Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB benefit. For Contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; the ING VP Bond Portfolio; the ING Core Bond Portfolio; the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account. For Contracts issued before May 1, 2003, the ING VP Bond Portfolio and the ING Core Bond Portfolio are not designated as Special Funds.

For a discussion of the charges we deduct under the MGIB rider, see "Optional Rider Charges."

Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greatest of:

          (i) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the Golden American Fixed Account prospectus) on the MGIB Benefit Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

          (ii) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the Golden American Fixed Account prospectus) on the MGIB Benefit Date applied to the then current income factors in effect for the annuity option you selected; and

          (iii)the MGIB annuity income based on your MGIB Benefit Base on the MGIB Benefit Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Benefit Base for any premium tax recovery and Market Value Adjustment (see the Golden American Fixed Account prospectus) that would otherwise apply at annuitization.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Benefit Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Benefit Date.

     DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

     1. WE FIRST DETERMINE YOUR MGIB BENEFIT BASE. The MGIB Benefit Base is only a calculation used to determine the MGIB. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

          The MGIB Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value) and subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The MGIB Benefit Base equals the lesser of (a) and (b) where:

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          a)   is the Maximum MGIB Base; and

          b)   is the sum of:

               1)   the MGIB Base allocated to Covered Funds;

               2)   the MGIB Base allocated to Special Funds; and

               3)   the contract value allocated to Excluded Funds.

          The Maximum MGIB Base is 200% of eligible premiums, adjusted pro-rata for withdrawals. The Maximum MGIB Base is not allocated by Fund category.

          The MGIB Base allocated to Covered Funds equals the eligible premiums allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Base reaching the Maximum MGIB Base, and at 0% thereafter.

          The MGIB Base allocated to Special Funds equals the eligible premiums allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. THERE IS NO ACCUMULATION OF MGIB BASE ALLOCATED TO SPECIAL FUNDS.

          The MGIB Base allocated to Excluded Funds equals the eligible premiums allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Base reaching the Maximum MGIB Base, and at 0% thereafter. THE MGIB BASE ALLOCATED TO EXCLUDED FUNDS IS USED ONLY FOR TRANSFER ADJUSTMENTS AND RIDER CHARGES. IT IS NOT USED TO DETERMINE BENEFITS.

          Eligible premiums are those added more than 5 years before the earliest MGIB Benefit Date. Premiums paid after that are excluded from the MGIB Base.

          The MGIB Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rate is an annual effective rate.

          Withdrawals reduce the MGIB Base on a pro-rata basis. The percentage reduction in the MGIB Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the MGIB Base in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the MGIB Base in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal.

          Net transfers from Covered Funds will reduce the MGIB Base allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Base allocated to Covered Funds.

          Net transfers from Special Funds will reduce the MGIB Base allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Covered or Excluded Funds, as applicable, will equal the reduction in the MGIB Base allocated to Special Funds.

          Net transfers from Excluded Funds will reduce the MGIB Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Covered or Special Funds, as applicable, will equal the lesser of the net contract value transferred and the change in the MGIB Base allocated to Excluded Funds.

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     2. THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT AND PREMIUM TAXES) BY THE APPLICABLE INCOME FACTOR, AND THEN DIVIDING BY $1,000.

          The MGIB Income Options are available under the MGIB Rider:

     (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

     (ii) Income for a 20-30 Year Period Certain; or

     (iii)Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

     On the MGIB Benefit Date, we would apply the MGIB Benefit Base under the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

     Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

     PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before you can annuitize under the MGIB rider.

     THE MGIB BENEFIT DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Benefit Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Benefit Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

     NO CHANGE OF ANNUITANT. Once the MGIB rider is purchased, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

     NOTIFICATION. On or about 30 days prior to the MGIB Benefit Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise. The actual amount of the MGIB annuity benefit will be determined as of the MGIB Benefit Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN THE MORE FAVORABLE STREAM OF INCOME PAYMENTS, AND DIFFERENT TAX CONSEQUENCES, UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

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APPENDIX K
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                              PROJECTED SCHEDULE OF
                     ING GET U.S. CORE PORTFOLIO* OFFERINGS

                                           OFFERING DATES         GUARANTEE DATES
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GET V SERIES                               03/13/03 - 06/12/03    06/13/03 - 06/13/08

ING GET U.S. CORE PORTFOLIO--  SERIES 1    06/12/03 - 09/11/03    09/12/03 - 09/12/08

ING GET U.S. CORE PORTFOLIO--  SERIES 2    09/12/03 - 12/11/03    12/12/03 - 12/12/08

ING GET U.S. CORE PORTFOLIO--  SERIES 3    12/12/03 - 03/11/04    03/12/03 - 03/13/09

ING GET U.S. CORE PORTFOLIO--  SERIES 4    03/12/04 - 06/10/04    06/11/04 - 06/12/09

*    Previously known as ING GET Fund.

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                                   ING [LOGO]


                     GOLDEN AMERICAN LIFE INSURANCE COMPANY

Golden American Life Insurance Company is a stock company domiciled in Delaware.
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Opportunities - 126035                                                05/01/2003